     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2018

                                                             FILE NO. 333-182946

                                                              FILE NO. 811-22726

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                 / /
POST-EFFECTIVE AMENDMENT NO. 15                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 80

                       FORETHOUGHT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A

                           (Exact Name of Registrant)

                       FORETHOUGHT LIFE INSURANCE COMPANY

                              (Name of Depositor)

            10 WEST MARKET STREET, SUITE 2300 INDIANAPOLIS, IN 46204

                   (Address of Depositor's Principal Offices)

                                  860-325-1538

              (Depositor's Telephone Number, Including Area Code)

                               SARAH M. PATTERSON
                       FORETHOUGHT LIFE INSURANCE COMPANY
               82 HOPMEADOW STREET, SUITE 200, SIMSBURY, CT 06089

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/x/    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on      ,     , pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on      ,     , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

                       FORERETIREMENT VARIABLE ANNUITY

    SUPPLEMENT DATED APRIL 17, 2018 TO YOUR PROSPECTUS DATED MAY 1, 2017


                   BlackRock Managed Volatility V.I. Fund
                      BlackRock S&P 500 Index V.I. Fund


Effective April 23, 2018 the BlackRock Managed Volatility V.I. Fund and the BlackRock S&P 500 Index V.I. Fund will be made available as investment options under your Contract.

The following funding options are added to "BlackRock Variable Series Funds, Inc." under the "Appendix C -- Fund Data" section of your prospectus:

                                                           INVESTMENT                                  INVESTMENT
FUNDING OPTION                                          OBJECTIVE SUMMARY                          ADVISOR/SUB-ADVISOR
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BlackRock Managed Volatility V.I. Fund --   Seeks a level of current income and      BlackRock Advisors, LLC
   Class III                                degree of stability of principal not     Sub-advised by BlackRock International Limited
                                            normally available from an investment    Edinburgh; BlackRock Asset Management
                                            solely in equity securities, as well as  North Asia Limited; BlackRock (Singapore)
                                            the opportunity for capital              Limited
                                            appreciation greater than is normally
                                            available from an investment solely in
                                            debt securities.

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BlackRock S&P 500 Index V.I. Fund --        Seeks investment results that, before    BlackRock Advisors, LLC
   Class III                                expenses, correspond to the aggregate
                                            price and yield performance of the
                                            Standard & Poor's 500 Index (the
                                            "S&P 500").

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The following changes are also made:

On page 2, BlackRock Managed Volatility V.I. Fund and BlackRock S&P 500 Index V.I. Fund are added to the list of sub-accounts under "BlackRock Variable Series Funds, Inc."

In Appendix D -- Optional Rider Investment Restrictions, the Personal Protection Portfolios are updated to replace HIMCO VIT Portfolio Diversifier Fund with BlackRock Managed Volatility V.I. Fund and HIMCO VIT Index Fund with BlackRock S&P 500 Index V.I. Fund as follows:

                       PERSONAL PROTECTION PORTFOLIOS

AMERICAN PORTFOLIO

                    BlackRock Managed Volatility V.I. Fund                                               50%
                    ------------------------------------------------------------------------------------------
                    American Funds Growth Fund                                                           20%
                    ------------------------------------------------------------------------------------------
                    American Funds Growth-Income Fund                                                    20%
                    ------------------------------------------------------------------------------------------
                    American Funds International Fund                                                    10%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
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BALANCED PORTFOLIO

                    BlackRock Managed Volatility V.I. Fund                                               50%
                    ------------------------------------------------------------------------------------------
                    BlackRock Equity Dividend V.I. Fund                                                  15%
                    ------------------------------------------------------------------------------------------
                    PIMCO StocksPLUS(R) Global Portfolio                                                 15%
                    ------------------------------------------------------------------------------------------
                    BlackRock Capital Appreciation V.I. Fund                                             10%
                    ------------------------------------------------------------------------------------------
                    MFS(R) Growth Series                                                                 10%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    ------------------------------------------------------------------------------------------

BALANCED PLUS PORTFOLIO

                    BlackRock Managed Volatility V.I. Fund                                               50%
                    ------------------------------------------------------------------------------------------
                    MFS(R) Value Series                                                                  20%
                    ------------------------------------------------------------------------------------------
                    American Century VP Growth Fund                                                      15%
                    ------------------------------------------------------------------------------------------
                    American Century VP Mid Cap Value Fund                                                5%
                    ------------------------------------------------------------------------------------------
                    Invesco V.I. International Growth Fund                                                5%
                    ------------------------------------------------------------------------------------------
                    Templeton Foreign VIP Fund                                                            5%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    ------------------------------------------------------------------------------------------

FRANKLIN PORTFOLIO

                    BlackRock Managed Volatility V.I. Fund                                               50%
                    ------------------------------------------------------------------------------------------
                    Franklin Mutual Shares VIP Fund                                                      20%
                    ------------------------------------------------------------------------------------------
                    Templeton Growth VIP Fund                                                            15%
                    ------------------------------------------------------------------------------------------
                    Franklin Rising Dividends VIP Fund                                                   10%
                    ------------------------------------------------------------------------------------------
                    Franklin Small Cap Value VIP Fund                                                     5%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    ------------------------------------------------------------------------------------------

GROWTH PLUS PORTFOLIO

                    BlackRock Managed Volatility V.I. Fund                                               50%
                    ------------------------------------------------------------------------------------------
                    Lord Abbett Fundamental Equity Portfolio                                             15%
                    ------------------------------------------------------------------------------------------
                    American Funds Growth Fund                                                           10%
                    ------------------------------------------------------------------------------------------
                    Invesco V.I. International Growth Fund                                               10%
                    ------------------------------------------------------------------------------------------
                    Putnam VT Growth Opportunities Fund                                                  10%
                    ------------------------------------------------------------------------------------------
                    MFS(R) New Discovery Series                                                           5%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    ------------------------------------------------------------------------------------------

HARTFORD PORTFOLIO

                    BlackRock Managed Volatility V.I. Fund                                               50%
                    ------------------------------------------------------------------------------------------
                    Hartford Capital Appreciation HLS Fund                                               20%
                    ------------------------------------------------------------------------------------------
                    Hartford Dividend and Growth HLS Fund                                                20%
                    ------------------------------------------------------------------------------------------
                    Hartford International Opportunities HLS Fund                                        10%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    ------------------------------------------------------------------------------------------

INDEX PORTFOLIO

                    BlackRock Managed Volatility V.I. Fund                                               50%
                    ------------------------------------------------------------------------------------------
                    BlackRock S&P 500 Index V.I. Fund                                                    50%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    ------------------------------------------------------------------------------------------

VALUE PLUS PORTFOLIO

                    BlackRock Managed Volatility V.I. Fund                                                50%
                    ------------------------------------------------------------------------------------------
                    Invesco V.I. Core Equity Fund                                                         15%
                    ------------------------------------------------------------------------------------------
                    Hartford Value HLS Fund                                                               10%
                    ------------------------------------------------------------------------------------------
                    Putnam VT Equity Income Fund                                                          10%
                    ------------------------------------------------------------------------------------------
                    Templeton Foreign VIP Fund                                                            10%
                    ------------------------------------------------------------------------------------------
                    Invesco V.I. Small Cap Equity Fund                                                     5%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                                100%
                    ------------------------------------------------------------------------------------------

          THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

FR-041718-FA

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                     FORETHOUGHT LIFE INSURANCE COMPANY
                            10 WEST MARKET STREET
                                 SUITE 2300
                           INDIANAPOLIS, IN 46204
                               1-866-645-2449

                       FORERETIREMENT VARIABLE ANNUITY

This Statement of Additional Information contains additional information to the Prospectus for the individual deferred flexible premium variable annuity contract ("Contract"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy by writing us at our Annuity Service Center or calling the toll-free number shown above.


Dated: May 1, 2017, as amended April 17, 2018


TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                               2
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     The Company                                                                                                                  2
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     Safekeeping of Assets                                                                                                        2
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     Independent Registered Public Accounting Firm                                                                                2
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     Experts                                                                                                                      2
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     Non-Participating                                                                                                            2
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     Misstatement of Age or Sex                                                                                                   2
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     Principal Underwriter                                                                                                        2
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     Additional Payments to Financial Intermediaries                                                                              2
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PERFORMANCE RELATED INFORMATION                                                                                                   3
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     Total Return for all Sub-Accounts                                                                                            3
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     Yield for Sub-Accounts                                                                                                       4
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     Money Market Sub-Accounts                                                                                                    4
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     Additional Materials                                                                                                         4
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     Performance Comparisons                                                                                                      4
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FINANCIAL STATEMENTS                                                                                                             F1
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2


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GENERAL INFORMATION


THE COMPANY

We are a life insurance company engaged in the business of writing life insurance and individual variable, fixed and fixed indexed annuities. Forethought Life Insurance Company is authorized to do business in 49 states of the United States, the District of Columbia and Puerto Rico. Forethought Life Insurance Company was incorporated under the laws of Indiana on July 10, 1986. We have offices located in Indianapolis and Batesville, Indiana, Houston, Texas, Simsbury, Connecticut and Berwyn, Pennsylvania. Forethought Life Insurance Company is ultimately controlled by Global Atlantic Financial Group Limited.


SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, MA 02210.


EXPERTS


The statutory financial statements and supplemental schedules of Forethought Life Insurance Company and the financial statements of Forethought Life Insurance Company Separate Account A as of December 31, 2017 and for the period then ended, included in this Statement of Additional Information, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Owner or Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Global Atlantic Distributors, LLC. Global Atlantic Distributors, LLC serves as Principal Underwriter for the securities issued with respect to the Separate Account. Global Atlantic Distributors, LLC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. Global Atlantic Distributors, LLC is ultimately controlled by Global Atlantic Financial Group Limited.


Forethought currently pays Global Atlantic Distributors, LLC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Global Atlantic Distributors, LLC in its role as Principal Underwriter has been 2017: $23,654,086; 2016:
$34,298,366; and 2015: $64,392,946.



ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) may pay Additional Payments to Financial Intermediaries in the future. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments with at least a $100 value in 2017 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists: Advisor Group, Inc.; Alegis Revenue Group LLC; American International Group; American Portfolios Financial Services, Inc.; Ameritas Life Insurance Corp.; Arvest Wealth Management; BancorpSouth; Bank of Oklahoma; BB&T Investment Services, Inc.; BB&T Scott & Stringfellow; BB&T Securities, LLC; BBVA Compass Investment Solutions, Inc.; BCG Securities, Inc.; Berthel, Fisher & Company Financial Services, Inc.; BMO

3


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Harris Financial Advisors, Inc.; BOSC, Inc.; Broker Dealer Financial Services Corp.; Cabot Lodge Securities LLC; Cambridge Investment Research, Inc.; Capital Investment Group; Cedar Creek Securities, Inc.; Centaurus Financial, Inc.; Cetera Advisor Networks LLC; Cetera Advisors LLC; Cetera Financial Group, Inc.; Cetera Financial Specialists LLC; Cetera Investment Services LLC; CFD Investments, Inc.; Citizens Securities, Inc.; Comerica Securities, Inc.; Commerce Bank; Commonwealth Financial Network; Core Capital Investments; Crown Capital Securities, L.P.; CUNA Brokerage Services, Inc.; ELE Wealth Advisors, Inc.; Fifth Third Securities, Inc.; Financial Advisors of America; First Allied Holdings, Inc.; First Citizens Investor Services, Inc.; First Financial Equity Corporation; First Heartland Capital, Inc.; First State Financial Management, Inc.; First Tennessee Brokerage, Inc.; Foresters Equity Services, Inc.; Fortune Financial and Investment Corp.; Franklin Templeton; FSC Securities Corporation; FTB Advisors, Inc.; Garden State Securities, Inc.; Geneos Wealth Management, Inc.; GWN Securities Inc.; H. Beck, Inc.; Hancock Investment Services, Inc.; Harbour Investments, Inc.; HBW Securities LLC; H.D. Vest Investment Services; Hightower Securities, LLC; Independent Financial Group, LLC; Infinex Financial Group; Infinity Financial Services; Investacorp, Inc.; Investment Professionals, Inc.; J. J. B. Hilliard, W. L. Lyons, LLC; J. W. Cole Financial, Inc.; Janney Montgomery Scott LLC; Kestra Investment Services, LLC; Key Investment Services LLC; KMS Financial Services, Inc.; Kovack Securities, Inc.; L.M. Kohn & Company; Lincoln Financial Advisors Corporation; Lincoln Investment Planning, Inc.; Lion Street Financial, LLC; LPL Financial LLC; Lucia Securities LLC; Morgan Keegan & Company, Inc.; Morgan Stanley Smith Barney, LLC; National Securities Corporation; Newbridge Securities Corporation; Next Financial Group, Inc.; NFP Securities, Inc.; Oppenheimer & Company, Inc.; Packerland Brokerage Services, Inc.; Parkland Securities, LLC; Parsonex Securities, Inc.; People's Securities, Inc.; Prospera Financial Services, Inc.; Purshe Kaplan Sterling Investments; Raymond James Insurance Group, Inc.; RBC Capital Markets, LLC; Regions Investment Services, Inc.; Robert W. Baird & Co. Incorporated; Royal Alliance Associates, Inc.; SagePoint Financial, Inc.; Santander Securities LLC; Securian Financial Services, Inc.; Securities America, Inc.; Securities Service Network, Inc.; Sigma Financial Corporation; Signator Investments, Inc.; Signature Securities; Simmons First Investment Group, Inc.; Stephens Inc.; Sterne, Agee & Leach, Inc.; Stifel, Nicolaus & Company, Incorporated; Summit Brokerage Services, Inc.; SunTrust Investment Services, Inc.; TCFG Wealth Management, LLC; The Producers Choice, LLC; The Huntington Investment Company; The Investment Center, Inc.; Thurston, Springer, Miller, Herd, & Titak, Inc.; Transamerica Financial Advisors, Inc.; Triad Advisors, Inc.; U. S. Bancorp Investments, Inc.; UBS Financial Services Insurance Agency Inc.; Umpqua Investments, Inc.; Union Bank of CA; United Planners' Financial Services of America A Limited Partnership; VOYA Financial Advisors, Inc.; Wells Fargo Wealth Brokerage Insurance; WesBanco Securities, Inc.; WFG Investments, Inc.; Williams Financial Group; Woodbury Financial Services, Inc.; Woodmen Financial Services, Inc.; and Wunderlich Securities, Inc.



PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Premium Based Charges, if applicable, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for optional benefit riders.

The formula we use to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee or Sales Charges. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties).

4


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YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is:

                       YIELD = 2[ (a - b +1)^(6) - 1].
                                   _____
                                    cd

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.


ADDITIONAL MATERIALS

We may provide information on various topics to Owners and prospective Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

FORETHOUGHT LIFE INSURANCE COMPANY

FORETHOUGHT LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

FINANCIAL STATEMENTS

December 31, 2017



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                                    SA-1

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  FINANCIAL STATEMENTS
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                  CONTENTS

Report of Independent Registered Public Accounting Firm...............................................................     SA-3

Audited Financial Statements

Statements of Net Assets..............................................................................................     SA-5

Statements of Operations..............................................................................................    SA-33

Statements of Changes in Net Assets...................................................................................    SA-61

Notes to Financial Statements.........................................................................................   SA-108

   Note 1 -- Organization.............................................................................................   SA-108

   Note 2 -- Summary of Significant Accounting Policies...............................................................   SA-115

   Note 3 -- Expenses and Related Party Transactions..................................................................   SA-116

   Note 4 -- Changes In Units Outstanding.............................................................................   SA-118

   Note 5 -- Purchases and Sales of Investments.......................................................................   SA-122

   Note 6 -- Financial Highlights.....................................................................................   SA-125



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                                    SA-2

[PWC_K_LOGO]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


  TO THE BOARD OF DIRECTORS OF FORETHOUGHT LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF
  FORETHOUGHT LIFE INSURANCE COMPANY
  SEPARATE ACCOUNT A OF FORETHOUGHT LIFE INSURANCE COMPANY:
--------------------------------------------------------------------------------


OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of net assets as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, and the statements of changes in net asset for each of the two years in the period ended December 31, 2017, (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of AB VPS Global Bond Portfolio, AB VPS Growth and Income Portfolio, AB VPS Real Estate Investment Portfolio, American Century VP Capital Appreciation Fund, American Century VP Growth Fund, American Century VP Income and Growth Fund, American Century VP Mid Cap Value, American Century VP Value Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth, American Funds Bond Fund, American Funds Capital Income Builder, American Funds Global Growth and Income Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income, American Funds International Fund, American Funds Managed Risk Asset Allocation Fund, American Funds New World Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Total Return V.I. Fund, BlackRock U.S. Government Bond V.I. Fund, Calvert VP EAFE International Index Portfolio, Calvert VP Investment Grade Bond Index Portfolio, Calvert VP Nasdaq 100 Index Portfolio, Calvert VP Russell 2000 Small Cap Index Portfolio, Calvert VP S&P MidCap 400 Index Portfolio, DFA VA Global Bond Portfolio, DFA VA International Value Portfolio, DFA VA US Large Value Portfolio, DFA VA US Targeted Value Portfolio, FT VIP Franklin Global Real Estate VIP Fund, FT VIP Franklin Income VIP Fund, FT VIP Franklin Mutual Global Discovery VIP Fund, FT VIP Franklin Mutual Shares VIP Fund, FT VIP Franklin Rising Dividends VIP Fund, FT VIP Franklin Small Cap Value VIP Fund, FT VIP Franklin Strategic Income VIP Fund, FT VIP Templeton Foreign Securities Fund, FT VIP Templeton Global Bond Securities Fund, FT VIP Templeton Growth Securities Fund, Global Atlantic American Funds Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Motif Aging of America Portfolio, Global Atlantic Motif Technological Innovations Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, Global Atlantic Wellington Research Managed Risk Portfolio, Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio, Global Atlantic Wilshire Dynamic Growth Allocation Portfolio, Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio, Goldman Sachs VIT Core Fixed Income Fund, Goldman Sachs VIT Global Trends Allocation Fund, Goldman Sachs VIT Growth Opportunities Fund, Goldman Sachs VIT High Quality Floating Rate Fund, Goldman Sachs VIT Mid Cap Value Fund, Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT Strategic Income Fund, Goldman Sachs VIT Strategic International Equity Fund, Goldman Sachs VIT U.S. Equity Insights Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Portfolio Diversifier HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Value HLS Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Comstock Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Equity and Income Fund, Invesco V.I. Global Real Estate, Invesco V.I. Government Money Market Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Ivy VIP Advantus Real Estate Securities, Ivy VIP Core Equity, Ivy VIP International Core Equity, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Fundamental Equity Portfolio, Lord Abbett Growth Opportunities Portfolio, Lord Abbett Mid Cap Stock Portfolio, Lord Abbett Short Duration Income Portfolio, MFS(R) Blended Research Core Equity Portfolio, MFS(R) Blended Research Small Cap Equity Portfolio, MFS(R) Global Real Estate Portfolio, MFS(R) Growth Series, MFS(R) International Value Portfolio, MFS(R) Investors Trust Series, MFS(R) Mid Cap Growth Series, MFS(R) Mid Cap Value Portfolio, MFS(R) New Discovery Series, MFS(R) Research International Portfolio, MFS(R) Total Return Bond Series, MFS(R) Utilities Series, MFS(R) Value Series, Oppenheimer Discovery Mid Cap Growth Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Global Multi-Alternatives Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund(R)/VA, PIMCO All Asset Portfolio, PIMCO CommodityRealReturn(R)


--------------------------------------------------------------------------------
                                    SA-3

[PWC_K_LOGO]
Strategy Portfolio, PIMCO Emerging Markets Bond Portfolio, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO Global Multi-Asset Managed Allocation Portfolio, PIMCO High Yield Portfolio, PIMCO Real Return Portfolio, PIMCO StocksPLUS(R) Global Portfolio, PIMCO Total Return Portfolio, PIMCO Unconstrained Bond Portfolio, Putnam VT Absolute Return 500 Fund, Putnam VT American Government Income Fund, Putnam VT Equity Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT Income Fund, Putnam VT International Value Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Rational Dividend Capture VA Fund, Rational Insider Buying VA Fund, TOPS(R) Managed Risk Balanced ETF Portfolio, TOPS(R) Managed Risk Growth ETF Portfolio, and TOPS(R) Managed Risk Moderate Growth ETF Portfolio (the "Sub-Accounts of the Separate Account") constituting the Forethought Life Insurance Company Separate Account A (the "Separate Account") as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Sub-accounts of the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities as of December 31, 2017 by correspondence with the transfer agent and managing company. We believe that our audits provide a reasonable basis for our opinion.


[PRICEWATER_COOPER_LLP_K_SIG]

Boston, Massachusetts
March 29, 2018

We have served as the auditor of Forethought Life Insurance Co Separate Account A since 2010.

PricewaterhouseCoopers LLP, 101 Seaport
Boston, MA 02210
T: 617-530-5000, F: 617-530-5001, www.pwc.com



--------------------------------------------------------------------------------
                                    SA-4

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                                                      AB VPS GLOBAL BOND        AB VPS GROWTH AND
                                                                           PORTFOLIO            INCOME PORTFOLIO
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $               291,934  $                 25,302
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                  291,934                    25,302
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                  291,934                    25,302
                                                                   -----------------------  ------------------------
   Net assets....................................................                  291,934                    25,302
                                                                   =======================  ========================

   Units outstanding, December 31, 2017..........................                   27,765                     1,959

Investments in shares of the Underlying Funds, at cost...........  $               295,915  $                 23,837
Underlying Fund shares held......................................                   29,135                       770

                                                                                                AMERICAN CENTURY VP
                                                                      AB VPS REAL ESTATE       CAPITAL APPRECIATION
                                                                     INVESTMENT PORTFOLIO              FUND
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                353,784   $                50,836
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................                   353,784                    50,836
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   353,784                    50,836
                                                                   ------------------------  -------------------------
   Net assets....................................................                   353,784                    50,836
                                                                   ========================  =========================

   Units outstanding, December 31, 2017..........................                    30,501                     4,070

Investments in shares of the Underlying Funds, at cost...........  $                351,773   $                48,486
Underlying Fund shares held......................................                    38,581                     3,403


                                                                      AMERICAN CENTURY VP
                                                                          GROWTH FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              3,112,109
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 3,112,109
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 3,112,109
                                                                   ------------------------
   Net assets....................................................                 3,112,109
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   179,703

Investments in shares of the Underlying Funds, at cost...........  $              2,728,425
Underlying Fund shares held......................................                   209,570


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-5

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                      AMERICAN CENTURY VP
                                                                       INCOME AND GROWTH        AMERICAN CENTURY VP
                                                                             FUND                  MID CAP VALUE
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                106,677   $             2,880,492
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................                   106,677                 2,880,492
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   106,677                 2,880,492
                                                                   ------------------------  -------------------------
   Net assets....................................................                   106,677                 2,880,492
                                                                   ========================  =========================

   Units outstanding, December 31, 2017..........................                     8,003                   187,281

Investments in shares of the Underlying Funds, at cost...........  $                 94,509   $             2,471,308
Underlying Fund shares held......................................                     9,951                   126,559


                                                                      AMERICAN CENTURY VP      AMERICAN FUNDS ASSET
                                                                          VALUE FUND              ALLOCATION FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,512,511  $              1,510,314
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,512,511                 1,510,314
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,512,511                 1,510,314
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,512,511                 1,510,314
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   183,995                   123,488

Investments in shares of the Underlying Funds, at cost...........  $              2,161,428  $              1,406,757
Underlying Fund shares held......................................                   223,931                    64,543

                                                                        AMERICAN FUNDS
                                                                     BLUE CHIP INCOME AND
                                                                            GROWTH
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,947,753
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,947,753
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,947,753
                                                                   ------------------------
   Net assets....................................................                 1,947,753
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   144,901

Investments in shares of the Underlying Funds, at cost...........  $              1,770,268
Underlying Fund shares held......................................                   131,872


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-6

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                  AMERICAN FUNDS
                                                                        AMERICAN FUNDS            CAPITAL INCOME
                                                                           BOND FUND                  BUILDER
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                562,900  $              1,838,831
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   562,900                 1,838,831
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   562,900                 1,838,831
                                                                   ------------------------  ------------------------
   Net assets....................................................                   562,900                 1,838,831
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    54,353                   161,978

Investments in shares of the Underlying Funds, at cost...........  $                572,453  $              1,787,843
Underlying Fund shares held......................................                    52,706                   177,151

                                                                        AMERICAN FUNDS
                                                                       GLOBAL GROWTH AND          AMERICAN FUNDS
                                                                          INCOME FUND           GLOBAL GROWTH FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              3,605,997  $              1,411,535
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,605,997                 1,411,535
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 3,605,997                 1,411,535
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,605,997                 1,411,535
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   264,945                   108,664

Investments in shares of the Underlying Funds, at cost...........  $              3,210,589  $              1,269,500
Underlying Fund shares held......................................                   231,154                    46,848


                                                                        AMERICAN FUNDS
                                                                          GROWTH FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $             13,017,809
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                13,017,809
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                13,017,809
                                                                   ------------------------
   Net assets....................................................                13,017,809
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   790,929

Investments in shares of the Underlying Funds, at cost...........  $             12,108,589
Underlying Fund shares held......................................                   170,034


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-7

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                                                        AMERICAN FUNDS            AMERICAN FUNDS
                                                                         GROWTH-INCOME          INTERNATIONAL FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              7,989,212  $              3,028,169
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 7,989,212                 3,028,169
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 7,989,212                 3,028,169
                                                                   ------------------------  ------------------------
   Net assets....................................................                 7,989,212                 3,028,169
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   502,931                   224,325

Investments in shares of the Underlying Funds, at cost...........  $              7,515,965  $              2,740,001
Underlying Fund shares held......................................                   162,020                   141,371

                                                                        AMERICAN FUNDS
                                                                      MANAGED RISK ASSET          AMERICAN FUNDS
                                                                        ALLOCATION FUND           NEW WORLD FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $            784,134,020  $              1,550,939
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................               784,134,020                 1,550,939
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               784,134,020                 1,550,939
                                                                   ------------------------  ------------------------
   Net assets....................................................               784,134,020                 1,550,939
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                61,880,609                   124,135

Investments in shares of the Underlying Funds, at cost...........  $            694,510,140  $              1,339,384
Underlying Fund shares held......................................                57,869,669                    62,062


                                                                        BLACKROCK BASIC
                                                                        VALUE V.I. FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 12,375
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                    12,375
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    12,375
                                                                   ------------------------
   Net assets....................................................                    12,375
                                                                   ========================

   Units outstanding, December 31, 2017..........................                     1,025

Investments in shares of the Underlying Funds, at cost...........  $                 11,308
Underlying Fund shares held......................................                       799


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-8

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                       BLACKROCK CAPITAL         BLACKROCK EQUITY
                                                                    APPRECIATION V.I. FUND      DIVIDEND V.I. FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,891,420  $              3,027,608
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,891,420                 3,027,608
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,891,420                 3,027,608
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,891,420                 3,027,608
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   118,027                   202,131

Investments in shares of the Underlying Funds, at cost...........  $              1,726,766  $              2,719,464
Underlying Fund shares held......................................                   185,980                   249,803

                                                                       BLACKROCK GLOBAL        BLACKROCK HIGH YIELD
                                                                     ALLOCATION V.I. FUND            V.I. FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              5,158,169  $              1,258,064
   Investment income receivable..................................                        --                     4,665
                                                                   ------------------------  ------------------------
   Net assets....................................................                 5,158,169                 1,262,729
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 5,158,169                 1,262,729
                                                                   ------------------------  ------------------------
   Net assets....................................................                 5,158,169                 1,262,729
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   430,767                   108,510

Investments in shares of the Underlying Funds, at cost...........  $              5,018,124  $              1,261,500
Underlying Fund shares held......................................                   347,586                   170,469

                                                                         BLACKROCK S&P
                                                                      500 INDEX V.I. FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,092,595
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,092,595
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,092,595
                                                                   ------------------------
   Net assets....................................................                 1,092,595
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    82,864

Investments in shares of the Underlying Funds, at cost...........  $              1,039,198
Underlying Fund shares held......................................                    48,281


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-9

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                  BLACKROCK U.S.
                                                                        BLACKROCK TOTAL           GOVERNMENT BOND
                                                                       RETURN V.I. FUND              V.I. FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             1,368,244  $                242,706
   Investment income receivable..................................                     2,223                       265
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,370,467                   242,971
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,370,467                   242,971
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,370,467                   242,971
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   132,625                    24,292

Investments in shares of the Underlying Funds, at cost...........   $             1,385,500  $                247,743
Underlying Fund shares held......................................                   116,347                    24,007

                                                                        CALVERT VP EAFE             CALVERT VP
                                                                      INTERNATIONAL INDEX        INVESTMENT GRADE
                                                                           PORTFOLIO           BOND INDEX PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                787,899  $                494,834
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   787,899                   494,834
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   787,899                   494,834
                                                                   ------------------------  ------------------------
   Net assets....................................................                   787,899                   494,834
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    65,325                    48,195

Investments in shares of the Underlying Funds, at cost...........  $                705,543  $                507,852
Underlying Fund shares held......................................                     8,597                     9,075

                                                                          CALVERT VP
                                                                          NASDAQ 100
                                                                        INDEX PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,942,077
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,942,077
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,942,077
                                                                   ------------------------
   Net assets....................................................                 1,942,077
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   140,744

Investments in shares of the Underlying Funds, at cost...........  $              1,570,884
Underlying Fund shares held......................................                    29,796


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-10

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                          CALVERT VP                CALVERT VP
                                                                    RUSSELL 2000 SMALL CAP        S&P MIDCAP 400
                                                                        INDEX PORTFOLIO           INDEX PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,386,655   $               711,672
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,386,655                   711,672
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,386,655                   711,672
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,386,655                   711,672
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   104,381                    54,039

Investments in shares of the Underlying Funds, at cost...........  $              1,322,666   $               673,796
Underlying Fund shares held......................................                    16,300                     6,002

                                                                            DFA VA                    DFA VA
                                                                          GLOBAL BOND              INTERNATIONAL
                                                                         PORTFOLIO (b)          VALUE PORTFOLIO (b)
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,627,257  $              2,699,578
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,627,257                 2,699,578
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,627,257                 2,699,578
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,627,257                 2,699,578
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   263,514                   233,224

Investments in shares of the Underlying Funds, at cost...........  $              2,683,676  $              2,514,720
Underlying Fund shares held......................................                   247,155                   197,626

                                                                            DFA VA
                                                                        US LARGE VALUE
                                                                         PORTFOLIO (b)
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,497,233
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,497,233
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,497,233
                                                                   ------------------------
   Net assets....................................................                 1,497,233
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   132,437

Investments in shares of the Underlying Funds, at cost...........  $              1,407,443
Underlying Fund shares held......................................                    55,618


(b)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-11

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                            DFA VA                FT VIP FRANKLIN
                                                                       US TARGETED VALUE        GLOBAL REAL ESTATE
                                                                         PORTFOLIO (b)               VIP FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,904,294  $                 71,160
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,904,294                    71,160
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,904,294                    71,160
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,904,294                    71,160
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   266,803                     6,357

Investments in shares of the Underlying Funds, at cost...........  $              2,731,631  $                 69,765
Underlying Fund shares held......................................                   147,501                     4,308

                                                                                                  FT VIP FRANKLIN
                                                                        FT VIP FRANKLIN            MUTUAL GLOBAL
                                                                        INCOME VIP FUND         DISCOVERY VIP FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              3,085,493  $                 76,860
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,085,493                    76,860
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 3,085,493                    76,860
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,085,493                    76,860
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   269,756                     6,529

Investments in shares of the Underlying Funds, at cost...........  $              2,929,363  $                 76,125
Underlying Fund shares held......................................                   186,660                     3,811

                                                                        FT VIP FRANKLIN
                                                                         MUTUAL SHARES
                                                                           VIP FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,543,743
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 2,543,743
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,543,743
                                                                   ------------------------
   Net assets....................................................                 2,543,743
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   178,911

Investments in shares of the Underlying Funds, at cost...........  $              2,558,335
Underlying Fund shares held......................................                   123,904


(b)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-12

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                        FT VIP FRANKLIN           FT VIP FRANKLIN
                                                                       RISING DIVIDENDS           SMALL CAP VALUE
                                                                           VIP FUND                  VIP FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,761,864   $             2,233,762
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,761,864                 2,233,762
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,761,864                 2,233,762
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,761,864                 2,233,762
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   187,642                   159,604

Investments in shares of the Underlying Funds, at cost...........  $              2,525,068   $             2,164,284
Underlying Fund shares held......................................                    96,772                   110,473

                                                                        FT VIP FRANKLIN          FT VIP TEMPLETON
                                                                       STRATEGIC INCOME         FOREIGN SECURITIES
                                                                           VIP FUND                    FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,485,301  $                845,745
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,485,301                   845,745
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,485,301                   845,745
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,485,301                   845,745
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   142,295                    72,749

Investments in shares of the Underlying Funds, at cost...........  $              1,527,224  $                795,991
Underlying Fund shares held......................................                   134,052                    53,835

                                                                       FT VIP TEMPLETON
                                                                          GLOBAL BOND
                                                                        SECURITIES FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              3,547,492
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 3,547,492
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 3,547,492
                                                                   ------------------------
   Net assets....................................................                 3,547,492
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   360,772

Investments in shares of the Underlying Funds, at cost...........  $              3,747,602
Underlying Fund shares held......................................                   210,284


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-13

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                  GLOBAL ATLANTIC
                                                                       FT VIP TEMPLETON           AMERICAN FUNDS
                                                                       GROWTH SECURITIES           MANAGED RISK
                                                                             FUND                    PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,355,726  $            240,384,678
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,355,726               240,384,678
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,355,726               240,384,678
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,355,726               240,384,678
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   103,660                20,253,705

Investments in shares of the Underlying Funds, at cost...........  $              1,174,003  $            216,867,974
Underlying Fund shares held......................................                    84,050                20,065,499

                                                                        GLOBAL ATLANTIC          GLOBAL ATLANTIC
                                                                           BALANCED             BLACKROCK GLOBAL
                                                                         MANAGED RISK          ALLOCATION MANAGED
                                                                           PORTFOLIO             RISK PORTFOLIO
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $            95,885,441  $            285,793,861
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................               95,885,441               285,793,861
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               95,885,441               285,793,861
                                                                   -----------------------  ------------------------
   Net assets....................................................               95,885,441               285,793,861
                                                                   =======================  ========================

   Units outstanding, December 31, 2017..........................                8,350,810                27,099,551

Investments in shares of the Underlying Funds, at cost...........  $            85,689,404  $            283,893,181
Underlying Fund shares held......................................                7,930,971                28,268,433

                                                                        GLOBAL ATLANTIC
                                                                     FRANKLIN DIVIDEND AND
                                                                        INCOME MANAGED
                                                                        RISK PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $            302,709,105
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................               302,709,105
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               302,709,105
                                                                   ------------------------
   Net assets....................................................               302,709,105
                                                                   ========================

   Units outstanding, December 31, 2017..........................                25,557,465

Investments in shares of the Underlying Funds, at cost...........  $            261,930,599
Underlying Fund shares held......................................                24,955,409


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-14

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                        GLOBAL ATLANTIC
                                                                         GOLDMAN SACHS            GLOBAL ATLANTIC
                                                                        DYNAMIC TRENDS          GROWTH MANAGED RISK
                                                                     ALLOCATION PORTFOLIO            PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $            34,638,288  $            489,552,168
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                34,638,288               489,552,168
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                34,638,288               489,552,168
                                                                   ------------------------  ------------------------
   Net assets....................................................                34,638,288               489,552,168
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                 3,257,887                42,812,341

Investments in shares of the Underlying Funds, at cost...........   $            31,720,172  $            434,549,374
Underlying Fund shares held......................................                 3,258,541                42,057,746

                                                                        GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                        MODERATE GROWTH           MOTIF AGING OF
                                                                         MANAGED RISK                 AMERICA
                                                                           PORTFOLIO                 PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $           153,132,377  $                  5,012
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................               153,132,377                     5,012
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               153,132,377                     5,012
                                                                   ------------------------  ------------------------
   Net assets....................................................               153,132,377                     5,012
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                13,190,458                       411

Investments in shares of the Underlying Funds, at cost...........   $           134,731,673  $                  5,037
Underlying Fund shares held......................................                12,868,267                       444


                                                                        GLOBAL ATLANTIC
                                                                      MOTIF TECHNOLOGICAL
                                                                     INNOVATIONS PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                  7,958
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                     7,958
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                     7,958
                                                                   ------------------------
   Net assets....................................................                     7,958
                                                                   ========================

   Units outstanding, December 31, 2017..........................                       585

Investments in shares of the Underlying Funds, at cost...........  $                  7,573
Underlying Fund shares held......................................                       566


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-15

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                        GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                        PIMCO TACTICAL            SELECT ADVISOR
                                                                          ALLOCATION               MANAGED RISK
                                                                           PORTFOLIO                 PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $             25,502,273   $           119,942,963
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                25,502,273               119,942,963
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                25,502,273               119,942,963
                                                                   ------------------------  ------------------------
   Net assets....................................................                25,502,273               119,942,963
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                 2,282,598                10,051,004

Investments in shares of the Underlying Funds, at cost...........  $             22,384,951   $           103,951,152
Underlying Fund shares held......................................                 2,293,370                 9,564,830

                                                                        GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                      WELLINGTON RESEARCH        WILSHIRE DYNAMIC
                                                                         MANAGED RISK              CONSERVATIVE
                                                                           PORTFOLIO           ALLOCATION PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $           478,679,432    $                12,249
   Investment income receivable..................................                       --                         --
                                                                   ------------------------  ------------------------
   Net assets....................................................              478,679,432                     12,249
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................              478,679,432                     12,249
                                                                   ------------------------  ------------------------
   Net assets....................................................              478,679,432                     12,249
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................               39,393,856                      1,104

Investments in shares of the Underlying Funds, at cost...........  $           409,263,292    $                11,513
Underlying Fund shares held......................................               35,722,346                      1,125

                                                                        GLOBAL ATLANTIC
                                                                       WILSHIRE DYNAMIC
                                                                       GROWTH ALLOCATION
                                                                           PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                279,024
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   279,024
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   279,024
                                                                   ------------------------
   Net assets....................................................                   279,024
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    23,278

Investments in shares of the Underlying Funds, at cost...........  $                243,684
Underlying Fund shares held......................................                    23,041


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-16

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                        GLOBAL ATLANTIC
                                                                       WILSHIRE DYNAMIC         GOLDMAN SACHS VIT
                                                                      MODERATE ALLOCATION       CORE FIXED INCOME
                                                                           PORTFOLIO                  FUND
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                41,569  $              2,183,799
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                   41,569                 2,183,799
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   41,569                 2,183,799
                                                                   -----------------------  ------------------------
   Net assets....................................................                   41,569                 2,183,799
                                                                   =======================  ========================

   Units outstanding, December 31, 2017..........................                    3,613                   211,793

Investments in shares of the Underlying Funds, at cost...........  $                40,738  $              2,222,041
Underlying Fund shares held......................................                    3,685                   205,052


                                                                       GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                                         GLOBAL TRENDS         GROWTH OPPORTUNITIES
                                                                        ALLOCATION FUND                FUND
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                439,534   $                26,107
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................                   439,534                    26,107
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   439,534                    26,107
                                                                   ------------------------  -------------------------
   Net assets....................................................                   439,534                    26,107
                                                                   ========================  =========================

   Units outstanding, December 31, 2017..........................                    38,485                     2,069

Investments in shares of the Underlying Funds, at cost...........  $                411,681   $                24,876
Underlying Fund shares held......................................                    35,304                     3,391


                                                                       GOLDMAN SACHS VIT
                                                                     HIGH QUALITY FLOATING
                                                                           RATE FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                168,558
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   168,558
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   168,558
                                                                   ------------------------
   Net assets....................................................                   168,558
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    16,838

Investments in shares of the Underlying Funds, at cost...........  $                168,656
Underlying Fund shares held......................................                    16,192


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-17

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                 GOLDMAN SACHS VIT
                                                                       GOLDMAN SACHS VIT          MULTI-STRATEGY
                                                                      MID CAP VALUE FUND      ALTERNATIVES PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                640,441   $               119,835
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   640,441                   119,835
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   640,441                   119,835
                                                                   ------------------------  ------------------------
   Net assets....................................................                   640,441                   119,835
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    53,982                    12,553

Investments in shares of the Underlying Funds, at cost...........  $                621,573   $               127,368
Underlying Fund shares held......................................                    37,784                    12,803

                                                                       GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                                       SMALL CAP EQUITY          STRATEGIC INCOME
                                                                         INSIGHTS FUND                 FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                246,967   $               769,430
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   246,967                   769,430
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   246,967                   769,430
                                                                   ------------------------  ------------------------
   Net assets....................................................                   246,967                   769,430
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    18,801                    81,446

Investments in shares of the Underlying Funds, at cost...........  $                245,858   $               814,810
Underlying Fund shares held......................................                    18,226                    87,040

                                                                       GOLDMAN SACHS VIT
                                                                    STRATEGIC INTERNATIONAL
                                                                          EQUITY FUND
                                                                   -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                106,222
   Investment income receivable..................................                        --
                                                                   -------------------------
   Net assets....................................................                   106,222
                                                                   =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   106,222
                                                                   -------------------------
   Net assets....................................................                   106,222
                                                                   =========================

   Units outstanding, December 31, 2017..........................                     8,825

Investments in shares of the Underlying Funds, at cost...........  $                 94,486
Underlying Fund shares held......................................                     9,736


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-18

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                       GOLDMAN SACHS VIT         HARTFORD CAPITAL
                                                                     U.S. EQUITY INSIGHTS        APPRECIATION HLS
                                                                             FUND                      FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,375,209  $              3,394,785
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,375,209                 3,394,785
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,375,209                 3,394,785
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,375,209                 3,394,785
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   178,109                   247,415

Investments in shares of the Underlying Funds, at cost...........  $              2,197,142  $              3,506,076
Underlying Fund shares held......................................                   121,931                    71,499

                                                                                                  HARTFORD GROWTH
                                                                     HARTFORD DIVIDEND AND       OPPORTUNITIES HLS
                                                                        GROWTH HLS FUND                FUND
                                                                   ------------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,872,276  $               150,752
   Investment income receivable..................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                 2,872,276                  150,752
                                                                   ========================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,872,276                  150,752
                                                                   ------------------------  -----------------------
   Net assets....................................................                 2,872,276                  150,752
                                                                   ========================  =======================

   Units outstanding, December 31, 2017..........................                   185,171                    9,568

Investments in shares of the Underlying Funds, at cost...........  $              2,900,520  $               151,288
Underlying Fund shares held......................................                   120,431                    4,084


                                                                      HARTFORD HIGH YIELD
                                                                           HLS FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                731,208
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   731,208
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   731,208
                                                                   ------------------------
   Net assets....................................................                   731,208
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    64,980

Investments in shares of the Underlying Funds, at cost...........  $                745,575
Underlying Fund shares held......................................                    90,721


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-19

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                              HARTFORD INTERNATIONAL
                                                                        HARTFORD INDEX           OPPORTUNITIES HLS
                                                                           HLS FUND                    FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             2,307,899  $                859,008
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,307,899                   859,008
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,307,899                   859,008
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,307,899                   859,008
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   133,508                    65,346

Investments in shares of the Underlying Funds, at cost...........   $             1,951,337  $                699,217
Underlying Fund shares held......................................                    50,194                    48,586

                                                                      HARTFORD PORTFOLIO
                                                                        DIVERSIFIER HLS        HARTFORD TOTAL RETURN
                                                                             FUND                  BOND HLS FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $            23,778,702  $              2,947,569
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                23,778,702                 2,947,569
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                23,778,702                 2,947,569
                                                                   ------------------------  ------------------------
   Net assets....................................................                23,778,702                 2,947,569
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                 3,104,206                   276,228

Investments in shares of the Underlying Funds, at cost...........   $            26,709,093  $              2,972,739
Underlying Fund shares held......................................                 3,387,279                   262,006


                                                                      HARTFORD VALUE HLS
                                                                             FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                371,371
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   371,371
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   371,371
                                                                   ------------------------
   Net assets....................................................                   371,371
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    23,608

Investments in shares of the Underlying Funds, at cost...........  $                357,119
Underlying Fund shares held......................................                    23,182


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-20

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                     INVESCO V.I. BALANCED         INVESCO V.I.
                                                                     RISK ALLOCATION FUND          COMSTOCK FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             1,836,739  $                 73,926
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,836,739                    73,926
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,836,739                    73,926
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,836,739                    73,926
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   156,772                     5,662

Investments in shares of the Underlying Funds, at cost...........   $             1,930,633  $                 69,813
Underlying Fund shares held......................................                   164,435                     3,599

                                                                       INVESCO V.I. CORE      INVESCO V.I. EQUITY AND
                                                                          EQUITY FUND               INCOME FUND
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                847,598  $                808,757
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................                   847,598                   808,757
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   847,598                   808,757
                                                                   ------------------------  -------------------------
   Net assets....................................................                   847,598                   808,757
                                                                   ========================  =========================

   Units outstanding, December 31, 2017..........................                    59,978                    66,049

Investments in shares of the Underlying Funds, at cost...........  $                838,377  $                742,697
Underlying Fund shares held......................................                    23,427                    42,678

                                                                      INVESCO V.I. GLOBAL
                                                                          REAL ESTATE
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                306,706
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   306,706
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   306,706
                                                                   ------------------------
   Net assets....................................................                   306,706
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    28,394

Investments in shares of the Underlying Funds, at cost...........  $                297,832
Underlying Fund shares held......................................                    18,191


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-21

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                         INVESCO V.I.              INVESCO V.I.
                                                                       GOVERNMENT MONEY        INTERNATIONAL GROWTH
                                                                          MARKET FUND                  FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $             14,775,488   $             1,788,674
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                14,775,488                 1,788,674
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                14,775,488                 1,788,674
                                                                   ------------------------  ------------------------
   Net assets....................................................                14,775,488                 1,788,674
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                 1,510,389                   138,923

Investments in shares of the Underlying Funds, at cost...........  $             14,775,488   $             1,504,718
Underlying Fund shares held......................................                14,775,488                    45,479


                                                                     INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                                                       CORE EQUITY FUND             EQUITY FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,077,439  $              1,074,626
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,077,439                 1,074,626
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,077,439                 1,074,626
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,077,439                 1,074,626
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    84,091                    80,585

Investments in shares of the Underlying Funds, at cost...........  $              1,053,213  $              1,152,536
Underlying Fund shares held......................................                    76,360                    56,411

                                                                       IVY VIP ADVANTUS
                                                                          REAL ESTATE
                                                                        SECURITIES (a)
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 31,454
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                    31,454
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    31,454
                                                                   ------------------------
   Net assets....................................................                    31,454
                                                                   ========================

   Units outstanding, December 31, 2017..........................                     2,786

Investments in shares of the Underlying Funds, at cost...........  $                 31,786
Underlying Fund shares held......................................                     4,116


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-22

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                      IVY VIP
                                                                            IVY VIP                INTERNATIONAL
                                                                          CORE EQUITY               CORE EQUITY
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                  2,596  $              1,770,346
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                     2,596                 1,770,346
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                     2,596                 1,770,346
                                                                   ------------------------  ------------------------
   Net assets....................................................                     2,596                 1,770,346
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                       211                   145,740

Investments in shares of the Underlying Funds, at cost...........  $                  2,434  $              1,471,499
Underlying Fund shares held......................................                       211                    95,268

                                                                          LORD ABBETT               LORD ABBETT
                                                                        BOND-DEBENTURE          FUNDAMENTAL EQUITY
                                                                           PORTFOLIO                 PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              3,574,766  $              1,775,901
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,574,766                 1,775,901
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 3,574,766                 1,775,901
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,574,766                 1,775,901
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   300,277                   110,429

Investments in shares of the Underlying Funds, at cost...........  $              3,550,008  $              1,853,045
Underlying Fund shares held......................................                   288,753                    94,162

                                                                      LORD ABBETT GROWTH
                                                                         OPPORTUNITIES
                                                                           PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                877,129
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   877,129
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   877,129
                                                                   ------------------------
   Net assets....................................................                   877,129
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    60,139

Investments in shares of the Underlying Funds, at cost...........  $                858,718
Underlying Fund shares held......................................                    61,770


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-23

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                   LORD ABBETT
                                                                      LORD ABBETT MID CAP        SHORT DURATION
                                                                        STOCK PORTFOLIO         INCOME PORTFOLIO
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                64,365  $              3,146,550
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                   64,365                 3,146,550
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   64,365                 3,146,550
                                                                   -----------------------  ------------------------
   Net assets....................................................                   64,365                 3,146,550
                                                                   =======================  ========================

   Units outstanding, December 31, 2017..........................                    5,333                   306,101

Investments in shares of the Underlying Funds, at cost...........  $                68,790  $              3,225,388
Underlying Fund shares held......................................                    2,626                   218,814

                                                                        MFS(R) BLENDED            MFS(R) BLENDED
                                                                     RESEARCH CORE EQUITY       RESEARCH SMALL CAP
                                                                           PORTFOLIO             EQUITY PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 99,578   $               144,856
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    99,578                   144,856
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    99,578                   144,856
                                                                   ------------------------  ------------------------
   Net assets....................................................                    99,578                   144,856
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                     7,806                    10,832

Investments in shares of the Underlying Funds, at cost...........  $                 88,041   $               136,874
Underlying Fund shares held......................................                     1,851                    11,041


                                                                      MFS(R) GLOBAL REAL
                                                                       ESTATE PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                104,395
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   104,395
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   104,395
                                                                   ------------------------
   Net assets....................................................                   104,395
                                                                   ========================

   Units outstanding, December 31, 2017..........................                     8,544

Investments in shares of the Underlying Funds, at cost...........  $                105,621
Underlying Fund shares held......................................                     6,362


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-24

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                               MFS(R) INTERNATIONAL
                                                                     MFS(R) GROWTH SERIES         VALUE PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              4,378,206  $              1,850,242
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 4,378,206                 1,850,242
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 4,378,206                 1,850,242
                                                                   ------------------------  ------------------------
   Net assets....................................................                 4,378,206                 1,850,242
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   262,169                   131,036

Investments in shares of the Underlying Funds, at cost...........  $              3,533,138  $              1,506,582
Underlying Fund shares held......................................                    92,621                    66,555

                                                                       MFS(R) INVESTORS           MFS(R) MID CAP
                                                                         TRUST SERIES              GROWTH SERIES
                                                                   ------------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                704,301  $               115,366
   Investment income receivable..................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                   704,301                  115,366
                                                                   ========================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   704,301                  115,366
                                                                   ------------------------  -----------------------
   Net assets....................................................                   704,301                  115,366
                                                                   ========================  =======================

   Units outstanding, December 31, 2017..........................                    42,997                    8,874

Investments in shares of the Underlying Funds, at cost...........  $                648,975  $               105,388
Underlying Fund shares held......................................                    23,722                   12,833

                                                                        MFS(R) MID CAP
                                                                        VALUE PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,133,907
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,133,907
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,133,907
                                                                   ------------------------
   Net assets....................................................                 1,133,907
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    90,066

Investments in shares of the Underlying Funds, at cost...........  $              1,053,412
Underlying Fund shares held......................................                   126,977


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-25

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                     MFS(R) NEW DISCOVERY         MFS(R) RESEARCH
                                                                            SERIES            INTERNATIONAL PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,176,167   $                22,452
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,176,167                    22,452
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,176,167                    22,452
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,176,167                    22,452
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    83,285                     1,829

Investments in shares of the Underlying Funds, at cost...........  $              1,046,284   $                18,922
Underlying Fund shares held......................................                    63,337                     1,333

                                                                      MFS(R) TOTAL RETURN
                                                                          BOND SERIES         MFS(R) UTILITIES SERIES
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 85,155  $                117,577
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    85,155                   117,577
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    85,155                   117,577
                                                                   ------------------------  ------------------------
   Net assets....................................................                    85,155                   117,577
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                     8,073                     9,771

Investments in shares of the Underlying Funds, at cost...........  $                 84,752  $                110,936
Underlying Fund shares held......................................                     6,555                     4,057


                                                                      MFS(R) VALUE SERIES
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,311,172
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 2,311,172
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,311,172
                                                                   ------------------------
   Net assets....................................................                 2,311,172
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   140,983

Investments in shares of the Underlying Funds, at cost...........  $              2,047,022
Underlying Fund shares held......................................                   112,466


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-26

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                         OPPENHEIMER
                                                                      DISCOVERY MID CAP            OPPENHEIMER
                                                                       GROWTH FUND/VA            GLOBAL FUND/VA
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                84,159  $                 18,050
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                   84,159                    18,050
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   84,159                    18,050
                                                                   -----------------------  ------------------------
   Net assets....................................................                   84,159                    18,050
                                                                   =======================  ========================

   Units outstanding, December 31, 2017..........................                    6,376                     1,365

Investments in shares of the Underlying Funds, at cost...........  $                77,237  $                 16,308
Underlying Fund shares held......................................                    1,054                       385

                                                                      OPPENHEIMER GLOBAL            OPPENHEIMER
                                                                      MULTI-ALTERNATIVES       INTERNATIONAL GROWTH
                                                                            FUND/VA                   FUND/VA
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                10,922    $               148,040
   Investment income receivable..................................                       --                         --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   10,922                    148,040
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   10,922                    148,040
                                                                   ------------------------  ------------------------
   Net assets....................................................                   10,922                    148,040
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    1,094                     12,249

Investments in shares of the Underlying Funds, at cost...........  $                10,882    $               134,455
Underlying Fund shares held......................................                    1,113                     54,830

                                                                          OPPENHEIMER
                                                                          MAIN STREET
                                                                     SMALL CAP FUND(R)/VA
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                139,029
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   139,029
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   139,029
                                                                   ------------------------
   Net assets....................................................                   139,029
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    10,691

Investments in shares of the Underlying Funds, at cost...........  $                128,217
Underlying Fund shares held......................................                     5,469


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-27

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                 PIMCO COMMODITY-
                                                                        PIMCO ALL ASSET       REALRETURN(R) STRATEGY
                                                                           PORTFOLIO                 PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $               498,394  $                 87,911
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   498,394                    87,911
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   498,394                    87,911
                                                                   ------------------------  ------------------------
   Net assets....................................................                   498,394                    87,911
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    44,617                     8,071

Investments in shares of the Underlying Funds, at cost...........   $               485,161  $                 90,741
Underlying Fund shares held......................................                    45,433                    12,142

                                                                        PIMCO EMERGING             PIMCO FOREIGN
                                                                         MARKETS BOND             BOND PORTFOLIO
                                                                           PORTFOLIO           (U.S. DOLLAR-HEDGED)
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                202,741  $                440,048
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   202,741                   440,048
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   202,741                   440,048
                                                                   ------------------------  ------------------------
   Net assets....................................................                   202,741                   440,048
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    17,029                    41,210

Investments in shares of the Underlying Funds, at cost...........  $                201,736  $                452,699
Underlying Fund shares held......................................                    15,429                    40,783

                                                                         PIMCO GLOBAL
                                                                      MULTI-ASSET MANAGED
                                                                     ALLOCATION PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 26,062
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                    26,062
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    26,062
                                                                   ------------------------
   Net assets....................................................                    26,062
                                                                   ========================

   Units outstanding, December 31, 2017..........................                     2,274

Investments in shares of the Underlying Funds, at cost...........  $                 25,339
Underlying Fund shares held......................................                     2,022


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-28

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                       PIMCO HIGH YIELD             PIMCO REAL
                                                                         PORTFOLIO (b)           RETURN PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 97,194  $                 56,353
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    97,194                    56,353
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    97,194                    56,353
                                                                   ------------------------  ------------------------
   Net assets....................................................                    97,194                    56,353
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                     9,493                     5,452

Investments in shares of the Underlying Funds, at cost...........  $                 98,310  $                 56,118
Underlying Fund shares held......................................                    12,350                     4,537

                                                                      PIMCO STOCKSPLUS(R)            PIMCO TOTAL
                                                                       GLOBAL PORTFOLIO           RETURN PORTFOLIO
                                                                   -------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,012,108   $              4,498,627
   Investment income receivable..................................                        --                         --
                                                                   -------------------------  ------------------------
   Net assets....................................................                 1,012,108                  4,498,627
                                                                   =========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,012,108                  4,498,627
                                                                   -------------------------  ------------------------
   Net assets....................................................                 1,012,108                  4,498,627
                                                                   =========================  ========================

   Units outstanding, December 31, 2017..........................                    75,299                    426,151

Investments in shares of the Underlying Funds, at cost...........  $              1,113,986   $              4,493,620
Underlying Fund shares held......................................                   106,202                    411,209

                                                                      PIMCO UNCONSTRAINED
                                                                        BOND PORTFOLIO
                                                                   -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 25,100
   Investment income receivable..................................                        --
                                                                   -------------------------
   Net assets....................................................                    25,100
                                                                   =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    25,100
                                                                   -------------------------
   Net assets....................................................                    25,100
                                                                   =========================

   Units outstanding, December 31, 2017..........................                     2,342

Investments in shares of the Underlying Funds, at cost...........  $                 24,798
Underlying Fund shares held......................................                     2,381


(b)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-29

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                PUTNAM VT AMERICAN
                                                                      PUTNAM VT ABSOLUTE         GOVERNMENT INCOME
                                                                        RETURN 500 FUND                FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 11,298  $                 21,077
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    11,298                    21,077
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    11,298                    21,077
                                                                   ------------------------  ------------------------
   Net assets....................................................                    11,298                    21,077
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                     1,082                     2,105

Investments in shares of the Underlying Funds, at cost...........  $                 10,483  $                 21,132
Underlying Fund shares held......................................                     1,053                     2,214


                                                                        PUTNAM VT EQUITY          PUTNAM VT GLOBAL
                                                                           INCOME FUND          ASSET ALLOCATION FUND
                                                                   -------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             2,200,581    $                  2,525
   Investment income receivable..................................                        --                          --
                                                                   -------------------------  -------------------------
   Net assets....................................................                 2,200,581                       2,525
                                                                   =========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,200,581                       2,525
                                                                   -------------------------  -------------------------
   Net assets....................................................                 2,200,581                       2,525
                                                                   =========================  =========================

   Units outstanding, December 31, 2017..........................                   142,525                         211

Investments in shares of the Underlying Funds, at cost...........   $             1,775,829    $                  2,499
Underlying Fund shares held......................................                    82,450                         138


                                                                       PUTNAM VT GROWTH
                                                                      OPPORTUNITIES FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             1,241,785
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,241,785
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,241,785
                                                                   ------------------------
   Net assets....................................................                 1,241,785
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    95,069

Investments in shares of the Underlying Funds, at cost...........   $               993,209
Underlying Fund shares held......................................                   124,552


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-30

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                     PUTNAM VT
                                                                           PUTNAM VT               INTERNATIONAL
                                                                          INCOME FUND               VALUE FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,795,555  $                 25,488
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,795,555                    25,488
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,795,555                    25,488
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,795,555                    25,488
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   167,384                     2,102

Investments in shares of the Underlying Funds, at cost...........  $              1,834,063  $                 24,939
Underlying Fund shares held......................................                   163,084                     2,199


                                                                           PUTNAM VT            PUTNAM VT SMALL CAP
                                                                        INVESTORS FUND              VALUE FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                  9,673  $                218,624
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                     9,673                   218,624
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                     9,673                   218,624
                                                                   ------------------------  ------------------------
   Net assets....................................................                     9,673                   218,624
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                       722                    16,584

Investments in shares of the Underlying Funds, at cost...........  $                  9,239  $                204,984
Underlying Fund shares held......................................                       472                    13,495


                                                                       RATIONAL DIVIDEND
                                                                      CAPTURE VA FUND (a)
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                551,839
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   551,839
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   551,839
                                                                   ------------------------
   Net assets....................................................                   551,839
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    44,163

Investments in shares of the Underlying Funds, at cost...........  $                582,418
Underlying Fund shares held......................................                    46,845


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-31

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONCLUDED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                               TOPS(R) MANAGED RISK
                                                                       RATIONAL INSIDER            BALANCED ETF
                                                                      BUYING VA FUND (a)             PORTFOLIO
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                     --  $             42,098,877
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................                        --                42,098,877
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                        --                42,098,877
                                                                   ------------------------  -------------------------
   Net assets....................................................                        --                42,098,877
                                                                   ========================  =========================

   Units outstanding, December 31, 2017..........................                        --                 3,605,951

Investments in shares of the Underlying Funds, at cost...........  $                     --  $             39,346,909
Underlying Fund shares held......................................                        --                 3,439,451

                                                                                               TOPS(R) MANAGED RISK
                                                                     TOPS(R) MANAGED RISK         MODERATE GROWTH
                                                                     GROWTH ETF PORTFOLIO          ETF PORTFOLIO
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $            136,582,650  $             88,440,769
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................               136,582,650                88,440,769
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               136,582,650                88,440,769
                                                                   ------------------------  -------------------------
   Net assets....................................................               136,582,650                88,440,769
                                                                   ========================  =========================

   Units outstanding, December 31, 2017..........................                11,346,408                 7,306,581

Investments in shares of the Underlying Funds, at cost...........  $            123,644,339  $             81,446,472
Underlying Fund shares held......................................                10,891,758                 7,002,436


(a)   Name change. See Note 1.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-32

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                                                   AB VPS GLOBAL BOND          AB VPS GROWTH AND
                                                                        PORTFOLIO              INCOME PORTFOLIO
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  10,537   $                     58
   Expenses:
      Mortality and expense risk fees........................                      2,084                         66
      Other expense fees.....................................                        445                         16
                                                               --------------------------  -------------------------
      Total expenses.........................................                      2,529                         82
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                      8,008                        (24)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      1,099                        400
   Net realized gain (loss) from sales of investments........                          5                         19
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                      1,104                        419
   Change in unrealized gain (loss)..........................                     (4,015)                     1,271
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     (2,911)                     1,690
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                   5,097   $                  1,666
                                                               ==========================  =========================

                                                                                            AMERICAN CENTURY VP
                                                                  AB VPS REAL ESTATE       CAPITAL APPRECIATION
                                                                 INVESTMENT PORTFOLIO              FUND
                                                               ------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  4,724  $                     --
   Expenses:
      Mortality and expense risk fees........................                     2,344                       230
      Other expense fees.....................................                       502                        94
                                                               ------------------------  -------------------------
      Total expenses.........................................                     2,846                       324
                                                               ------------------------  -------------------------
   Net investment income (loss)..............................                     1,878                      (324)
                                                               ------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    16,081                     5,923
   Net realized gain (loss) from sales of investments........                        55                        53
                                                               ------------------------  -------------------------
      Net realized gain (loss)...............................                    16,136                     5,976
   Change in unrealized gain (loss)..........................                     3,241                     3,187
                                                               ------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    19,377                     9,163
                                                               ------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                 21,255  $                  8,839
                                                               ========================  =========================


                                                                   AMERICAN CENTURY VP
                                                                       GROWTH FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  21,266
   Expenses:
      Mortality and expense risk fees........................                     20,311
      Other expense fees.....................................                      6,160
                                                               --------------------------
      Total expenses.........................................                     26,471
                                                               --------------------------
   Net investment income (loss)..............................                     (5,205)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    429,891
   Net realized gain (loss) from sales of investments........                    127,457
                                                               --------------------------
      Net realized gain (loss)...............................                    557,348
   Change in unrealized gain (loss)..........................                    232,119
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    789,467
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 784,262
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-33

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                   AMERICAN CENTURY VP
                                                                    INCOME AND GROWTH        AMERICAN CENTURY VP
                                                                          FUND                  MID CAP VALUE
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                  1,654  $                  37,110
   Expenses:
      Mortality and expense risk fees........................                        611                     17,635
      Other expense fees.....................................                        153                      5,197
                                                               -------------------------  -------------------------
      Total expenses.........................................                        764                     22,832
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                        890                     14,278
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      1,619                     49,230
   Net realized gain (loss) from sales of investments........                         88                     36,688
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                      1,707                     85,918
   Change in unrealized gain (loss)..........................                     11,320                    162,287
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     13,027                    248,205
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..   $                 13,917  $                 262,483
                                                               =========================  =========================


                                                                  AMERICAN CENTURY VP       AMERICAN FUNDS ASSET
                                                                      VALUE FUND               ALLOCATION FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 33,443   $                 19,137
   Expenses:
      Mortality and expense risk fees........................                    14,320                      9,542
      Other expense fees.....................................                     4,264                      2,599
                                                               -------------------------  -------------------------
      Total expenses.........................................                    18,584                     12,141
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    14,859                      6,996
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                     62,725
   Net realized gain (loss) from sales of investments........                    32,862                     17,488
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                    32,862                     80,213
   Change in unrealized gain (loss)..........................                   126,197                     81,960
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   159,059                    162,173
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                173,918   $                169,169
                                                               =========================  =========================

                                                                    AMERICAN FUNDS
                                                                 BLUE CHIP INCOME AND
                                                                        GROWTH
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  30,814
   Expenses:
      Mortality and expense risk fees........................                     12,452
      Other expense fees.....................................                      3,004
                                                               -------------------------
      Total expenses.........................................                     15,456
                                                               -------------------------
   Net investment income (loss)..............................                     15,358
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     57,083
   Net realized gain (loss) from sales of investments........                     13,808
                                                               -------------------------
      Net realized gain (loss)...............................                     70,891
   Change in unrealized gain (loss)..........................                    129,938
                                                               -------------------------
      Net realized and unrealized gain (loss)................                    200,829
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                 216,187
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-34

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                AMERICAN FUNDS
                                                                     AMERICAN FUNDS             CAPITAL INCOME
                                                                        BOND FUND                   BUILDER
                                                               --------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                  9,724   $                 23,475
   Expenses:
      Mortality and expense risk fees........................                      2,993                      7,751
      Other expense fees.....................................                        674                      1,845
                                                               --------------------------  ------------------------
      Total expenses.........................................                      3,667                      9,596
                                                               --------------------------  ------------------------
   Net investment income (loss)..............................                      6,057                     13,879
                                                               --------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      4,776                         --
   Net realized gain (loss) from sales of investments........                        (65)                     9,006
                                                               --------------------------  ------------------------
      Net realized gain (loss)...............................                      4,711                      9,006
   Change in unrealized gain (loss)..........................                     (5,485)                    55,237
                                                               --------------------------  ------------------------
      Net realized and unrealized gain (loss)................                       (774)                    64,243
                                                               --------------------------  ------------------------
      Net increase (decrease) in net assets from operations..   $                  5,283   $                 78,122
                                                               ==========================  ========================

                                                                    AMERICAN FUNDS
                                                                   GLOBAL GROWTH AND           AMERICAN FUNDS
                                                                      INCOME FUND            GLOBAL GROWTH FUND
                                                               ------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 71,995  $                   7,080
   Expenses:
      Mortality and expense risk fees........................                    15,299                      5,230
      Other expense fees.....................................                     4,931                      1,530
                                                               ------------------------  -------------------------
      Total expenses.........................................                    20,230                      6,760
                                                               ------------------------  -------------------------
   Net investment income (loss)..............................                    51,765                        320
                                                               ------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    36,067                     16,851
   Net realized gain (loss) from sales of investments........                    76,867                      3,097
                                                               ------------------------  -------------------------
      Net realized gain (loss)...............................                   112,934                     19,948
   Change in unrealized gain (loss)..........................                   345,923                    142,616
                                                               ------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   458,857                    162,564
                                                               ------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                510,622  $                 162,884
                                                               ========================  =========================


                                                                    AMERICAN FUNDS
                                                                      GROWTH FUND
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 51,575
   Expenses:
      Mortality and expense risk fees........................                    69,436
      Other expense fees.....................................                    22,068
                                                               -------------------------
      Total expenses.........................................                    91,504
                                                               -------------------------
   Net investment income (loss)..............................                   (39,929)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                 1,081,037
   Net realized gain (loss) from sales of investments........                    60,835
                                                               -------------------------
      Net realized gain (loss)...............................                 1,141,872
   Change in unrealized gain (loss)..........................                 1,461,130
                                                               -------------------------
      Net realized and unrealized gain (loss)................                 2,603,002
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $              2,563,073
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-35

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                                                    AMERICAN FUNDS            AMERICAN FUNDS
                                                                     GROWTH-INCOME          INTERNATIONAL FUND
                                                               ------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 98,780  $                 34,619
   Expenses:
      Mortality and expense risk fees........................                    51,241                    16,395
      Other expense fees.....................................                    16,562                     5,077
                                                               ------------------------  ------------------------
      Total expenses.........................................                    67,803                    21,472
                                                               ------------------------  ------------------------
   Net investment income (loss)..............................                    30,977                    13,147
                                                               ------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   575,784                    28,982
   Net realized gain (loss) from sales of investments........                    37,868                    11,352
                                                               ------------------------  ------------------------
      Net realized gain (loss)...............................                   613,652                    40,334
   Change in unrealized gain (loss)..........................                   947,993                   616,650
                                                               ------------------------  ------------------------
      Net realized and unrealized gain (loss)................                 1,561,645                   656,984
                                                               ------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $              1,592,622  $                670,131
                                                               ========================  ========================

                                                                    AMERICAN FUNDS
                                                                  MANAGED RISK ASSET           AMERICAN FUNDS
                                                                    ALLOCATION FUND            NEW WORLD FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $              5,708,798   $                 11,463
   Expenses:
      Mortality and expense risk fees........................                 4,703,776                      9,614
      Other expense fees.....................................                 2,206,214                      2,458
                                                               -------------------------  -------------------------
      Total expenses.........................................                 6,909,990                     12,072
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                (1,201,192)                      (609)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                 7,021,821                         --
   Net realized gain (loss) from sales of investments........                 3,915,493                     10,635
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                10,937,314                     10,635
   Change in unrealized gain (loss)..........................                84,090,353                    273,480
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                95,027,667                    284,115
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $             93,826,475   $                283,506
                                                               =========================  =========================


                                                                    BLACKROCK BASIC
                                                                    VALUE V.I. FUND
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                    146
   Expenses:
      Mortality and expense risk fees........................                       305
      Other expense fees.....................................                        73
                                                               -------------------------
      Total expenses.........................................                       378
                                                               -------------------------
   Net investment income (loss)..............................                      (232)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                       885
   Net realized gain (loss) from sales of investments........                       760
                                                               -------------------------
      Net realized gain (loss)...............................                     1,645
   Change in unrealized gain (loss)..........................                    (1,441)
                                                               -------------------------
      Net realized and unrealized gain (loss)................                       204
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                    (28)
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-36

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                   BLACKROCK CAPITAL          BLACKROCK EQUITY
                                                                APPRECIATION V.I. FUND       DIVIDEND V.I. FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --   $                  43,681
   Expenses:
      Mortality and expense risk fees........................                    10,974                      16,403
      Other expense fees.....................................                     3,512                       5,404
                                                               -------------------------  -------------------------
      Total expenses.........................................                    14,486                      21,807
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                   (14,486)                     21,874
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   202,844                     155,181
   Net realized gain (loss) from sales of investments........                    61,519                      31,477
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                   264,363                     186,658
   Change in unrealized gain (loss)..........................                   235,405                     190,816
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   499,768                     377,474
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                485,282   $                 399,348
                                                               =========================  =========================

                                                                    BLACKROCK GLOBAL         BLACKROCK HIGH YIELD
                                                                  ALLOCATION V.I. FUND             V.I. FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  63,524   $                 58,038
   Expenses:
      Mortality and expense risk fees........................                     29,146                      7,752
      Other expense fees.....................................                      9,059                      3,531
                                                               --------------------------  -------------------------
      Total expenses.........................................                     38,205                     11,283
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                     25,319                     46,755
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     59,252                         --
   Net realized gain (loss) from sales of investments........                     (3,872)                      (507)
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     55,380                       (507)
   Change in unrealized gain (loss)..........................                    440,295                     21,602
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    495,675                     21,095
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                 520,994   $                 67,850
                                                               ==========================  =========================

                                                                      BLACKROCK S&P
                                                                   500 INDEX V.I. FUND
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  16,232
   Expenses:
      Mortality and expense risk fees........................                      4,782
      Other expense fees.....................................                      1,291
                                                               -------------------------
      Total expenses.........................................                      6,073
                                                               -------------------------
   Net investment income (loss)..............................                     10,159
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     43,388
   Net realized gain (loss) from sales of investments........                      7,353
                                                               -------------------------
      Net realized gain (loss)...............................                     50,741
   Change in unrealized gain (loss)..........................                     56,398
                                                               -------------------------
      Net realized and unrealized gain (loss)................                    107,139
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                 117,298
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-37

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                BLACKROCK U.S.
                                                                     BLACKROCK TOTAL            GOVERNMENT BOND
                                                                    RETURN V.I. FUND               V.I. FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                 26,308   $                   4,675
   Expenses:
      Mortality and expense risk fees........................                      9,308                       2,132
      Other expense fees.....................................                      2,356                         785
                                                               --------------------------  --------------------------
      Total expenses.........................................                     11,664                       2,917
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     14,644                       1,758
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                     (4,705)                     (2,195)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     (4,705)                     (2,195)
   Change in unrealized gain (loss)..........................                     13,153                       1,088
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                      8,448                      (1,107)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..   $                 23,092   $                     651
                                                               ==========================  ==========================

                                                                     CALVERT VP EAFE              CALVERT VP
                                                                   INTERNATIONAL INDEX         INVESTMENT GRADE
                                                                        PORTFOLIO            BOND INDEX PORTFOLIO
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                 14,809  $                  11,612
   Expenses:
      Mortality and expense risk fees........................                      4,493                      1,881
      Other expense fees.....................................                        961                        725
                                                               -------------------------  --------------------------
      Total expenses.........................................                      5,454                      2,606
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                      9,355                      9,006
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                         --
   Net realized gain (loss) from sales of investments........                      1,394                       (262)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                      1,394                       (262)
   Change in unrealized gain (loss)..........................                     82,510                     (7,257)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     83,904                     (7,519)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..   $                 93,259  $                   1,487
                                                               =========================  ==========================

                                                                      CALVERT VP
                                                                      NASDAQ 100
                                                                    INDEX PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   8,640
   Expenses:
      Mortality and expense risk fees........................                     11,650
      Other expense fees.....................................                      4,354
                                                               --------------------------
      Total expenses.........................................                     16,004
                                                               --------------------------
   Net investment income (loss)..............................                     (7,364)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     16,816
   Net realized gain (loss) from sales of investments........                     17,966
                                                               --------------------------
      Net realized gain (loss)...............................                     34,782
   Change in unrealized gain (loss)..........................                    332,868
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    367,650
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 360,286
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-38

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                      CALVERT VP                   CALVERT VP
                                                                RUSSELL 2000 SMALL CAP           S&P MIDCAP 400
                                                                    INDEX PORTFOLIO              INDEX PORTFOLIO
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   8,773   $                   3,848
   Expenses:
      Mortality and expense risk fees........................                      6,419                       2,641
      Other expense fees.....................................                      1,618                         866
                                                               --------------------------  -------------------------
      Total expenses.........................................                      8,037                       3,507
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                        736                         341
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     41,532                      20,871
   Net realized gain (loss) from sales of investments........                       (946)                      1,070
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     40,586                      21,941
   Change in unrealized gain (loss)..........................                     73,792                      40,260
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    114,378                      62,201
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                 115,114   $                  62,542
                                                               ==========================  =========================

                                                                        DFA VA                      DFA VA
                                                                      GLOBAL BOND                INTERNATIONAL
                                                                     PORTFOLIO (b)            VALUE PORTFOLIO (b)
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 45,932   $                  71,418
   Expenses:
      Mortality and expense risk fees........................                     8,819                       8,822
      Other expense fees.....................................                     5,169                       5,118
                                                               -------------------------  -------------------------
      Total expenses.........................................                    13,988                      13,940
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    31,944                      57,478
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     1,251                          --
   Net realized gain (loss) from sales of investments........                       (47)                        696
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                     1,204                         696
   Change in unrealized gain (loss)..........................                   (56,419)                    184,858
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   (55,215)                    185,554
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                (23,271)  $                 243,032
                                                               =========================  =========================

                                                                        DFA VA
                                                                    US LARGE VALUE
                                                                     PORTFOLIO (b)
                                                               ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 25,789
   Expenses:
      Mortality and expense risk fees........................                     4,693
      Other expense fees.....................................                     2,748
                                                               ------------------------
      Total expenses.........................................                     7,441
                                                               ------------------------
   Net investment income (loss)..............................                    18,348
                                                               ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    56,246
   Net realized gain (loss) from sales of investments........                       400
                                                               ------------------------
      Net realized gain (loss)...............................                    56,646
   Change in unrealized gain (loss)..........................                    89,790
                                                               ------------------------
      Net realized and unrealized gain (loss)................                   146,436
                                                               ------------------------
      Net increase (decrease) in net assets from operations..  $                164,784
                                                               ========================


(b)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-39

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                         DFA VA                FT VIP FRANKLIN
                                                                    US TARGETED VALUE        GLOBAL REAL ESTATE
                                                                      PORTFOLIO (b)               VIP FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                 29,288  $                   1,907
   Expenses:
      Mortality and expense risk fees........................                      9,345                        382
      Other expense fees.....................................                      5,446                        141
                                                               -------------------------  --------------------------
      Total expenses.........................................                     14,791                        523
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                     14,497                      1,384
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    173,800                         --
   Net realized gain (loss) from sales of investments........                      1,130                        (33)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    174,930                        (33)
   Change in unrealized gain (loss)..........................                    172,664                      1,395
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    347,594                      1,362
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..   $                362,091  $                   2,746
                                                               =========================  ==========================

                                                                                                FT VIP FRANKLIN
                                                                     FT VIP FRANKLIN             MUTUAL GLOBAL
                                                                     INCOME VIP FUND          DISCOVERY VIP FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 115,459  $                   1,095
   Expenses:
      Mortality and expense risk fees........................                     15,876                        483
      Other expense fees.....................................                      5,773                        110
                                                               -------------------------  --------------------------
      Total expenses.........................................                     21,649                        593
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                     93,810                        502
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                      3,788
   Net realized gain (loss) from sales of investments........                      5,203                         63
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                      5,203                      3,851
   Change in unrealized gain (loss)..........................                    141,244                     (1,057)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    146,447                      2,794
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 240,257  $                   3,296
                                                               =========================  ==========================

                                                                    FT VIP FRANKLIN
                                                                     MUTUAL SHARES
                                                                       VIP FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  55,550
   Expenses:
      Mortality and expense risk fees........................                     17,700
      Other expense fees.....................................                      5,264
                                                               --------------------------
      Total expenses.........................................                     22,964
                                                               --------------------------
   Net investment income (loss)..............................                     32,586
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    106,420
   Net realized gain (loss) from sales of investments........                       (505)
                                                               --------------------------
      Net realized gain (loss)...............................                    105,915
   Change in unrealized gain (loss)..........................                     48,456
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    154,371
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 186,957
                                                               ==========================


(b)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-40

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                    FT VIP FRANKLIN             FT VIP FRANKLIN
                                                                   RISING DIVIDENDS             SMALL CAP VALUE
                                                                       VIP FUND                    VIP FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  36,387  $                   9,232
   Expenses:
      Mortality and expense risk fees........................                     17,591                     14,353
      Other expense fees.....................................                      4,770                      4,187
                                                               -------------------------  --------------------------
      Total expenses.........................................                     22,361                     18,540
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                     14,026                     (9,308)
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     88,404                    148,407
   Net realized gain (loss) from sales of investments........                     11,673                     (9,322)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    100,077                    139,085
   Change in unrealized gain (loss)..........................                    309,757                     76,473
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    409,834                    215,558
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 423,860  $                 206,250
                                                               =========================  ==========================

                                                                    FT VIP FRANKLIN            FT VIP TEMPLETON
                                                                   STRATEGIC INCOME           FOREIGN SECURITIES
                                                                       VIP FUND                      FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  25,809   $                  14,686
   Expenses:
      Mortality and expense risk fees........................                      8,949                       5,726
      Other expense fees.....................................                      2,291                       1,702
                                                               --------------------------  --------------------------
      Total expenses.........................................                     11,240                       7,428
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     14,569                       7,258
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                     (5,251)                       (626)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     (5,251)                       (626)
   Change in unrealized gain (loss)..........................                     24,946                     118,119
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     19,695                     117,493
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  34,264   $                 124,751
                                                               ==========================  ==========================

                                                                    FT VIP TEMPLETON
                                                                       GLOBAL BOND
                                                                     SECURITIES FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                     --
   Expenses:
      Mortality and expense risk fees........................                     26,170
      Other expense fees.....................................                      6,682
                                                               --------------------------
      Total expenses.........................................                     32,852
                                                               --------------------------
   Net investment income (loss)..............................                    (32,852)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     10,690
   Net realized gain (loss) from sales of investments........                    (17,997)
                                                               --------------------------
      Net realized gain (loss)...............................                     (7,307)
   Change in unrealized gain (loss)..........................                     51,073
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     43,766
                                                               --------------------------
      Net increase (decrease) in net assets from operations..   $                 10,914
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-41

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                              GLOBAL ATLANTIC
                                                                   FT VIP TEMPLETON           AMERICAN FUNDS
                                                                   GROWTH SECURITIES           MANAGED RISK
                                                                         FUND                    PORTFOLIO
                                                               ------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 20,301  $              2,858,743
   Expenses:
      Mortality and expense risk fees........................                     8,882                 1,402,670
      Other expense fees.....................................                     2,765                   459,723
                                                               ------------------------  ------------------------
      Total expenses.........................................                    11,647                 1,862,393
                                                               ------------------------  ------------------------
   Net investment income (loss)..............................                     8,654                   996,350
                                                               ------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                   337,380
   Net realized gain (loss) from sales of investments........                    25,953                 1,396,581
                                                               ------------------------  ------------------------
      Net realized gain (loss)...............................                    25,953                 1,733,961
   Change in unrealized gain (loss)..........................                   188,238                25,806,703
                                                               ------------------------  ------------------------
      Net realized and unrealized gain (loss)................                   214,191                27,540,664
                                                               ------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $                222,845  $             28,537,014
                                                               ========================  ========================

                                                                     GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                        BALANCED              BLACKROCK GLOBAL
                                                                      MANAGED RISK           ALLOCATION MANAGED
                                                                        PORTFOLIO              RISK PORTFOLIO
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................   $              1,180,586  $              1,778,094
   Expenses:
      Mortality and expense risk fees........................                    605,315                 1,755,649
      Other expense fees.....................................                    192,329                   559,490
                                                               -------------------------  -------------------------
      Total expenses.........................................                    797,644                 2,315,139
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    382,942                  (537,045)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                        --
   Net realized gain (loss) from sales of investments........                  1,275,065                (1,962,664)
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                  1,275,065                (1,962,664)
   Change in unrealized gain (loss)..........................                  8,348,984                33,239,219
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                  9,624,049                31,276,555
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..   $             10,006,991  $             30,739,510
                                                               =========================  =========================

                                                                    GLOBAL ATLANTIC
                                                                 FRANKLIN DIVIDEND AND
                                                                    INCOME MANAGED
                                                                    RISK PORTFOLIO
                                                               ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $              2,854,796
   Expenses:
      Mortality and expense risk fees........................                 1,823,645
      Other expense fees.....................................                   698,380
                                                               ------------------------
      Total expenses.........................................                 2,522,025
                                                               ------------------------
   Net investment income (loss)..............................                   332,771
                                                               ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --
   Net realized gain (loss) from sales of investments........                 2,016,042
                                                               ------------------------
      Net realized gain (loss)...............................                 2,016,042
   Change in unrealized gain (loss)..........................                34,920,120
                                                               ------------------------
      Net realized and unrealized gain (loss)................                36,936,162
                                                               ------------------------
      Net increase (decrease) in net assets from operations..  $             37,268,933
                                                               ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-42

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                    GLOBAL ATLANTIC
                                                                     GOLDMAN SACHS             GLOBAL ATLANTIC
                                                                    DYNAMIC TRENDS           GROWTH MANAGED RISK
                                                                 ALLOCATION PORTFOLIO             PORTFOLIO
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                106,993   $              6,229,367
   Expenses:
      Mortality and expense risk fees........................                   182,689                  3,121,243
      Other expense fees.....................................                    82,821                  1,170,939
                                                               -------------------------  -------------------------
      Total expenses.........................................                   265,510                  4,292,182
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                  (158,517)                 1,937,185
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                         --
   Net realized gain (loss) from sales of investments........                   173,130                  2,182,962
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                   173,130                  2,182,962
   Change in unrealized gain (loss)..........................                 2,284,893                 67,817,364
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                 2,458,023                 70,000,326
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $              2,299,506   $             71,937,511
                                                               =========================  =========================

                                                                    GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                    MODERATE GROWTH           MOTIF AGING OF
                                                                     MANAGED RISK                 AMERICA
                                                                       PORTFOLIO                 PORTFOLIO
                                                               ------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $              1,754,088  $                     14
   Expenses:
      Mortality and expense risk fees........................                   895,172                        18
      Other expense fees.....................................                   294,967                         5
                                                               ------------------------  -------------------------
      Total expenses.........................................                 1,190,139                        23
                                                               ------------------------  -------------------------
   Net investment income (loss)..............................                   563,949                        (9)
                                                               ------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                        76
   Net realized gain (loss) from sales of investments........                 1,428,374                        --
                                                               ------------------------  -------------------------
      Net realized gain (loss)...............................                 1,428,374                        76
   Change in unrealized gain (loss)..........................                16,782,780                       (25)
                                                               ------------------------  -------------------------
      Net realized and unrealized gain (loss)................                18,211,154                        51
                                                               ------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $             18,775,103  $                     42
                                                               ========================  =========================


                                                                    GLOBAL ATLANTIC
                                                                  MOTIF TECHNOLOGICAL
                                                                 INNOVATIONS PORTFOLIO
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                    --
   Expenses:
      Mortality and expense risk fees........................                        20
      Other expense fees.....................................                         5
                                                               -------------------------
      Total expenses.........................................                        25
                                                               -------------------------
   Net investment income (loss)..............................                       (25)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        62
   Net realized gain (loss) from sales of investments........                         2
                                                               -------------------------
      Net realized gain (loss)...............................                        64
   Change in unrealized gain (loss)..........................                       385
                                                               -------------------------
      Net realized and unrealized gain (loss)................                       449
                                                               -------------------------
      Net increase (decrease) in net assets from operations..   $                   424
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-43

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                    GLOBAL ATLANTIC            GLOBAL ATLANTIC
                                                                    PIMCO TACTICAL             SELECT ADVISOR
                                                                      ALLOCATION                MANAGED RISK
                                                                       PORTFOLIO                  PORTFOLIO
                                                               -------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 79,664   $              1,405,776
   Expenses:
      Mortality and expense risk fees........................                   132,411                    724,912
      Other expense fees.....................................                    69,823                    288,790
                                                               -------------------------  ------------------------
      Total expenses.........................................                   202,234                  1,013,702
                                                               -------------------------  ------------------------
   Net investment income (loss)..............................                  (122,570)                   392,074
                                                               -------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                         --
   Net realized gain (loss) from sales of investments........                   155,691                    974,842
                                                               -------------------------  ------------------------
      Net realized gain (loss)...............................                   155,691                    974,842
   Change in unrealized gain (loss)..........................                 2,987,851                 13,740,498
                                                               -------------------------  ------------------------
      Net realized and unrealized gain (loss)................                 3,143,542                 14,715,340
                                                               -------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $              3,020,972   $             15,107,414
                                                               =========================  ========================

                                                                    GLOBAL ATLANTIC            GLOBAL ATLANTIC
                                                                  WELLINGTON RESEARCH         WILSHIRE DYNAMIC
                                                                     MANAGED RISK               CONSERVATIVE
                                                                       PORTFOLIO            ALLOCATION PORTFOLIO
                                                               -------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $              2,527,768   $                    214
   Expenses:
      Mortality and expense risk fees........................                 2,871,457                         53
      Other expense fees.....................................                   907,650                         23
                                                               -------------------------  ------------------------
      Total expenses.........................................                 3,779,107                         76
                                                               -------------------------  ------------------------
   Net investment income (loss)..............................                (1,251,339)                       138
                                                               -------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                        135
   Net realized gain (loss) from sales of investments........                 3,775,800                          6
                                                               -------------------------  ------------------------
      Net realized gain (loss)...............................                 3,775,800                        141
   Change in unrealized gain (loss)..........................                52,590,774                        694
                                                               -------------------------  ------------------------
      Net realized and unrealized gain (loss)................                56,366,574                        835
                                                               -------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $             55,115,235   $                    973
                                                               =========================  ========================

                                                                    GLOBAL ATLANTIC
                                                                   WILSHIRE DYNAMIC
                                                                   GROWTH ALLOCATION
                                                                       PORTFOLIO
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  1,100
   Expenses:
      Mortality and expense risk fees........................                     1,971
      Other expense fees.....................................                       503
                                                               -------------------------
      Total expenses.........................................                     2,474
                                                               -------------------------
   Net investment income (loss)..............................                    (1,374)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                       510
   Net realized gain (loss) from sales of investments........                       192
                                                               -------------------------
      Net realized gain (loss)...............................                       702
   Change in unrealized gain (loss)..........................                    36,194
                                                               -------------------------
      Net realized and unrealized gain (loss)................                    36,896
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                 35,522
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-44

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                    GLOBAL ATLANTIC
                                                                   WILSHIRE DYNAMIC           GOLDMAN SACHS VIT
                                                                  MODERATE ALLOCATION         CORE FIXED INCOME
                                                                       PORTFOLIO                    FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     182  $                 51,720
   Expenses:
      Mortality and expense risk fees........................                         84                    15,913
      Other expense fees.....................................                         22                     6,931
                                                               -------------------------  -------------------------
      Total expenses.........................................                        106                    22,844
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                         76                    28,876
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        170                        --
   Net realized gain (loss) from sales of investments........                          5                    (8,074)
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                        175                    (8,074)
   Change in unrealized gain (loss)..........................                        831                    15,059
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                      1,006                     6,985
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                   1,082  $                 35,861
                                                               =========================  =========================


                                                                    GOLDMAN SACHS VIT          GOLDMAN SACHS VIT
                                                                      GLOBAL TRENDS          GROWTH OPPORTUNITIES
                                                                     ALLOCATION FUND                 FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   1,284   $                      --
   Expenses:
      Mortality and expense risk fees........................                      2,443                         132
      Other expense fees.....................................                        640                          33
                                                               --------------------------  --------------------------
      Total expenses.........................................                      3,083                         165
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     (1,799)                       (165)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     10,906                       2,567
   Net realized gain (loss) from sales of investments........                        255                          56
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     11,161                       2,623
   Change in unrealized gain (loss)..........................                     26,283                       1,157
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     37,444                       3,780
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  35,645   $                   3,615
                                                               ==========================  ==========================


                                                                   GOLDMAN SACHS VIT
                                                                 HIGH QUALITY FLOATING
                                                                       RATE FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   2,058
   Expenses:
      Mortality and expense risk fees........................                      1,264
      Other expense fees.....................................                        308
                                                               --------------------------
      Total expenses.........................................                      1,572
                                                               --------------------------
   Net investment income (loss)..............................                        486
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                        (21)
                                                               --------------------------
      Net realized gain (loss)...............................                        (21)
   Change in unrealized gain (loss)..........................                       (234)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                       (255)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                     231
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-45

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                              GOLDMAN SACHS VIT
                                                                   GOLDMAN SACHS VIT           MULTI-STRATEGY
                                                                  MID CAP VALUE FUND       ALTERNATIVES PORTFOLIO
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  2,968   $                   2,346
   Expenses:
      Mortality and expense risk fees........................                     4,114                         959
      Other expense fees.....................................                       903                         243
                                                               -------------------------  --------------------------
      Total expenses.........................................                     5,017                       1,202
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    (2,049)                      1,144
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    33,615                          --
   Net realized gain (loss) from sales of investments........                     7,522                        (479)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    41,137                        (479)
   Change in unrealized gain (loss)..........................                     4,302                       4,182
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    45,439                       3,703
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 43,390   $                   4,847
                                                               =========================  ==========================

                                                                    GOLDMAN SACHS VIT          GOLDMAN SACHS VIT
                                                                    SMALL CAP EQUITY           STRATEGIC INCOME
                                                                      INSIGHTS FUND                  FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     721   $                  6,174
   Expenses:
      Mortality and expense risk fees........................                      1,322                      4,203
      Other expense fees.....................................                        330                      1,587
                                                               --------------------------  -------------------------
      Total expenses.........................................                      1,652                      5,790
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                       (931)                       384
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     26,912                         --
   Net realized gain (loss) from sales of investments........                     10,403                     (5,015)
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     37,315                     (5,015)
   Change in unrealized gain (loss)..........................                    (12,375)                   (20,477)
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     24,940                    (25,492)
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  24,009   $                (25,108)
                                                               ==========================  =========================

                                                                    GOLDMAN SACHS VIT
                                                                 STRATEGIC INTERNATIONAL
                                                                       EQUITY FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   1,634
   Expenses:
      Mortality and expense risk fees........................                        703
      Other expense fees.....................................                        236
                                                               --------------------------
      Total expenses.........................................                        939
                                                               --------------------------
   Net investment income (loss)..............................                        695
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                     11,993
                                                               --------------------------
      Net realized gain (loss)...............................                     11,993
   Change in unrealized gain (loss)..........................                     11,597
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     23,590
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                  24,285
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-46

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                   GOLDMAN SACHS VIT           HARTFORD CAPITAL
                                                                 U.S. EQUITY INSIGHTS          APPRECIATION HLS
                                                                         FUND                        FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  26,114   $                 28,005
   Expenses:
      Mortality and expense risk fees........................                     15,602                     22,828
      Other expense fees.....................................                      3,901                      7,992
                                                               -------------------------  --------------------------
      Total expenses.........................................                     19,503                     30,820
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                      6,611                     (2,815)
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    240,360                    177,184
   Net realized gain (loss) from sales of investments........                     34,197                    (26,916)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    274,557                    150,268
   Change in unrealized gain (loss)..........................                    114,709                    440,306
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    389,266                    590,574
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 395,877   $                587,759
                                                               =========================  ==========================

                                                                                                HARTFORD GROWTH
                                                                 HARTFORD DIVIDEND AND         OPPORTUNITIES HLS
                                                                    GROWTH HLS FUND                  FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 39,030    $                     --
   Expenses:
      Mortality and expense risk fees........................                    19,237                       1,740
      Other expense fees.....................................                     5,535                         396
                                                               -------------------------  --------------------------
      Total expenses.........................................                    24,772                       2,136
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    14,258                      (2,136)
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   191,153                       2,662
   Net realized gain (loss) from sales of investments........                   (18,126)                       (906)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                   173,027                       1,756
   Change in unrealized gain (loss)..........................                   252,372                      49,904
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                   425,399                      51,660
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                439,657    $                 49,524
                                                               =========================  ==========================


                                                                  HARTFORD HIGH YIELD
                                                                       HLS FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  40,619
   Expenses:
      Mortality and expense risk fees........................                      3,832
      Other expense fees.....................................                      1,178
                                                               --------------------------
      Total expenses.........................................                      5,010
                                                               --------------------------
   Net investment income (loss)..............................                     35,609
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                         72
                                                               --------------------------
      Net realized gain (loss)...............................                         72
   Change in unrealized gain (loss)..........................                     (3,884)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     (3,812)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                  31,797
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-47

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                           HARTFORD INTERNATIONAL
                                                                     HARTFORD INDEX           OPPORTUNITIES HLS
                                                                        HLS FUND                    FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                 40,968  $                  9,509
   Expenses:
      Mortality and expense risk fees........................                     15,940                     5,260
      Other expense fees.....................................                      8,394                     1,656
                                                               -------------------------  -------------------------
      Total expenses.........................................                     24,334                     6,916
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                     16,634                     2,593
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    130,559                        --
   Net realized gain (loss) from sales of investments........                     91,788                    16,952
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                    222,347                    16,952
   Change in unrealized gain (loss)..........................                    194,878                   158,524
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    417,225                   175,476
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..   $                433,859  $                178,069
                                                               =========================  =========================

                                                                  HARTFORD PORTFOLIO
                                                                    DIVERSIFIER HLS         HARTFORD TOTAL RETURN
                                                                         FUND                   BOND HLS FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                252,275   $                  77,957
   Expenses:
      Mortality and expense risk fees........................                   150,020                      18,191
      Other expense fees.....................................                    48,546                       6,441
                                                               -------------------------  --------------------------
      Total expenses.........................................                   198,566                      24,632
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    53,709                      53,325
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                          --
   Net realized gain (loss) from sales of investments........                  (365,658)                     (1,214)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                  (365,658)                     (1,214)
   Change in unrealized gain (loss)..........................                  (720,168)                     39,762
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                (1,085,826)                     38,548
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $             (1,032,117)  $                  91,873
                                                               =========================  ==========================


                                                                  HARTFORD VALUE HLS
                                                                         FUND
                                                               ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  5,395
   Expenses:
      Mortality and expense risk fees........................                     2,581
      Other expense fees.....................................                       750
                                                               ------------------------
      Total expenses.........................................                     3,331
                                                               ------------------------
   Net investment income (loss)..............................                     2,064
                                                               ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    25,877
   Net realized gain (loss) from sales of investments........                     2,844
                                                               ------------------------
      Net realized gain (loss)...............................                    28,721
   Change in unrealized gain (loss)..........................                    18,023
                                                               ------------------------
      Net realized and unrealized gain (loss)................                    46,744
                                                               ------------------------
      Net increase (decrease) in net assets from operations..  $                 48,808
                                                               ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-48

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                 INVESCO V.I. BALANCED            INVESCO V.I.
                                                                 RISK ALLOCATION FUND             COMSTOCK FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  67,796    $                  1,321
   Expenses:
      Mortality and expense risk fees........................                     12,879                         270
      Other expense fees.....................................                      3,662                          67
                                                               --------------------------  -------------------------
      Total expenses.........................................                     16,541                         337
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                     51,255                         984
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     97,250                       2,893
   Net realized gain (loss) from sales of investments........                     (8,191)                          3
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     89,059                       2,896
   Change in unrealized gain (loss)..........................                     12,654                       4,113
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    101,713                       7,009
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                 152,968    $                  7,993
                                                               ==========================  =========================

                                                                   INVESCO V.I. CORE        INVESCO V.I. EQUITY AND
                                                                      EQUITY FUND                 INCOME FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  6,663   $                   9,718
   Expenses:
      Mortality and expense risk fees........................                     5,943                       7,415
      Other expense fees.....................................                     1,793                       1,793
                                                               -------------------------  --------------------------
      Total expenses.........................................                     7,736                       9,208
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    (1,073)                        510
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    43,386                      12,137
   Net realized gain (loss) from sales of investments........                     7,094                      70,339
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    50,480                      82,476
   Change in unrealized gain (loss)..........................                    52,952                      (9,519)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                   103,432                      72,957
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                102,359   $                  73,467
                                                               =========================  ==========================

                                                                  INVESCO V.I. GLOBAL
                                                                      REAL ESTATE
                                                               ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  7,924
   Expenses:
      Mortality and expense risk fees........................                     1,228
      Other expense fees.....................................                       419
                                                               ------------------------
      Total expenses.........................................                     1,647
                                                               ------------------------
   Net investment income (loss)..............................                     6,277
                                                               ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     4,317
   Net realized gain (loss) from sales of investments........                     1,212
                                                               ------------------------
      Net realized gain (loss)...............................                     5,529
   Change in unrealized gain (loss)..........................                    10,328
                                                               ------------------------
      Net realized and unrealized gain (loss)................                    15,857
                                                               ------------------------
      Net increase (decrease) in net assets from operations..  $                 22,134
                                                               ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-49

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                     INVESCO V.I.               INVESCO V.I.
                                                                   GOVERNMENT MONEY         INTERNATIONAL GROWTH
                                                                      MARKET FUND                   FUND
                                                               -------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 64,936   $                 21,921
   Expenses:
      Mortality and expense risk fees........................                    89,017                     10,766
      Other expense fees.....................................                    31,416                      3,640
                                                               -------------------------  ------------------------
      Total expenses.........................................                   120,433                     14,406
                                                               -------------------------  ------------------------
   Net investment income (loss)..............................                   (55,497)                     7,515
                                                               -------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                         --
   Net realized gain (loss) from sales of investments........                        --                     43,316
                                                               -------------------------  ------------------------
      Net realized gain (loss)...............................                        --                     43,316
   Change in unrealized gain (loss)..........................                        --                    312,400
                                                               -------------------------  ------------------------
      Net realized and unrealized gain (loss)................                        --                    355,716
                                                               -------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $                (55,497)  $                363,231
                                                               =========================  ========================


                                                                 INVESCO V.I. MID CAP      INVESCO V.I. SMALL CAP
                                                                   CORE EQUITY FUND              EQUITY FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  3,259   $                     --
   Expenses:
      Mortality and expense risk fees........................                     8,096                      7,469
      Other expense fees.....................................                     2,021                      2,065
                                                               -------------------------  -------------------------
      Total expenses.........................................                    10,117                      9,534
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    (6,858)                    (9,534)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    21,456                     48,316
   Net realized gain (loss) from sales of investments........                    (2,944)                   (11,170)
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                    18,512                     37,146
   Change in unrealized gain (loss)..........................                   115,215                     96,585
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   133,727                    133,731
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                126,869   $                124,197
                                                               =========================  =========================

                                                                   IVY VIP ADVANTUS
                                                                      REAL ESTATE
                                                                    SECURITIES (a)
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                    128
   Expenses:
      Mortality and expense risk fees........................                       193
      Other expense fees.....................................                        47
                                                               -------------------------
      Total expenses.........................................                       240
                                                               -------------------------
   Net investment income (loss)..............................                      (112)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     1,195
   Net realized gain (loss) from sales of investments........                       183
                                                               -------------------------
      Net realized gain (loss)...............................                     1,378
   Change in unrealized gain (loss)..........................                       (46)
                                                               -------------------------
      Net realized and unrealized gain (loss)................                     1,332
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                  1,220
                                                               =========================


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-50

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                    IVY VIP
                                                                        IVY VIP                  INTERNATIONAL
                                                                      CORE EQUITY                 CORE EQUITY
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      10   $                  17,914
   Expenses:
      Mortality and expense risk fees........................                         19                      11,026
      Other expense fees.....................................                          4                       2,748
                                                               --------------------------  -------------------------
      Total expenses.........................................                         23                      13,774
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                        (13)                      4,140
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         94                          --
   Net realized gain (loss) from sales of investments........                         (3)                      8,901
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                         91                       8,901
   Change in unrealized gain (loss)..........................                        353                     248,286
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                        444                     257,187
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                     431   $                 261,327
                                                               ==========================  =========================

                                                                       LORD ABBETT                LORD ABBETT
                                                                     BOND-DEBENTURE           FUNDAMENTAL EQUITY
                                                                        PORTFOLIO                  PORTFOLIO
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 145,653  $                  18,421
   Expenses:
      Mortality and expense risk fees........................                     20,087                     11,003
      Other expense fees.....................................                      5,650                      3,559
                                                               -------------------------  --------------------------
      Total expenses.........................................                     25,737                     14,562
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    119,916                      3,859
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     34,313                    136,580
   Net realized gain (loss) from sales of investments........                      4,073                    (11,031)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                     38,386                    125,549
   Change in unrealized gain (loss)..........................                     60,638                     68,639
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     99,024                    194,188
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 218,940  $                 198,047
                                                               =========================  ==========================

                                                                   LORD ABBETT GROWTH
                                                                      OPPORTUNITIES
                                                                        PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      --
   Expenses:
      Mortality and expense risk fees........................                      4,840
      Other expense fees.....................................                      1,579
                                                               --------------------------
      Total expenses.........................................                      6,419
                                                               --------------------------
   Net investment income (loss)..............................                     (6,419)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     29,933
   Net realized gain (loss) from sales of investments........                     (2,777)
                                                               --------------------------
      Net realized gain (loss)...............................                     27,156
   Change in unrealized gain (loss)..........................                    132,570
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    159,726
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 153,307
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-51

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                 LORD ABBETT
                                                                  LORD ABBETT MID CAP          SHORT DURATION
                                                                    STOCK PORTFOLIO           INCOME PORTFOLIO
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                    386   $                107,327
   Expenses:
      Mortality and expense risk fees........................                       314                     16,235
      Other expense fees.....................................                        78                      3,659
                                                               -------------------------  -------------------------
      Total expenses.........................................                       392                     19,894
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                        (6)                    87,433
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     6,177                         --
   Net realized gain (loss) from sales of investments........                      (393)                   (13,922)
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                     5,784                    (13,922)
   Change in unrealized gain (loss)..........................                    (4,316)                   (63,210)
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     1,468                    (77,132)
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  1,462   $                 10,301
                                                               =========================  =========================

                                                                    MFS(R) BLENDED              MFS(R) BLENDED
                                                                 RESEARCH CORE EQUITY         RESEARCH SMALL CAP
                                                                       PORTFOLIO               EQUITY PORTFOLIO
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   1,182   $                    318
   Expenses:
      Mortality and expense risk fees........................                        991                        498
      Other expense fees.....................................                        248                        145
                                                               --------------------------  -------------------------
      Total expenses.........................................                      1,239                        643
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                        (57)                      (325)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      1,950                      5,414
   Net realized gain (loss) from sales of investments........                      4,478                        622
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                      6,428                      6,036
   Change in unrealized gain (loss)..........................                     16,805                      7,655
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     23,233                     13,691
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  23,176   $                 13,366
                                                               ==========================  =========================


                                                                  MFS(R) GLOBAL REAL
                                                                   ESTATE PORTFOLIO
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   3,303
   Expenses:
      Mortality and expense risk fees........................                        626
      Other expense fees.....................................                        156
                                                               -------------------------
      Total expenses.........................................                        782
                                                               -------------------------
   Net investment income (loss)..............................                      2,521
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      5,067
   Net realized gain (loss) from sales of investments........                        710
                                                               -------------------------
      Net realized gain (loss)...............................                      5,777
   Change in unrealized gain (loss)..........................                        199
                                                               -------------------------
      Net realized and unrealized gain (loss)................                      5,976
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                   8,497
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-52

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                             MFS(R) INTERNATIONAL
                                                                  MFS(R) GROWTH SERIES          VALUE PORTFOLIO
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                     --   $                  21,435
   Expenses:
      Mortality and expense risk fees........................                     25,156                      11,639
      Other expense fees.....................................                      7,852                       3,311
                                                               --------------------------  -------------------------
      Total expenses.........................................                     33,008                      14,950
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                    (33,008)                      6,485
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    157,068                       1,563
   Net realized gain (loss) from sales of investments........                    122,942                      21,243
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                    280,010                      22,806
   Change in unrealized gain (loss)..........................                    764,330                     346,455
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                  1,044,340                     369,261
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..   $              1,011,332   $                 375,746
                                                               ==========================  =========================

                                                                   MFS(R) INVESTORS            MFS(R) MID CAP
                                                                     TRUST SERIES               GROWTH SERIES
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  3,661   $                     --
   Expenses:
      Mortality and expense risk fees........................                     3,919                        593
      Other expense fees.....................................                     1,306                        168
                                                               -------------------------  -------------------------
      Total expenses.........................................                     5,225                        761
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    (1,564)                      (761)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    26,236                      6,537
   Net realized gain (loss) from sales of investments........                     3,102                        190
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                    29,338                      6,727
   Change in unrealized gain (loss)..........................                   102,474                     11,149
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   131,812                     17,876
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                130,248   $                 17,115
                                                               =========================  =========================

                                                                    MFS(R) MID CAP
                                                                    VALUE PORTFOLIO
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  10,455
   Expenses:
      Mortality and expense risk fees........................                      6,366
      Other expense fees.....................................                      1,614
                                                               -------------------------
      Total expenses.........................................                      7,980
                                                               -------------------------
   Net investment income (loss)..............................                      2,475
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     30,719
   Net realized gain (loss) from sales of investments........                      7,226
                                                               -------------------------
      Net realized gain (loss)...............................                     37,945
   Change in unrealized gain (loss)..........................                     64,282
                                                               -------------------------
      Net realized and unrealized gain (loss)................                    102,227
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                 104,702
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-53

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                 MFS(R) NEW DISCOVERY          MFS(R) RESEARCH
                                                                        SERIES             INTERNATIONAL PORTFOLIO
                                                               -------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --   $                    333
   Expenses:
      Mortality and expense risk fees........................                     5,556                        135
      Other expense fees.....................................                     1,981                         34
                                                               -------------------------  ------------------------
      Total expenses.........................................                     7,537                        169
                                                               -------------------------  ------------------------
   Net investment income (loss)..............................                    (7,537)                       164
                                                               -------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    21,728                         --
   Net realized gain (loss) from sales of investments........                       783                         21
                                                               -------------------------  ------------------------
      Net realized gain (loss)...............................                    22,511                         21
   Change in unrealized gain (loss)..........................                   209,451                      3,482
                                                               -------------------------  ------------------------
      Net realized and unrealized gain (loss)................                   231,962                      3,503
                                                               -------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $                224,425   $                  3,667
                                                               =========================  ========================

                                                                  MFS(R) TOTAL RETURN
                                                                      BOND SERIES          MFS(R) UTILITIES SERIES
                                                               ------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  2,634   $                  4,354
   Expenses:
      Mortality and expense risk fees........................                       681                        831
      Other expense fees.....................................                       204                        199
                                                               ------------------------  -------------------------
      Total expenses.........................................                       885                      1,030
                                                               ------------------------  -------------------------
   Net investment income (loss)..............................                     1,749                      3,324
                                                               ------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                         --
   Net realized gain (loss) from sales of investments........                        11                      2,136
                                                               ------------------------  -------------------------
      Net realized gain (loss)...............................                        11                      2,136
   Change in unrealized gain (loss)..........................                       698                      5,833
                                                               ------------------------  -------------------------
      Net realized and unrealized gain (loss)................                       709                      7,969
                                                               ------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  2,458   $                 11,293
                                                               ========================  =========================


                                                                  MFS(R) VALUE SERIES
                                                               ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 40,997
   Expenses:
      Mortality and expense risk fees........................                    16,362
      Other expense fees.....................................                     4,675
                                                               ------------------------
      Total expenses.........................................                    21,037
                                                               ------------------------
   Net investment income (loss)..............................                    19,960
                                                               ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    94,961
   Net realized gain (loss) from sales of investments........                    42,489
                                                               ------------------------
      Net realized gain (loss)...............................                   137,450
   Change in unrealized gain (loss)..........................                   197,195
                                                               ------------------------
      Net realized and unrealized gain (loss)................                   334,645
                                                               ------------------------
      Net increase (decrease) in net assets from operations..  $                354,605
                                                               ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-54

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                      OPPENHEIMER
                                                                   DISCOVERY MID CAP               OPPENHEIMER
                                                                    GROWTH FUND/VA               GLOBAL FUND/VA
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      --   $                      34
   Expenses:
      Mortality and expense risk fees........................                        237                          75
      Other expense fees.....................................                        102                          19
                                                               --------------------------  --------------------------
      Total expenses.........................................                        339                          94
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                       (339)                        (60)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      4,208                          --
   Net realized gain (loss) from sales of investments........                         44                         779
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                      4,252                         779
   Change in unrealized gain (loss)..........................                      7,124                       1,812
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     11,376                       2,591
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  11,037   $                   2,531
                                                               ==========================  ==========================

                                                                  OPPENHEIMER GLOBAL              OPPENHEIMER
                                                                  MULTI-ALTERNATIVES         INTERNATIONAL GROWTH
                                                                        FUND/VA                     FUND/VA
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      85   $                    482
   Expenses:
      Mortality and expense risk fees........................                         94                        613
      Other expense fees.....................................                         22                        145
                                                               --------------------------  -------------------------
      Total expenses.........................................                        116                        758
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                        (31)                      (276)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                         --
   Net realized gain (loss) from sales of investments........                         (5)                       335
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                         (5)                       335
   Change in unrealized gain (loss)..........................                        (61)                    14,109
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                        (66)                    14,444
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                     (97)  $                 14,168
                                                               ==========================  =========================

                                                                       OPPENHEIMER
                                                                       MAIN STREET
                                                                  SMALL CAP FUND(R)/VA
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                    852
   Expenses:
      Mortality and expense risk fees........................                        816
      Other expense fees.....................................                        211
                                                               --------------------------
      Total expenses.........................................                      1,027
                                                               --------------------------
   Net investment income (loss)..............................                       (175)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      7,108
   Net realized gain (loss) from sales of investments........                        (84)
                                                               --------------------------
      Net realized gain (loss)...............................                      7,024
   Change in unrealized gain (loss)..........................                      6,323
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     13,347
                                                               --------------------------
      Net increase (decrease) in net assets from operations..   $                 13,172
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-55

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                               PIMCO COMMODITY-
                                                                     PIMCO ALL ASSET        REALRETURN(R) STRATEGY
                                                                        PORTFOLIO                  PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  22,072   $                   6,882
   Expenses:
      Mortality and expense risk fees........................                      3,376                         525
      Other expense fees.....................................                        973                         225
                                                               --------------------------  --------------------------
      Total expenses.........................................                      4,349                         750
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     17,723                       6,132
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                     (5,592)                       (189)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     (5,592)                       (189)
   Change in unrealized gain (loss)..........................                     45,511                      (3,807)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     39,919                      (3,996)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  57,642   $                   2,136
                                                               ==========================  ==========================

                                                                     PIMCO EMERGING               PIMCO FOREIGN
                                                                      MARKETS BOND               BOND PORTFOLIO
                                                                        PORTFOLIO             (U.S. DOLLAR-HEDGED)
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                  6,023    $                 20,220
   Expenses:
      Mortality and expense risk fees........................                        854                       3,067
      Other expense fees.....................................                        243                         777
                                                               --------------------------  --------------------------
      Total expenses.........................................                      1,097                       3,844
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                      4,926                      16,376
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                         36                        (728)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                         36                        (728)
   Change in unrealized gain (loss)..........................                      1,675                      (9,135)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                      1,711                      (9,863)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..   $                  6,637    $                  6,513
                                                               ==========================  ==========================

                                                                      PIMCO GLOBAL
                                                                   MULTI-ASSET MANAGED
                                                                  ALLOCATION PORTFOLIO
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                    163
   Expenses:
      Mortality and expense risk fees........................                         71
      Other expense fees.....................................                         15
                                                               -------------------------
      Total expenses.........................................                         86
                                                               -------------------------
   Net investment income (loss)..............................                         77
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                          2
                                                               -------------------------
      Net realized gain (loss)...............................                          2
   Change in unrealized gain (loss)..........................                        723
                                                               -------------------------
      Net realized and unrealized gain (loss)................                        725
                                                               -------------------------
      Net increase (decrease) in net assets from operations..   $                    802
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-56

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                   PIMCO HIGH YIELD               PIMCO REAL
                                                                     PORTFOLIO (b)             RETURN PORTFOLIO
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     960   $                   1,494
   Expenses:
      Mortality and expense risk fees........................                        158                         332
      Other expense fees.....................................                         39                         215
                                                               --------------------------  -------------------------
      Total expenses.........................................                        197                         547
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                        763                         947
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                         (1)                         53
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                         (1)                         53
   Change in unrealized gain (loss)..........................                     (1,116)                        563
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     (1,117)                        616
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                    (354)  $                   1,563
                                                               ==========================  =========================

                                                                   PIMCO STOCKSPLUS(R)             PIMCO TOTAL
                                                                    GLOBAL PORTFOLIO            RETURN PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  33,546   $                  81,075
   Expenses:
      Mortality and expense risk fees........................                      5,568                      27,964
      Other expense fees.....................................                      2,019                      14,727
                                                               --------------------------  --------------------------
      Total expenses.........................................                      7,587                      42,691
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     25,959                      38,384
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                    (40,074)                     (6,911)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                    (40,074)                     (6,911)
   Change in unrealized gain (loss)..........................                    216,247                     120,949
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    176,173                     114,038
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 202,132   $                 152,422
                                                               ==========================  ==========================

                                                                   PIMCO UNCONSTRAINED
                                                                     BOND PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     396
   Expenses:
      Mortality and expense risk fees........................                        205
      Other expense fees.....................................                         49
                                                               --------------------------
      Total expenses.........................................                        254
                                                               --------------------------
   Net investment income (loss)..............................                        142
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                        764
                                                               --------------------------
      Net realized gain (loss)...............................                        764
   Change in unrealized gain (loss)..........................                         80
                                                               --------------------------
      Net realized and unrealized gain (loss)................                        844
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                     986
                                                               ==========================


(b)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-57

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                             PUTNAM VT AMERICAN
                                                                  PUTNAM VT ABSOLUTE          GOVERNMENT INCOME
                                                                    RETURN 500 FUND                 FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --   $                    168
   Expenses:
      Mortality and expense risk fees........................                       117                        104
      Other expense fees.....................................                        29                         24
                                                               -------------------------  -------------------------
      Total expenses.........................................                       146                        128
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                      (146)                        40
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                         --
   Net realized gain (loss) from sales of investments........                       622                        (24)
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                       622                        (24)
   Change in unrealized gain (loss)..........................                       450                         26
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     1,072                          2
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                    926   $                     42
                                                               =========================  =========================


                                                                   PUTNAM VT EQUITY          PUTNAM VT GLOBAL
                                                                      INCOME FUND          ASSET ALLOCATION FUND
                                                               ------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 31,873  $                     --
   Expenses:
      Mortality and expense risk fees........................                    12,843                         1
      Other expense fees.....................................                     3,891                        --
                                                               ------------------------  -------------------------
      Total expenses.........................................                    16,734                         1
                                                               ------------------------  -------------------------
   Net investment income (loss)..............................                    15,139                        (1)
                                                               ------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    56,454                        --
   Net realized gain (loss) from sales of investments........                    45,146                        --
                                                               ------------------------  -------------------------
      Net realized gain (loss)...............................                   101,600                        --
   Change in unrealized gain (loss)..........................                   204,677                        26
                                                               ------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   306,277                        26
                                                               ------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                321,416  $                     25
                                                               ========================  =========================


                                                                   PUTNAM VT GROWTH
                                                                  OPPORTUNITIES FUND
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  1,133
   Expenses:
      Mortality and expense risk fees........................                     6,901
      Other expense fees.....................................                     2,186
                                                               -------------------------
      Total expenses.........................................                     9,087
                                                               -------------------------
   Net investment income (loss)..............................                    (7,954)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    14,601
   Net realized gain (loss) from sales of investments........                    33,127
                                                               -------------------------
      Net realized gain (loss)...............................                    47,728
   Change in unrealized gain (loss)..........................                   241,774
                                                               -------------------------
      Net realized and unrealized gain (loss)................                   289,502
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                281,548
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-58

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                   PUTNAM VT
                                                                       PUTNAM VT                 INTERNATIONAL
                                                                      INCOME FUND                 VALUE FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  92,969   $                     --
   Expenses:
      Mortality and expense risk fees........................                     14,585                         51
      Other expense fees.....................................                      3,993                         11
                                                               --------------------------  -------------------------
      Total expenses.........................................                     18,578                         62
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                     74,391                        (62)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                         --
   Net realized gain (loss) from sales of investments........                     (4,947)                        --
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     (4,947)                        --
   Change in unrealized gain (loss)..........................                     22,486                        550
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     17,539                        550
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  91,930   $                    488
                                                               ==========================  =========================


                                                                       PUTNAM VT             PUTNAM VT SMALL CAP
                                                                    INVESTORS FUND               VALUE FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                    163   $                    566
   Expenses:
      Mortality and expense risk fees........................                        39                        908
      Other expense fees.....................................                        10                        265
                                                               -------------------------  -------------------------
      Total expenses.........................................                        49                      1,173
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                       114                       (607)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                       799                      3,210
   Net realized gain (loss) from sales of investments........                      (414)                      (644)
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                       385                      2,566
   Change in unrealized gain (loss)..........................                       434                     11,604
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                       819                     14,170
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                    933   $                 13,563
                                                               =========================  =========================


                                                                   RATIONAL DIVIDEND
                                                                  CAPTURE VA FUND (a)
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  19,526
   Expenses:
      Mortality and expense risk fees........................                      2,620
      Other expense fees.....................................                      1,165
                                                               --------------------------
      Total expenses.........................................                      3,785
                                                               --------------------------
   Net investment income (loss)..............................                     15,741
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                     (2,985)
                                                               --------------------------
      Net realized gain (loss)...............................                     (2,985)
   Change in unrealized gain (loss)..........................                    (24,903)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    (27,888)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 (12,147)
                                                               ==========================


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-59

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONCLUDED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                            TOPS(R) MANAGED RISK
                                                                   RATIONAL INSIDER             BALANCED ETF
                                                                  BUYING VA FUND (a)              PORTFOLIO
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --   $                620,549
   Expenses:
      Mortality and expense risk fees........................                        33                    263,915
      Other expense fees.....................................                        14                    149,973
                                                               -------------------------  -------------------------
      Total expenses.........................................                        47                    413,888
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                       (47)                   206,661
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                     64,839
   Net realized gain (loss) from sales of investments........                    (4,563)                   177,207
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                    (4,563)                   242,046
   Change in unrealized gain (loss)..........................                     5,973                  3,478,261
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     1,410                  3,720,307
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  1,363   $              3,926,968
                                                               =========================  =========================

                                                                                            TOPS(R) MANAGED RISK
                                                                  TOPS(R) MANAGED RISK         MODERATE GROWTH
                                                                  GROWTH ETF PORTFOLIO          ETF PORTFOLIO
                                                               -------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $               2,024,189  $              1,379,466
   Expenses:
      Mortality and expense risk fees........................                    855,268                   568,254
      Other expense fees.....................................                    809,182                   403,996
                                                               -------------------------  ------------------------
      Total expenses.........................................                  1,664,450                   972,250
                                                               -------------------------  ------------------------
   Net investment income (loss)..............................                    359,739                   407,216
                                                               -------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                        --
   Net realized gain (loss) from sales of investments........                    541,870                   369,602
                                                               -------------------------  ------------------------
      Net realized gain (loss)...............................                    541,870                   369,602
   Change in unrealized gain (loss)..........................                 19,186,959                 9,914,145
                                                               -------------------------  ------------------------
      Net realized and unrealized gain (loss)................                 19,728,829                10,283,747
                                                               -------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $              20,088,568  $             10,690,963
                                                               =========================  ========================


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-60

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                    AB VPS GLOBAL BOND PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  8,008    $                     70
      Net realized gain (loss).........................                     1,104                           1
      Change in unrealized gain (loss).................                    (4,015)                         37
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     5,097                         108
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    32,967                          --
      Terminations and withdrawals.....................                        --                          --
      Contract benefits................................                        --                          --
      Contract charges.................................                        --                          --
      Net transfers between Sub-Accounts...............                   249,999                       2,516
      Other transfers from (to) the General Account....                        --                          --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   282,966                       2,516
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   288,063                       2,624

   NET ASSETS:
      Beginning of year................................                     3,871                       1,247
                                                         -------------------------  -------------------------
      End of year......................................  $                291,934    $                  3,871
                                                         =========================  =========================

                                                                  AB VPS GROWTH AND INCOME PORTFOLIO
                                                         -----------------------------------------------------
                                                                   2017                        2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                    (24)  $                     (3)
      Net realized gain (loss).........................                        419                         82
      Change in unrealized gain (loss).................                      1,271                        194
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                      1,666                        273
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                         --                         --
      Terminations and withdrawals.....................                         --                         --
      Contract benefits................................                         --                         --
      Contract charges.................................                        (29)                       (10)
      Net transfers between Sub-Accounts...............                     19,351                      4,050
      Other transfers from (to) the General Account....                          1                         --
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     19,323                      4,040
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                     20,989                      4,313

   NET ASSETS:
      Beginning of year................................                      4,313                         --
                                                         --------------------------  -------------------------
      End of year......................................   $                 25,302   $                  4,313
                                                         ==========================  =========================

                                                                AB VPS REAL ESTATE INVESTMENT PORTFOLIO
                                                         ------------------------------------------------------
                                                                   2017                         2016
                                                         --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   1,878    $                    115
      Net realized gain (loss).........................                     16,136                         805
      Change in unrealized gain (loss).................                      3,241                      (1,230)
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                     21,255                        (310)
                                                         --------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     62,925                      17,237
      Terminations and withdrawals.....................                         --                          --
      Contract benefits................................                         --                          --
      Contract charges.................................                        (44)                         (9)
      Net transfers between Sub-Accounts...............                    250,743                       1,979
      Other transfers from (to) the General Account....                         (2)                         10
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    313,622                      19,217
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets............                    334,877                      18,907

   NET ASSETS:
      Beginning of year................................                     18,907                          --
                                                         --------------------------  --------------------------
      End of year......................................  $                 353,784    $                 18,907
                                                         ==========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-61

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                          AMERICAN CENTURY VP
                                                                       CAPITAL APPRECIATION FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (324)  $                   (158)
      Net realized gain (loss).........................                     5,976                     (3,468)
      Change in unrealized gain (loss).................                     3,187                       (849)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     8,839                     (4,475)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     38,972
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (194)                       (48)
      Net transfers between Sub-Accounts...............                      (465)                   (17,756)
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                      (659)                    21,168
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                     8,180                     16,693

   NET ASSETS:
      Beginning of year................................                    42,656                     25,963
                                                         -------------------------  -------------------------
      End of year......................................  $                 50,836   $                 42,656
                                                         =========================  =========================


                                                                   AMERICAN CENTURY VP GROWTH FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (5,205)  $                (25,640)
      Net realized gain (loss).........................                   557,348                     22,681
      Change in unrealized gain (loss).................                   232,119                    129,786
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   784,262                    126,827
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     1,375                         --
      Terminations and withdrawals.....................                  (339,308)                  (130,600)
      Contract benefits................................                   (69,409)                   (86,469)
      Contract charges.................................                   (47,082)                   (46,290)
      Net transfers between Sub-Accounts...............                   (91,962)                   138,145
      Other transfers from (to) the General Account....                       (23)                         6
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (546,409)                  (125,208)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   237,853                      1,619

   NET ASSETS:
      Beginning of year................................                 2,874,256                  2,872,637
                                                         -------------------------  -------------------------
      End of year......................................  $              3,112,109   $              2,874,256
                                                         =========================  =========================

                                                                          AMERICAN CENTURY VP
                                                                        INCOME AND GROWTH FUND
                                                         ---------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    890   $                    208
      Net realized gain (loss).........................                     1,707                          1
      Change in unrealized gain (loss).................                    11,320                        849
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                    13,917                      1,058
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    24,019                     65,062
      Terminations and withdrawals.....................                      (681)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (219)                        --
      Net transfers between Sub-Accounts...............                     3,428                         --
      Other transfers from (to) the General Account....                        93                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    26,640                     65,062
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                    40,557                     66,120

   NET ASSETS:
      Beginning of year................................                    66,120                         --
                                                         -------------------------  ------------------------
      End of year......................................  $                106,677   $                 66,120
                                                         =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-62

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 AMERICAN CENTURY VP MID CAP VALUE
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                14,278   $                 13,396
      Net realized gain (loss)........................                   85,918                     97,293
      Change in unrealized gain (loss)................                  162,287                    280,665
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                  262,483                    391,354
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    8,119                     64,500
      Terminations and withdrawals....................                 (156,541)                   (42,548)
      Contract benefits...............................                       --                         --
      Contract charges................................                  (28,496)                   (23,827)
      Net transfers between Sub-Accounts..............                  568,294                    (27,747)
      Other transfers from (to) the General Account...                     (702)                       107
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  390,674                    (29,515)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                  653,157                    361,839

   NET ASSETS:
      Beginning of year...............................                2,227,335                  1,865,496
                                                        ------------------------  -------------------------
      End of year.....................................  $             2,880,492   $              2,227,335
                                                        ========================  =========================

                                                                  AMERICAN CENTURY VP VALUE FUND
                                                        ---------------------------------------------------
                                                                 2017                       2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                14,859   $                 10,330
      Net realized gain (loss)........................                   32,862                     23,703
      Change in unrealized gain (loss)................                  126,197                    198,062
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                  173,918                    232,095
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                  186,162                    233,492
      Terminations and withdrawals....................                  (56,097)                   (83,413)
      Contract benefits...............................                       --                   (121,658)
      Contract charges................................                  (16,526)                    (9,508)
      Net transfers between Sub-Accounts..............                  488,243                    284,800
      Other transfers from (to) the General Account...                     (301)                      (281)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  601,481                    303,432
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                  775,399                    535,527

   NET ASSETS:
      Beginning of year...............................                1,737,112                  1,201,585
                                                        ------------------------  -------------------------
      End of year.....................................  $             2,512,511   $              1,737,112
                                                        ========================  =========================

                                                               AMERICAN FUNDS ASSET ALLOCATION FUND
                                                        ---------------------------------------------------
                                                                 2017                       2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 6,996   $                  5,600
      Net realized gain (loss)........................                   80,213                     19,824
      Change in unrealized gain (loss)................                   81,960                     21,598
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                  169,169                     47,022
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                  532,743                    751,238
      Terminations and withdrawals....................                  (13,908)                    (3,500)
      Contract benefits...............................                       --                         --
      Contract charges................................                   (9,039)                      (935)
      Net transfers between Sub-Accounts..............                   (2,867)                    46,479
      Other transfers from (to) the General Account...                      184                     (6,272)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  507,113                    787,010
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                  676,282                    834,032

   NET ASSETS:
      Beginning of year...............................                  834,032                         --
                                                        ------------------------  -------------------------
      End of year.....................................  $             1,510,314   $                834,032
                                                        ========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-63

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                       AMERICAN FUNDS BLUE CHIP
                                                                           INCOME AND GROWTH
                                                         -----------------------------------------------------
                                                                    2017                       2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 15,358   $                 12,476
      Net realized gain (loss).........................                     70,891                     67,756
      Change in unrealized gain (loss).................                    129,938                     47,547
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    216,187                    127,779
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    785,457                  1,345,280
      Terminations and withdrawals.....................                       (721)                   (31,153)
      Contract benefits................................                    (29,856)                        --
      Contract charges.................................                     (7,798)                    (4,154)
      Net transfers between Sub-Accounts...............                    (50,495)                  (402,422)
      Other transfers from (to) the General Account....                       (430)                        79
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    696,157                    907,630
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                    912,344                  1,035,409

   NET ASSETS:
      Beginning of year................................                  1,035,409                         --
                                                         --------------------------  -------------------------
      End of year......................................   $              1,947,753   $              1,035,409
                                                         ==========================  =========================


                                                                       AMERICAN FUNDS BOND FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  6,057   $                  1,060
      Net realized gain (loss).........................                     4,711                      2,693
      Change in unrealized gain (loss).................                    (5,485)                    (4,068)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     5,283                       (315)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   200,721                    211,259
      Terminations and withdrawals.....................                    (1,262)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (266)                        --
      Net transfers between Sub-Accounts...............                   221,560                    (74,394)
      Other transfers from (to) the General Account....                       (37)                       351
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   420,716                    137,216
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   425,999                    136,901

   NET ASSETS:
      Beginning of year................................                   136,901                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                562,900   $                136,901
                                                         =========================  =========================


                                                                AMERICAN FUNDS CAPITAL INCOME BUILDER
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 13,879   $                  3,198
      Net realized gain (loss).........................                     9,006                         (8)
      Change in unrealized gain (loss).................                    55,237                     (4,248)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    78,122                     (1,058)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 1,658,800                    252,338
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (915)                        --
      Net transfers between Sub-Accounts...............                  (150,468)                        --
      Other transfers from (to) the General Account....                       (88)                     2,100
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 1,507,329                    254,438
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 1,585,451                    253,380

   NET ASSETS:
      Beginning of year................................                   253,380                         --
                                                         -------------------------  -------------------------
      End of year......................................  $              1,838,831   $                253,380
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-64

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           AMERICAN FUNDS
                                                                    GLOBAL GROWTH AND INCOME FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 51,765   $                 23,044
      Net realized gain (loss).........................                   112,934                     (7,460)
      Change in unrealized gain (loss).................                   345,923                    105,794
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   510,622                    121,378
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    18,528                     68,834
      Terminations and withdrawals.....................                  (409,250)                   (51,105)
      Contract benefits................................                        --                         --
      Contract charges.................................                   (34,656)                   (25,325)
      Net transfers between Sub-Accounts...............                 1,417,808                    571,005
      Other transfers from (to) the General Account....                       208                        157
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   992,638                    563,566
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 1,503,260                    684,944

   NET ASSETS:
      Beginning of year................................                 2,102,737                  1,417,793
                                                         -------------------------  -------------------------
      End of year......................................  $              3,605,997   $              2,102,737
                                                         =========================  =========================


                                                                   AMERICAN FUNDS GLOBAL GROWTH FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    320   $                     74
      Net realized gain (loss).........................                    19,948                         (1)
      Change in unrealized gain (loss).................                   142,616                       (581)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   162,884                       (508)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 1,210,554                     26,077
      Terminations and withdrawals.....................                    (3,430)                        --
      Contract benefits................................                   (23,454)                        --
      Contract charges.................................                    (2,078)                       (19)
      Net transfers between Sub-Accounts...............                    39,623                      2,491
      Other transfers from (to) the General Account....                      (605)                        --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 1,220,610                     28,549
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 1,383,494                     28,041

   NET ASSETS:
      Beginning of year................................                    28,041                         --
                                                         -------------------------  -------------------------
      End of year......................................  $              1,411,535   $                 28,041
                                                         =========================  =========================


                                                                     AMERICAN FUNDS GROWTH FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (39,929)   $               (19,327)
      Net realized gain (loss).........................                 1,141,872                    542,358
      Change in unrealized gain (loss).................                 1,461,130                    159,198
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                 2,563,073                    682,229
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 1,975,557                    570,730
      Terminations and withdrawals.....................                  (409,515)                  (221,013)
      Contract benefits................................                   (56,259)                  (180,752)
      Contract charges.................................                  (125,497)                  (113,051)
      Net transfers between Sub-Accounts...............                   785,425                   (201,105)
      Other transfers from (to) the General Account....                      (144)                    (7,054)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 2,169,567                   (152,245)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 4,732,640                    529,984

   NET ASSETS:
      Beginning of year................................                 8,285,169                  7,755,185
                                                         -------------------------  -------------------------
      End of year......................................  $             13,017,809    $             8,285,169
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-65

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                    AMERICAN FUNDS GROWTH-INCOME
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 30,977   $                 43,569
      Net realized gain (loss).........................                   613,652                    563,171
      Change in unrealized gain (loss).................                   947,993                     75,962
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                 1,592,622                    682,702
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   429,247                     15,040
      Terminations and withdrawals.....................                  (247,269)                  (172,747)
      Contract benefits................................                   (18,056)                  (101,624)
      Contract charges.................................                   (98,259)                   (90,737)
      Net transfers between Sub-Accounts...............                (1,940,370)                 2,098,963
      Other transfers from (to) the General Account....                      (360)                    11,835
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (1,875,067)                 1,760,730
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (282,445)                 2,443,432

   NET ASSETS:
      Beginning of year................................                 8,271,657                  5,828,225
                                                         -------------------------  -------------------------
      End of year......................................  $              7,989,212   $              8,271,657
                                                         =========================  =========================


                                                                   AMERICAN FUNDS INTERNATIONAL FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 13,147   $                  8,794
      Net realized gain (loss).........................                    40,334                    126,796
      Change in unrealized gain (loss).................                   616,650                    (71,336)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   670,131                     64,254
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   315,148                      5,900
      Terminations and withdrawals.....................                  (169,685)                   (78,864)
      Contract benefits................................                    (4,194)                   (85,821)
      Contract charges.................................                   (39,914)                   (38,464)
      Net transfers between Sub-Accounts...............                    40,437                     76,174
      Other transfers from (to) the General Account....                      (177)                     2,186
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   141,615                   (118,889)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   811,746                    (54,635)

   NET ASSETS:
      Beginning of year................................                 2,216,423                  2,271,058
                                                         -------------------------  -------------------------
      End of year......................................  $              3,028,169   $              2,216,423
                                                         =========================  =========================

                                                                           AMERICAN FUNDS
                                                                 MANAGED RISK ASSET ALLOCATION FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $             (1,201,192)   $             2,328,014
      Net realized gain (loss).........................                10,937,314                 18,013,582
      Change in unrealized gain (loss).................                84,090,353                 17,563,010
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                93,826,475                 37,904,606
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                25,945,520                 52,145,514
      Terminations and withdrawals.....................               (26,177,117)               (15,943,222)
      Contract benefits................................                (4,810,179)                (4,665,304)
      Contract charges.................................               (17,422,236)               (14,852,801)
      Net transfers between Sub-Accounts...............                46,433,644                 47,847,075
      Other transfers from (to) the General Account....                    16,713                     (7,770)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                23,986,345                 64,523,492
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............               117,812,820                102,428,098

   NET ASSETS:
      Beginning of year................................               666,321,200                563,893,102
                                                         -------------------------  -------------------------
      End of year......................................  $            784,134,020    $           666,321,200
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-66

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                   AMERICAN FUNDS NEW WORLD FUND
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                   (609)   $                  (986)
      Net realized gain (loss)........................                    10,635                    (20,032)
      Change in unrealized gain (loss)................                   273,480                     43,367
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   283,506                     22,349
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   403,501                     66,486
      Terminations and withdrawals....................                   (82,251)                   (50,759)
      Contract benefits...............................                        --                         --
      Contract charges................................                    (4,416)                    (3,105)
      Net transfers between Sub-Accounts..............                   266,457                     43,582
      Other transfers from (to) the General Account...                      (148)                      (178)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   583,143                     56,026
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   866,649                     78,375

   NET ASSETS:
      Beginning of year...............................                   684,290                    605,915
                                                        -------------------------  -------------------------
      End of year.....................................  $              1,550,939    $               684,290
                                                        =========================  =========================

                                                                  BLACKROCK BASIC VALUE V.I. FUND
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                   (232)  $                    451
      Net realized gain (loss)........................                     1,645                        950
      Change in unrealized gain (loss)................                    (1,441)                     2,508
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                       (28)                     3,909
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                        --                     48,024
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                      (175)                       (78)
      Net transfers between Sub-Accounts..............                   (39,118)                      (141)
      Other transfers from (to) the General Account...                        --                        (18)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   (39,293)                    47,787
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   (39,321)                    51,696

   NET ASSETS:
      Beginning of year...............................                    51,696                         --
                                                        -------------------------  -------------------------
      End of year.....................................  $                 12,375   $                 51,696
                                                        =========================  =========================

                                                             BLACKROCK CAPITAL APPRECIATION V.I. FUND
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                (14,486)  $                (13,270)
      Net realized gain (loss)........................                   264,363                     30,278
      Change in unrealized gain (loss)................                   235,405                     24,503
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   485,282                     41,511
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    55,760                    105,359
      Terminations and withdrawals....................                  (157,148)                  (107,700)
      Contract benefits...............................                        --                     (9,772)
      Contract charges................................                   (23,230)                   (23,123)
      Net transfers between Sub-Accounts..............                  (129,974)                   430,114
      Other transfers from (to) the General Account...                       (57)                    (1,771)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  (254,649)                   393,107
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   230,633                    434,618

   NET ASSETS:
      Beginning of year...............................                 1,660,787                  1,226,169
                                                        -------------------------  -------------------------
      End of year.....................................  $              1,891,420   $              1,660,787
                                                        =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-67

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 BLACKROCK EQUITY DIVIDEND V.I. FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 21,874    $                16,329
      Net realized gain (loss).........................                   186,658                     72,805
      Change in unrealized gain (loss).................                   190,816                    186,457
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   399,348                    275,591
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   117,155                     38,189
      Terminations and withdrawals.....................                   (78,747)                   (55,443)
      Contract benefits................................                        --                    (14,254)
      Contract charges.................................                   (36,591)                   (32,386)
      Net transfers between Sub-Accounts...............                   400,494                    200,267
      Other transfers from (to) the General Account....                         1                        (82)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   402,312                    136,291
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   801,660                    411,882

   NET ASSETS:
      Beginning of year................................                 2,225,948                  1,814,066
                                                         -------------------------  -------------------------
      End of year......................................  $              3,027,608    $             2,225,948
                                                         =========================  =========================

                                                                BLACKROCK GLOBAL ALLOCATION V.I. FUND
                                                         ---------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 25,319   $                13,465
      Net realized gain (loss).........................                    55,380                  (161,995)
      Change in unrealized gain (loss).................                   440,295                   230,629
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                   520,994                    82,099
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   190,836                   435,632
      Terminations and withdrawals.....................                   (59,372)                  (55,942)
      Contract benefits................................                   (17,385)                  (25,274)
      Contract charges.................................                   (43,562)                  (38,678)
      Net transfers between Sub-Accounts...............                 1,032,229                  (893,468)
      Other transfers from (to) the General Account....                       335                     1,850
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 1,103,081                  (575,880)
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                 1,624,075                  (493,781)

   NET ASSETS:
      Beginning of year................................                 3,534,094                 4,027,875
                                                         -------------------------  ------------------------
      End of year......................................  $              5,158,169   $             3,534,094
                                                         =========================  ========================

                                                                    BLACKROCK HIGH YIELD V.I. FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                46,755   $                 48,776
      Net realized gain (loss).........................                      (507)                   (46,396)
      Change in unrealized gain (loss).................                    21,602                    119,730
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    67,850                    122,110
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   100,391                    151,332
      Terminations and withdrawals.....................                   (49,392)                   (74,502)
      Contract benefits................................                        --                    (82,643)
      Contract charges.................................                    (8,600)                    (8,346)
      Net transfers between Sub-Accounts...............                    75,744                   (223,681)
      Other transfers from (to) the General Account....                      (150)                       (93)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   117,993                   (237,933)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   185,843                   (115,823)

   NET ASSETS:
      Beginning of year................................                 1,076,886                  1,192,709
                                                         -------------------------  -------------------------
      End of year......................................   $             1,262,729   $              1,076,886
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-68

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                   BLACKROCK S&P 500 INDEX V.I. FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).....................  $                 10,159   $                  1,241
      Net realized gain (loss).........................                    50,741                     75,425
      Change in unrealized gain (loss).................                    56,398                     (3,001)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   117,298                     73,665
                                                         -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   688,467                    832,227
      Terminations and withdrawals.....................                    (4,723)                        --
      Contract benefits................................                   (22,884)                        --
      Contract charges.................................                      (968)                    (1,763)
      Net transfers between Sub-Accounts...............                    13,444                   (603,519)
      Other transfers from (to) the General Account....                     1,372                        (21)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   674,708                    226,924
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   792,006                    300,589

    NET ASSETS:
      Beginning of year................................                   300,589                         --
                                                         -------------------------  -------------------------
      End of year......................................  $              1,092,595   $                300,589
                                                         =========================  =========================

                                                                   BLACKROCK TOTAL RETURN V.I. FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).....................  $                 14,644   $                  3,251
      Net realized gain (loss).........................                    (4,705)                      (724)
      Change in unrealized gain (loss).................                    13,153                    (30,410)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    23,092                    (27,883)
                                                         -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   187,827                    575,761
      Terminations and withdrawals.....................                      (905)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                    (8,879)                    (2,684)
      Net transfers between Sub-Accounts...............                   181,548                    442,820
      Other transfers from (to) the General Account....                      (245)                        16
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   359,346                  1,015,913
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   382,438                    988,030

    NET ASSETS:
      Beginning of year................................                   988,030                         --
                                                         -------------------------  -------------------------
      End of year......................................  $              1,370,467   $                988,030
                                                         =========================  =========================

                                                               BLACKROCK U.S. GOVERNMENT BOND V.I. FUND
                                                         -----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).....................  $                  1,758   $                   1,317
      Net realized gain (loss).........................                    (2,195)                      2,269
      Change in unrealized gain (loss).................                     1,088                      (2,575)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                       651                       1,011
                                                         -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                          --
      Terminations and withdrawals.....................                    (3,843)                   (266,494)
      Contract benefits................................                        --                          --
      Contract charges.................................                    (2,756)                     (2,949)
      Net transfers between Sub-Accounts...............                   (60,575)                    200,279
      Other transfers from (to) the General Account....                       118                        (108)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (67,056)                    (69,272)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                   (66,405)                    (68,261)

    NET ASSETS:
      Beginning of year................................                   309,377                     377,638
                                                         -------------------------  --------------------------
      End of year......................................  $                242,971   $                 309,377
                                                         =========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-69

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                             CALVERT VP
                                                                 EAFE INTERNATIONAL INDEX PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  9,355   $                    624
      Net realized gain (loss).........................                     1,394                          1
      Change in unrealized gain (loss).................                    82,510                       (155)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    93,259                        470
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   186,379                     10,000
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (124)                        (6)
      Net transfers between Sub-Accounts...............                   483,078                     14,470
      Other transfers from (to) the General Account....                       420                        (47)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   669,753                     24,417
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   763,012                     24,887

   NET ASSETS:
      Beginning of year................................                    24,887                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                787,899   $                 24,887
                                                         =========================  =========================

                                                                              CALVERT VP
                                                                 INVESTMENT GRADE BOND INDEX PORTFOLIO
                                                         -----------------------------------------------------
                                                                    2017                       2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                  9,006   $                  2,769
      Net realized gain (loss).........................                       (262)                       (22)
      Change in unrealized gain (loss).................                     (7,257)                    (5,760)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                      1,487                     (3,013)
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    382,534                    103,495
      Terminations and withdrawals.....................                     (5,274)                      (790)
      Contract benefits................................                         --                         --
      Contract charges.................................                       (549)                      (102)
      Net transfers between Sub-Accounts...............                     11,685                      5,248
      Other transfers from (to) the General Account....                          9                        104
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    388,405                    107,955
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                    389,892                    104,942

   NET ASSETS:
      Beginning of year................................                    104,942                         --
                                                         --------------------------  -------------------------
      End of year......................................   $                494,834   $                104,942
                                                         ==========================  =========================


                                                                 CALVERT VP NASDAQ 100 INDEX PORTFOLIO
                                                         ------------------------------------------------------
                                                                   2017                         2016
                                                         --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 (7,364)   $                    117
      Net realized gain (loss).........................                     34,782                      35,971
      Change in unrealized gain (loss).................                    332,868                      38,325
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                    360,286                      74,413
                                                         --------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    315,034                     679,417
      Terminations and withdrawals.....................                     (5,416)                    (40,655)
      Contract benefits................................                         --                          --
      Contract charges.................................                    (10,817)                     (3,236)
      Net transfers between Sub-Accounts...............                    299,429                     273,801
      Other transfers from (to) the General Account....                      1,220                      (1,399)
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    599,450                     907,928
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets............                    959,736                     982,341

   NET ASSETS:
      Beginning of year................................                    982,341                          --
                                                         --------------------------  --------------------------
      End of year......................................   $              1,942,077    $                982,341
                                                         ==========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-70

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                            CALVERT VP
                                                              RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    736    $                   402
      Net realized gain (loss)........................                    40,586                     11,596
      Change in unrealized gain (loss)................                    73,792                     (9,803)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   115,114                      2,195
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   810,190                     19,870
      Terminations and withdrawals....................                    (2,631)                        --
      Contract benefits...............................                        --                         --
      Contract charges................................                    (1,303)                        (7)
      Net transfers between Sub-Accounts..............                   314,337                    128,366
      Other transfers from (to) the General Account...                       608                        (84)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                 1,121,201                    148,145
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                 1,236,315                    150,340

   NET ASSETS:
      Beginning of year...............................                   150,340                         --
                                                        -------------------------  -------------------------
      End of year.....................................  $              1,386,655    $               150,340
                                                        =========================  =========================


                                                             CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    341   $                    627
      Net realized gain (loss)........................                    21,941                      5,374
      Change in unrealized gain (loss)................                    40,260                     (2,384)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                    62,542                      3,617
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   448,624                     48,301
      Terminations and withdrawals....................                    (2,734)                        --
      Contract benefits...............................                        --                         --
      Contract charges................................                    (1,268)                       (54)
      Net transfers between Sub-Accounts..............                    35,964                    115,879
      Other transfers from (to) the General Account...                       787                         14
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   481,373                    164,140
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   543,915                    167,757

   NET ASSETS:
      Beginning of year...............................                   167,757                         --
                                                        -------------------------  -------------------------
      End of year.....................................  $                711,672   $                167,757
                                                        =========================  =========================


                                                                 DFA VA GLOBAL BOND PORTFOLIO (b)
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 31,944   $                     --
      Net realized gain (loss)........................                     1,204                         --
      Change in unrealized gain (loss)................                   (56,419)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                   (23,271)                        --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   278,440                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                 2,370,001                         --
      Other transfers from (to) the General Account...                     2,087                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                 2,650,528                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                 2,627,257                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $              2,627,257   $                     --
                                                        =========================  ========================

(b)    Investment addition. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-71

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                            DFA VA INTERNATIONAL VALUE PORTFOLIO (b)
                                                       -------------------------------------------------
                                                                 2017                      2016
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                57,478   $                    --
      Net realized gain (loss).......................                      696                        --
      Change in unrealized gain (loss)...............                  184,858                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                  243,032                        --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   79,177                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                       --                        --
      Net transfers between Sub-Accounts.............                2,370,000                        --
      Other transfers from (to) the General Account..                    7,369                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                2,456,546                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                2,699,578                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $             2,699,578   $                    --
                                                       ========================  =======================

                                                              DFA VA US LARGE VALUE PORTFOLIO (b)
                                                       --------------------------------------------------
                                                                2017                       2016
                                                       ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                18,348    $                    --
      Net realized gain (loss).......................                   56,646                         --
      Change in unrealized gain (loss)...............                   89,790                         --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations...............................                  164,784                         --
                                                       ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                  149,930                         --
      Terminations and withdrawals...................                       --                         --
      Contract benefits..............................                       --                         --
      Contract charges...............................                       --                         --
      Net transfers between Sub-Accounts.............                1,185,001                         --
      Other transfers from (to) the General Account..                   (2,482)                        --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                1,332,449                         --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets..........                1,497,233                         --

   NET ASSETS:
      Beginning of year..............................                       --                         --
                                                       ------------------------  ------------------------
      End of year....................................  $             1,497,233    $                    --
                                                       ========================  ========================

                                                             DFA VA US TARGETED VALUE PORTFOLIO (b)
                                                       --------------------------------------------------
                                                                 2017                      2016
                                                       ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................   $                14,497  $                     --
      Net realized gain (loss).......................                   174,930                        --
      Change in unrealized gain (loss)...............                   172,664                        --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations...............................                   362,091                        --
                                                       ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   171,157                        --
      Terminations and withdrawals...................                        --                        --
      Contract benefits..............................                        --                        --
      Contract charges...............................                        --                        --
      Net transfers between Sub-Accounts.............                 2,370,000                        --
      Other transfers from (to) the General Account..                     1,046                        --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                 2,542,203                        --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets..........                 2,904,294                        --

   NET ASSETS:
      Beginning of year..............................                        --                        --
                                                       ------------------------  ------------------------
      End of year....................................   $             2,904,294  $                     --
                                                       ========================  ========================

(b)    Investment addition. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-72

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                              FT VIP FRANKLIN GLOBAL REAL ESTATE VIP FUND
                                                         ---------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 1,384   $                     --
      Net realized gain (loss).........................                       (33)                        --
      Change in unrealized gain (loss).................                     1,395                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                     2,746                         --
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    68,614                         --
      Terminations and withdrawals.....................                    (2,217)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (160)                        --
      Net transfers between Sub-Accounts...............                     2,032                         --
      Other transfers from (to) the General Account....                       145                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    68,414                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                    71,160                         --

   NET ASSETS:
      Beginning of year................................                        --                         --
                                                         -------------------------  ------------------------
      End of year......................................   $                71,160   $                     --
                                                         =========================  ========================


                                                                   FT VIP FRANKLIN INCOME VIP FUND
                                                         -----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 93,810    $                 93,589
      Net realized gain (loss).........................                     5,203                     (11,351)
      Change in unrealized gain (loss).................                   141,244                     218,768
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                   240,257                     301,006
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   139,674                     160,319
      Terminations and withdrawals.....................                   (62,340)                    (28,125)
      Contract benefits................................                   (10,484)                     (5,140)
      Contract charges.................................                   (17,129)                    (15,670)
      Net transfers between Sub-Accounts...............                   142,095                      44,736
      Other transfers from (to) the General Account....                      (596)                         67
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   191,220                     156,187
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                   431,477                     457,193

   NET ASSETS:
      Beginning of year................................                 2,654,016                   2,196,823
                                                         -------------------------  --------------------------
      End of year......................................  $              3,085,493    $              2,654,016
                                                         =========================  ==========================

                                                                        FT VIP FRANKLIN MUTUAL
                                                                       GLOBAL DISCOVERY VIP FUND
                                                         -----------------------------------------------------
                                                                    2017                       2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                    502    $                   (93)
      Net realized gain (loss).........................                      3,851                     (2,484)
      Change in unrealized gain (loss).................                     (1,057)                     1,713
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                      3,296                       (864)
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     25,102                     25,765
      Terminations and withdrawals.....................                         --                         --
      Contract benefits................................                         --                         --
      Contract charges.................................                        (73)                        --
      Net transfers between Sub-Accounts...............                     21,033                    (21,903)
      Other transfers from (to) the General Account....                          3                         --
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     46,065                      3,862
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                     49,361                      2,998

   NET ASSETS:
      Beginning of year................................                     27,499                     24,501
                                                         --------------------------  -------------------------
      End of year......................................   $                 76,860    $                27,499
                                                         ==========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-73

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                               FT VIP FRANKLIN MUTUAL SHARES VIP FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 32,586   $                 25,199
      Net realized gain (loss).........................                   105,915                    162,759
      Change in unrealized gain (loss).................                    48,456                    186,202
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   186,957                    374,160
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     3,272                      3,368
      Terminations and withdrawals.....................                  (165,114)                   (80,129)
      Contract benefits................................                   (26,109)                   (37,469)
      Contract charges.................................                   (47,180)                   (50,144)
      Net transfers between Sub-Accounts...............                   (85,311)                  (278,495)
      Other transfers from (to) the General Account....                    (1,046)                       991
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (321,488)                  (441,878)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (134,531)                   (67,718)

   NET ASSETS:
      Beginning of year................................                 2,678,274                  2,745,992
                                                         -------------------------  -------------------------
      End of year......................................  $              2,543,743   $              2,678,274
                                                         =========================  =========================

                                                               FT VIP FRANKLIN RISING DIVIDENDS VIP FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 14,026   $                  6,688
      Net realized gain (loss).........................                   100,077                    166,252
      Change in unrealized gain (loss).................                   309,757                     61,798
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   423,860                    234,738
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    60,973                    111,228
      Terminations and withdrawals.....................                  (139,594)                   (44,323)
      Contract benefits................................                   (15,124)                   (41,701)
      Contract charges.................................                   (27,037)                   (26,478)
      Net transfers between Sub-Accounts...............                   570,137                     84,141
      Other transfers from (to) the General Account....                    (1,676)                     1,859
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   447,679                     84,726
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   871,539                    319,464

   NET ASSETS:
      Beginning of year................................                 1,890,325                  1,570,861
                                                         -------------------------  -------------------------
      End of year......................................  $              2,761,864   $              1,890,325
                                                         =========================  =========================

                                                              FT VIP FRANKLIN SMALL CAP VALUE VIP FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (9,308)   $                (3,189)
      Net realized gain (loss).........................                   139,085                    148,665
      Change in unrealized gain (loss).................                    76,473                    243,281
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   206,250                    388,757
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     9,342                     26,899
      Terminations and withdrawals.....................                  (133,181)                   (39,596)
      Contract benefits................................                      (482)                   (50,295)
      Contract charges.................................                   (20,980)                   (17,937)
      Net transfers between Sub-Accounts...............                   399,198                    205,835
      Other transfers from (to) the General Account....                       (80)                       (36)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   253,817                    124,870
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   460,067                    513,627

   NET ASSETS:
      Beginning of year................................                 1,773,695                  1,260,068
                                                         -------------------------  -------------------------
      End of year......................................  $              2,233,762    $             1,773,695
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-74

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                             FT VIP FRANKLIN STRATEGIC INCOME VIP FUND
                                                       ------------------------------------------------------
                                                                 2017                         2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                  14,569    $                 25,626
      Net realized gain (loss).......................                     (5,251)                    (64,648)
      Change in unrealized gain (loss)...............                     24,946                     107,775
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     34,264                      68,753
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    379,000                       4,448
      Terminations and withdrawals...................                    (53,567)                    (47,991)
      Contract benefits..............................                         --                     (55,251)
      Contract charges...............................                     (6,153)                     (8,337)
      Net transfers between Sub-Accounts.............                    163,304                    (219,744)
      Other transfers from (to) the General Account..                     (3,939)                       (924)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    478,645                    (327,799)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                    512,909                    (259,046)

    NET ASSETS:
      Beginning of year..............................                    972,392                   1,231,438
                                                       --------------------------  --------------------------
      End of year....................................  $               1,485,301    $                972,392
                                                       ==========================  ==========================


                                                             FT VIP TEMPLETON FOREIGN SECURITIES FUND
                                                       ------------------------------------------------------
                                                                 2017                         2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                   7,258    $                  7,704
      Net realized gain (loss).......................                       (626)                    (14,259)
      Change in unrealized gain (loss)...............                    118,119                      64,729
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                    124,751                      58,174
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                         --                          --
      Terminations and withdrawals...................                    (41,622)                    (33,197)
      Contract benefits..............................                         --                          --
      Contract charges...............................                    (17,663)                    (17,449)
      Net transfers between Sub-Accounts.............                    (63,959)                     26,094
      Other transfers from (to) the General Account..                        291                          (3)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                   (122,953)                    (24,555)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                      1,798                      33,619

    NET ASSETS:
      Beginning of year..............................                    843,947                     810,328
                                                       --------------------------  --------------------------
      End of year....................................  $                 845,745    $                843,947
                                                       ==========================  ==========================

                                                                         FT VIP TEMPLETON
                                                                    GLOBAL BOND SECURITIES FUND
                                                       ------------------------------------------------------
                                                                  2017                       2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                 (32,852)  $                 (27,558)
      Net realized gain (loss).......................                     (7,307)                    (59,341)
      Change in unrealized gain (loss)...............                     51,073                     141,946
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     10,914                      55,047
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    278,053                      71,378
      Terminations and withdrawals...................                   (121,684)                   (134,650)
      Contract benefits..............................                    (29,865)                    (85,703)
      Contract charges...............................                    (21,125)                    (20,764)
      Net transfers between Sub-Accounts.............                    480,537                     110,529
      Other transfers from (to) the General Account..                        257                        (655)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    586,173                     (59,865)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                    597,087                      (4,818)

    NET ASSETS:
      Beginning of year..............................                  2,950,405                   2,955,223
                                                       --------------------------  --------------------------
      End of year....................................  $               3,547,492   $               2,950,405
                                                       ==========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-75

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           FT VIP TEMPLETON
                                                                        GROWTH SECURITIES FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  8,654   $                 16,147
      Net realized gain (loss).........................                    25,953                     10,216
      Change in unrealized gain (loss).................                   188,238                     98,031
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   222,845                    124,394
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                      (517)                     5,607
      Terminations and withdrawals.....................                  (107,777)                   (41,387)
      Contract benefits................................                    (1,433)                   (27,520)
      Contract charges.................................                   (30,038)                   (32,643)
      Net transfers between Sub-Accounts...............                  (106,414)                  (190,825)
      Other transfers from (to) the General Account....                        97                       (311)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (246,082)                  (287,079)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (23,237)                  (162,685)

   NET ASSETS:
      Beginning of year................................                 1,378,963                  1,541,648
                                                         -------------------------  -------------------------
      End of year......................................  $              1,355,726   $              1,378,963
                                                         =========================  =========================

                                                                   GLOBAL ATLANTIC AMERICAN FUNDS
                                                                       MANAGED RISK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                996,350   $              1,048,358
      Net realized gain (loss).........................                 1,733,961                  7,692,812
      Change in unrealized gain (loss).................                25,806,703                  1,248,911
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                28,537,014                  9,990,081
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                12,273,036                 23,920,800
      Terminations and withdrawals.....................                (7,318,422)                (4,254,318)
      Contract benefits................................                (1,245,710)                  (837,537)
      Contract charges.................................                (5,352,414)                (4,977,777)
      Net transfers between Sub-Accounts...............                (4,074,094)                 2,595,355
      Other transfers from (to) the General Account....                    16,637                      1,753
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (5,700,967)                16,448,276
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                22,836,047                 26,438,357

   NET ASSETS:
      Beginning of year................................               217,548,631                191,110,274
                                                         -------------------------  -------------------------
      End of year......................................  $            240,384,678   $            217,548,631
                                                         =========================  =========================

                                                                      GLOBAL ATLANTIC BALANCED
                                                                       MANAGED RISK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                382,942   $                 16,052
      Net realized gain (loss).........................                 1,275,065                    178,015
      Change in unrealized gain (loss).................                 8,348,984                  2,381,616
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                10,006,991                  2,575,683
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 2,019,939                 11,513,489
      Terminations and withdrawals.....................                (4,502,404)                (2,305,390)
      Contract benefits................................                (1,149,918)                  (388,116)
      Contract charges.................................                (2,309,387)                (2,334,821)
      Net transfers between Sub-Accounts...............                (9,196,143)                 8,809,528
      Other transfers from (to) the General Account....                     9,466                   (141,387)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................               (15,128,447)                15,153,303
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (5,121,456)                17,728,986

   NET ASSETS:
      Beginning of year................................               101,006,897                 83,277,911
                                                         -------------------------  -------------------------
      End of year......................................  $             95,885,441   $            101,006,897
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-76

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                      GLOBAL ATLANTIC BLACKROCK
                                                              GLOBAL ALLOCATION MANAGED RISK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $               (537,045)   $             1,444,624
      Net realized gain (loss).........................                (1,962,664)                 1,865,488
      Change in unrealized gain (loss).................                33,239,219                 (5,332,028)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                30,739,510                 (2,021,916)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 9,350,336                 28,289,686
      Terminations and withdrawals.....................                (7,768,106)                (5,945,057)
      Contract benefits................................                (1,539,641)                (2,246,361)
      Contract charges.................................                (6,744,480)                (6,861,780)
      Net transfers between Sub-Accounts...............               (12,517,858)                (9,424,076)
      Other transfers from (to) the General Account....                    15,464                   (122,925)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................               (19,204,285)                 3,689,487
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                11,535,225                  1,667,571

   NET ASSETS:
      Beginning of year................................               274,258,636                272,591,065
                                                         -------------------------  -------------------------
      End of year......................................  $            285,793,861    $           274,258,636
                                                         =========================  =========================

                                                                GLOBAL ATLANTIC FRANKLIN DIVIDEND AND
                                                                    INCOME MANAGED RISK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                332,771    $              (199,411)
      Net realized gain (loss).........................                 2,016,042                    (35,316)
      Change in unrealized gain (loss).................                34,920,120                 14,886,095
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                37,268,933                 14,651,368
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                16,750,697                 28,846,553
      Terminations and withdrawals.....................                (7,322,491)                (3,670,788)
      Contract benefits................................                (2,042,914)                (1,878,741)
      Contract charges.................................                (6,753,691)                (4,771,428)
      Net transfers between Sub-Accounts...............                28,664,205                 40,842,507
      Other transfers from (to) the General Account....                    27,865                      7,639
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                29,323,671                 59,375,742
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                66,592,604                 74,027,110

   NET ASSETS:
      Beginning of year................................               236,116,501                162,089,391
                                                         -------------------------  -------------------------
      End of year......................................  $            302,709,105    $           236,116,501
                                                         =========================  =========================

                                                                     GLOBAL ATLANTIC GOLDMAN SACHS
                                                                  DYNAMIC TRENDS ALLOCATION PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $               (158,517)  $               (204,834)
      Net realized gain (loss).........................                   173,130                      8,640
      Change in unrealized gain (loss).................                 2,284,893                  1,067,153
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                 2,299,506                    870,959
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 3,454,057                 11,183,152
      Terminations and withdrawals.....................                  (794,097)                  (647,496)
      Contract benefits................................                  (257,595)                        --
      Contract charges.................................                  (818,490)                  (611,340)
      Net transfers between Sub-Accounts...............                   (29,339)                 3,744,594
      Other transfers from (to) the General Account....                       156                        840
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 1,554,692                 13,669,750
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 3,854,198                 14,540,709

   NET ASSETS:
      Beginning of year................................                30,784,090                 16,243,381
                                                         -------------------------  -------------------------
      End of year......................................  $             34,638,288   $             30,784,090
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-77

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                      GLOBAL ATLANTIC GROWTH
                                                                      MANAGED RISK PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $              1,937,185   $                350,373
      Net realized gain (loss)........................                 2,182,962                 (2,729,838)
      Change in unrealized gain (loss)................                67,817,364                  8,758,601
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                71,937,511                  6,379,136
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                 9,043,348                 45,059,032
      Terminations and withdrawals....................               (12,171,594)                (8,027,829)
      Contract benefits...............................                (4,046,391)                (3,804,396)
      Contract charges................................               (11,473,052)               (11,943,345)
      Net transfers between Sub-Accounts..............               (31,331,535)               (21,517,785)
      Other transfers from (to) the General Account...                    33,775                         47
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................               (49,945,449)                  (234,276)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                21,992,062                  6,144,860

   NET ASSETS:
      Beginning of year...............................               467,560,106                461,415,246
                                                        -------------------------  -------------------------
      End of year.....................................  $            489,552,168   $            467,560,106
                                                        =========================  =========================

                                                                     GLOBAL ATLANTIC MODERATE
                                                                   GROWTH MANAGED RISK PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                563,949   $                126,669
      Net realized gain (loss)........................                 1,428,374                      1,927
      Change in unrealized gain (loss)................                16,782,780                  4,374,713
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                18,775,103                  4,503,309
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                 8,070,039                 19,751,221
      Terminations and withdrawals....................                (5,239,698)                (2,928,444)
      Contract benefits...............................                (2,116,456)                  (463,565)
      Contract charges................................                (3,484,575)                (3,368,349)
      Net transfers between Sub-Accounts..............                (5,317,210)                (2,732,147)
      Other transfers from (to) the General Account...                    11,551                      6,172
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                (8,076,349)                10,264,888
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                10,698,754                 14,768,197

   NET ASSETS:
      Beginning of year...............................               142,433,623                127,665,426
                                                        -------------------------  -------------------------
      End of year.....................................  $            153,132,377   $            142,433,623
                                                        =========================  =========================

                                                                  GLOBAL ATLANTIC MOTIF AGING OF
                                                                         AMERICA PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                     (9)  $                     --
      Net realized gain (loss)........................                        76                         --
      Change in unrealized gain (loss)................                       (25)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                        42                         --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                     5,000                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                       (30)                        --
      Other transfers from (to) the General Account...                        --                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                     4,970                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                     5,012                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $                  5,012   $                     --
                                                        =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-78

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 GLOBAL ATLANTIC MOTIF TECHNOLOGICAL
                                                                        INNOVATIONS PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                   (25)  $                     --
      Net realized gain (loss)........................                        64                         --
      Change in unrealized gain (loss)................                       385                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                       424                         --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                     5,000                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                     2,449                         --
      Other transfers from (to) the General Account...                        85                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                     7,534                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                     7,958                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................   $                 7,958   $                     --
                                                        =========================  ========================

                                                                       GLOBAL ATLANTIC PIMCO
                                                                   TACTICAL ALLOCATION PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $               (122,570)   $                46,492
      Net realized gain (loss)........................                   155,691                     44,711
      Change in unrealized gain (loss)................                 2,987,851                    362,745
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                 3,020,972                    453,948
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                 2,106,661                  7,129,630
      Terminations and withdrawals....................                  (399,573)                  (151,212)
      Contract benefits...............................                  (174,371)                   (11,731)
      Contract charges................................                  (536,323)                  (363,906)
      Net transfers between Sub-Accounts..............                 1,164,876                  4,161,297
      Other transfers from (to) the General Account...                     1,000                        515
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                 2,162,270                 10,764,593
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                 5,183,242                 11,218,541

   NET ASSETS:
      Beginning of year...............................                20,319,031                  9,100,490
                                                        -------------------------  -------------------------
      End of year.....................................  $             25,502,273    $            20,319,031
                                                        =========================  =========================

                                                                      GLOBAL ATLANTIC SELECT
                                                                  ADVISOR MANAGED RISK PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                392,074   $               260,214
      Net realized gain (loss)........................                   974,842                   137,506
      Change in unrealized gain (loss)................                13,740,498                 4,244,531
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                15,107,414                 4,642,251
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                 2,353,317                 7,920,699
      Terminations and withdrawals....................                (3,367,958)               (1,958,797)
      Contract benefits...............................                (1,183,703)                 (983,453)
      Contract charges................................                (2,731,470)               (2,728,119)
      Net transfers between Sub-Accounts..............                  (691,700)               (2,169,939)
      Other transfers from (to) the General Account...                     4,192                    (1,279)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                (5,617,322)                   79,112
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                 9,490,092                 4,721,363

   NET ASSETS:
      Beginning of year...............................               110,452,871               105,731,508
                                                        -------------------------  ------------------------
      End of year.....................................  $            119,942,963   $           110,452,871
                                                        =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-79

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                     GLOBAL ATLANTIC WELLINGTON
                                                                   RESEARCH MANAGED RISK PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $            (1,251,339)  $            (2,193,162)
      Net realized gain (loss)........................                 3,775,800                   785,058
      Change in unrealized gain (loss)................                52,590,774                16,729,247
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                55,115,235                15,321,143
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                15,144,879                52,022,233
      Terminations and withdrawals....................               (12,834,003)               (6,278,223)
      Contract benefits...............................                (2,401,583)               (1,940,517)
      Contract charges................................               (10,818,471)               (9,283,655)
      Net transfers between Sub-Accounts..............                18,872,425                30,481,757
      Other transfers from (to) the General Account...                    31,733                   (13,267)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                 7,994,980                64,988,328
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                63,110,215                80,309,471

   NET ASSETS:
      Beginning of year...............................               415,569,217               335,259,746
                                                        -------------------------  ------------------------
      End of year.....................................   $           478,679,432   $           415,569,217
                                                        =========================  ========================

                                                                 GLOBAL ATLANTIC WILSHIRE DYNAMIC
                                                                 CONSERVATIVE ALLOCATION PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    138   $                    (12)
      Net realized gain (loss)........................                       141                         --
      Change in unrealized gain (loss)................                       694                         42
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                       973                         30
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                        --                     10,776
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                       (54)                        --
      Net transfers between Sub-Accounts..............                       524                         --
      Other transfers from (to) the General Account...                        --                         --
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                       470                     10,776
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                     1,443                     10,806

   NET ASSETS:
      Beginning of year...............................                    10,806                         --
                                                        -------------------------  -------------------------
      End of year.....................................  $                 12,249   $                 10,806
                                                        =========================  =========================

                                                                 GLOBAL ATLANTIC WILSHIRE DYNAMIC
                                                                    GROWTH ALLOCATION PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 (1,374)   $                  (104)
      Net realized gain (loss)........................                       702                         --
      Change in unrealized gain (loss)................                    36,194                       (854)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                    35,522                       (958)
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    33,951                    210,775
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                       (54)                        --
      Net transfers between Sub-Accounts..............                      (212)                        --
      Other transfers from (to) the General Account...                        --                         --
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    33,685                    210,775
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                    69,207                    209,817

   NET ASSETS:
      Beginning of year...............................                   209,817                         --
                                                        -------------------------  -------------------------
      End of year.....................................  $                279,024    $               209,817
                                                        =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-80

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                   GLOBAL ATLANTIC WILSHIRE DYNAMIC
                                                                     MODERATE ALLOCATION PORTFOLIO
                                                         ---------------------------------------------------
                                                                   2017                       2016
                                                         ------------------------   ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                     76   $                     --
      Net realized gain (loss).........................                       175                         --
      Change in unrealized gain (loss).................                       831                         --
                                                         ------------------------   ------------------------
      Net increase (decrease) in net assets
        from operations................................                     1,082                         --
                                                         ------------------------   ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    40,377                         --
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                        --                         --
      Net transfers between Sub-Accounts...............                       110                         --
      Other transfers from (to) the General Account....                        --                         --
                                                         ------------------------   ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    40,487                         --
                                                         ------------------------   ------------------------
      Net increase (decrease) in net assets............                    41,569                         --

   NET ASSETS:
      Beginning of year................................                        --                         --
                                                         ------------------------   ------------------------
      End of year......................................  $                 41,569   $                     --
                                                         ========================   ========================

                                                                             GOLDMAN SACHS
                                                                      VIT CORE FIXED INCOME FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                28,876   $                  4,017
      Net realized gain (loss).........................                    (8,074)                    (1,246)
      Change in unrealized gain (loss).................                    15,059                    (53,300)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    35,861                    (50,529)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   295,163                  1,163,691
      Terminations and withdrawals.....................                    (3,340)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                   (14,834)                    (4,777)
      Net transfers between Sub-Accounts...............                   106,923                    655,978
      Other transfers from (to) the General Account....                      (448)                       111
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   383,464                  1,815,003
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   419,325                  1,764,474

   NET ASSETS:
      Beginning of year................................                 1,764,474                         --
                                                         -------------------------  -------------------------
      End of year......................................   $             2,183,799   $              1,764,474
                                                         =========================  =========================

                                                                            GOLDMAN SACHS
                                                                  VIT GLOBAL TRENDS ALLOCATION FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (1,799)  $                     83
      Net realized gain (loss).........................                    11,161                        (29)
      Change in unrealized gain (loss).................                    26,283                      1,840
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    35,645                      1,894
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                         --
      Terminations and withdrawals.....................                    (2,480)                      (228)
      Contract benefits................................                        --                         --
      Contract charges.................................                    (1,110)                       (26)
      Net transfers between Sub-Accounts...............                   312,178                     90,335
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   308,588                     90,081
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   344,233                     91,975

   NET ASSETS:
      Beginning of year................................                    95,301                      3,326
                                                         -------------------------  -------------------------
      End of year......................................  $                439,534   $                 95,301
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-81

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                             GOLDMAN SACHS
                                                                     VIT GROWTH OPPORTUNITIES FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                  (165)  $                    (76)
      Net realized gain (loss).........................                     2,623                         76
      Change in unrealized gain (loss).................                     1,157                        156
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     3,615                        156
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                      4,186
      Terminations and withdrawals.....................                      (207)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (48)                        (5)
      Net transfers between Sub-Accounts...............                    11,778                      5,148
      Other transfers from (to) the General Account....                        --                          6
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    11,523                      9,335
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    15,138                      9,491

   NET ASSETS:
      Beginning of year................................                    10,969                      1,478
                                                         -------------------------  -------------------------
      End of year......................................   $                26,107   $                 10,969
                                                         =========================  =========================

                                                                            GOLDMAN SACHS
                                                                 VIT HIGH QUALITY FLOATING RATE FUND
                                                         ----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    486   $                    100
      Net realized gain (loss).........................                       (21)                         1
      Change in unrealized gain (loss).................                      (234)                       136
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                       231                        237
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    37,010                     67,409
      Terminations and withdrawals.....................                    (1,847)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (262)                       (72)
      Net transfers between Sub-Accounts...............                    62,418                      3,437
      Other transfers from (to) the General Account....                        --                         (3)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    97,319                     70,771
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    97,550                     71,008

   NET ASSETS:
      Beginning of year................................                    71,008                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                168,558   $                 71,008
                                                         =========================  =========================


                                                                 GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                (2,049)  $                    339
      Net realized gain (loss).........................                    41,137                     20,031
      Change in unrealized gain (loss).................                     4,302                     14,566
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    43,390                     34,936
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   217,754                    274,302
      Terminations and withdrawals.....................                        --                    (31,495)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (349)                      (657)
      Net transfers between Sub-Accounts...............                   231,833                   (128,212)
      Other transfers from (to) the General Account....                      (234)                      (827)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   449,004                    113,111
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   492,394                    148,047

   NET ASSETS:
      Beginning of year................................                   148,047                         --
                                                         -------------------------  -------------------------
      End of year......................................   $               640,441   $                148,047
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-82

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           GOLDMAN SACHS
                                                             VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
                                                       ------------------------------------------------------
                                                                 2017                        2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                   1,144   $                    (628)
      Net realized gain (loss).......................                       (479)                    (13,176)
      Change in unrealized gain (loss)...............                      4,182                       9,984
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                      4,847                      (3,820)
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                         --                          --
      Terminations and withdrawals...................                     (3,640)                     (1,641)
      Contract benefits..............................                         --                          --
      Contract charges...............................                       (650)                     (1,047)
      Net transfers between Sub-Accounts.............                        730                     (90,055)
      Other transfers from (to) the General Account..                         --                          --
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                     (3,560)                    (92,743)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                      1,287                     (96,563)

    NET ASSETS:
      Beginning of year..............................                    118,548                     215,111
                                                       --------------------------  --------------------------
      End of year....................................  $                 119,835   $                 118,548
                                                       ==========================  ==========================

                                                                           GOLDMAN SACHS
                                                                VIT SMALL CAP EQUITY INSIGHTS FUND
                                                       ------------------------------------------------------
                                                                  2017                        2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................   $                   (931)  $                     541
      Net realized gain (loss).......................                     37,315                       3,092
      Change in unrealized gain (loss)...............                    (12,375)                     13,579
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     24,009                      17,212
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                     31,633                      33,556
      Terminations and withdrawals...................                       (484)                         --
      Contract benefits..............................                         --                          --
      Contract charges...............................                     (1,165)                       (294)
      Net transfers between Sub-Accounts.............                     73,355                      68,574
      Other transfers from (to) the General Account..                       (398)                         --
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    102,941                     101,836
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                    126,950                     119,048

    NET ASSETS:
      Beginning of year..............................                    120,017                         969
                                                       --------------------------  --------------------------
      End of year....................................   $                246,967   $                 120,017
                                                       ==========================  ==========================


                                                              GOLDMAN SACHS VIT STRATEGIC INCOME FUND
                                                       ----------------------------------------------------
                                                                 2017                       2016
                                                       -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                    384   $                 11,290
      Net realized gain (loss).......................                    (5,015)                   (11,146)
      Change in unrealized gain (loss)...............                   (20,477)                     6,155
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations..............................                   (25,108)                     6,299
                                                       -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    53,992                    189,517
      Terminations and withdrawals...................                    (3,176)                   (75,694)
      Contract benefits..............................                        --                     (4,526)
      Contract charges...............................                    (3,511)                    (3,877)
      Net transfers between Sub-Accounts.............                   (83,613)                   248,721
      Other transfers from (to) the General Account..                         1                        453
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                   (36,307)                   354,594
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets..........                   (61,415)                   360,893

    NET ASSETS:
      Beginning of year..............................                   830,845                    469,952
                                                       -------------------------  -------------------------
      End of year....................................  $                769,430   $                830,845
                                                       =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-83

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           GOLDMAN SACHS
                                                              VIT STRATEGIC INTERNATIONAL EQUITY FUND
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                   695   $                    155
      Net realized gain (loss)........................                   11,993                          8
      Change in unrealized gain (loss)................                   11,597                        139
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   24,285                        302
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                  181,450                     15,000
      Terminations and withdrawals....................                     (412)                        --
      Contract benefits...............................                       --                         --
      Contract charges................................                     (520)                       (89)
      Net transfers between Sub-Accounts..............                 (113,710)                        --
      Other transfers from (to) the General Account...                      (84)                        --
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   66,724                     14,911
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                   91,009                     15,213

   NET ASSETS:
      Beginning of year...............................                   15,213                         --
                                                        ------------------------  -------------------------
      End of year.....................................  $               106,222   $                 15,213
                                                        ========================  =========================

                                                                           GOLDMAN SACHS
                                                                   VIT U.S. EQUITY INSIGHTS FUND
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 6,611   $                  8,589
      Net realized gain (loss)........................                  274,557                     53,550
      Change in unrealized gain (loss)................                  114,709                     63,358
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                  395,877                    125,497
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                  259,971                    823,144
      Terminations and withdrawals....................                     (833)                        --
      Contract benefits...............................                       --                         --
      Contract charges................................                  (14,908)                    (4,920)
      Net transfers between Sub-Accounts..............                  284,165                    508,004
      Other transfers from (to) the General Account...                      663                     (1,451)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  529,058                  1,324,777
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                  924,935                  1,450,274

   NET ASSETS:
      Beginning of year...............................                1,450,274                         --
                                                        ------------------------  -------------------------
      End of year.....................................  $             2,375,209   $              1,450,274
                                                        ========================  =========================


                                                              HARTFORD CAPITAL APPRECIATION HLS FUND
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 (2,815)  $                 (4,266)
      Net realized gain (loss)........................                   150,268                     28,354
      Change in unrealized gain (loss)................                   440,306                     83,073
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   587,759                    107,161
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    61,845                      5,298
      Terminations and withdrawals....................                  (188,621)                   (33,915)
      Contract benefits...............................                   (12,259)                    (8,252)
      Contract charges................................                   (31,221)                   (34,600)
      Net transfers between Sub-Accounts..............                   237,106                   (626,968)
      Other transfers from (to) the General Account...                      (139)                        42
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    66,711                   (698,395)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   654,470                   (591,234)

   NET ASSETS:
      Beginning of year...............................                 2,740,315                  3,331,549
                                                        -------------------------  -------------------------
      End of year.....................................  $              3,394,785   $              2,740,315
                                                        =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-84

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                HARTFORD DIVIDEND AND GROWTH HLS FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 14,258   $                 23,220
      Net realized gain (loss).........................                   173,027                    195,571
      Change in unrealized gain (loss).................                   252,372                    126,971
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   439,657                    345,762
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    58,884                      5,178
      Terminations and withdrawals.....................                  (204,394)                  (129,129)
      Contract benefits................................                   (13,112)                  (127,765)
      Contract charges.................................                   (31,576)                   (36,384)
      Net transfers between Sub-Accounts...............                   (19,480)                  (181,418)
      Other transfers from (to) the General Account....                   (10,723)                      (767)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (220,401)                  (470,285)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   219,256                   (124,523)

   NET ASSETS:
      Beginning of year................................                 2,653,020                  2,777,543
                                                         -------------------------  -------------------------
      End of year......................................  $              2,872,276   $              2,653,020
                                                         =========================  =========================

                                                                HARTFORD GROWTH OPPORTUNITIES HLS FUND
                                                         -----------------------------------------------------
                                                                    2017                       2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 (2,136)  $                 (1,874)
      Net realized gain (loss).........................                      1,756                     16,513
      Change in unrealized gain (loss).................                     49,904                    (18,124)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     49,524                     (3,485)
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                      4,627                         --
      Terminations and withdrawals.....................                    (60,127)                    (9,183)
      Contract benefits................................                    (10,608)                        --
      Contract charges.................................                     (1,788)                    (1,876)
      Net transfers between Sub-Accounts...............                     (5,481)                   (49,136)
      Other transfers from (to) the General Account....                          8                         --
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    (73,369)                   (60,195)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                    (23,845)                   (63,680)

   NET ASSETS:
      Beginning of year................................                    174,597                    238,277
                                                         --------------------------  -------------------------
      End of year......................................   $                150,752   $                174,597
                                                         ==========================  =========================

                                                                     HARTFORD HIGH YIELD HLS FUND
                                                         ------------------------------------------------------
                                                                   2017                         2016
                                                         --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 35,609    $                 14,246
      Net realized gain (loss).........................                         72                     (13,455)
      Change in unrealized gain (loss).................                     (3,884)                     35,017
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                     31,797                      35,808
                                                         --------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                      4,278                       6,200
      Terminations and withdrawals.....................                     (6,410)                    (10,051)
      Contract benefits................................                         --                      (5,956)
      Contract charges.................................                     (4,581)                     (1,797)
      Net transfers between Sub-Accounts...............                    389,450                     (61,069)
      Other transfers from (to) the General Account....                         65                          --
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    382,802                     (72,673)
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets............                    414,599                     (36,865)

   NET ASSETS:
      Beginning of year................................                    316,609                     353,474
                                                         --------------------------  --------------------------
      End of year......................................   $                731,208    $                316,609
                                                         ==========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-85

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                       HARTFORD INDEX HLS FUND
                                                         -----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 16,634    $                 23,905
      Net realized gain (loss).........................                   222,347                     213,688
      Change in unrealized gain (loss).................                   194,878                       2,200
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                   433,859                     239,793
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     8,800                      42,688
      Terminations and withdrawals.....................                   (88,361)                   (191,338)
      Contract benefits................................                        --                          --
      Contract charges.................................                   (52,368)                    (56,247)
      Net transfers between Sub-Accounts...............                  (271,556)                    (71,219)
      Other transfers from (to) the General Account....                       366                        (173)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (403,119)                   (276,289)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                    30,740                     (36,496)

   NET ASSETS:
      Beginning of year................................                 2,277,159                   2,313,655
                                                         -------------------------  --------------------------
      End of year......................................  $              2,307,899    $              2,277,159
                                                         =========================  ==========================

                                                             HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  2,593   $                  4,840
      Net realized gain (loss).........................                    16,952                     (5,241)
      Change in unrealized gain (loss).................                   158,524                        316
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   178,069                        (85)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    14,749                      8,678
      Terminations and withdrawals.....................                   (27,374)                   (14,492)
      Contract benefits................................                        --                    (41,746)
      Contract charges.................................                   (12,704)                   (13,557)
      Net transfers between Sub-Accounts...............                   (80,696)                   (39,990)
      Other transfers from (to) the General Account....                         7                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (106,018)                  (101,107)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    72,051                   (101,192)

   NET ASSETS:
      Beginning of year................................                   786,957                    888,149
                                                         -------------------------  -------------------------
      End of year......................................  $                859,008   $                786,957
                                                         =========================  =========================

                                                                HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 53,709   $               (211,473)
      Net realized gain (loss).........................                  (365,658)                  (221,182)
      Change in unrealized gain (loss).................                  (720,168)                  (890,007)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                (1,032,117)                (1,322,662)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    75,386                    102,451
      Terminations and withdrawals.....................                (1,556,721)                  (883,743)
      Contract benefits................................                   (24,789)                  (130,626)
      Contract charges.................................                  (636,316)                  (666,583)
      Net transfers between Sub-Accounts...............                 1,884,442                  1,038,299
      Other transfers from (to) the General Account....                        34                     (2,546)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (257,964)                  (542,748)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (1,290,081)                (1,865,410)

   NET ASSETS:
      Beginning of year................................                25,068,783                 26,934,193
                                                         -------------------------  -------------------------
      End of year......................................  $             23,778,702   $             25,068,783
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-86

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                  HARTFORD TOTAL RETURN BOND HLS FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 53,325   $                 31,009
      Net realized gain (loss).........................                    (1,214)                     2,455
      Change in unrealized gain (loss).................                    39,762                     24,272
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    91,873                     57,736
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   388,000                     11,000
      Terminations and withdrawals.....................                  (172,506)                   (65,819)
      Contract benefits................................                   (16,233)                  (105,141)
      Contract charges.................................                   (19,997)                   (17,188)
      Net transfers between Sub-Accounts...............                   345,713                    600,270
      Other transfers from (to) the General Account....                      (155)                       (35)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   524,822                    423,087
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   616,695                    480,823

   NET ASSETS:
      Beginning of year................................                 2,330,874                  1,850,051
                                                         -------------------------  -------------------------
      End of year......................................  $              2,947,569   $              2,330,874
                                                         =========================  =========================

                                                                       HARTFORD VALUE HLS FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  2,064   $                  2,191
      Net realized gain (loss).........................                    28,721                     27,586
      Change in unrealized gain (loss).................                    18,023                      9,647
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    48,808                     39,424
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                         --
      Terminations and withdrawals.....................                    (6,019)                    (2,313)
      Contract benefits................................                        --                     (5,138)
      Contract charges.................................                    (6,312)                    (6,552)
      Net transfers between Sub-Accounts...............                   (46,770)                  (145,828)
      Other transfers from (to) the General Account....                        --                         (1)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (59,101)                  (159,832)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (10,293)                  (120,408)

   NET ASSETS:
      Beginning of year................................                   381,664                    502,072
                                                         -------------------------  -------------------------
      End of year......................................  $                371,371   $                381,664
                                                         =========================  =========================

                                                              INVESCO V.I. BALANCED RISK ALLOCATION FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 51,255   $                (12,029)
      Net realized gain (loss).........................                    89,059                    (29,771)
      Change in unrealized gain (loss).................                    12,654                    212,218
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   152,968                    170,418
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    70,690                    169,892
      Terminations and withdrawals.....................                   (55,367)                  (110,332)
      Contract benefits................................                        --                    (24,482)
      Contract charges.................................                   (12,003)                   (12,776)
      Net transfers between Sub-Accounts...............                  (267,371)                    66,155
      Other transfers from (to) the General Account....                         6                         10
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (264,045)                    88,467
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (111,077)                   258,885

   NET ASSETS:
      Beginning of year................................                 1,947,816                  1,688,931
                                                         -------------------------  -------------------------
      End of year......................................  $              1,836,739   $              1,947,816
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-87

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                     INVESCO V.I. COMSTOCK FUND
                                                        ---------------------------------------------------
                                                                   2017                      2016
                                                        ------------------------   ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                   984   $                     --
      Net realized gain (loss)........................                     2,896                         --
      Change in unrealized gain (loss)................                     4,113                         --
                                                        ------------------------   ------------------------
      Net increase (decrease) in net assets
        from operations...............................                     7,993                         --
                                                        ------------------------   ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    65,933                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                        --                         --
      Other transfers from (to) the General Account...                        --                         --
                                                        ------------------------   ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    65,933                         --
                                                        ------------------------   ------------------------
      Net increase (decrease) in net assets...........                    73,926                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        ------------------------   ------------------------
      End of year.....................................   $                73,926   $                     --
                                                        ========================   ========================

                                                                   INVESCO V.I. CORE EQUITY FUND
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 (1,073)   $                (3,018)
      Net realized gain (loss)........................                    50,480                     58,922
      Change in unrealized gain (loss)................                    52,952                     26,698
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   102,359                     82,602
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                     5,761                     60,434
      Terminations and withdrawals....................                   (99,192)                   (18,335)
      Contract benefits...............................                        --                         --
      Contract charges................................                   (12,634)                   (12,953)
      Net transfers between Sub-Accounts..............                   (64,772)                    54,470
      Other transfers from (to) the General Account...                        (1)                        59
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  (170,838)                    83,675
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   (68,479)                   166,277

   NET ASSETS:
      Beginning of year...............................                   916,077                    749,800
                                                        -------------------------  -------------------------
      End of year.....................................  $                847,598    $               916,077
                                                        =========================  =========================

                                                                INVESCO V.I. EQUITY AND INCOME FUND
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    510   $                 4,321
      Net realized gain (loss)........................                    82,476                    46,765
      Change in unrealized gain (loss)................                    (9,519)                   75,580
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                    73,467                   126,666
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   400,779                 1,375,111
      Terminations and withdrawals....................                    (2,241)                  (10,459)
      Contract benefits...............................                        --                        --
      Contract charges................................                    (4,360)                   (4,356)
      Net transfers between Sub-Accounts..............                  (407,236)                 (736,761)
      Other transfers from (to) the General Account...                    (1,020)                     (833)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   (14,078)                  622,702
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                    59,389                   749,368

   NET ASSETS:
      Beginning of year...............................                   749,368                        --
                                                        -------------------------  ------------------------
      End of year.....................................  $                808,757   $               749,368
                                                        =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-88

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                    INVESCO V.I. GLOBAL REAL ESTATE
                                                         -----------------------------------------------------
                                                                    2017                       2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                  6,277   $                     12
      Net realized gain (loss).........................                      5,529                     (4,218)
      Change in unrealized gain (loss).................                     10,328                     (1,453)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     22,134                     (5,659)
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    177,623                    179,286
      Terminations and withdrawals.....................                     (2,675)                        --
      Contract benefits................................                         --                         --
      Contract charges.................................                       (883)                       (20)
      Net transfers between Sub-Accounts...............                     29,620                    (92,446)
      Other transfers from (to) the General Account....                       (274)                        --
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    203,411                     86,820
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                    225,545                     81,161

   NET ASSETS:
      Beginning of year................................                     81,161                         --
                                                         --------------------------  -------------------------
      End of year......................................   $                306,706   $                 81,161
                                                         ==========================  =========================

                                                               INVESCO V.I. GOVERNMENT MONEY MARKET FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (55,497)  $                (43,384)
      Net realized gain (loss).........................                        --                         --
      Change in unrealized gain (loss).................                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (55,497)                   (43,384)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                24,450,436                  1,859,770
      Terminations and withdrawals.....................                (1,484,646)                (1,997,959)
      Contract benefits................................                (2,425,090)                   (17,164)
      Contract charges.................................                   (25,863)                   (38,988)
      Net transfers between Sub-Accounts...............               (10,732,632)                 1,307,948
      Other transfers from (to) the General Account....                   (19,400)                     2,034
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 9,762,805                  1,115,641
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 9,707,308                  1,072,257

   NET ASSETS:
      Beginning of year................................                 5,068,180                  3,995,923
                                                         -------------------------  -------------------------
      End of year......................................  $             14,775,488   $              5,068,180
                                                         =========================  =========================

                                                               INVESCO V.I. INTERNATIONAL GROWTH FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  7,515   $                  6,605
      Net realized gain (loss).........................                    43,316                     (2,034)
      Change in unrealized gain (loss).................                   312,400                    (21,531)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   363,231                    (16,960)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                       476                     51,179
      Terminations and withdrawals.....................                  (188,854)                   (93,597)
      Contract benefits................................                        --                    (49,256)
      Contract charges.................................                   (34,254)                   (34,556)
      Net transfers between Sub-Accounts...............                  (187,335)                    96,133
      Other transfers from (to) the General Account....                        (5)                       199
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (409,972)                   (29,898)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (46,741)                   (46,858)

   NET ASSETS:
      Beginning of year................................                 1,835,415                  1,882,273
                                                         -------------------------  -------------------------
      End of year......................................  $              1,788,674   $              1,835,415
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-89

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 INVESCO V.I. MID CAP CORE EQUITY FUND
                                                         -----------------------------------------------------
                                                                    2017                       2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 (6,858)  $                 (8,437)
      Net realized gain (loss).........................                     18,512                     39,204
      Change in unrealized gain (loss).................                    115,215                     64,928
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    126,869                     95,695
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                      3,495                        120
      Terminations and withdrawals.....................                    (26,938)                   (39,424)
      Contract benefits................................                         --                    (51,005)
      Contract charges.................................                     (5,190)                    (4,751)
      Net transfers between Sub-Accounts...............                    110,267                     43,314
      Other transfers from (to) the General Account....                        114                         67
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     81,748                    (51,679)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                    208,617                     44,016

   NET ASSETS:
      Beginning of year................................                    868,822                    824,806
                                                         --------------------------  -------------------------
      End of year......................................   $              1,077,439   $                868,822
                                                         ==========================  =========================

                                                                  INVESCO V.I. SMALL CAP EQUITY FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (9,534)  $                 (9,779)
      Net realized gain (loss).........................                    37,146                    (25,485)
      Change in unrealized gain (loss).................                    96,585                    141,133
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   124,197                    105,869
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     2,000                     56,000
      Terminations and withdrawals.....................                   (36,930)                   (32,748)
      Contract benefits................................                        --                    (58,005)
      Contract charges.................................                    (8,727)                    (9,769)
      Net transfers between Sub-Accounts...............                   (17,049)                  (172,273)
      Other transfers from (to) the General Account....                       205                        120
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (60,501)                  (216,675)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    63,696                   (110,806)

   NET ASSETS:
      Beginning of year................................                 1,010,930                  1,121,736
                                                         -------------------------  -------------------------
      End of year......................................  $              1,074,626   $              1,010,930
                                                         =========================  =========================

                                                             IVY VIP ADVANTUS REAL ESTATE SECURITIES (a)
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (112)  $                    (17)
      Net realized gain (loss).........................                     1,378                         (1)
      Change in unrealized gain (loss).................                       (46)                      (286)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     1,220                       (304)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    29,132                      5,141
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (63)                        --
      Net transfers between Sub-Accounts...............                    (3,657)                        --
      Other transfers from (to) the General Account....                        --                        (15)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    25,412                      5,126
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    26,632                      4,822

   NET ASSETS:
      Beginning of year................................                     4,822                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                 31,454   $                  4,822
                                                         =========================  =========================

(a)   Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-90

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                         IVY VIP CORE EQUITY
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    (13)  $                     (6)
      Net realized gain (loss).........................                        91                        245
      Change in unrealized gain (loss).................                       353                       (191)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                       431                         48
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                      2,093
      Terminations and withdrawals.....................                      (104)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                        (5)                        --
      Net transfers between Sub-Accounts...............                        88                         49
      Other transfers from (to) the General Account....                        (1)                        (3)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                       (22)                     2,139
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                       409                      2,187

   NET ASSETS:
      Beginning of year................................                     2,187                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                  2,596   $                  2,187
                                                         =========================  =========================

                                                                  IVY VIP INTERNATIONAL CORE EQUITY
                                                         -----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  4,140    $                 (1,128)
      Net realized gain (loss).........................                     8,901                       3,327
      Change in unrealized gain (loss).................                   248,286                      50,561
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                   261,327                      52,760
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   182,186                     644,902
      Terminations and withdrawals.....................                    (2,812)                         --
      Contract benefits................................                        --                          --
      Contract charges.................................                    (9,938)                     (3,268)
      Net transfers between Sub-Accounts...............                   407,366                     239,728
      Other transfers from (to) the General Account....                      (187)                     (1,718)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   576,615                     879,644
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                   837,942                     932,404

   NET ASSETS:
      Beginning of year................................                   932,404                          --
                                                         -------------------------  --------------------------
      End of year......................................  $              1,770,346    $                932,404
                                                         =========================  ==========================

                                                                LORD ABBETT BOND-DEBENTURE PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                119,916   $                 74,976
      Net realized gain (loss).........................                    38,386                    (22,698)
      Change in unrealized gain (loss).................                    60,638                    128,094
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   218,940                    180,372
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   386,908                    435,950
      Terminations and withdrawals.....................                  (100,776)                   (21,313)
      Contract benefits................................                        --                         --
      Contract charges.................................                   (17,558)                   (10,750)
      Net transfers between Sub-Accounts...............                 1,102,131                    (98,643)
      Other transfers from (to) the General Account....                        99                     (1,384)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 1,370,804                    303,860
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 1,589,744                    484,232

   NET ASSETS:
      Beginning of year................................                 1,985,022                  1,500,790
                                                         -------------------------  -------------------------
      End of year......................................  $              3,574,766   $              1,985,022
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-91

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                               LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  3,859   $                  5,281
      Net realized gain (loss).........................                   125,549                    (70,329)
      Change in unrealized gain (loss).................                    68,639                    311,649
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   198,047                    246,601
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                       834                      4,367
      Terminations and withdrawals.....................                  (133,114)                   (72,447)
      Contract benefits................................                        --                   (134,992)
      Contract charges.................................                   (30,978)                   (32,112)
      Net transfers between Sub-Accounts...............                    40,227                   (243,032)
      Other transfers from (to) the General Account....                       (10)                        (6)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (123,041)                  (478,222)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    75,006                   (231,621)

   NET ASSETS:
      Beginning of year................................                 1,700,895                  1,932,516
                                                         -------------------------  -------------------------
      End of year......................................  $              1,775,901   $              1,700,895
                                                         =========================  =========================

                                                             LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (6,419)  $                 (5,353)
      Net realized gain (loss).........................                    27,156                    (19,948)
      Change in unrealized gain (loss).................                   132,570                     35,611
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   153,307                     10,310
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     4,113                     50,281
      Terminations and withdrawals.....................                   (33,263)                   (10,930)
      Contract benefits................................                    (7,638)                   (21,088)
      Contract charges.................................                    (6,831)                    (7,042)
      Net transfers between Sub-Accounts...............                   143,388                   (156,783)
      Other transfers from (to) the General Account....                       (77)                    (4,268)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    99,692                   (149,830)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   252,999                   (139,520)

   NET ASSETS:
      Beginning of year................................                   624,130                    763,650
                                                         -------------------------  -------------------------
      End of year......................................  $                877,129   $                624,130
                                                         =========================  =========================

                                                                  LORD ABBETT MID CAP STOCK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                     (6)  $                      9
      Net realized gain (loss).........................                     5,784                         97
      Change in unrealized gain (loss).................                    (4,316)                      (109)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     1,462                         (3)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    56,341                      2,066
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                   (14,670)                        --
      Contract charges.................................                       (65)                        --
      Net transfers between Sub-Accounts...............                    19,234                         --
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    60,840                      2,066
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    62,302                      2,063

   NET ASSETS:
      Beginning of year................................                     2,063                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                 64,365   $                  2,063
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-92

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                              LORD ABBETT
                                                                    SHORT DURATION INCOME PORTFOLIO
                                                         -----------------------------------------------------
                                                                    2017                       2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 87,433   $                 15,300
      Net realized gain (loss).........................                    (13,922)                         2
      Change in unrealized gain (loss).................                    (63,210)                   (15,628)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     10,301                       (326)
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     62,442                     67,481
      Terminations and withdrawals.....................                     (5,173)                      (398)
      Contract benefits................................                         --                         --
      Contract charges.................................                     (4,224)                      (868)
      Net transfers between Sub-Accounts...............                  2,373,002                    644,462
      Other transfers from (to) the General Account....                       (149)                        --
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  2,425,898                    710,677
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                  2,436,199                    710,351

   NET ASSETS:
      Beginning of year................................                    710,351                         --
                                                         --------------------------  -------------------------
      End of year......................................   $              3,146,550   $                710,351
                                                         ==========================  =========================

                                                                            MFS(R) BLENDED
                                                                    RESEARCH CORE EQUITY PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    (57)  $                    809
      Net realized gain (loss).........................                     6,428                     15,091
      Change in unrealized gain (loss).................                    16,805                     (5,226)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    23,176                     10,674
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     14,474
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (40)                        (9)
      Net transfers between Sub-Accounts...............                  (132,588)                   179,929
      Other transfers from (to) the General Account....                        --                        252
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (132,628)                   194,646
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (109,452)                   205,320

   NET ASSETS:
      Beginning of year................................                   209,030                      3,710
                                                         -------------------------  -------------------------
      End of year......................................  $                 99,578   $                209,030
                                                         =========================  =========================

                                                                            MFS(R) BLENDED
                                                                  RESEARCH SMALL CAP EQUITY PORTFOLIO
                                                         ---------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (325)  $                      1
      Net realized gain (loss).........................                     6,036                        346
      Change in unrealized gain (loss).................                     7,655                        354
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                    13,366                        701
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    95,753                      2,067
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (244)                        --
      Net transfers between Sub-Accounts...............                    29,550                      3,120
      Other transfers from (to) the General Account....                      (430)                        --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   124,629                      5,187
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                   137,995                      5,888

   NET ASSETS:
      Beginning of year................................                     6,861                        973
                                                         -------------------------  ------------------------
      End of year......................................  $                144,856   $                  6,861
                                                         =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-93

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                  MFS(R) GLOBAL REAL ESTATE PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 2,521   $                    303
      Net realized gain (loss).........................                     5,777                        518
      Change in unrealized gain (loss).................                       199                     (1,425)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     8,497                       (604)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    68,485                     55,717
      Terminations and withdrawals.....................                        --                     (9,567)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (194)                       (10)
      Net transfers between Sub-Accounts...............                   (17,893)                        --
      Other transfers from (to) the General Account....                        --                        (36)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    50,398                     46,104
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    58,895                     45,500

   NET ASSETS:
      Beginning of year................................                    45,500                         --
                                                         -------------------------  -------------------------
      End of year......................................   $               104,395   $                 45,500
                                                         =========================  =========================

                                                                        MFS(R) GROWTH SERIES
                                                         -----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (33,008)   $                (27,820)
      Net realized gain (loss).........................                   280,010                     236,909
      Change in unrealized gain (loss).................                   764,330                     (98,550)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                 1,011,332                     110,539
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    13,097                     123,906
      Terminations and withdrawals.....................                  (253,880)                   (109,563)
      Contract benefits................................                   (71,881)                    (10,486)
      Contract charges.................................                   (39,861)                    (36,063)
      Net transfers between Sub-Accounts...............                   246,824                     887,559
      Other transfers from (to) the General Account....                      (474)                        416
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (106,175)                    855,769
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                   905,157                     966,308

   NET ASSETS:
      Beginning of year................................                 3,473,049                   2,506,741
                                                         -------------------------  --------------------------
      End of year......................................  $              4,378,206    $              3,473,049
                                                         =========================  ==========================

                                                                MFS(R) INTERNATIONAL VALUE PORTFOLIO
                                                         -----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  6,485    $                  4,471
      Net realized gain (loss).........................                    22,806                      14,471
      Change in unrealized gain (loss).................                   346,455                       6,022
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                   375,746                      24,964
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     2,139                      35,365
      Terminations and withdrawals.....................                   (53,811)                    (41,816)
      Contract benefits................................                        --                     (49,154)
      Contract charges.................................                   (10,968)                     (9,914)
      Net transfers between Sub-Accounts...............                    33,070                      58,853
      Other transfers from (to) the General Account....                      (132)                        234
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (29,702)                     (6,432)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                   346,044                      18,532

   NET ASSETS:
      Beginning of year................................                 1,504,198                   1,485,666
                                                         -------------------------  --------------------------
      End of year......................................  $              1,850,242    $              1,504,198
                                                         =========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-94

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                     MFS(R) INVESTORS TRUST SERIES
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (1,564)  $                 (1,535)
      Net realized gain (loss).........................                    29,338                     57,237
      Change in unrealized gain (loss).................                   102,474                    (11,558)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   130,248                     44,144
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     20,000
      Terminations and withdrawals.....................                   (32,885)                   (46,867)
      Contract benefits................................                        --                   (107,178)
      Contract charges.................................                    (5,024)                    (5,278)
      Net transfers between Sub-Accounts...............                    10,384                        545
      Other transfers from (to) the General Account....                        (4)                       (20)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (27,529)                  (138,798)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   102,719                    (94,654)

   NET ASSETS:
      Beginning of year................................                   601,582                    696,236
                                                         -------------------------  -------------------------
      End of year......................................  $                704,301   $                601,582
                                                         =========================  =========================

                                                                    MFS(R) MID CAP GROWTH SERIES
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (761)  $                    (57)
      Net realized gain (loss).........................                     6,727                        994
      Change in unrealized gain (loss).................                    11,149                     (1,170)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    17,115                       (233)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    48,251                     39,937
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (259)                       (15)
      Net transfers between Sub-Accounts...............                    10,570                         --
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    58,562                     39,922
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    75,677                     39,689

   NET ASSETS:
      Beginning of year................................                    39,689                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                115,366   $                 39,689
                                                         =========================  =========================

                                                                    MFS(R) MID CAP VALUE PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  2,475   $                    173
      Net realized gain (loss).........................                    37,945                     25,794
      Change in unrealized gain (loss).................                    64,282                     16,214
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   104,702                     42,181
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   168,876                    172,077
      Terminations and withdrawals.....................                    (1,234)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                    (6,022)                    (1,430)
      Net transfers between Sub-Accounts...............                   386,251                    268,885
      Other transfers from (to) the General Account....                      (467)                        88
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   547,404                    439,620
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   652,106                    481,801

   NET ASSETS:
      Beginning of year................................                   481,801                         --
                                                         -------------------------  -------------------------
      End of year......................................  $              1,133,907   $                481,801
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-95

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                    MFS(R) NEW DISCOVERY SERIES
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 (7,537)  $                 (6,339)
      Net realized gain (loss)........................                    22,511                    (15,660)
      Change in unrealized gain (loss)................                   209,451                     77,582
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   224,425                     55,583
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                     2,377                      1,516
      Terminations and withdrawals....................                   (51,357)                   (13,953)
      Contract benefits...............................                        --                         --
      Contract charges................................                   (14,615)                   (12,094)
      Net transfers between Sub-Accounts..............                   217,523                   (186,732)
      Other transfers from (to) the General Account...                       (59)                         4
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   153,869                   (211,259)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   378,294                   (155,676)

   NET ASSETS:
      Beginning of year...............................                   797,873                    953,549
                                                        -------------------------  -------------------------
      End of year.....................................  $              1,176,167   $                797,873
                                                        =========================  =========================

                                                              MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    164   $                     (3)
      Net realized gain (loss)........................                        21                         --
      Change in unrealized gain (loss)................                     3,482                         47
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                     3,667                         44
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    14,646                      4,134
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                       (39)                        --
      Net transfers between Sub-Accounts..............                        --                         --
      Other transfers from (to) the General Account...                        --                         --
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    14,607                      4,134
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                    18,274                      4,178

   NET ASSETS:
      Beginning of year...............................                     4,178                         --
                                                        -------------------------  -------------------------
      End of year.....................................  $                 22,452   $                  4,178
                                                        =========================  =========================

                                                                  MFS(R) TOTAL RETURN BOND SERIES
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                  1,749   $                   (79)
      Net realized gain (loss)........................                        11                        (1)
      Change in unrealized gain (loss)................                       698                      (294)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                     2,458                      (374)
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    19,758                    60,325
      Terminations and withdrawals....................                        --                        --
      Contract benefits...............................                        --                        --
      Contract charges................................                      (230)                       --
      Net transfers between Sub-Accounts..............                     3,217                        --
      Other transfers from (to) the General Account...                         1                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    22,746                    60,325
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                    25,204                    59,951

   NET ASSETS:
      Beginning of year...............................                    59,951                        --
                                                        -------------------------  ------------------------
      End of year.....................................  $                 85,155   $                59,951
                                                        =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-96

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                        MFS(R) UTILITIES SERIES
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  3,324   $                  2,615
      Net realized gain (loss).........................                     2,136                      2,587
      Change in unrealized gain (loss).................                     5,833                        808
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    11,293                      6,010
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    32,000                    175,452
      Terminations and withdrawals.....................                      (653)                   (39,000)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (181)                        (5)
      Net transfers between Sub-Accounts...............                   (69,073)                     1,983
      Other transfers from (to) the General Account....                         1                       (250)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (37,906)                   138,180
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (26,613)                   144,190

   NET ASSETS:
      Beginning of year................................                   144,190                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                117,577   $                144,190
                                                         =========================  =========================


                                                                          MFS(R) VALUE SERIES
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                19,960   $                 22,039
      Net realized gain (loss).........................                   137,450                    219,682
      Change in unrealized gain (loss).................                   197,195                     75,362
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   354,605                    317,083
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     9,160                     35,101
      Terminations and withdrawals.....................                  (216,392)                  (166,200)
      Contract benefits................................                        --                    (19,727)
      Contract charges.................................                   (47,383)                   (47,793)
      Net transfers between Sub-Accounts...............                   (74,291)                    63,886
      Other transfers from (to) the General Account....                        30                        (50)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (328,876)                  (134,783)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    25,729                    182,300

   NET ASSETS:
      Beginning of year................................                 2,285,443                  2,103,143
                                                         -------------------------  -------------------------
      End of year......................................   $             2,311,172   $              2,285,443
                                                         =========================  =========================

                                                                        OPPENHEIMER DISCOVERY
                                                                       MID CAP GROWTH FUND/VA
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (339)  $                    (21)
      Net realized gain (loss).........................                     4,252                         --
      Change in unrealized gain (loss).................                     7,124                       (202)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    11,037                       (223)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    30,644                     11,639
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (203)                       (10)
      Net transfers between Sub-Accounts...............                    31,268                         --
      Other transfers from (to) the General Account....                         5                          2
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    61,714                     11,631
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    72,751                     11,408

   NET ASSETS:
      Beginning of year................................                    11,408                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                 84,159   $                 11,408
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-97

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                    OPPENHEIMER GLOBAL FUND/VA
                                                       ------------------------------------------------------
                                                                  2017                        2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................   $                    (60)   $                     (3)
      Net realized gain (loss).......................                        779                         255
      Change in unrealized gain (loss)...............                      1,812                         (58)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                      2,531                         194
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                     11,681                          --
      Terminations and withdrawals...................                         --                          --
      Contract benefits..............................                         --                          --
      Contract charges...............................                         --                          --
      Net transfers between Sub-Accounts.............                        (43)                      2,515
      Other transfers from (to) the General Account..                        (65)                         --
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                     11,573                       2,515
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                     14,104                       2,709

    NET ASSETS:
      Beginning of year..............................                      3,946                       1,237
                                                       --------------------------  --------------------------
      End of year....................................   $                 18,050    $                  3,946
                                                       ==========================  ==========================

                                                                        OPPENHEIMER GLOBAL
                                                                    MULTI-ALTERNATIVES FUND/VA
                                                       ----------------------------------------------------
                                                                 2017                       2016
                                                       -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                    (31)  $                     63
      Net realized gain (loss).......................                        (5)                         2
      Change in unrealized gain (loss)...............                       (61)                       102
                                                       -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations..............................                       (97)                       167
                                                       -------------------------  ------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                        --                     10,120
      Terminations and withdrawals...................                      (653)                        --
      Contract benefits..............................                        --                         --
      Contract charges...............................                       (25)                        --
      Net transfers between Sub-Accounts.............                     1,217                        194
      Other transfers from (to) the General Account..                        (1)                        --
                                                       -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                       538                     10,314
                                                       -------------------------  ------------------------
      Net increase (decrease) in net assets..........                       441                     10,481

    NET ASSETS:
      Beginning of year..............................                    10,481                         --
                                                       -------------------------  ------------------------
      End of year....................................  $                 10,922   $                 10,481
                                                       =========================  ========================

                                                                            OPPENHEIMER
                                                                   INTERNATIONAL GROWTH FUND/VA
                                                       -----------------------------------------------------
                                                                  2017                       2016
                                                       --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                    (276)  $                    (24)
      Net realized gain (loss).......................                        335                         (1)
      Change in unrealized gain (loss)...............                     14,109                       (524)
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations..............................                     14,168                       (549)
                                                       --------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    129,004                      8,101
      Terminations and withdrawals...................                         --                         --
      Contract benefits..............................                         --                         --
      Contract charges...............................                        (61)                        --
      Net transfers between Sub-Accounts.............                     (2,623)                        --
      Other transfers from (to) the General Account..                         --                         --
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    126,320                      8,101
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets..........                    140,488                      7,552

    NET ASSETS:
      Beginning of year..............................                      7,552                         --
                                                       --------------------------  -------------------------
      End of year....................................  $                 148,040   $                  7,552
                                                       ==========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-98

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                      OPPENHEIMER MAIN STREET
                                                                       SMALL CAP FUND(R)/VA
                                                       ------------------------------------------------------
                                                                  2017                        2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                    (175)  $                    (166)
      Net realized gain (loss).......................                      7,024                         292
      Change in unrealized gain (loss)...............                      6,323                       4,488
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     13,172                       4,614
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    108,182                      46,886
      Terminations and withdrawals...................                       (745)                         --
      Contract benefits..............................                         --                          --
      Contract charges...............................                       (252)                        (20)
      Net transfers between Sub-Accounts.............                    (32,746)                         --
      Other transfers from (to) the General Account..                        (62)                         --
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                     74,377                      46,866
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                     87,549                      51,480

    NET ASSETS:
      Beginning of year..............................                     51,480                          --
                                                       --------------------------  --------------------------
      End of year....................................  $                 139,029   $                  51,480
                                                       ==========================  ==========================


                                                                     PIMCO ALL ASSET PORTFOLIO
                                                       ------------------------------------------------------
                                                                  2017                        2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................   $                 17,723    $                  8,640
      Net realized gain (loss).......................                     (5,592)                    (32,040)
      Change in unrealized gain (loss)...............                     45,511                      92,647
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     57,642                      69,247
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                         --                      20,000
      Terminations and withdrawals...................                     (7,581)                    (48,606)
      Contract benefits..............................                    (32,780)                    (17,842)
      Contract charges...............................                     (3,395)                     (3,972)
      Net transfers between Sub-Accounts.............                    (44,487)                   (141,403)
      Other transfers from (to) the General Account..                         (7)                         59
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    (88,250)                   (191,764)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                    (30,608)                   (122,517)

    NET ASSETS:
      Beginning of year..............................                    529,002                     651,519
                                                       --------------------------  --------------------------
      End of year....................................   $                498,394    $                529,002
                                                       ==========================  ==========================

                                                                   PIMCO COMMODITYREALRETURN(R)
                                                                        STRATEGY PORTFOLIO
                                                       -----------------------------------------------------
                                                                 2017                       2016
                                                       -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                  6,132   $                      28
      Net realized gain (loss).......................                      (189)                          4
      Change in unrealized gain (loss)...............                    (3,807)                        977
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     2,136                       1,009
                                                       -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    62,506                      20,424
      Terminations and withdrawals...................                    (2,207)                         --
      Contract benefits..............................                        --                          --
      Contract charges...............................                      (160)                         --
      Net transfers between Sub-Accounts.............                     4,798                          24
      Other transfers from (to) the General Account..                      (379)                       (240)
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    64,558                      20,208
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets..........                    66,694                      21,217

    NET ASSETS:
      Beginning of year..............................                    21,217                          --
                                                       -------------------------  --------------------------
      End of year....................................  $                 87,911   $                  21,217
                                                       =========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-99

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                 PIMCO EMERGING MARKETS BOND PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  4,926   $                    343
      Net realized gain (loss).........................                        36                         (2)
      Change in unrealized gain (loss).................                     1,675                       (670)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     6,637                       (329)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   156,985                     24,448
      Terminations and withdrawals.....................                    (2,906)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (522)                        --
      Net transfers between Sub-Accounts...............                    18,325                         --
      Other transfers from (to) the General Account....                       164                        (61)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   172,046                     24,387
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   178,683                     24,058

   NET ASSETS:
      Beginning of year................................                    24,058                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                202,741   $                 24,058
                                                         =========================  =========================

                                                                    PIMCO FOREIGN BOND PORTFOLIO
                                                                        (U.S. DOLLAR-HEDGED)
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 16,376   $                  1,496
      Net realized gain (loss).........................                      (728)                     1,133
      Change in unrealized gain (loss).................                    (9,135)                    (3,516)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     6,513                       (887)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    79,083                    181,000
      Terminations and withdrawals.....................                    (1,609)                      (399)
      Contract benefits................................                        --                         --
      Contract charges.................................                    (2,986)                      (887)
      Net transfers between Sub-Accounts...............                    37,884                    142,347
      Other transfers from (to) the General Account....                       (17)                         6
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   112,355                    322,067
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   118,868                    321,180

   NET ASSETS:
      Beginning of year................................                   321,180                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                440,048   $                321,180
                                                         =========================  =========================

                                                                  PIMCO GLOBAL MULTI-ASSET MANAGED
                                                                        ALLOCATION PORTFOLIO
                                                         ---------------------------------------------------
                                                                   2017                       2016
                                                         ------------------------   ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                     77   $                     --
      Net realized gain (loss).........................                         2                         --
      Change in unrealized gain (loss).................                       723                         --
                                                         ------------------------   ------------------------
      Net increase (decrease) in net assets
        from operations................................                       802                         --
                                                         ------------------------   ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    25,260                         --
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                        --                         --
      Net transfers between Sub-Accounts...............                        --                         --
      Other transfers from (to) the General Account....                        --                         --
                                                         ------------------------   ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    25,260                         --
                                                         ------------------------   ------------------------
      Net increase (decrease) in net assets............                    26,062                         --

   NET ASSETS:
      Beginning of year................................                        --                         --
                                                         ------------------------   ------------------------
      End of year......................................  $                 26,062   $                     --
                                                         ========================   ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-100

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                  PIMCO HIGH YIELD PORTFOLIO (b)
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    763   $                     --
      Net realized gain (loss)........................                        (1)                        --
      Change in unrealized gain (loss)................                    (1,116)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                      (354)                        --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    97,430                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                        --                         --
      Other transfers from (to) the General Account...                       118                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    97,548                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                    97,194                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $                 97,194   $                     --
                                                        =========================  ========================

                                                                    PIMCO REAL RETURN PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                   947   $                    530
      Net realized gain (loss)........................                       53                          1
      Change in unrealized gain (loss)................                      563                       (328)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                    1,563                        203
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    3,281                     37,448
      Terminations and withdrawals....................                     (644)                        --
      Contract benefits...............................                       --                         --
      Contract charges................................                     (305)                       (99)
      Net transfers between Sub-Accounts..............                    9,902                      5,004
      Other transfers from (to) the General Account...                       --                         --
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   12,234                     42,353
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                   13,797                     42,556

   NET ASSETS:
      Beginning of year...............................                   42,556                         --
                                                        ------------------------  -------------------------
      End of year.....................................  $                56,353   $                 42,556
                                                        ========================  =========================

                                                               PIMCO STOCKSPLUS(R) GLOBAL PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 25,959   $                 43,928
      Net realized gain (loss)........................                   (40,074)                   122,736
      Change in unrealized gain (loss)................                   216,247                    (91,738)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   202,132                     74,926
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                        --                     12,984
      Terminations and withdrawals....................                   (50,313)                   (33,494)
      Contract benefits...............................                        --                     (3,800)
      Contract charges................................                   (24,685)                   (25,180)
      Net transfers between Sub-Accounts..............                  (116,191)                   (72,999)
      Other transfers from (to) the General Account...                        (1)                       389
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  (191,190)                  (122,100)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                    10,942                    (47,174)

   NET ASSETS:
      Beginning of year...............................                 1,001,166                  1,048,340
                                                        -------------------------  -------------------------
      End of year.....................................  $              1,012,108   $              1,001,166
                                                        =========================  =========================

(b)    Investment addition. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-101

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                    PIMCO TOTAL RETURN PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 38,384    $                30,798
      Net realized gain (loss).........................                    (6,911)                   (10,373)
      Change in unrealized gain (loss).................                   120,949                     (8,381)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   152,422                     12,044
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   163,917                    483,906
      Terminations and withdrawals.....................                  (238,820)                   (83,807)
      Contract benefits................................                   (31,633)                   (89,282)
      Contract charges.................................                   (31,129)                   (26,321)
      Net transfers between Sub-Accounts...............                   529,969                  1,704,500
      Other transfers from (to) the General Account....                      (480)                         1
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   391,824                  1,988,997
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   544,246                  2,001,041

   NET ASSETS:
      Beginning of year................................                 3,954,381                  1,953,340
                                                         -------------------------  -------------------------
      End of year......................................  $              4,498,627    $             3,954,381
                                                         =========================  =========================

                                                                 PIMCO UNCONSTRAINED BOND PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    142    $                    23
      Net realized gain (loss).........................                       764                         --
      Change in unrealized gain (loss).................                        80                        222
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                       986                        245
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    40,402                      5,000
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                   (22,640)                        --
      Contract charges.................................                       (54)                        --
      Net transfers between Sub-Accounts...............                       982                        194
      Other transfers from (to) the General Account....                        --                        (15)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    18,690                      5,179
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    19,676                      5,424

   NET ASSETS:
      Beginning of year................................                     5,424                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                 25,100    $                 5,424
                                                         =========================  =========================

                                                                  PUTNAM VT ABSOLUTE RETURN 500 FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (146)  $                   (391)
      Net realized gain (loss).........................                       622                        647
      Change in unrealized gain (loss).................                       450                        364
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                       926                        620
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    10,377                    120,000
      Terminations and withdrawals.....................                        --                     (1,629)
      Contract benefits................................                        --                         --
      Contract charges.................................                        --                         --
      Net transfers between Sub-Accounts...............                   (27,844)                   (85,870)
      Other transfers from (to) the General Account....                        --                     (5,282)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (17,467)                    27,219
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (16,541)                    27,839

   NET ASSETS:
      Beginning of year................................                    27,839                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                 11,298   $                 27,839
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-102

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                             PUTNAM VT
                                                                  AMERICAN GOVERNMENT INCOME FUND
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    40   $                     46
      Net realized gain (loss)........................                      (24)                        (1)
      Change in unrealized gain (loss)................                       26                        (80)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                       42                        (35)
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                       --                         --
      Terminations and withdrawals....................                       --                         --
      Contract benefits...............................                       --                         --
      Contract charges................................                      (38)                        --
      Net transfers between Sub-Accounts..............                   15,829                         --
      Other transfers from (to) the General Account...                        2                      5,277
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   15,793                      5,277
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                   15,835                      5,242

   NET ASSETS:
      Beginning of year...............................                    5,242                         --
                                                        ------------------------  -------------------------
      End of year.....................................  $                21,077   $                  5,242
                                                        ========================  =========================


                                                                   PUTNAM VT EQUITY INCOME FUND
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 15,139   $                16,404
      Net realized gain (loss)........................                   101,600                    48,386
      Change in unrealized gain (loss)................                   204,677                   166,469
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                   321,416                   231,259
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   165,851                   119,316
      Terminations and withdrawals....................                  (100,783)                  (67,617)
      Contract benefits...............................                        --                        --
      Contract charges................................                   (17,964)                  (18,026)
      Net transfers between Sub-Accounts..............                    60,336                   (90,737)
      Other transfers from (to) the General Account...                      (360)                     (515)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   107,080                   (57,579)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                   428,496                   173,680

   NET ASSETS:
      Beginning of year...............................                 1,772,085                 1,598,405
                                                        -------------------------  ------------------------
      End of year.....................................  $              2,200,581   $             1,772,085
                                                        =========================  ========================


                                                              PUTNAM VT GLOBAL ASSET ALLOCATION FUND
                                                        --------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                     (1)  $                    --
      Net realized gain (loss)........................                        --                        --
      Change in unrealized gain (loss)................                        26                        --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets
        from operations...............................                        25                        --
                                                        -------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                        --                        --
      Terminations and withdrawals....................                        --                        --
      Contract benefits...............................                        --                        --
      Contract charges................................                        --                        --
      Net transfers between Sub-Accounts..............                     2,500                        --
      Other transfers from (to) the General Account...                        --                        --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                     2,500                        --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets...........                     2,525                        --

   NET ASSETS:
      Beginning of year...............................                        --                        --
                                                        -------------------------  -----------------------
      End of year.....................................  $                  2,525   $                    --
                                                        =========================  =======================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-103

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                PUTNAM VT GROWTH OPPORTUNITIES FUND
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 (7,954)  $                   (918)
      Net realized gain (loss)........................                    47,728                        271
      Change in unrealized gain (loss)................                   241,774                      6,802
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
       from operations................................                   281,548                      6,155
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    12,236                         50
      Terminations and withdrawals....................                   (87,775)                    (1,892)
      Contract benefits...............................                        --                         --
      Contract charges................................                   (20,044)                    (2,292)
      Net transfers between Sub-Accounts..............                   118,405                    935,352
      Other transfers from (to) the General Account...                        42                         --
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                    22,864                    931,218
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   304,412                    937,373

   NET ASSETS:
      Beginning of year...............................                   937,373                         --
                                                        -------------------------  -------------------------
      End of year.....................................  $              1,241,785   $                937,373
                                                        =========================  =========================

                                                                        PUTNAM VT INCOME FUND
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                74,391   $                65,586
      Net realized gain (loss)........................                    (4,947)                  (21,493)
      Change in unrealized gain (loss)................                    22,486                     3,886
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations................................                    91,930                    47,979
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   117,278                 2,616,385
      Terminations and withdrawals....................                   (41,557)                  (39,807)
      Contract benefits...............................                   (47,156)                 (105,842)
      Contract charges................................                   (14,531)                  (14,373)
      Net transfers between Sub-Accounts..............                  (379,998)               (1,732,003)
      Other transfers from (to) the General Account...                        52                       111
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                  (365,912)                  724,471
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                  (273,982)                  772,450

   NET ASSETS:
      Beginning of year...............................                 2,069,537                 1,297,087
                                                        -------------------------  ------------------------
      End of year.....................................   $             1,795,555   $             2,069,537
                                                        =========================  ========================

                                                                PUTNAM VT INTERNATIONAL VALUE FUND
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    (62)  $                     --
      Net realized gain (loss)........................                        --                         --
      Change in unrealized gain (loss)................                       550                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations................................                       488                         --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                        --                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                    25,000                         --
      Other transfers from (to) the General Account...                        --                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                    25,000                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                    25,488                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $                 25,488   $                     --
                                                        =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-104

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                     PUTNAM VT INVESTORS FUND
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    114   $                     --
      Net realized gain (loss)........................                       385                         --
      Change in unrealized gain (loss)................                       434                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                       933                         --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    23,375                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                       (18)                        --
      Net transfers between Sub-Accounts..............                   (14,617)                        --
      Other transfers from (to) the General Account...                        --                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                     8,740                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                     9,673                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $                  9,673   $                     --
                                                        =========================  ========================

                                                                  PUTNAM VT SMALL CAP VALUE FUND
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                  (607)  $                     (3)
      Net realized gain (loss)........................                    2,566                        541
      Change in unrealized gain (loss)................                   11,604                      2,036
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   13,563                      2,574
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                  168,645                     11,251
      Terminations and withdrawals....................                       --                         --
      Contract benefits...............................                  (21,899)                        --
      Contract charges................................                     (188)                        (9)
      Net transfers between Sub-Accounts..............                   44,962                       (249)
      Other transfers from (to) the General Account...                       26                        (52)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  191,546                     10,941
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                  205,109                     13,515

   NET ASSETS:
      Beginning of year...............................                   13,515                         --
                                                        ------------------------  -------------------------
      End of year.....................................  $               218,624   $                 13,515
                                                        ========================  =========================

                                                               RATIONAL DIVIDEND CAPTURE VA FUND (a)
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 15,741    $                25,491
      Net realized gain (loss)........................                    (2,985)                       491
      Change in unrealized gain (loss)................                   (24,903)                    16,376
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   (12,147)                    42,358
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                        --                     24,000
      Terminations and withdrawals....................                   (38,011)                   (17,325)
      Contract benefits...............................                        --                         --
      Contract charges................................                   (18,724)                   (18,548)
      Net transfers between Sub-Accounts..............                      (469)                   (44,518)
      Other transfers from (to) the General Account...                        (2)                        --
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   (57,206)                   (56,391)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   (69,353)                   (14,033)

   NET ASSETS:
      Beginning of year...............................                   621,192                    635,225
                                                        -------------------------  -------------------------
      End of year.....................................  $                551,839    $               621,192
                                                        =========================  =========================

(a)   Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-105

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                   RATIONAL INSIDER BUYING VA FUND (a)
                                                                          -----------------------------------------------------
                                                                                    2017                        2016
                                                                          --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)......................................  $                     (47)  $                     --
      Net realized gain (loss)..........................................                     (4,563)                     3,828
      Change in unrealized gain (loss)..................................                      5,973                     (2,231)
                                                                          --------------------------  -------------------------
      Net increase (decrease) in net assets from operations.............                      1,363                      1,597
                                                                          --------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments.............................................                         --                         --
      Terminations and withdrawals......................................                    (17,366)                      (640)
      Contract benefits.................................................                         --                         --
      Contract charges..................................................                        (44)                      (135)
      Net transfers between Sub-Accounts................................                         89                       (790)
      Other transfers from (to) the General Account.....................                        (15)                        --
                                                                          --------------------------  -------------------------
      Net increase (decrease) in net assets from Contract transactions..                    (17,336)                    (1,565)
                                                                          --------------------------  -------------------------
      Net increase (decrease) in net assets.............................                    (15,973)                        32

    NET ASSETS:
      Beginning of year.................................................                     15,973                     15,941
                                                                          --------------------------  -------------------------
      End of year.......................................................  $                      --   $                 15,973
                                                                          ==========================  =========================

                                                                               TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO
                                                                          -----------------------------------------------------
                                                                                    2017                        2016
                                                                          --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)......................................  $                 206,661   $                144,635
      Net realized gain (loss)..........................................                    242,046                   (185,537)
      Change in unrealized gain (loss)..................................                  3,478,261                  2,344,569
                                                                          --------------------------  -------------------------
      Net increase (decrease) in net assets from operations.............                  3,926,968                  2,303,667
                                                                          --------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments.............................................                    181,371                    146,545
      Terminations and withdrawals......................................                 (1,944,176)                (1,420,423)
      Contract benefits.................................................                   (177,071)                  (246,847)
      Contract charges..................................................                 (1,090,784)                (1,209,227)
      Net transfers between Sub-Accounts................................                 (3,722,331)                (2,575,427)
      Other transfers from (to) the General Account.....................                      4,094                       (678)
                                                                          --------------------------  -------------------------
      Net increase (decrease) in net assets from Contract transactions..                 (6,748,897)                (5,306,057)
                                                                          --------------------------  -------------------------
      Net increase (decrease) in net assets.............................                 (2,821,929)                (3,002,390)

    NET ASSETS:
      Beginning of year.................................................                 44,920,806                 47,923,196
                                                                          --------------------------  -------------------------
      End of year.......................................................  $              42,098,877   $             44,920,806
                                                                          ==========================  =========================

(a)    Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-106

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                                TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO
                                                                          ----------------------------------------------------
                                                                                    2017                       2016
                                                                          -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)......................................  $                359,739   $                446,088
      Net realized gain (loss)..........................................                   541,870                 (1,646,527)
      Change in unrealized gain (loss)..................................                19,186,959                  6,917,206
                                                                          -------------------------  -------------------------
      Net increase (decrease) in net assets from operations.............                20,088,568                  5,716,767
                                                                          -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments.............................................                   582,794                  1,038,601
      Terminations and withdrawals......................................                (6,155,058)                (3,584,257)
      Contract benefits.................................................                  (641,315)                  (700,688)
      Contract charges..................................................                (3,353,969)                (3,639,211)
      Net transfers between Sub-Accounts................................                (8,776,531)               (13,383,289)
      Other transfers from (to) the General Account.....................                    (1,096)                     2,597
                                                                          -------------------------  -------------------------
      Net increase (decrease) in net assets from Contract transactions..               (18,345,175)               (20,266,247)
                                                                          -------------------------  -------------------------
      Net increase (decrease) in net assets.............................                 1,743,393                (14,549,480)

    NET ASSETS:
      Beginning of year.................................................               134,839,257                149,388,737
                                                                          -------------------------  -------------------------
      End of year.......................................................  $            136,582,650   $            134,839,257
                                                                          =========================  =========================

                                                                                          TOPS(R) MANAGED RISK
                                                                                      MODERATE GROWTH ETF PORTFOLIO
                                                                          -----------------------------------------------------
                                                                                    2017                       2016
                                                                          -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)......................................  $                407,216   $                 385,717
      Net realized gain (loss)..........................................                   369,602                    (802,548)
      Change in unrealized gain (loss)..................................                 9,914,145                   5,105,720
                                                                          -------------------------  --------------------------
      Net increase (decrease) in net assets from operations.............                10,690,963                   4,688,889
                                                                          -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments.............................................                   140,988                     843,129
      Terminations and withdrawals......................................                (5,410,531)                 (3,183,143)
      Contract benefits.................................................                  (863,872)                   (470,410)
      Contract charges..................................................                (2,188,974)                 (2,456,374)
      Net transfers between Sub-Accounts................................                (7,099,501)                 (7,170,220)
      Other transfers from (to) the General Account.....................                       476                        (357)
                                                                          -------------------------  --------------------------
      Net increase (decrease) in net assets from Contract transactions..               (15,421,414)                (12,437,375)
                                                                          -------------------------  --------------------------
      Net increase (decrease) in net assets.............................                (4,730,451)                 (7,748,486)

    NET ASSETS:
      Beginning of year.................................................                93,171,220                 100,919,706
                                                                          -------------------------  --------------------------
      End of year.......................................................  $             88,440,769   $              93,171,220
                                                                          =========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-107

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



1.    ORGANIZATION

      Forethought Life Insurance Company Separate Account A (the "Separate Account"), which is a funding vehicle for the ForeRetirement, ForeRetirement II, ForeRetirement III, ForeRetirement IV, ForeFoundation and ForeInvestors Choice variable annuity contracts, is a separate investment account of Forethought Life Insurance Company ("Forethought"), established on June 5, 2012, for the purpose of separating from the general assets of Forethought (the "General Account") those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Forethought. Forethought is the Sponsor of the Separate Account. Forethought is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company.

      Forethought is subject to the laws of the state of Indiana governing insurance companies and to regulation by the Commissioner of Insurance of Indiana. In addition, Forethought is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Forethought. The Separate Account cannot be charged with liabilities arising out of any other business of Forethought. The General Account is subject to the claims of creditors.

      The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account. Global Atlantic Distributors, LLC, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG. Global Atlantic Distributors, LLC, was known as Forethought Distributors, LLC, until May 1, 2016.

      The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. One-hundred-forty-three Sub-Accounts are currently offered by the Separate Account, of which one-hundred-thirty-nine had activity during the year. Four Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2017. The four Sub-Accounts are as follows:



SUB-ACCOUNTS
-------------
Global Atlantic Motif Real Estate Trends Portfolio
Global Atlantic Wilshire Dynamic Global Allocation Portfolio
Ivy VIP Asset Strategy
Ivy VIP Value

      Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. As directed by the owners, amounts may be invested in a designated fund (Underlying
      Fund) as follows:


UNDERLYING FUND                                   CLASS               INVESTMENT ADVISER                           SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------
AB VPS Global Bond Portfolio                   Class B      AllianceBernstein LP                    --

------------------------------------------------------------------------------------------------------------------------------
AB VPS Growth and Income Portfolio             Class B      AllianceBernstein LP                    --

------------------------------------------------------------------------------------------------------------------------------
AB VPS Real Estate Investment Portfolio        Class B      AllianceBernstein LP                    --

------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital                    Class II     American Century Investment             --
   Appreciation Fund                                        Management, Inc.

------------------------------------------------------------------------------------------------------------------------------
American Century VP Growth Fund                Class II     American Century Investment             --
                                                            Management, Inc.

------------------------------------------------------------------------------------------------------------------------------
American Century VP Income and                 Class II     American Century Investment             --
   Growth Fund                                              Management, Inc.

------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value              Class II     American Century Investment             --
                                                            Management, Inc.

------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                 Class II     American Century Investment             --
                                                            Management, Inc.

------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund           Class 4      Capital Research and Management         --
                                                            Company

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-108

   ----------------------------------------------------------------------------



UNDERLYING FUND                              CLASS                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and       Class 4        Capital Research and Management
   Growth                                                Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                  Class 4        Capital Research and Management
                                                         Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds Capital Income Builder     Class 4        Capital Research and Management
                                                         Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth and          Class 4        Capital Research and Management
   Income Fund                                           Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund         Class 4        Capital Research and Management
                                                         Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                Class 4        Capital Research and Management
                                                         Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income              Class 4        Capital Research and Management
                                                         Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund         Class 4        Capital Research and Management
                                                         Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Asset         Class P2       Capital Research and Management
   Allocation Fund                                       Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund             Class 4        Capital Research and Management
                                                         Company

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund           Class III      BlackRock Advisors LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Capital Appreciation V.I. Fund  Class III      BlackRock Advisors LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Equity Dividend V.I. Fund       Class III      BlackRock Advisors LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation V.I. Fund     Class III      BlackRock Advisors LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield V.I. Fund            Class III      BlackRock Advisors LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock S&P 500 Index V.I. Fund         Class II       BlackRock Advisors LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Total Return V.I. Fund          Class III      BlackRock Advisors LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock U.S. Government Bond V.I.       Class III      BlackRock Advisors LLC
   Fund

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index       Class F        Calvert Investment Management,
   Portfolio                                             Inc.

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Investment Grade Bond Index    Class F        Calvert Investment Management,
   Portfolio                                             Inc.

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio     Class I        Calvert Investment Management,
                                                         Inc.

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index   Class F        Calvert Investment Management,
   Portfolio                                             Inc.

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index           Class F        Calvert Investment Management,
   Portfolio                                             Inc.

------------------------------------------------------------------------------------------------------------------------------------
DFA VA Global Bond Portfolio              Institutional  Dimensional Fund Advisors LP
                                          Shares

------------------------------------------------------------------------------------------------------------------------------------
DFA VA International Value Portfolio      Institutional  Dimensional Fund Advisors LP
                                          Shares

------------------------------------------------------------------------------------------------------------------------------------


UNDERLYING FUND                                          SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and       --
   Growth

------------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                  --


------------------------------------------------------------------------------------------------------------------------------------
American Funds Capital Income Builder     --


------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth and          --
   Income Fund

------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund         --


------------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                --


------------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income              --


------------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund         --


------------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Asset         Milliman Financial Risk Management
   Allocation Fund                        LLC

------------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund             --


------------------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund           --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Capital Appreciation V.I. Fund  --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Equity Dividend V.I. Fund       --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation V.I. Fund     --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield V.I. Fund            --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock S&P 500 Index V.I. Fund         --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Total Return V.I. Fund          --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock U.S. Government Bond V.I.       --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index       World Asset Management, Inc.
   Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Investment Grade Bond Index    Ameritas Investment Partners, Inc.
   Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio     Ameritas Investment Partners, Inc.


------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index   Ameritas Investment Partners, Inc.
   Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index           Ameritas Investment Partners, Inc.
   Portfolio

------------------------------------------------------------------------------------------------------------------------------------
DFA VA Global Bond Portfolio              --


------------------------------------------------------------------------------------------------------------------------------------
DFA VA International Value Portfolio      --


------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-109

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



UNDERLYING FUND                               CLASS                 INVESTMENT ADVISER                       SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
DFA VA US Large Value Portfolio            Institutional  Dimensional Fund Advisors LP        --
                                           Shares

------------------------------------------------------------------------------------------------------------------------------------
DFA VA US Targeted Value Portfolio         Institutional  Dimensional Fund Advisors LP        --
                                           Shares

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Global Real Estate VIP     Class 2        Franklin Templeton Institutional,   --
   Fund                                                   LLC

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Income VIP Fund            Class 4        Franklin Advisers, Inc.             --

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Mutual Global Discovery    Class 4        Franklin Mutual Advisers, LLC       --
   VIP Fund

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Mutual Shares VIP Fund     Class 4        Franklin Mutual Advisers, LLC       --

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Rising Dividends VIP       Class 4        Franklin Advisory Services, LLC     --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Small Cap Value VIP Fund   Class 4        Franklin Advisory Services, LLC     --

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Strategic Income VIP       Class 4        Franklin Advisers, Inc.             --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Templeton Foreign Securities        Class 4        Templeton Investment Counsel,       --
   Fund                                                   LLC

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Templeton Global Bond Securities    Class 4        Franklin Advisers, Inc.             --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Templeton Growth Securities         Class 4        Templeton Global Advisors Ltd       --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic American Funds Managed     Class II       Global Atlantic Investment          Milliman Financial Risk Management,
   Risk Portfolio                                         Advisors, LLC                       LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Balanced Managed Risk      Class II       Global Atlantic Investment          Milliman Financial Risk Management,
   Portfolio                                              Advisors, LLC                       LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic BlackRock Global           Class II       Global Atlantic Investment          Milliman Financial Risk Management,
   Allocation Managed Risk Portfolio                      Advisors, LLC                       LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Franklin Dividend and      Class II       Global Atlantic Investment          Milliman Financial Risk Management,
   Income Managed Risk Portfolio                          Advisors, LLC                       LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Goldman Sachs Dynamic      Class II       Global Atlantic Investment          Goldman Sachs Asset Management,
   Trends Allocation Portfolio                            Advisors, LLC                       L.P.

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Growth Managed Risk        Class II       Global Atlantic Investment          Milliman Financial Risk Management,
   Portfolio                                              Advisors, LLC                       LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Moderate Growth            Class II       Global Atlantic Investment          Milliman Financial Risk Management,
   Managed Risk Portfolio                                 Advisors, LLC                       LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Aging of America     Class II       Global Atlantic Investment          Motif Capital Management, Inc.
   Portfolio                                              Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Real Estate Trends   Class II       Global Atlantic Investment          Motif Capital Management, Inc.
   Portfolio                                              Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Technological        Class II       Global Atlantic Investment          Motif Capital Management, Inc.
   Innovations Portfolio                                  Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic PIMCO Tactical Allocation  Class II       Global Atlantic Investment          Pacific Investment Management
   Portfolio                                              Advisors, LLC                       Company LLC

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-110

   ----------------------------------------------------------------------------



UNDERLYING FUND                               CLASS            INVESTMENT ADVISER                          SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Select Advisor Managed     Class II  Global Atlantic Investment             Milliman Financial Risk Management,
   Risk Portfolio                                    Advisors, LLC                          LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wellington Research        Class II  Global Atlantic Investment             Milliman Financial Risk Management,
   Managed Risk Portfolio                            Advisors, LLC                          LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic           Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Conservative Allocation Portfolio                 Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic Global    Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Allocation Portfolio                              Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic Growth    Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Allocation Portfolio                              Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic           Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Moderate Allocation Portfolio                     Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Fixed Income        Service   Goldman Sachs Asset Management,        --
   Fund                                    Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Trends            Service   Goldman Sachs Asset Management,        --
   Allocation Fund                         Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth                   Service   Goldman Sachs Asset Management,        --
   Opportunities Fund                      Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT High Quality Floating    Advisor   Goldman Sachs Asset Management,        --
   Rate Fund                               Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund       Service   Goldman Sachs Asset Management,        --
                                           Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Multi-Strategy           Advisor   Goldman Sachs Asset Management,        --
   Alternatives Portfolio                  Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Small Cap Equity         Service   Goldman Sachs Asset Management,        --
   Insights Fund                           Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Strategic Income         Advisor   Goldman Sachs Asset Management,        --
   Fund                                    Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Strategic                Service   Goldman Sachs Asset Management         --
   International Equity Fund               Shares    International

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT U.S. Equity Insights     Service   Goldman Sachs Asset Management,        --
   Fund                                    Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund     Class IB  Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund      Class IB  Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS          Class IB  Hartford Funds Management              Wellington Management Company,
   Fund                                              Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund               Class IB  Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                    Class IB  Hartford Funds Management              Hartford Investment Management
                                                     Company, LLC                           Company

----------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS   Class IB  Hartford Funds Management              Wellington Management Company,
   Fund                                              Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-111

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



UNDERLYING FUND                                CLASS             INVESTMENT ADVISER                        SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Hartford Portfolio Diversifier HLS Fund     Class IB   Hartford Funds Management            Hartford Investment Management
                                                       Company, LLC                         Company

---------------------------------------------------------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund         Class IB   Hartford Funds Management            Wellington Management Company,
                                                       Company, LLC                         LLP

---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                     Class IB   Hartford Funds Management            Wellington Management Company,
                                                       Company, LLC                         LLP

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Balanced Risk Allocation Fund  Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund                  Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund               Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund         Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate             Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Government Money Market        Series I   Invesco Advisers, Inc.               --
   Fund                                     Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund      Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund       Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Small Cap Equity Fund          Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Ivy VIP Advantus Real Estate Securities     VIT        Waddell & Reed Investment            Advantus Capital Management, Inc.
                                                       Management Co.

---------------------------------------------------------------------------------------------------------------------------------
Ivy VIP Asset Strategy                      VIT        Waddell & Reed Investment            --
                                                       Management Co.

---------------------------------------------------------------------------------------------------------------------------------
Ivy VIP Core Equity                         VIT        Waddell & Reed Investment            --
                                                       Management Co.

---------------------------------------------------------------------------------------------------------------------------------
Ivy VIP International Core Equity           VIT        Waddell & Reed Investment            --
                                                       Management Co.

---------------------------------------------------------------------------------------------------------------------------------
Ivy VIP Value                               VIT        Waddell & Reed Investment            --
                                                       Management Co.

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio        Class VC   Lord, Abbett & Co. LLC               --

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity              Class VC   Lord, Abbett & Co. LLC               --
   Portfolio

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth Opportunities            Class VC   Lord, Abbett & Co. LLC               --
   Portfolio

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Stock Portfolio         Class VC   Lord, Abbett & Co. LLC               --

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Short Duration Income           Class VC   Lord, Abbett & Co. LLC               --
   Portfolio

---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Blended Research Core Equity         Service    MFS Investment Management            --
   Portfolio                                Class

---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-112

   ----------------------------------------------------------------------------



UNDERLYING FUND                                   CLASS               INVESTMENT ADVISER                           SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Blended Research Small Cap              Service      MFS Investment Management               --
   Equity Portfolio                            Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Global Real Estate Portfolio            Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Series                           Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) International Value Portfolio           Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series                  Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series                   Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Value Portfolio                 Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series                    Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Portfolio        Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Bond Series                Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series                        Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Value Series                            Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Discovery Mid Cap                  Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Growth Fund/VA                              Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA                     Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
                                               Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Multi-Alternatives          Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Fund/VA                                     Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth               Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Fund/VA                                     Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap              Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Fund(R)/VA                                  Shares

------------------------------------------------------------------------------------------------------------------------------
PIMCO All Asset Portfolio                      Advisor      Pacific Investment Management           Research Affiliates, LLC
                                               Class        Company LLC

------------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(R)                   Advisor      PIMCO                                   --
   Strategy Portfolio                          Class

------------------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond                    Advisor      PIMCO                                   --
   Portfolio                                   Class

------------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond Portfolio (U.S.             Advisor      PIMCO                                   --
   Dollar-Hedged)                              Class

------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Multi-Asset Managed               Advisor      PIMCO                                   --
   Allocation Portfolio                        Class

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-113

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



UNDERLYING FUND                              CLASS            INVESTMENT ADVISER                         SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Portfolio                Advisor   PIMCO                                 --
                                          Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio               Advisor   PIMCO                                 --
                                          Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS(R) Global Portfolio      Advisor   PIMCO                                 --
                                          Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio              Advisor   PIMCO                                 --
                                          Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO Unconstrained Bond Portfolio        Advisor   PIMCO                                 --
                                          Class

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Absolute Return 500 Fund        Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government             Class IB  Putnam Investment Management,         Putnam Investments Limited
   Income Fund                                      LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund              Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund    Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund       Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                     Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Value Fund        Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                  Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund            Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Rational Dividend Capture VA Fund         --        Huntington Asset Advisors, Inc.       --

---------------------------------------------------------------------------------------------------------------------------------
Rational Insider Buying VA Fund           --        Huntington Asset Advisors, Inc.       --

---------------------------------------------------------------------------------------------------------------------------------
TOPS(R) Managed Risk Balanced ETF         Class 3   ValMark Advisers, Inc.                Milliman Financial Risk Management,
   Portfolio                                                                              LLC

---------------------------------------------------------------------------------------------------------------------------------
TOPS(R) Managed Risk Growth ETF           Class 3   ValMark Advisers, Inc.                Milliman Financial Risk Management,
   Portfolio                                                                              LLC

---------------------------------------------------------------------------------------------------------------------------------
TOPS(R) Managed Risk Moderate Growth      Class 3   ValMark Advisers, Inc.                Milliman Financial Risk Management,
   ETF Portfolio                                                                          LLC

---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-114

   ----------------------------------------------------------------------------




     In 2017 the following Sub-Accounts were renamed:


DATE                                          NEW NAME                                                OLD NAME
--------------------   -------------------------------------------------------   ---------------------------------------------------
April 28, 2017......   Ivy VIP Advantus Real Estate Securities                   Ivy VIP Real Estate Securities
May 1, 2017.........   Rational Dividend Capture VA Fund                         Catalyst Dividend Capture VA Fund
May 1, 2017.........   Rational Insider Buying VA Fund                           Catalyst Insider Buying VA Fund


     In 2017 five additional investment options were made available under the Separate Account. The Sub-Account will invest exclusively in shares of the following Underlying Funds:


DATE                   NEW INVESTMENTS
------------           ------------------------------------
May 1, 2017            DFA VA Global Bond Portfolio
May 1, 2017            DFA VA International Value Portfolio
May 1, 2017            DFA VA US Large Value Portfolio
May 1, 2017            DFA VA US Targeted Value Portfolio
May 1, 2017            PIMCO High Yield Portfolio




2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

ESTIMATES

     The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

SUBSEQUENT EVENTS

     For the year ended December 31, 2017, Forethought evaluated subsequent events through March 29, 2018; the issuance date of the financial statements. No subsequent events required disclosure.

INVESTMENTS

     Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain
     (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

FINANCIAL INSTRUMENTS

     The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

     U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

     - LEVEL 1 -- Inputs are adjusted quoted prices in active markets to which Forethought had access at the measurement date for identical, unrestricted assets or liabilities.

     - LEVEL 2 -- Inputs to valuation techniques are observable either directly or indirectly.

     - LEVEL 3 -- One or more inputs to valuation techniques are both significant and unobservable.

     The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level


--------------------------------------------------------------------------------
                                   SA-115

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


      of observable activity to support classification of the fair value measurement as level 1.

ANNUITIZED CONTRACTS

      Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to the 2012 IAR mortality tables. The assumed investment return is 4.0 percent. The mortality risk is fully borne by Forethought and may result in greater amounts being transferred into the Separate Account by Forethought to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Forethought.

STATEMENTS OF CHANGES IN NET ASSETS

      Contract owners may allocate their Contract values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of the General Account that guarantees principal and a fixed minimum interest rate.

      Net purchase payments represent payments under the Contracts (excluding amounts allocated to the Fixed Account) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Net transfers between Sub-Accounts are amounts that Contract owners have directed to be moved among variable Sub-Accounts. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

FEDERAL INCOME TAXES

      The operations of the Separate Account are included in the federal income tax return of Forethought, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Forethought does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Forethought will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2017.

DIVERSIFICATION REQUIREMENT

      Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Forethought believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.


3.    EXPENSES AND RELATED PARTY TRANSACTIONS

      Forethought assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Forethought is that annuitants may live for a longer time than anticipated, and that Forethought therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Forethought will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Forethought.

SEPARATE ACCOUNT ANNUAL
EXPENSES (AS A PERCENTAGE
OF AVERAGE DAILY CONTRACT
VALUE EXCLUDING FIXED
ACCUMULATION FEATURE
AND PERSONAL PENSION
ACCOUNT INVESTMENTS)            B SHARE   C SHARE   L SHARE    I SHARE
-----------------------------  --------  --------  --------   --------
FORERETIREMENT
Mortality and Expense
  Risk Charge................   0.45%      1.35%     0.80%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   0.50%      None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.65%      2.05%     2.00%


--------------------------------------------------------------------------------
                                   SA-116

   ----------------------------------------------------------------------------


SEPARATE ACCOUNT ANNUAL
EXPENSES (AS A PERCENTAGE
OF AVERAGE DAILY CONTRACT
VALUE EXCLUDING FIXED
ACCUMULATION FEATURE
AND PERSONAL PENSION
ACCOUNT INVESTMENTS)            B SHARE   C SHARE   L SHARE    I SHARE
-----------------------------  --------  --------  --------   --------
FORERETIREMENT II
Mortality and Expense
  Risk Charge................   0.45%      1.45%     0.90%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   0.50%      None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.65%      2.15%     2.10%

FORERETIREMENT III
Mortality and Expense Risk
  Charge.....................   0.45%      1.45%     0.90%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   0.50%      None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.65%      2.15%     2.10%

FORERETIREMENT IV
Mortality and Expense Risk
  Charge.....................   0.45%      1.45%     0.10%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   0.50%      None      None       N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.65%      2.15%     0.80%

FOREFOUNDATION
Mortality and Expense Risk
  Charge.....................   0.80%      1.45%     0.90%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   None       None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.50%      2.15%     2.10%

FOREINVESTORS CHOICE
Mortality and Expense Risk
  Charge.....................   0.80%      0.95%      N/A      0.10%
Administrative Charge........   0.20%      0.20%      N/A      0.20%
Premium Based Charge.........   None       None       N/A      None
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%      N/A      0.50%
Total Separate Account
  Annual Expenses............   1.50%      1.65%               0.80%


(1)   Fee is applied daily to amounts invested in the following Sub-Accounts:

      American Funds Managed Risk Asset Allocation Fund

      BlackRock High Yield V.I. Fund

      BlackRock U.S. Government Bond V.I. Fund

      Calvert VP Investment Grade Bond Index Portfolio

      Calvert VP NASDAQ 100 Index Portfolio

      DFA VA Global Bond Portfolio

      DFA VA International Value Portfolio

      DFA VA US Large Value Portfolio

      DFA VA US Targeted Value Portfolio

      FT VIP Franklin Global Real Estate VIP Fund

      Global Atlantic Franklin Dividend and Income Managed Risk  Portfolio

      Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

      Global Atlantic Growth Managed Risk Portfolio

      Global Atlantic PIMCO Tactical Allocation Portfolio

      Global Atlantic Select Advisor Managed Risk Portfolio

      Goldman Sachs VIT Core Fixed Income Fund

      Hartford Capital Appreciation HLS Fund

      Hartford Index HLS Fund

      Hartford Total Return Bond HLS Fund

      Invesco V.I. Government Money Market Fund

      MFS(R) Total Return Bond Series

      PIMCO CommodityRealReturn Strategy Portfolio

      PIMCO Real Return Portfolio

      PIMCO Total Return Portfolio

      TOPS(R) Managed Risk Balanced ETF Portfolio

      TOPS(R) Managed Risk Growth ETF Portfolio

      TOPS(R) Managed Risk Moderate Growth ETF Portfolio

      Global Atlantic Investment Advisors, LLC (GAIA) is the investment adviser to the Forethought Variable Insurance Trust (FVIT). GAIA, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG. During the year ended December 31, 2017, management fees of the underlying FVIT funds were paid directly by the funds to GAIA in its capacity as investment manager of the FVIT funds.

      The FVIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.36% to 0.90% of the applicable fund's average daily net assets. In addition, according to the Plan of Distribution


--------------------------------------------------------------------------------
                                   SA-117

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


     and Service pursuant to Rule 12b-1 under the 1940 Act, Class II shares of each FVIT fund paid a fee equal to an annual rate of 0.25% of the fund's average daily net assets. Class I shares paid no 12b-1 fee.

     The Goldman Sachs Group, Inc. ("Goldman Sachs") owns approximately 22% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 78% of the outstanding ordinary shares.

     Goldman Sachs Asset Management ("GSAM'), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2017, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager of the Goldman Sachs VIT funds.

     The Goldman Sachs VIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.15% to 1.00% of the fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund was contracted to pay a fee equal to an annual rate ranging from 0.15% to 0.25% of the fund's average daily net assets. GSAM has the right to fully or partially waive these advisory and 12b-1 fees.




4.   CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:


                                                                   2017                                      2016
                                                 ----------------------------------------  -----------------------------------------
                                                                                 NET                                        NET
                                                    UNITS         UNITS       INCREASE         UNITS         UNITS       INCREASE
SUB-ACCOUNT                                        ISSUED       REDEEMED     (DECREASE)       ISSUED       REDEEMED     (DECREASE)
----------------------------------------------   ----------    ------------  ------------  ------------   ------------  ------------
AB VPS Global Bond Portfolio..................       27,392             --        27,392           248             --           248
AB VPS Growth and Income Portfolio............        1,592            (25)        1,567           393             (1)          392
AB VPS Real Estate Investment Portfolio.......       30,758         (1,971)       28,787         1,719             (5)        1,714
American Century VP Capital Appreciation
  Fund........................................            7            (63)          (56)        4,927         (3,390)        1,537
American Century VP Growth Fund...............       17,275        (47,880)      (30,605)       50,953        (55,227)       (4,274)
American Century VP Income and Growth
  Fund........................................        2,163            (68)        2,095         5,908             --         5,908
American Century VP Mid Cap Value.............       49,199        (17,781)       31,418        83,914        (85,124)       (1,210)
American Century VP Value Fund................       96,242        (46,472)       49,770       126,103        (94,362)       31,741
American Funds Asset Allocation Fund..........       75,365        (30,057)       45,308       110,106        (31,926)       78,180
American Funds Blue Chip Income and
  Growth......................................      180,851       (124,887)       55,964       154,707        (65,770)       88,937
American Funds Bond Fund......................       40,993           (151)       40,842        47,253        (33,742)       13,511
American Funds Capital Income Builder.........      160,076        (23,018)      137,058        38,860        (13,940)       24,920
American Funds Global Growth and Income
  Fund........................................      133,528        (55,731)       77,797        81,684        (28,027)       53,657
American Funds Global Growth Fund.............      110,325         (4,438)      105,887         2,779             (2)        2,777
American Funds Growth Fund....................      339,784       (158,578)      181,206       202,824       (194,837)        7,987
American Funds Growth-Income..................       80,320       (204,278)     (123,958)      273,354       (115,238)      158,116
American Funds International Fund.............       58,902        (44,059)       14,843        50,100        (59,767)       (9,667)
American Funds Managed Risk Asset Allocation
  Fund........................................    6,708,282     (4,412,797)    2,295,485    13,516,089     (6,932,823)    6,583,266
American Funds New World Fund.................       71,663        (18,742)       52,921        24,098        (19,364)        4,734
BlackRock Basic Value V.I. Fund...............          240         (3,784)       (3,544)       15,313        (10,744)        4,569
BlackRock Capital Appreciation V.I. Fund......       26,659        (43,139)      (16,480)      102,213        (60,433)       41,780
BlackRock Equity Dividend V.I. Fund...........       56,510        (20,516)       35,994        55,359        (40,523)       14,836
BlackRock Global Allocation V.I. Fund.........      137,218        (34,331)      102,887        86,176       (144,083)      (57,907)
BlackRock High Yield V.I. Fund................       37,471        (27,073)       10,398        42,827        (66,104)      (23,277)


--------------------------------------------------------------------------------
                                   SA-118

   ----------------------------------------------------------------------------



                                                                   2017
                                                  ----------------------------------------
                                                                                  NET
                                                     UNITS         UNITS       INCREASE
SUB-ACCOUNT                                         ISSUED       REDEEMED     (DECREASE)
------------------------------------------------  ----------    ------------  ------------
BlackRock S&P 500 Index V.I. Fund...............     402,644       (347,232)       55,412
BlackRock Total Return V.I. Fund................     131,461        (96,471)       34,990
BlackRock U.S. Government Bond V.I. Fund........       6,292        (12,797)       (6,505)
Calvert VP EAFE International Index Portfolio...      64,433         (1,621)       62,812
Calvert VP Investment Grade Bond Index
  Portfolio.....................................      38,279           (579)       37,700
Calvert VP Nasdaq 100 Index Portfolio...........     133,010        (85,232)       47,778
Calvert VP Russell 2000 Small Cap Index
  Portfolio.....................................      94,524         (2,784)       91,740
Calvert VP S&P MidCap 400 Index Portfolio.......      43,876         (4,573)       39,303
DFA VA Global Bond Portfolio (b)................     263,514             --       263,514
DFA VA International Value Portfolio (b)........     233,224             --       233,224
DFA VA US Large Value Portfolio (b).............     132,437             --       132,437
DFA VA US Targeted Value Portfolio (b)..........     266,803             --       266,803
FT VIP Franklin Global Real Estate VIP Fund.....       6,561           (204)        6,357
FT VIP Franklin Income VIP Fund.................      37,734        (21,102)       16,632
FT VIP Franklin Mutual Global Discovery VIP
  Fund..........................................       4,211           (193)        4,018
FT VIP Franklin Mutual Shares VIP Fund..........      14,854        (37,822)      (22,968)
FT VIP Franklin Rising Dividends VIP Fund.......      81,531        (41,274)       40,257
FT VIP Franklin Small Cap Value VIP Fund........      42,165        (18,394)       23,771
FT VIP Franklin Strategic Income VIP Fund.......      63,937        (16,789)       47,148
FT VIP Templeton Foreign Securities Fund........      29,857        (40,669)      (10,812)
FT VIP Templeton Global Bond Securities Fund....      86,040        (29,286)       56,754
FT VIP Templeton Growth Securities Fund.........       5,341        (23,763)      (18,422)
Global Atlantic American Funds Managed Risk
  Portfolio.....................................   1,696,441     (2,150,811)     (454,370)
Global Atlantic Balanced Managed Risk Portfolio.     564,869     (1,974,956)   (1,410,087)
Global Atlantic BlackRock Global Allocation
  Managed Risk Portfolio........................   1,449,325     (3,423,468)   (1,974,143)
Global Atlantic Franklin Dividend and Income
  Managed Risk Portfolio........................   5,255,266     (2,454,966)    2,800,300
Global Atlantic Goldman Sachs Dynamic Trends
  Allocation Portfolio..........................     460,354       (319,792)      140,562
Global Atlantic Growth Managed Risk Portfolio...   2,003,524     (6,865,047)   (4,861,523)
Global Atlantic Moderate Growth Managed Risk
  Portfolio.....................................     956,566     (1,681,920)     (725,354)
Global Atlantic Motif Aging of America Portfolio         414             (3)          411
Global Atlantic Motif Technological Innovations
  Portfolio.....................................         589             (4)          585
Global Atlantic PIMCO Tactical Allocation
  Portfolio.....................................     458,340       (255,615)      202,725
Global Atlantic Select Advisor Managed Risk
  Portfolio.....................................     619,424     (1,106,682)     (487,258)
Global Atlantic Wellington Research Managed
  Risk Portfolio................................   4,232,453     (3,422,105)      810,348
Global Atlantic Wilshire Dynamic Conservative
  Allocation Portfolio..........................          50             (5)           45


                                                                   2016
                                                  -----------------------------------------
                                                                                   NET
                                                      UNITS         UNITS       INCREASE
SUB-ACCOUNT                                          ISSUED       REDEEMED     (DECREASE)
------------------------------------------------  ------------   ------------  ------------
BlackRock S&P 500 Index V.I. Fund...............      106,207        (78,755)       27,452
BlackRock Total Return V.I. Fund................      135,038        (37,403)       97,635
BlackRock U.S. Government Bond V.I. Fund........       68,295        (75,303)       (7,008)
Calvert VP EAFE International Index Portfolio...        2,518             (5)        2,513
Calvert VP Investment Grade Bond Index
  Portfolio.....................................       12,789         (2,294)       10,495
Calvert VP Nasdaq 100 Index Portfolio...........      125,973        (33,007)       92,966
Calvert VP Russell 2000 Small Cap Index
  Portfolio.....................................       12,716            (75)       12,641
Calvert VP S&P MidCap 400 Index Portfolio.......       15,942         (1,206)       14,736
DFA VA Global Bond Portfolio (b)................           --             --            --
DFA VA International Value Portfolio (b)........           --             --            --
DFA VA US Large Value Portfolio (b).............           --             --            --
DFA VA US Targeted Value Portfolio (b)..........           --             --            --
FT VIP Franklin Global Real Estate VIP Fund.....           --             --            --
FT VIP Franklin Income VIP Fund.................       37,420        (21,795)       15,625
FT VIP Franklin Mutual Global Discovery VIP
  Fund..........................................        3,445         (3,411)           34
FT VIP Franklin Mutual Shares VIP Fund..........       24,180        (58,825)      (34,645)
FT VIP Franklin Rising Dividends VIP Fund.......       63,011        (52,365)       10,646
FT VIP Franklin Small Cap Value VIP Fund........       43,880        (28,404)       15,476
FT VIP Franklin Strategic Income VIP Fund.......       25,760        (59,952)      (34,192)
FT VIP Templeton Foreign Securities Fund........       19,536        (21,108)       (1,572)
FT VIP Templeton Global Bond Securities Fund....       48,104        (54,577)       (6,473)
FT VIP Templeton Growth Securities Fund.........       27,469        (53,862)      (26,393)
Global Atlantic American Funds Managed Risk
  Portfolio.....................................    5,540,917     (3,772,558)    1,768,359
Global Atlantic Balanced Managed Risk Portfolio.    3,471,771     (1,918,207)    1,553,564
Global Atlantic BlackRock Global Allocation
  Managed Risk Portfolio........................    6,038,838     (5,615,436)      423,402
Global Atlantic Franklin Dividend and Income
  Managed Risk Portfolio........................    9,276,016     (3,404,350)    5,871,666
Global Atlantic Goldman Sachs Dynamic Trends
  Allocation Portfolio..........................    1,947,868       (541,394)    1,406,474
Global Atlantic Growth Managed Risk Portfolio...    9,744,196     (9,583,647)      160,549
Global Atlantic Moderate Growth Managed Risk
  Portfolio.....................................    3,494,996     (2,368,636)    1,126,360
Global Atlantic Motif Aging of America Portfolio           --             --            --
Global Atlantic Motif Technological Innovations
  Portfolio.....................................           --             --            --
Global Atlantic PIMCO Tactical Allocation
  Portfolio.....................................    1,577,055       (460,892)    1,116,163
Global Atlantic Select Advisor Managed Risk
  Portfolio.....................................    1,985,133     (1,909,371)       75,762
Global Atlantic Wellington Research Managed
  Risk Portfolio................................   12,126,344     (5,527,712)    6,598,632
Global Atlantic Wilshire Dynamic Conservative
  Allocation Portfolio..........................        1,059             --         1,059


--------------------------------------------------------------------------------
                                   SA-119

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                                                    2017
                                                  ----------------------------------------
                                                                                  NET
                                                     UNITS         UNITS       INCREASE
SUB-ACCOUNT                                         ISSUED       REDEEMED     (DECREASE)
------------------------------------------------  ----------    ------------  ------------
Global Atlantic Wilshire Dynamic Growth
  Allocation Portfolio..........................       3,132            (24)        3,108
Global Atlantic Wilshire Dynamic Moderate
  Allocation Portfolio..........................       3,613             --         3,613
Goldman Sachs VIT Core Fixed Income Fund........     206,508       (169,194)       37,314
Goldman Sachs VIT Global Trends Allocation
  Fund..........................................      29,557           (339)       29,218
Goldman Sachs VIT Growth Opportunities Fund.....       1,006            (29)          977
Goldman Sachs VIT High Quality Floating Rate
  Fund..........................................      16,138         (6,401)        9,737
Goldman Sachs VIT Mid Cap Value Fund............      90,977        (50,666)       40,311
Goldman Sachs VIT Multi-Strategy Alternatives
  Portfolio.....................................         262           (636)         (374)
Goldman Sachs VIT Small Cap Equity Insights
  Fund..........................................      39,301        (30,561)        8,740
Goldman Sachs VIT Strategic Income Fund.........      20,525        (24,324)       (3,799)
Goldman Sachs VIT Strategic International
  Equity Fund...................................      17,714        (10,484)        7,230
Goldman Sachs VIT U.S. Equity Insights Fund.....     181,083       (136,277)       44,806
Hartford Capital Appreciation HLS Fund..........      32,868        (23,865)        9,003
Hartford Dividend and Growth HLS Fund...........      21,771        (35,239)      (13,468)
Hartford Growth Opportunities HLS Fund..........         332         (5,025)       (4,693)
Hartford High Yield HLS Fund....................      41,223         (5,621)       35,602
Hartford Index HLS Fund.........................      15,628        (35,638)      (20,010)
Hartford International Opportunities HLS
  Fund..........................................       1,897        (10,290)       (8,393)
Hartford Portfolio Diversifier HLS Fund.........     372,885       (406,405)      (33,520)
Hartford Total Return Bond HLS Fund.............      71,921        (20,921)       51,000
Hartford Value HLS Fund.........................         342         (4,221)       (3,879)
Invesco V.I. Balanced Risk Allocation Fund......      17,311        (42,840)      (25,529)
Invesco V.I. Comstock Fund......................       5,662             --         5,662
Invesco V.I. Core Equity Fund...................         957        (12,932)      (11,975)
Invesco V.I. Equity and Income Fund.............     242,845       (243,852)       (1,007)
Invesco V.I. Global Real Estate.................      25,895         (5,903)       19,992
Invesco V.I. Government Money Market Fund.......   3,042,185     (2,051,622)      990,563
Invesco V.I. International Growth Fund..........       1,621        (35,945)      (34,324)
Invesco V.I. Mid Cap Core Equity Fund...........      12,343         (4,704)        7,639
Invesco V.I. Small Cap Equity Fund..............       2,071         (6,534)       (4,463)
Ivy VIP Advantus Real Estate Securities (a).....       6,611         (4,271)        2,340
Ivy VIP Core Equity.............................           9            (11)           (2)
Ivy VIP International Core Equity...............     116,165        (64,016)       52,149
Lord Abbett Bond-Debenture Portfolio............     170,650        (48,699)      121,951
Lord Abbett Fundamental Equity Portfolio........      11,656        (18,690)       (7,034)
Lord Abbett Growth Opportunities Portfolio......      15,982         (6,627)        9,355
Lord Abbett Mid Cap Stock Portfolio.............       6,413         (1,261)        5,152
Lord Abbett Short Duration Income Portfolio.....     426,494       (190,161)      236,333
MFS(R) Blended Research Core Equity Portfolio...       5,417        (17,156)      (11,739)


                                                                    2016
                                                  -----------------------------------------
                                                                                   NET
                                                      UNITS         UNITS       INCREASE
SUB-ACCOUNT                                          ISSUED       REDEEMED     (DECREASE)
------------------------------------------------  ------------   ------------  ------------
Global Atlantic Wilshire Dynamic Growth
  Allocation Portfolio..........................       20,170             --        20,170
Global Atlantic Wilshire Dynamic Moderate
  Allocation Portfolio..........................           --             --            --
Goldman Sachs VIT Core Fixed Income Fund........      262,420        (87,941)      174,479
Goldman Sachs VIT Global Trends Allocation
  Fund..........................................        8,951            (27)        8,924
Goldman Sachs VIT Growth Opportunities Fund.....          946             (2)          944
Goldman Sachs VIT High Quality Floating Rate
  Fund..........................................        9,309         (2,208)        7,101
Goldman Sachs VIT Mid Cap Value Fund............       50,093        (36,422)       13,671
Goldman Sachs VIT Multi-Strategy Alternatives
  Portfolio.....................................           11        (10,315)      (10,304)
Goldman Sachs VIT Small Cap Equity Insights
  Fund..........................................        9,988            (26)        9,962
Goldman Sachs VIT Strategic Income Fund.........       65,689        (29,459)       36,230
Goldman Sachs VIT Strategic International
  Equity Fund...................................        1,605            (10)        1,595
Goldman Sachs VIT U.S. Equity Insights Fund.....      181,418        (48,115)      133,303
Hartford Capital Appreciation HLS Fund..........       68,607       (127,426)      (58,819)
Hartford Dividend and Growth HLS Fund...........       54,093        (85,909)      (31,816)
Hartford Growth Opportunities HLS Fund..........        2,186         (7,020)       (4,834)
Hartford High Yield HLS Fund....................       25,057        (33,109)       (8,052)
Hartford Index HLS Fund.........................       26,911        (42,428)      (15,517)
Hartford International Opportunities HLS
  Fund..........................................       31,402        (40,199)       (8,797)
Hartford Portfolio Diversifier HLS Fund.........      657,164       (711,044)      (53,880)
Hartford Total Return Bond HLS Fund.............       95,850        (55,075)       40,775
Hartford Value HLS Fund.........................       35,178        (51,063)      (15,885)
Invesco V.I. Balanced Risk Allocation Fund......       39,247        (30,534)        8,713
Invesco V.I. Comstock Fund......................           --             --            --
Invesco V.I. Core Equity Fund...................       15,172         (7,837)        7,335
Invesco V.I. Equity and Income Fund.............      175,015       (107,959)       67,056
Invesco V.I. Global Real Estate.................       21,211        (12,809)        8,402
Invesco V.I. Government Money Market Fund.......    1,134,249     (1,019,219)      115,030
Invesco V.I. International Growth Fund..........       39,842        (41,844)       (2,002)
Invesco V.I. Mid Cap Core Equity Fund...........        7,029        (10,719)       (3,690)
Invesco V.I. Small Cap Equity Fund..............       18,973        (38,355)      (19,382)
Ivy VIP Advantus Real Estate Securities (a).....          447             (1)          446
Ivy VIP Core Equity.............................          213             --           213
Ivy VIP International Core Equity...............      122,804        (29,213)       93,591
Lord Abbett Bond-Debenture Portfolio............      121,509        (91,328)       30,181
Lord Abbett Fundamental Equity Portfolio........        9,876        (46,007)      (36,131)
Lord Abbett Growth Opportunities Portfolio......       23,019        (35,395)      (12,376)
Lord Abbett Mid Cap Stock Portfolio.............          181             --           181
Lord Abbett Short Duration Income Portfolio.....       72,095         (2,327)       69,768
MFS(R) Blended Research Core Equity Portfolio...       19,308           (135)       19,173


--------------------------------------------------------------------------------
                                   SA-120

   ----------------------------------------------------------------------------



                                                                  2017                                      2016
                                                 ----------------------------------------  -----------------------------------------
                                                                                 NET                                        NET
                                                    UNITS         UNITS       INCREASE         UNITS         UNITS       INCREASE
SUB-ACCOUNT                                        ISSUED       REDEEMED     (DECREASE)       ISSUED       REDEEMED     (DECREASE)
----------------------------------------------   ----------    ------------  ------------  ------------   ------------  ------------
MFS(R) Blended Research Small Cap Equity
  Portfolio...................................       12,176         (1,926)       10,250           484             --           484
MFS(R) Global Real Estate Portfolio...........        8,075         (3,703)        4,372         6,938         (2,766)        4,172
MFS(R) Growth Series..........................       64,732        (68,476)       (3,744)      165,337        (80,435)       84,902
MFS(R) International Value Portfolio..........       11,371        (12,962)       (1,591)       64,974        (65,569)         (595)
MFS(R) Investors Trust Series.................        3,439         (4,680)       (1,241)        3,730        (13,624)       (9,894)
MFS(R) Mid Cap Growth Series..................        5,194           (149)        5,045         3,830             (1)        3,829
MFS(R) Mid Cap Value Portfolio................       87,633        (40,471)       47,162        50,953         (8,049)       42,904
MFS(R) New Discovery Series...................       28,745        (13,705)       15,040        21,428        (42,179)      (20,751)
MFS(R) Research International Portfolio.......        1,402             (4)        1,398           431             --           431
MFS(R) Total Return Bond Series...............        2,240            (22)        2,218         5,855             --         5,855
MFS(R) Utilities Series.......................        3,547         (7,363)       (3,816)       17,309         (3,722)       13,587
MFS(R) Value Series...........................        8,599        (27,986)      (19,387)       65,855        (67,157)       (1,302)
Oppenheimer Discovery Mid Cap Growth
  Fund/VA.....................................        5,457           (183)        5,274         1,103             (1)        1,102
Oppenheimer Global Fund/VA....................        2,442         (1,480)          962           278             --           278
Oppenheimer Global Multi-Alternatives
  Fund/VA.....................................          120            (67)           53         1,041             --         1,041
Oppenheimer International Growth Fund/VA......       11,704           (238)       11,466           783             --           783
Oppenheimer Main Street Small Cap
  Fund(R)/VA..................................       10,855         (4,629)        6,226         8,539         (4,074)        4,465
PIMCO All Asset Portfolio.....................        6,474        (15,716)       (9,242)        8,356        (29,165)      (20,809)
PIMCO CommodityRealReturn(R) Strategy
  Portfolio...................................        6,345           (240)        6,105         1,989            (23)        1,966
PIMCO Emerging Markets Bond Portfolio.........       15,115           (271)       14,844         2,191             (6)        2,185
PIMCO Foreign Bond Portfolio (U.S.
  Dollar-Hedged)..............................       40,843        (30,186)       10,657        44,974        (14,421)       30,553
PIMCO Global Multi-Asset Managed Allocation
  Portfolio...................................        2,274             --         2,274            --             --            --
PIMCO High Yield Portfolio (b)................        9,493             --         9,493            --             --            --
PIMCO Real Return Portfolio...................        9,334         (8,112)        1,222         7,552         (3,322)        4,230
PIMCO StocksPLUS(R) Global Portfolio..........          192        (15,688)      (15,496)       22,100        (32,227)      (10,127)
PIMCO Total Return Portfolio..................       81,912        (44,194)       37,718       292,731        (99,549)      193,182
PIMCO Unconstrained Bond Portfolio............        4,002         (2,186)        1,816           528             (2)          526
Putnam VT Absolute Return 500 Fund............        1,082         (2,823)       (1,741)       11,750         (8,927)        2,823
Putnam VT American Government Income
  Fund........................................        1,703           (127)        1,576           529             --           529
Putnam VT Equity Income Fund..................       35,316        (24,465)       10,851        30,182        (30,758)         (576)
Putnam VT Global Asset Allocation Fund........          211             --           211            --             --            --
Putnam VT Growth Opportunities Fund...........       21,660        (19,738)        1,922        95,525         (2,378)       93,147
Putnam VT Income Fund.........................      248,877       (283,821)      (34,944)      303,054       (227,407)       75,647
Putnam VT International Value Fund............        2,102             --         2,102            --             --            --
Putnam VT Investors Fund......................        1,991         (1,269)          722            --             --            --
Putnam VT Small Cap Value Fund................       17,291         (1,793)       15,498         1,116            (30)        1,086
Rational Dividend Capture VA Fund (a).........        3,763         (8,207)       (4,444)        7,241        (11,459)       (4,218)
Rational Insider Buying VA Fund (a)...........            7         (1,319)       (1,312)           77           (209)         (132)
TOPS(R) Managed Risk Balanced ETF Portfolio...       23,865       (633,014)     (609,149)      155,864       (662,784)     (506,920)


--------------------------------------------------------------------------------
                                   SA-121

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                                                   2017                                      2016
                                                 ----------------------------------------  -----------------------------------------
                                                                                 NET                                        NET
                                                    UNITS         UNITS       INCREASE         UNITS         UNITS       INCREASE
SUB-ACCOUNT                                        ISSUED       REDEEMED     (DECREASE)       ISSUED       REDEEMED     (DECREASE)
----------------------------------------------   ----------    ------------  ------------  ------------   ------------  ------------
TOPS(R) Managed Risk Growth ETF Portfolio.....       98,368     (1,747,762)   (1,649,394)      405,213     (2,417,253)   (2,012,040)
TOPS(R) Managed Risk Moderate Growth ETF
  Portfolio...................................       41,618     (1,405,120)   (1,363,502)      335,965     (1,527,561)   (1,191,596)

(a)   Name change. See Note 1.

(b)   Investment addition. See Note 1.



5.    PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2017 were as follows:


INVESTMENT PORTFOLIOS                                                                                   PURCHASES          SALES
----------------------------------------------------------------------------------------------       --------------   --------------
AB VPS Global Bond Portfolio..................................................................       $      294,602   $        2,528
AB VPS Growth and Income Portfolio............................................................               20,086              387
AB VPS Real Estate Investment Portfolio.......................................................              334,699            3,118
American Century VP Capital Appreciation Fund.................................................                6,003            1,063
American Century VP Growth Fund...............................................................              693,431          815,154
American Century VP Income and Growth Fund....................................................               30,705            1,555
American Century VP Mid Cap Value.............................................................              757,701          303,519
American Century VP Value Fund................................................................              880,390          264,051
American Funds Asset Allocation Fund..........................................................              892,121          315,286
American Funds Blue Chip Income and Growth....................................................            1,202,569          433,971
American Funds Bond Fund......................................................................              436,660            5,111
American Funds Capital Income Builder.........................................................            1,784,836          263,627
American Funds Global Growth and Income Fund..................................................            1,796,969          716,500
American Funds Global Growth Fund.............................................................            1,295,395           57,614
American Funds Growth Fund....................................................................            5,659,394        2,448,719
American Funds Growth-Income..................................................................            1,655,942        2,924,248
American Funds International Fund.............................................................              754,843          571,099
American Funds Managed Risk Asset Allocation Fund.............................................           82,009,507       52,202,532
American Funds New World Fund.................................................................              743,317          160,784
BlackRock Basic Value V.I. Fund...............................................................                3,863           42,502
BlackRock Capital Appreciation V.I. Fund......................................................              535,900          602,191
BlackRock Equity Dividend V.I. Fund...........................................................              897,599          318,233
BlackRock Global Allocation V.I. Fund.........................................................            1,594,169          406,516
BlackRock High Yield V.I. Fund................................................................              317,949          153,023
BlackRock S&P 500 Index V.I. Fund.............................................................            1,523,379          795,124
BlackRock Total Return V.I. Fund..............................................................              576,771          203,389
BlackRock U.S. Government Bond V.I. Fund......................................................               35,512          100,716
Calvert VP EAFE International Index Portfolio.................................................              701,715           22,607
Calvert VP Investment Grade Bond Index Portfolio..............................................              405,639            8,227
Calvert VP Nasdaq 100 Index Portfolio.........................................................              851,102          242,200
Calvert VP Russell 2000 Small Cap Index Portfolio.............................................            1,205,472           42,003
Calvert VP S&P MidCap 400 Index Portfolio.....................................................              539,148           36,563
DFA VA Global Bond Portfolio (b)..............................................................            2,697,693           13,970
DFA VA International Value Portfolio (b)......................................................            2,527,963           13,939
DFA VA US Large Value Portfolio (b)...........................................................            1,414,476            7,433


--------------------------------------------------------------------------------
                                   SA-122

   ----------------------------------------------------------------------------



INVESTMENT PORTFOLIOS                                                                                   PURCHASES          SALES
----------------------------------------------------------------------------------------------       --------------   --------------
DFA VA US Targeted Value Portfolio (b)........................................................       $    2,745,271   $       14,770
FT VIP Franklin Global Real Estate VIP Fund...................................................               72,530            2,732
FT VIP Franklin Income VIP Fund...............................................................              461,593          176,562
FT VIP Franklin Mutual Global Discovery VIP Fund..............................................               53,155            2,801
FT VIP Franklin Mutual Shares VIP Fund........................................................              272,060          454,543
FT VIP Franklin Rising Dividends VIP Fund.....................................................            1,059,434          509,324
FT VIP Franklin Small Cap Value VIP Fund......................................................              675,122          282,206
FT VIP Franklin Strategic Income VIP Fund.....................................................              678,299          185,084
FT VIP Templeton Foreign Securities Fund......................................................              300,018          415,713
FT VIP Templeton Global Bond Securities Fund..................................................              849,401          285,390
FT VIP Templeton Growth Securities Fund.......................................................               78,212          315,641
Global Atlantic American Funds Managed Risk Portfolio.........................................           19,962,830       24,330,067
Global Atlantic Balanced Managed Risk Portfolio...............................................            6,907,514       21,653,020
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio............................           14,733,112       34,474,442
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio...........................           54,816,252       25,159,810
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio.............................            4,445,523        3,049,347
Global Atlantic Growth Managed Risk Portfolio.................................................           23,314,132       71,322,396
Global Atlantic Moderate Growth Managed Risk Portfolio........................................           11,713,267       19,225,667
Global Atlantic Motif Aging of America Portfolio..............................................                5,089               52
Global Atlantic Motif Technological Innovations Portfolio.....................................                7,646               75
Global Atlantic PIMCO Tactical Allocation Portfolio...........................................            4,724,031        2,684,330
Global Atlantic Select Advisor Managed Risk Portfolio.........................................            6,929,529       12,154,777
Global Atlantic Wellington Research Managed Risk Portfolio....................................           43,559,737       36,816,097
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio............................                  869              126
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio..................................               35,544            2,723
Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio................................               40,839              106
Goldman Sachs VIT Core Fixed Income Fund......................................................              769,370          357,029
Goldman Sachs VIT Global Trends Allocation Fund...............................................              324,268            6,573
Goldman Sachs VIT Growth Opportunities Fund...................................................               14,421              496
Goldman Sachs VIT High Quality Floating Rate Fund.............................................              163,190           65,385
Goldman Sachs VIT Mid Cap Value Fund..........................................................              606,927          126,357
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio.......................................                4,793            7,208
Goldman Sachs VIT Small Cap Equity Insights Fund..............................................              294,490          165,567
Goldman Sachs VIT Strategic Income Fund.......................................................              205,361          241,284
Goldman Sachs VIT Strategic International Equity Fund.........................................              185,664          118,245
Goldman Sachs VIT U.S. Equity Insights Fund...................................................            1,142,974          366,945
Hartford Capital Appreciation HLS Fund........................................................              602,055          360,975
Hartford Dividend and Growth HLS Fund.........................................................              517,733          532,724
Hartford Growth Opportunities HLS Fund........................................................                7,743           80,586
Hartford High Yield HLS Fund..................................................................              487,102           68,692
Hartford Index HLS Fund.......................................................................              368,060          623,986
Hartford International Opportunities HLS Fund.................................................               32,160          135,585
Hartford Portfolio Diversifier HLS Fund.......................................................            3,099,860        3,304,115
Hartford Total Return Bond HLS Fund...........................................................              821,784          243,636
Hartford Value HLS Fund.......................................................................               36,337           67,498
Invesco V.I. Balanced Risk Allocation Fund....................................................              355,822          471,362
Invesco V.I. Comstock Fund....................................................................               70,147              337
Invesco V.I. Core Equity Fund.................................................................               61,343          189,867
Invesco V.I. Equity and Income Fund...........................................................              897,291          898,722


--------------------------------------------------------------------------------
                                   SA-123

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



INVESTMENT PORTFOLIOS                                                                                   PURCHASES          SALES
----------------------------------------------------------------------------------------------       --------------   --------------
Invesco V.I. Global Real Estate...............................................................       $      274,008   $       60,002
Invesco V.I. Government Money Market Fund.....................................................           29,932,509       20,225,201
Invesco V.I. International Growth Fund........................................................               40,531          442,988
Invesco V.I. Mid Cap Core Equity Fund.........................................................              162,834           66,488
Invesco V.I. Small Cap Equity Fund............................................................               74,887           96,606
Ivy VIP Advantus Real Estate Securities (a)...................................................               50,297           23,802
Ivy VIP Core Equity...........................................................................                  206              147
Ivy VIP International Core Equity.............................................................              676,413           95,658
Lord Abbett Bond-Debenture Portfolio..........................................................            1,782,048          257,015
Lord Abbett Fundamental Equity Portfolio......................................................              317,032          299,634
Lord Abbett Growth Opportunities Portfolio....................................................              218,594           95,388
Lord Abbett Mid Cap Stock Portfolio...........................................................               82,069           15,058
Lord Abbett Short Duration Income Portfolio...................................................            3,186,276          672,945
MFS(R) Blended Research Core Equity Portfolio.................................................               18,891          149,626
MFS(R) Blended Research Small Cap Equity Portfolio............................................              152,241           22,523
MFS(R) Global Real Estate Portfolio...........................................................               78,003           20,017
MFS(R) Growth Series..........................................................................              944,521          926,636
MFS(R) International Value Portfolio..........................................................              164,954          186,608
MFS(R) Investors Trust Series.................................................................               76,862           79,718
MFS(R) Mid Cap Growth Series..................................................................               66,877            2,538
MFS(R) Mid Cap Value Portfolio................................................................              740,114          159,515
MFS(R) New Discovery Series...................................................................              354,066          186,007
MFS(R) Research International Portfolio.......................................................               14,978              208
MFS(R) Total Return Bond Series...............................................................               25,590            1,094
MFS(R) Utilities Series.......................................................................               45,377           79,959
MFS(R) Value Series...........................................................................              258,499          472,454
Oppenheimer Discovery Mid Cap Growth Fund/VA..................................................               68,133            2,551
Oppenheimer Global Fund/VA....................................................................               30,101           18,589
Oppenheimer Global Multi-Alternatives Fund/VA.................................................                1,288              780
Oppenheimer International Growth Fund/VA......................................................              129,482            3,438
Oppenheimer Main Street Small Cap Fund(R)/VA..................................................              116,696           35,386
PIMCO All Asset Portfolio.....................................................................               97,063          167,590
PIMCO CommodityRealReturn(R) Strategy Portfolio...............................................               73,925            3,235
PIMCO Emerging Markets Bond Portfolio.........................................................              181,172            4,200
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged).............................................              205,651           76,919
PIMCO Global Multi-Asset Managed Allocation Portfolio.........................................               25,423               86
PIMCO High Yield Portfolio (b)................................................................               98,508              197
PIMCO Real Return Portfolio...................................................................               99,005           85,824
PIMCO StocksPLUS(R) Global Portfolio..........................................................               34,290          199,522
PIMCO Total Return Portfolio..................................................................              909,348          479,140
PIMCO Unconstrained Bond Portfolio............................................................               42,469           23,637
Putnam VT Absolute Return 500 Fund............................................................                5,153           22,767
Putnam VT American Government Income Fund.....................................................               17,228            1,394
Putnam VT Equity Income Fund..................................................................              528,369          349,695
Putnam VT Global Asset Allocation Fund........................................................                2,500                1
Putnam VT Growth Opportunities Fund...........................................................              270,697          241,186
Putnam VT Income Fund.........................................................................              851,364        1,142,886
Putnam VT International Value Fund............................................................               25,000               61
Putnam VT Investors Fund......................................................................               24,337           14,684
Putnam VT Small Cap Value Fund................................................................              217,160           23,011


--------------------------------------------------------------------------------
                                   SA-124

   ----------------------------------------------------------------------------



INVESTMENT PORTFOLIOS                                                                                   PURCHASES          SALES
----------------------------------------------------------------------------------------------       --------------   --------------
Rational Dividend Capture VA Fund (a).........................................................       $       65,885   $      107,350
Rational Insider Buying VA Fund (a)...........................................................                   89           17,472
TOPS(R) Managed Risk Balanced ETF Portfolio...................................................              885,979        7,363,375
TOPS(R) Managed Risk Growth ETF Portfolio.....................................................            2,737,987       20,723,423
TOPS(R) Managed Risk Moderate Growth ETF Portfolio............................................            1,691,466       16,705,664

(a)   Name change. See Note 1.

(b)   Investment addition. See Note 1.


6     FINANCIAL HIGHLIGHTS

      The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in
      Note 3.

      Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:


                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
AB VPS GLOBAL BOND PORTFOLIO
   2017              27,765    10.51      10.54           291,934       4.65        1.00          1.15           1.35         1.44
   2016                 373    10.39      10.39             3,871       3.05        1.00          1.00           4.11         4.11
   2015                 125     9.98       9.98             1,247        N/A        1.00          1.00          (0.20)       (0.20)

AB VPS GROWTH AND INCOME PORTFOLIO
   2017               1,959    12.91      12.91            25,302       0.69        1.00          1.00          17.36        17.36
   2016                 392    11.00      11.00             4,313       0.80        1.00          1.00          10.00        10.00
   2015                  --    10.00      10.00                --        N/A         N/A           N/A            N/A          N/A

AB VPS REAL ESTATE INVESTMENT PORTFOLIO
   2017              30,501    11.59      11.63           353,784       1.85        1.00          1.15           5.17         5.34
   2016               1,714    11.02      11.04            18,907       2.04        1.00          1.15           6.17         6.26
   2015                  --    10.38      10.39                --        N/A         N/A           N/A            N/A          N/A

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
   2017               4,070    12.33      12.51            50,836        N/A        0.65          1.00          20.53        20.87
   2016               4,126    10.23      10.35            42,656        N/A        0.65          1.00           1.99         3.50
   2015               2,589    10.03      10.03            25,963        N/A        1.00          1.15           0.30         0.30

AMERICAN CENTURY VP GROWTH FUND
   2017             179,703    18.13      18.94         3,112,109       0.69        0.65          1.55          28.22        29.37
   2016             210,308    14.14      14.64         2,874,256        N/A        0.65          1.55           2.61         3.54
   2015             214,582    13.78      14.14         2,872,637       0.32        0.65          1.55           2.99         3.89
   2014             220,847    10.86      13.61         2,932,287       0.00        1.00          1.65           8.60        10.29
   2013             187,780    12.24      12.34         2,311,969       0.47        1.15          1.55          22.40        23.40

AMERICAN CENTURY VP INCOME AND GROWTH FUND
   2017               8,003    13.33      13.33           106,677       2.15        1.00          1.00          19.12        19.12
   2016               5,908    11.19      11.19            66,120       3.55        1.00          1.00          12.01        12.01
   2015                  --     9.99       9.99                --        N/A         N/A           N/A            N/A          N/A


--------------------------------------------------------------------------------
                                   SA-125

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
AMERICAN CENTURY VP MID CAP VALUE
   2017             187,281    14.21      18.62         2,880,492       1.42        0.65          1.65           9.65        10.77
   2016             155,863    12.96      16.81         2,227,335       1.55        0.65          1.65          20.78        21.90
   2015             157,073    10.73      13.79         1,865,496       1.49        0.65          1.65          (3.25)       (2.20)
   2014             105,717    11.09      14.10         1,368,132       0.01        1.00          1.65          10.90        15.48
   2013              49,748    12.11      12.21           605,980       0.88        1.15          1.55          21.10        22.10

AMERICAN CENTURY VP VALUE FUND
   2017             183,995    12.86      16.96         2,512,511       1.56        0.65          1.65           6.81         7.89
   2016             134,225    12.04      15.72         1,737,112       1.64        0.65          1.65          18.27        19.54
   2015             102,484    10.18      13.15         1,201,585       2.01        0.65          1.65          (5.57)       (4.64)
   2014              76,850    10.78      13.79           976,779       0.01        1.00          1.65           7.80        12.11
   2013              46,168    12.20      12.30           567,004       1.11        1.15          1.55          22.00        23.00

AMERICAN FUNDS ASSET ALLOCATION FUND
   2017             123,488    12.22      12.45         1,510,314       1.46        0.30          1.15          14.53        15.60
   2016              78,180    10.67      10.77           834,032       2.15        0.30          1.15           7.89         7.70
   2015                  --     9.89      10.00                --        N/A         N/A           N/A            N/A          N/A

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH
   2017             144,901    13.41      13.45         1,947,753       2.03        1.00          1.15          15.40        15.55
   2016              88,937    11.62      11.64         1,035,409       2.75        1.00          1.15          17.14        17.34
   2015                  --     9.92       9.92                --        N/A         N/A           N/A            N/A          N/A

AMERICAN FUNDS BOND FUND
   2017              54,353    10.34      10.38           562,900       2.84        1.00          1.15           2.07         2.27
   2016              13,511    10.13      10.15           136,901       2.04        1.00          1.15           1.60         1.81
   2015                  --     9.97       9.97                --        N/A         N/A           N/A            N/A          N/A

AMERICAN FUNDS CAPITAL INCOME BUILDER
   2017             161,978    11.32      11.36         1,838,831       2.50        1.00          1.15          11.31        11.59
   2016              24,920    10.17      10.18           253,380       3.98        1.00          1.15           2.62         2.72
   2015                  --     9.91       9.91                --        N/A         N/A           N/A            N/A          N/A

AMERICAN FUNDS GLOBAL GROWTH AND INCOME FUND
   2017             264,945    12.83      16.03         3,605,997       2.90        0.65          1.65          23.72        25.04
   2016             187,148    10.37      12.82         2,102,737       2.09        0.65          1.65           5.28         6.30
   2015             133,491     9.85      12.06         1,417,793       2.03        0.65          1.65          (3.15)       (2.19)
   2014             116,526    10.17      12.33         1,316,337       0.05        1.00          1.65           1.70         4.67
   2013              47,361    11.68      11.78           557,228       6.84        1.15          1.55          16.80        17.80

AMERICAN FUNDS GLOBAL GROWTH FUND
   2017             108,664    12.82      13.01         1,411,535       0.91        0.30          1.00          29.76        30.75
   2016               2,777     9.88      10.31            28,041       1.78        0.65          1.00          (0.60)        3.10
   2015                  --     9.94      10.00                --        N/A         N/A           N/A            N/A          N/A

AMERICAN FUNDS GROWTH FUND
   2017             790,929    15.19      13.90        13,017,809       0.46        0.30          1.65          25.85        27.64
   2016             609,723    12.07      10.89         8,285,169       0.59        0.30          1.65           7.48         8.90
   2015             601,736    11.23      14.13         7,755,185       0.83        0.65          1.65           4.86         5.92
   2014             481,615    10.71      13.34         6,162,299       0.01        1.00          1.65           6.58         7.80
   2013             382,095    12.31      12.41         4,732,275       1.35        1.15          1.55          23.10        24.10



--------------------------------------------------------------------------------
                                   SA-126

   ----------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
AMERICAN FUNDS GROWTH-INCOME
   2017             502,931    14.01      18.80         7,989,212       1.18        0.65          1.65          20.05        21.29
   2016             626,889    11.67      15.50         8,271,657       1.45        0.65          1.65           9.47        10.56
   2015             468,773    10.66      14.02         5,828,225       1.55        0.65          1.65          (0.47)        0.57
   2014             386,697    10.71      13.94         4,993,263       0.02        1.00          1.65           7.10         9.59
   2013             244,088    12.62      12.72         3,099,118       2.01        1.15          1.55          26.20        27.20

AMERICAN FUNDS INTERNATIONAL FUND
   2017             224,325    13.72      14.34         3,028,169       1.36        0.65          1.55          29.80        31.08
   2016             209,482    10.57      10.94         2,216,423       1.23        0.65          1.55           1.63         2.53
   2015             219,149    10.40      10.67         2,271,058       1.48        0.65          1.55          (6.22)       (5.41)
   2014             199,317     9.55      11.28         2,219,540       0.02        1.00          1.65          (4.50)       (3.51)
   2013             166,946    11.59      11.69         1,947,562       2.24        1.15          1.55          15.90        16.90

AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION FUND
   2017          61,880,609    11.36      14.11       784,134,020       0.77        0.75          1.75          12.81        13.97
   2016          59,585,124    10.07      12.38       666,321,200       1.33        0.75          1.75           5.45         6.45
   2015          53,001,858     9.55      11.63       563,893,102       1.52        0.75          1.75          (4.50)       (1.77)
   2014          43,850,783    10.17      11.84       488,643,425       0.00        1.50          2.15           1.13         2.40
   2013          14,204,755    11.50      11.60       164,362,541       1.68        1.65          2.05          15.00        16.00

AMERICAN FUNDS NEW WORLD FUND
   2017             124,135    11.40      13.27         1,550,939       0.92        0.65          1.65          26.95        28.21
   2016              71,214     8.98      10.35           684,290       0.70        0.65          1.65           3.34         3.50
   2015              66,480     8.69       9.52           605,915       0.56        0.65          1.65          (4.92)       (3.94)
   2014              46,003     9.14       9.91           441,041       0.01        1.00          1.65          (9.56)       (8.00)
   2013              16,491    10.77      10.86           178,106       1.97        1.15          1.55           7.70         8.60

BLACKROCK BASIC VALUE V.I. FUND
   2017               1,025    12.07      12.10            12,375       0.40        1.00          1.15           6.81         6.89
   2016               4,569    11.30      11.32            51,696       3.24        1.00          1.15          16.37        16.58
   2015                  --     9.71       9.71                --        N/A         N/A           N/A            N/A          N/A

BLACKROCK CAPITAL APPRECIATION V.I. FUND
   2017             118,027    14.96      19.29         1,891,420        N/A        0.65          1.65          30.77        32.12
   2016             134,507    11.44      14.60         1,660,787        N/A        0.65          1.65          (1.72)       (0.82)
   2015              92,727    11.64      14.72         1,226,169        N/A        0.65          1.65           4.86         5.98
   2014              72,786    11.10      13.89           979,645       0.00        1.00          1.65           6.89        11.80
   2013              75,993    12.78      12.88           978,157       0.00        1.15          1.55          27.80        28.80

BLACKROCK EQUITY DIVIDEND V.I. FUND
   2017             202,131    13.15      16.87         3,027,608       1.61        0.65          1.15          15.15        15.79
   2016             166,137    12.00      14.57         2,225,948       1.62        0.65          1.10          14.83        15.27
   2015             151,301    10.45      12.64         1,814,066       1.49        0.65          1.10          (1.88)       (1.48)
   2014             120,821    10.62      12.83         1,537,531       0.02        1.00          1.65           6.20         8.36
   2013             141,705    11.74      11.84         1,676,165       1.78        1.15          1.55          17.40        18.40

BLACKROCK GLOBAL ALLOCATION V.I. FUND
   2017             430,767    12.33      12.89         5,158,169       1.39        0.65          1.55          11.99        12.97
   2016             327,880    11.01      11.41         3,534,094       1.21        0.65          1.55           2.23         3.16
   2015             385,787     9.73      11.06         4,027,875       1.11        0.65          1.65          (2.60)       (1.60)
   2014             274,594     9.99      11.24         2,974,296       0.03        1.00          1.65          (0.10)        1.26
   2013             112,624    11.01      11.10         1,248,525       1.97        1.15          1.55          10.10        11.00



--------------------------------------------------------------------------------
                                   SA-127

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
BLACKROCK HIGH YIELD V.I. FUND
   2017             108,510    11.83      11.67         1,262,729       4.91        0.40          1.65           5.25         6.58
   2016              98,112    11.24      10.95         1,076,886       5.22        0.40          1.65          10.96         9.50
   2015             121,389     9.18      10.39         1,192,710       4.85        0.75          1.75          (8.20)       (4.59)
   2014             110,290     9.80      10.89         1,144,872       0.05        1.50          2.15          (2.00)        1.68
   2013              45,549    10.62      10.71           484,388       2.62        1.65          2.05           6.20         7.10

BLACKROCK S&P 500 INDEX V.I. FUND
   2017              82,864    13.17      13.41         1,092,595       2.49        0.30          1.15          19.95        20.92
   2016              27,452    10.98      10.84           300,589       1.30        0.65          1.15          10.24         8.40
   2015                  --     9.96      10.00                --        N/A         N/A           N/A            N/A          N/A

BLACKROCK TOTAL RETURN V.I. FUND
   2017             132,625    10.34      10.17         1,370,467       2.22        0.65          1.00           2.17         2.52
   2016              97,635    10.12       9.92           988,030       1.80        0.65          1.00           1.40        (0.80)
   2015                  --     9.98      10.00                --        N/A         N/A           N/A            N/A          N/A

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND
   2017              24,292     9.85      10.21           242,971       1.79        0.75          1.75          (0.51)        0.39
   2016              30,797     9.90      10.17           309,377       1.47        0.75          1.75          (0.80)        0.20
   2015              37,805     9.98      10.05           377,638       1.80        0.75          1.75          (1.67)       (0.69)
   2014              11,643     9.95      10.21           116,986       0.02        1.50          2.15           1.50         4.65
   2013              10,280     9.58       9.67            98,519       0.09        1.65          2.05          (4.20)       (3.30)

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
   2017              65,325    12.04      12.35           787,899       3.02        0.65          1.15          22.98        23.75
   2016               2,513     9.79       9.98            24,887      10.34        0.65          1.15          (0.91)       (0.20)
   2015                  --     9.88      10.00                --        N/A         N/A           N/A            N/A          N/A

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
   2017              48,195     9.93      10.10           494,834       4.74        0.75          1.75           1.43         2.43
   2016              10,495     9.79       9.86           104,942       7.69        0.75          1.75          (2.10)       (1.40)
   2015                  --    10.00      10.00                --        N/A         N/A           N/A            N/A          N/A

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
   2017             140,744    13.76      13.83         1,942,077       0.59        1.00          1.25          30.43        30.72
   2016              92,966    10.55      10.57           982,341       1.12        1.10          1.25           4.98         5.17
   2015                  --    10.05      10.05                --        N/A         N/A           N/A            N/A          N/A

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
   2017             104,381    13.21      13.51         1,386,655       1.07        0.65          1.15          12.81        13.34
   2016              12,641    11.71      11.92           150,340       3.79        0.65          1.15          19.25        19.20
   2015                  --     9.82      10.00                --        N/A         N/A           N/A            N/A          N/A

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
   2017              54,039    13.32      13.56           711,672       0.88        0.30          1.15          14.33        15.21
   2016              14,736    11.65      11.30           167,757       3.42        0.65          1.15          18.51        13.00
   2015                  --     9.83      10.00                --        N/A         N/A           N/A            N/A          N/A

DFA VA GLOBAL BOND PORTFOLIO (b)
   2017             263,514     9.97       9.98         2,627,257       3.25        1.35          1.50          (0.30)       (0.20)

DFA VA INTERNATIONAL VALUE PORTFOLIO (b)
   2017             233,224    11.57      11.59         2,699,578       5.11        1.35          1.50          15.70        15.90



--------------------------------------------------------------------------------
                                   SA-128

   ----------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
DFA VA US LARGE VALUE PORTFOLIO (b)
   2017             132,437    11.30      11.32         1,497,233       3.34        1.35          1.50          13.00        13.20

DFA VA US TARGETED VALUE PORTFOLIO (b)
   2017             266,803    10.88      10.90         2,904,294       1.97        1.35          1.50           8.80         9.00

FT VIP FRANKLIN GLOBAL REAL ESTATE VIP FUND
   2017               6,357    11.16      11.20            71,160       3.96        1.10          1.25           9.09         9.27
   2016                  --    10.23      10.34                --        N/A         N/A           N/A            N/A          N/A
   2015                  --    10.30      10.31                --        N/A         N/A           N/A            N/A          N/A

FT VIP FRANKLIN INCOME VIP FUND
   2017             269,756    11.69      12.08         3,085,493       3.98        0.30          1.65           7.74         9.22
   2016             253,124    10.85      11.06         2,654,016       4.65        0.30          1.65           8.50        10.60
   2015             237,499     8.87      10.55         2,196,823       4.29        0.65          1.65          (8.74)       (7.70)
   2014             139,391     9.72      11.43         1,480,193       0.05        1.00          1.65          (2.80)        3.81
   2013              37,747    10.92      11.01           415,316       0.00        1.15          1.55           9.20        10.10

FT VIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
   2017               6,529    11.75      11.79            76,860       1.97        1.00          1.15           7.31         7.47
   2016               2,511    10.95      10.95            27,499        N/A        1.15          1.15          10.72        10.72
   2015               2,477     9.89       9.89            24,501        N/A        1.00          1.15          (1.10)       (1.10)

FT VIP FRANKLIN MUTUAL SHARES VIP FUND
   2017             178,911    11.59      15.05         2,543,743       2.11        0.65          1.65           6.53         7.58
   2016             201,879    10.88      13.99         2,678,274       1.80        0.65          1.65          14.05        15.14
   2015             236,524     9.54      12.15         2,745,992       3.01        0.65          1.65          (6.65)       (5.67)
   2014             232,276    10.22      12.88         2,916,616       0.02        1.00          1.65           2.20         6.36
   2013             195,903    12.01      12.11         2,367,577       1.87        1.15          1.55          20.10        21.10

FT VIP FRANKLIN RISING DIVIDENDS VIP FUND
   2017             187,642    12.69      13.69         2,761,864       1.52        0.30          1.65          18.38        20.09
   2016             147,385    10.72      14.51         1,890,325       1.30        0.65          1.65           7.20        15.16
   2015             136,739    10.09      12.60         1,570,861       1.50        0.65          1.65          (5.26)       (4.33)
   2014             128,924    10.65      13.17         1,608,717       0.02        1.00          1.65           6.50         7.86
   2013              86,970    12.11      12.21         1,059,745       0.78        1.15          1.55          21.10        22.10

FT VIP FRANKLIN SMALL CAP VALUE VIP FUND
   2017             159,604    12.71      16.67         2,233,762       0.44        0.65          1.65           8.73         9.89
   2016             135,833    11.69      15.17         1,773,695       0.64        0.65          1.65          28.04        29.22
   2015             120,357     9.13      11.74         1,260,068       0.50        0.65          1.65          (9.06)       (8.07)
   2014              98,045    10.04      12.77         1,192,656       0.00        1.00          1.65          (1.02)        1.00
   2013              66,467    12.69      12.80           848,854       0.54        1.15          1.55          26.90        28.00

FT VIP FRANKLIN STRATEGIC INCOME VIP FUND
   2017             142,295    10.11      10.93         1,485,301       2.24        0.65          1.65           2.74         3.80
   2016              95,147     9.84      10.53           972,392       3.29        0.65          1.65           6.15         7.23
   2015             129,339     9.27       9.82         1,231,438       6.08        0.65          1.65          (5.50)       (4.66)
   2014             114,437     9.81      10.30         1,146,294       0.04        1.00          1.65          (1.90)        1.08
   2013              33,796    10.10      10.19           343,553       1.79        1.15          1.55           1.00         1.90

FT VIP TEMPLETON FOREIGN SECURITIES FUND
   2017              72,749     9.59      11.95           845,745       1.72        0.65          1.65          14.71        15.79
   2016              83,561     9.96      10.32           843,947       1.82        0.65          1.55           5.40         6.39
   2015              85,133     9.45       9.70           810,328       2.89        0.65          1.55          (8.07)       (7.27)
   2014              81,393     8.64      10.46           846,654       0.02        1.00          1.65         (13.60)      (11.73)
   2013              64,208    11.76      11.85           758,995       0.89        1.15          1.55          17.60        18.50


--------------------------------------------------------------------------------
                                   SA-129

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
FT VIP TEMPLETON GLOBAL BOND SECURITIES FUND
   2017             360,772    10.36      10.53         3,547,492        N/A        0.65          1.65           0.10         1.06
   2016             304,018    10.35      10.42         2,950,405        N/A        0.65          1.65           3.50         4.20
   2015             310,491     9.37       9.62         2,955,223       7.28        0.65          1.65          (6.02)       (5.03)
   2014             270,112     9.95      10.13         2,717,135       0.05        1.00          1.65          (0.30)        1.10
   2013             114,618     9.94      10.02         1,145,471       0.85        1.15          1.55          (0.60)        0.20

FT VIP TEMPLETON GROWTH SECURITIES FUND
   2017             103,660    10.72      14.17         1,355,726       1.46        0.65          1.65          16.40        17.59
   2016             122,082     9.21      12.05         1,378,963       1.95        0.65          1.65           7.72         8.75
   2015             148,475     8.55      11.08         1,541,648       2.35        0.65          1.65          (8.06)       (7.12)
   2014             135,475     9.30      11.93         1,583,719       0.01        1.00          1.65          (7.00)       (3.48)
   2013             124,063    12.26      12.36         1,531,034       1.15        1.15          1.55          22.60        23.60

GLOBAL ATLANTIC AMERICAN FUNDS MANAGED RISK PORTFOLIO
   2017          20,253,705    11.01      12.46       240,384,678       1.24        0.65          1.65          12.23        13.38
   2016          20,708,075     9.81      10.99       217,548,631       1.32        0.65          1.65           4.03         5.07
   2015          18,939,716     9.43      10.46       191,110,274       0.89        0.65          1.65          (5.70)       (2.52)
   2014          11,090,687    10.35      10.73       116,516,202       0.00        1.00          1.65           3.50         5.09
   2013             633,029    10.20      10.21         6,462,490       0.00        1.65          2.05           2.00         2.10

GLOBAL ATLANTIC BALANCED MANAGED RISK PORTFOLIO
   2017           8,350,810    10.74      11.98        95,885,441       1.22        0.65          1.65           9.93        11.03
   2016           9,760,897     9.77      10.79       101,006,897       0.85        0.65          1.65           1.88         2.96
   2015           8,207,333     9.59      10.48        83,277,911       0.42        0.65          1.65          (4.10)       (1.78)
   2014           4,541,944    10.32      10.67        47,382,535       0.00        1.00          1.65           3.20         5.54
   2013             123,816    10.10      10.11         1,251,751       0.00        1.65          2.05           1.00         1.10

GLOBAL ATLANTIC BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO
   2017          27,099,551     9.96      11.15       285,793,861       0.63        0.65          1.65          10.79        11.84
   2016          29,073,694     8.99       9.97       274,258,636       1.35        0.65          1.65          (1.64)       (0.30)
   2015          28,650,292     9.14       9.69       272,591,065       1.78        0.65          1.65          (8.60)       (4.15)
   2014          17,623,310     9.92      10.11       176,429,891       0.00        1.00          1.65          (0.89)        0.10
   2013             833,470    10.09      10.10         8,417,458       0.00        1.65          2.05           0.90         1.00

GLOBAL ATLANTIC FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO
   2017          25,557,465    11.15      12.30       302,709,105       1.02        0.35          1.70          13.31        14.85
   2016          22,757,165     9.84      10.71       236,116,501       0.80        0.35          1.70           7.66         7.10
   2015          16,885,499     9.14       9.72       162,089,391       0.45        0.70          1.70          (8.60)       (7.34)
   2014           8,366,857    10.42      10.49        87,644,222       0.00        1.50          2.15           4.20         4.90

GLOBAL ATLANTIC GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO
   2017           3,257,887    10.28      11.00        34,638,288       0.32        0.70          1.70           6.20         7.21
   2016           3,117,325     9.68      10.26        30,784,090       0.00        0.70          1.70           2.43         2.60
   2015           1,710,851     9.38       9.52        16,243,381       0.07        0.70          1.70          (6.20)       (4.80)

GLOBAL ATLANTIC GROWTH MANAGED RISK PORTFOLIO
   2017          42,812,341    10.72      11.77       489,552,168       1.33        0.70          1.70          15.64        16.88
   2016          47,673,864     9.27      10.07       467,560,106       1.00        0.70          1.70           0.54         0.70
   2015          47,513,315     9.22       9.85       461,415,246       0.33        0.70          1.70          (7.80)       (5.83)
   2014          24,972,280    10.38      10.46       260,764,228       0.00        1.50          2.15           3.80         4.60



--------------------------------------------------------------------------------
                                   SA-130

   ----------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
GLOBAL ATLANTIC MODERATE GROWTH MANAGED RISK PORTFOLIO
   2017          13,190,458    10.87      11.91       153,132,377       1.19        0.65          1.65          12.64        13.75
   2016          13,915,812     9.65      10.47       142,433,623       0.91        0.65          1.65           2.33         3.36
   2015          12,789,452     9.43      10.13       127,665,426       0.32        0.65          1.65          (5.70)       (3.25)
   2014           6,220,234    10.39      10.47        65,007,747       0.00        1.00          1.65           3.90         4.70

GLOBAL ATLANTIC MOTIF AGING OF AMERICA PORTFOLIO
   2017                 411    12.19      12.19             5,012       0.59        1.00          1.00          21.78        21.78
   2016                  --    10.01      10.02                --        N/A         N/A           N/A            N/A          N/A

GLOBAL ATLANTIC MOTIF TECHNOLOGICAL INNOVATIONS PORTFOLIO
   2017                 585    13.60      13.60             7,958        N/A        1.00          1.00          41.67        41.67
   2016                  --     9.60       9.61                --        N/A         N/A           N/A            N/A          N/A

GLOBAL ATLANTIC PIMCO TACTICAL ALLOCATION PORTFOLIO
   2017           2,282,598    10.80      11.55        25,502,273       0.34        0.75          1.75          12.97        14.02
   2016           2,079,873     9.56      10.13        20,319,031       1.19        0.75          1.75           1.92         1.30
   2015             963,710     9.38       9.48         9,100,490       1.90        0.75          1.75          (6.20)       (5.20)

GLOBAL ATLANTIC SELECT ADVISOR MANAGED RISK PORTFOLIO
   2017          10,051,004    11.00      12.41       119,942,963       1.21        0.70          1.70          13.05        14.17
   2016          10,538,262     9.73      10.87       110,452,871       1.13        0.70          1.70           3.40         4.42
   2015          10,462,500     9.41      10.41       105,731,508       0.43        0.70          1.70          (5.90)       (3.52)
   2014           4,854,909    10.47      10.79        51,584,258       0.00        1.50          2.15           4.70         6.41
   2013             237,175    10.13      10.14         2,404,467       0.00        1.65          2.05           1.30         1.40

GLOBAL ATLANTIC WELLINGTON RESEARCH MANAGED RISK PORTFOLIO
   2017          39,393,856    11.15      13.03       478,679,432       0.55        0.65          1.65          12.17        13.21
   2016          38,583,508     9.94      11.51       415,569,217       0.27        0.65          1.65           2.90         4.07
   2015          31,984,876     9.66      11.06       335,259,746       0.06        0.65          1.65          (3.40)        0.09
   2014           8,237,876    10.63      11.05        88,946,458       0.00        1.00          1.65           6.30         8.55
   2013             178,142    10.17      10.18         1,813,276       0.00        1.65          2.05           1.70         1.80

GLOBAL ATLANTIC WILSHIRE DYNAMIC CONSERVATIVE ALLOCATION PORTFOLIO
   2017               1,104    11.10      11.10            12,249       1.83        0.65          0.65           8.72         8.72
   2016               1,059    10.21      10.21            10,806        N/A        0.65          0.65           2.10         2.10

GLOBAL ATLANTIC WILSHIRE DYNAMIC GROWTH ALLOCATION PORTFOLIO
   2017              23,278    11.98      12.05           279,024       0.44        0.65          1.00          15.19        15.53
   2016              20,170    10.40      10.43           209,817        N/A        0.65          1.00           4.00         4.30

GLOBAL ATLANTIC WILSHIRE DYNAMIC MODERATE ALLOCATION PORTFOLIO
   2017               3,613    11.46      11.52            41,569       1.62        0.65          1.00          11.70        11.95
   2016                  --    10.22      10.31                --        N/A         N/A           N/A            N/A          N/A

GOLDMAN SACHS VIT CORE FIXED INCOME FUND
   2017             211,793    10.28      10.31         2,183,799       2.60        1.15          1.30           1.78         1.98
   2016             174,479    10.10      10.11         1,764,474       1.67        1.15          1.30           1.41         1.51
   2015                  --     9.96       9.96                --        N/A         N/A           N/A            N/A          N/A

GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND
   2017              38,485    11.11      11.29           439,534       0.40        0.65          1.10          11.88        12.34
   2016               9,267    10.29      10.05            95,301       1.32        0.65          1.00           3.31         3.72
   2015                 343     9.69       9.69             3,326       0.02        0.65          0.65          (6.47)       (6.47)
   2014                 346    10.29      10.36             3,582       0.00        1.00          1.65           2.90         3.60


--------------------------------------------------------------------------------
                                   SA-131

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND
   2017               2,069    12.62      12.62            26,107        N/A        1.00          1.00          25.70        25.70
   2016               1,092    10.04      10.04            10,969        N/A        1.00          1.00           0.40         0.40
   2015                 148    10.00      10.00             1,478        N/A        1.00          1.00           0.00         0.00

GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND
   2017              16,838     9.98      10.11           168,558       1.32        0.65          1.15           0.10         0.60
   2016               7,101     9.97      10.05            71,008       1.21        0.65          1.15          (0.20)        0.50
   2015                  --     9.99      10.00                --        N/A         N/A           N/A            N/A          N/A

GOLDMAN SACHS VIT MID CAP VALUE FUND
   2017              53,982    11.85      11.89           640,441       0.65        1.00          1.15           9.52         9.69
   2016              13,671    10.82      10.84           148,047       1.26        1.00          1.15          12.01        12.22
   2015                  --     9.66       9.66                --        N/A         N/A           N/A            N/A          N/A

GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
   2017              12,553     9.51       9.67           119,835       1.93        0.65          1.10           3.93         4.54
   2016              12,927     9.15       9.26           118,548       0.52        0.65          1.10          (0.76)       (0.32)
   2015              23,231     9.22       9.29           215,111       1.86        0.65          1.10          (5.92)       (5.49)
   2014              19,702     9.77       9.83           193,502       0.02        1.00          1.65          (2.30)       (1.70)

GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND
   2017              18,801    13.14      13.14           246,967       0.43        1.00          1.00          10.14        10.14
   2016              10,061    11.93      11.93           120,017       2.17        1.00          1.00          21.73        21.73
   2015                  99     9.80       9.80               969       0.25        1.00          1.00          (2.00)       (2.00)

GOLDMAN SACHS VIT STRATEGIC INCOME FUND
   2017              81,446     9.68       9.85           769,430       0.78        0.65          1.65          (3.97)       (2.96)
   2016              85,245    10.08      10.15           830,845       2.18        0.65          1.65           0.80         1.50
   2015              49,015     9.51       9.83           469,952       2.48        0.65          1.10          (3.35)       (1.70)
   2014              42,221     9.80       9.87           416,683       0.04        1.00          1.65          (2.00)       (1.30)

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND
   2017               8,825    11.92      12.04           106,222       1.37        0.65          1.00          24.95        25.42
   2016               1,595     9.54       9.54            15,213       2.21        1.00          1.00          (3.83)       (3.83)
   2015                  --     9.92       9.92                --        N/A         N/A           N/A            N/A          N/A

GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND
   2017             178,109    13.34      13.34         2,375,209       1.33        1.00          1.00          22.61        22.61
   2016             133,303    10.88      10.88         1,450,274       2.23        1.00          1.00           9.35         9.35
   2015                  --     9.95       9.95                --        N/A         N/A           N/A            N/A          N/A

HARTFORD CAPITAL APPRECIATION HLS FUND
   2017             247,415    12.84      17.58         3,394,785       0.87        0.70          1.70          19.78        20.99
   2016             238,412    10.72      14.53         2,740,315       0.80        0.70          1.70           3.47         4.46
   2015             297,231    10.36      13.91         3,331,549       0.78        0.70          1.70          (0.96)        0.07
   2014             151,671    10.46      13.90         1,966,352       0.01        1.50          2.15           4.60         6.27
   2013             101,580    12.97      13.08         1,326,545       1.25        1.65          2.05          29.70        30.80

HARTFORD DIVIDEND AND GROWTH HLS FUND
   2017             185,171    13.66      18.20         2,872,276       1.41        0.65          1.65          16.16        17.34
   2016             198,639    11.76      15.51         2,653,020       1.71        0.65          1.65          12.75        13.79
   2015             230,455    10.43      13.63         2,777,543       1.80        0.65          1.65          (3.07)       (2.01)
   2014             162,439    10.76      13.91         2,183,053       0.02        1.00          1.65           7.60        11.91
   2013             149,128    12.33      12.43         1,850,455       3.23        1.15          1.55          23.30        24.30


--------------------------------------------------------------------------------
                                   SA-132

   ----------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
   2017               9,568    15.50      16.01           150,752        N/A        0.65          1.55          28.21        29.22
   2016              14,261    12.09      12.39           174,597       0.14        0.65          1.55          (2.34)       (1.35)
   2015              19,095    12.38      12.56           238,277        N/A        0.65          1.55           9.75        10.76
   2014              18,543    11.28      11.34           209,642       0.00        1.00          1.65          12.80        13.40

HARTFORD HIGH YIELD HLS FUND
   2017              64,980    10.86      12.17           731,208       6.83        0.65          1.65           5.54         6.57
   2016              29,378    10.29      11.42           316,609       5.75        0.65          1.65          12.09        13.29
   2015              37,430     9.13      10.08           353,474       7.22        0.65          1.65          (8.70)       (5.17)
   2014              19,900     9.78      10.63           203,491       0.07        1.00          1.65          (2.20)        1.63
   2013               1,904    10.38      10.46            19,919       2.52        1.15          1.55           3.80         4.60

HARTFORD INDEX HLS FUND
   2017             133,508    12.75      18.53         2,307,899       1.70        0.80          1.25          19.61        20.17
   2016             153,518    10.66      15.42         2,277,159       2.02        0.80          1.25           9.90        10.46
   2015             169,035     9.70      13.96         2,313,655       0.34        0.80          1.25          (3.00)        0.00
   2014             187,217    10.91      13.96         2,599,217       0.01        1.50          2.15           9.06         9.29

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
   2017              65,346    13.54      14.15           859,008       1.14        0.65          1.55          23.09        24.23
   2016              73,739    11.00      11.39           786,957       1.40        0.65          1.55          (0.63)        0.26
   2015              82,536    11.07      11.36           888,149       1.20        0.65          1.55           0.09         0.98
   2014              66,867     9.43      11.25           744,933       0.02        1.00          1.65          (5.70)       (4.74)
   2013              62,577    11.71      11.81           738,394       1.85        1.15          1.55          17.10        18.10

HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
   2017           3,104,206     7.39       7.72        23,778,702       1.04        0.65          1.55          (4.77)       (3.98)
   2016           3,137,726     7.76       8.04        25,068,783        N/A        0.65          1.55          (6.05)       (5.19)
   2015           3,191,606     8.26       8.48        26,934,193       0.85        0.65          1.55          (3.39)       (2.53)
   2014           3,645,250     8.55       8.70        31,608,449       0.01        1.00          1.65          (2.65)       (2.45)

HARTFORD TOTAL RETURN BOND HLS FUND
   2017             276,228    10.28      10.89         2,947,569       3.01        0.70          1.70           3.01         4.11
   2016             225,228    10.11      10.46         2,330,874       2.41        0.70          1.70           2.43         3.46
   2015             184,453     9.87      10.11         1,850,051       2.86        0.70          1.70          (2.47)       (1.46)
   2014             144,825    10.09      10.26         1,479,950       0.03        1.50          2.15           1.20         4.91
   2013             108,301     9.70       9.78         1,057,547       5.33        1.65          2.05          (3.00)       (2.20)

HARTFORD VALUE HLS FUND
   2017              23,608    16.17      16.90           371,371       1.44        0.65          1.55          13.31        14.34
   2016              27,487    14.27      14.78           381,664       1.45        0.65          1.55          11.66        12.74
   2015              43,372    12.78      13.11           502,072       1.61        0.65          1.55          (4.84)       (4.03)
   2014              24,704    10.79      13.66           322,606       0.01        1.00          1.65           7.90        10.43
   2013              27,007    12.27      12.37           333,102       2.64        1.15          1.55          22.70        23.70

INVESCO V.I. BALANCED RISK ALLOCATION FUND
   2017             156,772    10.83      12.15         1,836,739       3.69        0.30          1.65           7.98         9.56
   2016             182,301    10.03      11.09         1,947,816       0.20        0.30          1.65           9.74        10.90
   2015             173,588     9.14       9.90         1,688,931       4.19        0.65          1.65          (8.60)       (4.99)
   2014             147,776    10.17      10.42         1,521,074       0.00        1.00          1.65           1.70         5.04
   2013              66,150     9.84       9.92           654,468       1.71        1.15          1.55          (1.60)       (0.80)



--------------------------------------------------------------------------------
                                   SA-133

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
INVESCO V.I. COMSTOCK FUND
   2017               5,662    13.06      13.06            73,926       3.83        1.00          1.00          16.40        16.40
   2016                  --    11.20      11.30                --        N/A         N/A           N/A            N/A          N/A
   2015                  --     9.68       9.68                --        N/A         N/A           N/A            N/A          N/A

INVESCO V.I. CORE EQUITY FUND
   2017              59,978    11.43      14.91           847,598       0.74        0.65          1.65          10.97        12.11
   2016              71,953    10.30      13.30           916,077       0.51        0.65          1.65           8.19         9.29
   2015              64,618     9.52      12.17           749,800       0.98        0.65          1.65          (7.48)       (6.60)
   2014              54,970    10.29      13.03           693,890       0.01        1.00          1.65           2.90         7.15
   2013              45,611    12.06      12.16           553,175       1.37        1.15          1.55          20.60        21.60

INVESCO V.I. EQUITY AND INCOME FUND
   2017              66,049    12.22      12.26           808,757       1.08        1.00          1.15           9.50         9.66
   2016              67,056    11.16      11.18           749,368       1.60        1.00          1.15          13.53        13.73
   2015                  --     9.83       9.83                --        N/A         N/A           N/A            N/A          N/A

INVESCO V.I. GLOBAL REAL ESTATE
   2017              28,394    10.73      10.82           306,706       3.74        0.65          1.15          11.42        12.01
   2016               8,402     9.64       9.66            81,161       1.03        0.65          1.00          (3.60)       (3.40)

INVESCO V.I. GOVERNMENT MONEY MARKET FUND
   2017           1,510,389     9.44       9.94        14,775,488       0.61        0.75          1.75          (1.26)       (0.20)
   2016             519,826     9.56       9.96         5,068,180       0.10        0.75          1.75          (1.65)       (0.40)
   2015             404,796     9.72       9.95         3,995,923       0.01        0.75          1.75          (1.72)       (0.50)
   2014              80,467     9.70       9.95           793,818       0.00        1.50          2.15          (1.62)       (0.50)
   2013               8,401     9.86       9.94            83,464       0.02        1.65          2.05          (1.40)       (0.60)

INVESCO V.I. INTERNATIONAL GROWTH FUND
   2017             138,923    12.61      13.18         1,788,674       1.20        0.65          1.55          20.79        21.92
   2016             173,247    10.44      10.81         1,835,415       1.16        0.65          1.55          (2.16)       (1.37)
   2015             175,249    10.67      10.96         1,882,273       1.31        0.65          1.55          (4.13)       (3.18)
   2014             191,649     9.67      11.32         2,146,442       0.01        1.00          1.65          (3.30)       (0.61)
   2013             181,044    11.30      11.39         2,057,611       1.26        1.15          1.55          13.00        13.90

INVESCO V.I. MID CAP CORE EQUITY FUND
   2017              84,091    11.86      15.22         1,077,439       0.32        0.65          1.65          12.74        13.92
   2016              76,452    10.52      13.36           868,822        N/A        0.65          1.65          11.32        12.46
   2015              80,142     9.45      11.88           824,806       0.12        0.65          1.65          (5.88)       (4.88)
   2014              50,461    10.04      12.49           576,018       0.00        1.00          1.65           0.40         3.48
   2013              22,758    11.97      12.07           273,911       0.54        1.15          1.55          19.70        20.70

INVESCO V.I. SMALL CAP EQUITY FUND
   2017              80,585    12.05      15.25         1,074,626        N/A        0.65          1.65          11.88        12.96
   2016              85,048    10.77      13.50         1,010,930        N/A        0.65          1.65          10.01        11.11
   2015             104,430     9.79      12.15         1,121,736        N/A        0.65          1.65          (7.29)       (6.32)
   2014              59,672    10.56      12.97           741,846       0.00        1.00          1.65           0.47         6.30
   2013              46,784    12.69      12.79           596,790       0.00        1.15          1.55          26.90        27.90

IVY VIP ADVANTUS REAL ESTATE SECURITIES (a)
   2017               2,786    11.25      11.29            31,454       0.53        1.00          1.15           4.17         4.34
   2016                 446    10.82      10.82             4,822        N/A        1.00          1.00           3.24         3.24
   2015                  --    10.48      10.48                --        N/A         N/A           N/A            N/A          N/A



--------------------------------------------------------------------------------
                                   SA-134

   ----------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
IVY VIP CORE EQUITY
   2017                 211    12.29      12.29             2,596       0.43        1.00          1.00          19.55        19.55
   2016                 213    10.28      10.28             2,187       0.62        1.00          1.00           2.70         2.70
   2015                  --    10.01      10.01                --        N/A         N/A           N/A            N/A          N/A

IVY VIP INTERNATIONAL CORE EQUITY
   2017             145,740    12.11      12.15         1,770,346       1.29        1.00          1.15          21.71        21.99
   2016              93,591     9.95       9.96           932,404       0.74        1.00          1.15           0.00         0.10
   2015                  --     9.95       9.95                --        N/A         N/A           N/A            N/A          N/A

LORD ABBETT BOND-DEBENTURE PORTFOLIO
   2017             300,277    11.47      11.97         3,574,766       5.12        0.30          1.65           7.50         8.82
   2016             178,326    10.67      11.00         1,985,022       5.35        0.30          1.65          10.23        10.00
   2015             148,145     9.68      10.75         1,500,790       4.78        0.65          1.65          (3.10)       (2.18)
   2014              94,923     9.99      10.99         1,003,749       0.06        1.00          1.65          (0.10)        3.68
   2013              44,509    10.51      10.60           471,012       9.18        1.15          1.55           5.10         6.00

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
   2017             110,429    15.85      16.57         1,775,901       1.03        0.65          1.55          10.84        11.88
   2016             117,463    14.30      14.81         1,700,895       1.10        0.65          1.55          13.94        14.98
   2015             153,594    12.55      12.88         1,932,516       1.13        0.65          1.55          (4.92)       (4.10)
   2014             165,419    10.67      13.43         2,204,213       0.00        1.00          1.65           5.52         7.40
   2013             192,267    12.51      12.62         2,421,261       0.44        1.15          1.55          25.10        26.20

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO
   2017              60,139    16.14      16.86           877,129        N/A        0.65          1.55          21.08        22.09
   2016              50,784    13.33      13.81           624,130        N/A        0.65          1.55          (0.37)        0.58
   2015              63,160    13.38      13.73           763,650        N/A        0.65          1.55           1.21         2.08
   2014              37,204    10.62      13.45           457,333       0.00        1.00          1.65           4.42         6.90
   2013              15,923    12.66      12.77           202,828       0.00        1.15          1.55          26.60        27.70

LORD ABBETT MID CAP STOCK PORTFOLIO
   2017               5,333    12.07      12.07            64,365       0.97        1.00          1.00           5.78         5.78
   2016                 181    11.41      11.41             2,063       6.52        1.00          1.00          15.25        15.25
   2015                  --     9.90       9.90                --        N/A         N/A           N/A            N/A          N/A

LORD ABBETT SHORT DURATION INCOME PORTFOLIO
   2017             306,101    10.10      10.27         3,146,550       5.80        0.65          1.65           0.50         1.58
   2016              69,768    10.05      10.11           710,351       6.34        0.65          1.65           0.50         1.10
   2015                  --    10.00      10.00                --        N/A         N/A           N/A            N/A          N/A

MFS(R) BLENDED RESEARCH CORE EQUITY PORTFOLIO
   2017               7,806    12.76      12.76            99,578       0.96        1.00          1.00          19.36        19.36
   2016              19,545    10.69      10.69           209,030       1.76        1.00          1.00           7.01         7.01
   2015                 372     9.99       9.99             3,710        N/A        1.00          1.00          (0.10)       (0.10)

MFS(R) BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
   2017              10,832    13.44      13.22           144,856       0.43        0.65          1.00          13.51        13.97
   2016                 582    11.84      11.60             6,861       0.99        0.65          1.00          19.48        16.00
   2015                  98     9.91       9.91               973        N/A        1.00          1.00          (0.90)       (0.90)

MFS(R) GLOBAL REAL ESTATE PORTFOLIO
   2017               8,544    12.18      12.22           104,395       4.18        1.00          1.15          11.74        12.01
   2016               4,172    10.90      10.91            45,500       2.35        1.00          1.15           6.55         6.54
   2015                  --    10.23      10.24                --        N/A         N/A           N/A            N/A          N/A


--------------------------------------------------------------------------------
                                   SA-135

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
MFS(R) GROWTH SERIES
   2017             262,169    14.82      19.77         4,378,206        N/A        0.65          1.65          28.98        30.24
   2016             265,913    11.49      15.18         3,473,049        N/A        0.65          1.65           0.52         1.54
   2015             181,011    11.43      14.95         2,506,741        N/A        0.65          1.65           5.54         6.56
   2014             148,545    10.83      14.03         2,022,055       0.00        1.00          1.65           7.07         9.00
   2013             129,508    12.88      12.99         1,680,744       0.17        1.15          1.55          28.80        29.90

MFS(R) INTERNATIONAL VALUE PORTFOLIO
   2017             131,036    13.04      16.74         1,850,242       1.29        0.65          1.65          24.78        26.05
   2016             132,627    10.45      13.28         1,504,198       1.19        0.65          1.65           2.15         3.19
   2015             133,222    10.23      12.87         1,485,666       2.19        0.65          1.65           4.49         5.58
   2014              69,286     9.79      12.19           789,743       0.02        1.00          1.65          (2.10)        0.49
   2013              42,381    12.03      12.13           513,150       0.98        1.15          1.55          20.30        21.30

MFS(R) INVESTORS TRUST SERIES
   2017              42,997    14.05      17.89           704,301       0.56        0.65          1.10          21.75        22.20
   2016              44,238    11.54      14.64           601,582       0.57        0.65          1.10           7.05         7.65
   2015              54,132    10.68      13.60           696,236       0.71        0.65          1.65          (1.66)       (0.73)
   2014              49,332    10.86      13.70           659,188       0.01        1.00          1.65           8.60        10.04
   2013              43,611    12.35      12.45           542,316       1.02        1.15          1.55          23.50        24.50

MFS(R) MID CAP GROWTH SERIES
   2017               8,874    12.95      13.06           115,366        N/A        0.65          1.15          25.24        25.82
   2016               3,829    10.36      10.38            39,689        N/A        0.65          1.00           3.60         3.80
   2015                  --    10.00      10.00                --        N/A         N/A           N/A            N/A          N/A

MFS(R) MID CAP VALUE PORTFOLIO
   2017              90,066    12.57      12.22         1,133,907       1.28        0.65          1.15          12.13        12.73
   2016              42,904    11.23      10.84           481,801       1.07        0.65          1.00          14.59         8.40
   2015                  --     9.80      10.00                --        N/A         N/A           N/A            N/A          N/A

MFS(R) NEW DISCOVERY SERIES
   2017              83,285    12.76      15.82         1,176,167        N/A        0.65          1.65          24.25        25.56
   2016              68,245    10.27      12.60           797,873        N/A        0.65          1.65           6.98         8.06
   2015              88,996     9.60      11.66           953,549        N/A        0.65          1.65          (3.71)       (2.75)
   2014              78,219     9.97      11.99           900,999       0.00        1.00          1.65          (8.89)        0.40
   2013              55,902    12.94      13.05           727,918       0.00        1.15          1.55          29.40        30.50

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
   2017               1,829    12.27      12.27            22,452       1.95        1.00          1.00          26.63        26.63
   2016                 431     9.69       9.69             4,178        N/A        1.00          1.00          (1.92)       (1.92)
   2015                  --     9.88       9.88                --        N/A         N/A           N/A            N/A          N/A

MFS(R) TOTAL RETURN BOND SERIES
   2017               8,073    10.52      10.56            85,155       3.21        1.05          1.20           2.94         3.13
   2016               5,855    10.24      10.24            59,951        N/A        1.05          1.05           2.91         2.91
   2015                  --     9.95       9.95                --        N/A         N/A           N/A            N/A          N/A

MFS(R) UTILITIES SERIES
   2017               9,771    12.00      12.04           117,577       4.38        1.00          1.15          13.10        13.37
   2016              13,587    10.61      10.62           144,190       4.36        1.00          1.15          10.06        10.05
   2015                  --     9.64       9.65                --        N/A         N/A           N/A            N/A          N/A



--------------------------------------------------------------------------------
                                   SA-136

   ----------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
MFS(R) VALUE SERIES
   2017             140,983    13.60      18.05         2,311,172       1.75        0.65          1.65          15.45        16.60
   2016             160,370    11.78      15.48         2,285,443       1.84        0.65          1.65          11.98        12.99
   2015             161,672    10.52      13.70         2,103,143       2.20        0.65          1.65          (2.59)       (1.58)
   2014             170,136    10.80      13.92         2,321,965       0.01        1.00          1.65           8.00         9.52
   2013             145,502    12.61      12.71         1,844,933       1.08        1.15          1.55          26.10        27.10

OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA
   2017               6,376    13.02      13.21            84,159        N/A        0.65          1.00          27.27        27.63
   2016               1,102    10.35      10.35            11,408        N/A        0.65          0.65           3.50         3.50
   2015                  --    10.00      10.00                --        N/A         N/A           N/A            N/A          N/A

OPPENHEIMER GLOBAL FUND/VA
   2017               1,365    13.23      13.23            18,050       0.35        1.00          1.00          35.00        35.00
   2016                 403     9.80       9.80             3,946       0.87        1.00          1.00          (1.11)       (1.11)
   2015                 125     9.91       9.91             1,237        N/A        1.00          1.00          (0.90)       (0.90)

OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA
   2017               1,094     9.96      10.00            10,922       0.80        1.00          1.15          (0.99)       (0.79)
   2016               1,041    10.06      10.08            10,481       2.25        1.00          1.15           2.34         2.44
   2015                  --     9.83       9.84                --        N/A         N/A           N/A            N/A          N/A

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
   2017              12,249    12.06      12.10           148,040       0.65        1.00          1.15          24.97        25.26
   2016                 783     9.65       9.65             7,552        N/A        1.15          1.15          (3.79)       (3.79)
   2015                  --    10.03      10.03                --        N/A         N/A           N/A            N/A          N/A

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA
   2017              10,691    12.96      13.02           139,029       0.80        0.65          1.15          12.60        13.22
   2016               4,465    11.51      11.53            51,480       0.10        1.00          1.15          16.26        16.46
   2015                  --     9.90       9.90                --        N/A         N/A           N/A            N/A          N/A

PIMCO ALL ASSET PORTFOLIO
   2017              44,617    10.61      12.54           498,394       4.53        0.30          1.65          11.57        12.97
   2016              53,859     9.51      11.10           529,002       2.36        0.30          1.65          10.97        11.00
   2015              74,668     8.57       8.88           651,519       3.34        0.65          1.65         (10.64)       (9.85)
   2014              69,229     9.59       9.85           671,715       0.06        1.00          1.65          (4.10)       (0.20)
   2013              25,359     9.79       9.87           249,071       5.34        1.15          1.55          (2.10)       (1.30)

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
   2017               8,071    10.86      10.89            87,911      10.50        1.15          1.30           0.74         0.83
   2016               1,966    10.78      10.80            21,217       1.48        1.15          1.30          13.35        13.56
   2015                  --     9.51       9.51                --        N/A         N/A           N/A            N/A          N/A

PIMCO EMERGING MARKETS BOND PORTFOLIO
   2017              17,029    11.85      12.07           202,741       4.87        0.30          1.15           8.52         9.43
   2016               2,185    10.92      11.03            24,058       5.23        0.30          1.15          11.89        10.30
   2015                  --     9.76      10.00                --        N/A         N/A           N/A            N/A          N/A

PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)
   2017              41,210    10.34      10.52           440,048       5.18        0.65          1.65           0.98         2.04
   2016              30,553    10.24      10.31           321,180       2.14        0.65          1.65           2.40         3.10
   2015                  --    10.00      10.00                --        N/A         N/A           N/A            N/A          N/A



--------------------------------------------------------------------------------
                                   SA-137

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
   2017               2,274    11.46      11.46            26,062       2.12        1.15          1.15          12.68        12.68
   2016                  --    10.17      10.27                --        N/A         N/A           N/A            N/A          N/A
   2015                  --     9.90       9.90                --        N/A         N/A           N/A            N/A          N/A

PIMCO HIGH YIELD PORTFOLIO (b)
   2017               9,493    10.23      10.24            97,194       3.25        1.00          1.15           2.30         2.40

PIMCO REAL RETURN PORTFOLIO
   2017               5,452    10.55      10.30            56,353       2.42        0.80          1.30           2.23         2.69
   2016               4,230    10.32      10.03            42,556       3.02        0.80          1.30           3.72         0.30
   2015                  --     9.95      10.00                --        N/A         N/A           N/A            N/A          N/A

PIMCO STOCKSPLUS(R) GLOBAL PORTFOLIO
   2017              75,299    10.66      13.65         1,012,108       3.31        0.65          1.10          21.69        22.20
   2016              90,795     8.76      11.17         1,001,166       4.99        0.65          1.10           6.44         6.99
   2015             100,922    10.33      10.44         1,048,340       5.77        0.65          1.00          (9.94)       (9.53)
   2014              98,388     9.65      11.54         1,132,519       0.00        1.00          1.65          (3.50)        0.17
   2013             120,761    11.42      11.52         1,389,777       4.09        1.15          1.55          14.20        15.20

PIMCO TOTAL RETURN PORTFOLIO
   2017             426,151    10.34      10.72         4,498,627       1.92        0.80          1.80           2.99         3.98
   2016             388,433    10.04      10.31         3,954,381       1.95        0.80          1.80           0.70         1.68
   2015             195,251     9.97      10.14         1,953,340       4.76        0.80          1.80          (1.38)       (0.39)
   2014             213,566     9.90      10.18         2,147,351       0.02        1.50          2.15           1.10         3.18
   2013             155,611     9.66       9.76         1,514,595       1.67        1.65          2.05          (3.40)       (2.40)

PIMCO UNCONSTRAINED BOND PORTFOLIO
   2017               2,342    10.69      10.72            25,100       1.59        1.00          1.15           3.69         3.78
   2016                 526    10.31      10.31             5,424       1.70        1.15          1.15           3.41         3.41
   2015                  --     9.97       9.97                --        N/A         N/A           N/A            N/A          N/A

PUTNAM VT ABSOLUTE RETURN 500 FUND
   2017               1,082    10.45      10.45            11,298        N/A        1.00          1.00           5.98         5.98
   2016               2,823     9.86       9.86            27,839        N/A        1.00          1.00          (0.30)       (0.30)
   2015                  --     9.89       9.89                --        N/A         N/A           N/A            N/A          N/A

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
   2017               2,105     9.99      10.02            21,077       1.38        1.00          1.15           0.81         0.91
   2016                 529     9.91       9.91             5,242       2.24        1.15          1.15          (1.00)       (1.00)
   2015                  --    10.01      10.01                --        N/A         N/A           N/A            N/A          N/A

PUTNAM VT EQUITY INCOME FUND
   2017             142,525    17.00      17.77         2,200,581       1.63        0.65          1.55          16.92        17.99
   2016             131,674    14.54      15.06         1,772,085       1.81        0.65          1.55          11.93        12.89
   2015             132,250    10.28      13.34         1,598,405       1.38        0.65          1.65          (4.64)       (3.61)
   2014              85,891    10.78      13.84         1,127,858       0.02        1.00          1.65           7.80        11.88
   2013              69,254    12.27      12.37           854,797       0.00        1.15          1.55          22.70        23.70

PUTNAM VT GLOBAL ASSET ALLOCATION FUND
   2017                 211    11.96      11.96             2,525        N/A        1.00          1.00          14.23        14.23
   2016                  --    10.46      10.56                --        N/A         N/A           N/A            N/A          N/A
   2015                  --     9.91       9.91                --        N/A         N/A           N/A            N/A          N/A



--------------------------------------------------------------------------------
                                   SA-138

   ----------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
PUTNAM VT GROWTH OPPORTUNITIES FUND
   2017              95,069    12.95      13.09         1,241,785       0.10        0.65          1.65          28.86        29.99
   2016              93,147    10.05      10.07           937,373        N/A        0.65          1.65           0.50         0.70

PUTNAM VT INCOME FUND
   2017             167,384    10.16      11.07         1,795,555       4.65        0.65          1.65           3.89         4.93
   2016             202,328     9.78      10.55         2,069,537       4.07        0.65          1.65           0.31         1.34
   2015             126,681     9.75      10.41         1,297,087       4.47        0.65          1.65          (3.08)       (2.07)
   2014             126,687    10.06      10.63         1,328,702       0.05        1.00          1.65           0.60         5.77
   2013              92,798     9.97      10.05           931,436       0.00        1.15          1.55          (0.30)        0.50

PUTNAM VT INTERNATIONAL VALUE FUND
   2017               2,102    12.13      12.13            25,488        N/A        1.15          1.15          23.27        23.27
   2016                  --     9.84       9.93                --        N/A         N/A           N/A            N/A          N/A
   2015                  --     9.84       9.84                --        N/A         N/A           N/A            N/A          N/A

PUTNAM VT INVESTORS FUND
   2017                 722    13.41      13.41             9,673       3.29        1.00          1.00          21.69        21.69
   2016                  --    11.00      11.11                --        N/A         N/A           N/A            N/A          N/A
   2015                  --     9.93       9.93                --        N/A         N/A           N/A            N/A          N/A

PUTNAM VT SMALL CAP VALUE FUND
   2017              16,584    13.09      13.32           218,624       0.42        0.30          1.15           6.68         7.51
   2016               1,086    12.27      12.60            13,515       0.92        0.65          1.15          25.98        26.00
   2015                  --     9.74      10.00                --        N/A         N/A           N/A            N/A          N/A

RATIONAL DIVIDEND CAPTURE VA FUND (a)
   2017              44,163    12.50      12.50           551,839       3.35        0.65          0.65          (2.19)       (2.19)
   2016              48,607    12.78      12.78           621,192       4.59        0.65          0.65           6.32         6.32
   2015              52,825    12.02      12.02           635,225       4.12        0.65          0.65          (3.76)       (3.76)
   2014              61,890       --      12.49           772,695       0.06        1.00          1.65           0.00         9.47
   2013              40,680       --      11.41           464,056       5.89        1.15          1.15           0.00        14.10

RATIONAL INSIDER BUYING VA FUND (a)
   2017                  --    14.21      14.21                --        N/A        0.65          0.65          16.76        16.76
   2016               1,312    12.17      12.17            15,973       0.65        0.65          0.65          10.24        10.24
   2015               1,444    11.04      11.04            15,941       0.54        0.65          0.65          (7.77)       (7.77)
   2014                  --       --      11.97            21,906       0.01        1.00          1.65          (2.68)         N/A
   2013                 659       --      12.30             8,110       0.62        1.15          1.15           0.00        23.00

TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO
   2017           3,605,951    11.26      11.77        42,098,877       1.44        0.80          1.70           8.69         9.69
   2016           4,215,100    10.36      10.73        44,920,806       1.28        0.80          1.70           4.23         5.20
   2015           4,722,020     9.94      10.20        47,923,196       1.12        0.80          1.70          (6.14)       (5.29)
   2014           5,410,046    10.59      10.77        58,078,237       0.01        1.50          2.15           1.15         1.99
   2013           3,849,561    10.46      10.56        40,517,497       0.81        1.65          2.05           4.60         5.60

TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO
   2017          11,346,408    11.62      12.15       136,582,650       1.50        1.05          1.95          15.16        16.27
   2016          12,995,802    10.09      10.45       134,839,257       1.55        1.05          1.95           3.49         4.40
   2015          15,007,842     9.75      10.01       149,388,737       1.23        1.05          1.95         (10.96)      (10.14)
   2014          18,563,205    10.95      11.14       206,071,238       0.01        1.50          2.15          (1.17)        0.09
   2013          11,985,213    11.04      11.17       133,130,668       0.96        1.65          2.05          10.40        11.70


--------------------------------------------------------------------------------
                                   SA-139

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
TOPS(R) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
   2017           7,306,581    11.68      12.21        88,440,769       1.53        0.90          1.80          11.77        12.85
   2016           8,670,083    10.45      10.82        93,171,220       1.48        0.90          1.80           4.29         5.15
   2015           9,861,679    10.02      10.29       100,919,706       1.18        0.90          1.80          (8.16)       (7.30)
   2014          11,650,572    10.91      11.10       128,858,944       0.01        1.50          2.15           0.65         1.56
   2013           9,298,289    10.81      10.93       101,174,719       0.93        1.65          2.05           8.10         9.30

(a)   Name change. See Note 1.

(b)   Investment addition. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income has been annualized for periods less than one year.

(2) These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 5.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4) Investment income ratios, expense ratios, and total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the net assets prior to the final withdrawal.

(5) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.



--------------------------------------------------------------------------------
                                   SA-140

FORETHOUGHT LIFE INSURANCE COMPANY
STATUTORY FINANCIAL STATEMENTS
As of December 31, 2017 and 2016 and for the Years Ended
December 2017, 2016, and 2015 and Supplemental Information for the Year Ended December 31, 2017

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
INDEX TO STATUTORY FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



Report of Independent Auditors                                                                                    F-3 - F-4

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus                                           F-5

Statutory Statements of Operations                                                                                      F-6

Statutory Statements of Changes in Capital and Surplus                                                                  F-7

Statutory Statements of Cash Flows                                                                                      F-8

Notes to Statutory Financial Statements                                                                          F-9 - F-40

Supplemental Information                                                                                               F-41

Supplemental Schedule of Selected Statutory Basis Financial Data                                                F-42 - F-43

Supplemental Schedule of Investment Risk Interrogatories                                                        F-44 - F-47

Summary Investment Schedule                                                                                            F-48


[PWC_K_LOGO]
                       REPORT OF INDEPENDENT AUDITORS


To the Board of Directors of
Forethought Life Insurance Company:

We have audited the accompanying statutory financial statements of Forethought Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2017 and 2016, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for the years ended December 31, 2017, 2016 and 2015.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the years ended December 31, 2017, 2016 and 2015.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the years ended December 31, 2017, 2016 and 2015, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

OTHER MATTER

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of selected statutory basis financial data, supplemental schedule of investment risk interrogatories and summary investment schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2017 and for the year then ended are presented to comply with the National Association of Insurance Commissioner's Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

[PRICEWATER_COOPER_LLP_K_SIG]

Boston, Massachusetts
April 10, 2018

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA
02210
T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
STATUTORY STATEMENTS OF ADMITTED ASSETS,
LIABILITIES, CAPITAL AND SURPLUS
AS OF DECEMBER 31, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands, except share amounts)


ASSETS                                                                              Notes          2017               2016
                                                                                   ------     ---------------     --------------
   Bonds                                                                                4     $   21,838,934      $  18,538,442
   Unaffiliated common stock                                                            4            146,375             41,400
   Preferred stocks                                                                     4              9,419              9,419
   Mortgage loans                                                                       4          3,659,739          2,431,557
   Cash and short-term investments                                                      5            866,556            255,936
   Derivatives                                                                          4            213,021             97,586
   Other invested assets                                                                4            247,523            201,833
                                                                                              ---------------     --------------
               Subtotal, cash and invested assets                                                 26,981,567         21,576,173
Deferred and uncollected premiums                                                       9             10,890             21,034
Investment income due and accrued                                                                    141,964            120,242
Current federal and foreign income tax recoverable                                      7                284             25,081
Net deferred tax asset                                                                  7                 --             66,967
Reinsurance recoverable                                                                              818,566              2,150
Other assets                                                                           15              2,915              5,007
Separate account assets                                                                16          3,475,127          3,094,339
                                                                                              ---------------     --------------
               Total admitted assets                                                          $   31,431,313      $  24,910,993
                                                                                              ===============     ==============
LIABILITIES
   Aggregate reserve for life policy and contracts                                            $   14,634,211      $  19,670,069
   Policy and contract claims                                                                          3,811              6,143
   Funds held under affiliate reinsurance treaty with unauthorized reinsurers                     10,253,113            170,191
   Transfers to separate accounts due or accrued                                                        (749)              (313)
   Asset valuation reserve                                                                           153,170             79,339
   Interest maintenance reserve                                                                       88,258            136,877
   Net deferred tax liability                                                           7              1,476                 --
   Reinsurance payable                                                                               868,943            (29,858)
   Other liabilities                                                                   15            358,470            152,389
   Separate account liabilities                                                        16          3,474,726          3,093,987
                                                                                              ---------------     --------------
               Total liabilities                                                              $   29,835,429      $  23,278,824
                                                                                              ===============     ==============
CAPITAL AND SURPLUS
   Common stock, $2,500 par value per share, 2,000 shares authorized,
     1,000 shares issued and outstanding at 2017 and 2016                                     $        2,500      $       2,500
   Surplus note                                                                        11            365,000            365,000
   Paid in surplus                                                                                   900,553            900,553
   Unassigned surplus                                                                                327,831            364,116
                                                                                              ---------------     --------------
               Total capital and surplus                                                           1,595,884          1,632,169
                                                                                              ---------------     --------------
               Total liabilities, capital and surplus                                         $   31,431,313      $  24,910,993
                                                                                              ===============     ==============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
STATUTORY STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars In thousands)


                                                                    Notes          2017             2016            2015
                                                                   ------     --------------    -------------   -------------
REVENUES
   Premiums and annuity considerations                                  8     $  (4,463,194)    $  5,416,246    $  6,772,869
   Net investment income                                                4         1,214,433          881,985         492,431
   Amortization of interest maintenance reserve                                      17,243           29,630          31,362
   Commissions and expense allowances on reinsurance ceded                          195,558           56,650         (28,681)
   Other income                                                        15            23,925           14,239         101,967
                                                                              --------------    -------------   -------------
               Total revenues                                                    (3,012,035)       6,398,750       7,369,948
BENEFITS AND EXPENSES
Benefits paid or provided for:
   Death benefits                                                                   211,523          323,022         341,109
   Annuity payments                                                                 189,671          193,508         157,746
   Accident and health claims                                                         7,936            9,111           9,867
   Interest and other payments on policy funds                                       36,248            6,614           3,500
   Surrender benefits                                                               762,544          419,739         345,691
   Change in policy reserves, deposit funds and other
     contract liabilities                                                        (5,421,445)       4,792,713       4,654,496
                                                                              --------------    -------------   -------------
               Total benefits                                                    (4,213,523)       5,744,707       5,512,409
Net transfers to separate accounts                                     16                64              (77)      1,200,864
Commissions                                                                         271,089          304,415         351,601
General insurance expenses                                                          208,768          189,344         153,530
Taxes, licenses and fees                                                             10,728           11,624           7,908
Change in loading expenses                                                           (1,484)          (2,431)           (419)
Other expenses                                                         15           367,497           15,978          11,474
                                                                              --------------    -------------   -------------
               Total benefits and expenses                                       (3,356,861)       6,263,560       7,237,367
                                                                              --------------    -------------   -------------
Net gain from operations before federal income taxes
   and realized capital losses                                                      344,826          135,190         132,581
Federal and foreign income taxes                                        7            20,571           28,305          42,201
                                                                              --------------    -------------   -------------
Net gain from operations before realized capital gains                              324,255          106,885          90,380
                                                                              --------------    -------------   -------------
Net realized capital gains (losses), net of tax and
   transfers to interest maintenance reserve                            4            27,848          (23,005)         (6,727)
                                                                              --------------    -------------   -------------
               Net income                                                     $     352,103     $     83,880    $     83,653
                                                                              ==============    =============   =============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars In thousands)


                                                                                                           Total
                                                                                                          Capital
                                               Capital      Paid in        Surplus      Unassigned          and
                                                Stock       Surplus         Notes         Surplus         Surplus
                                              --------    ----------     ----------     -----------    -------------
Balance at December 31, 2014                  $ 2,500     $  500,553     $       --     $  301,902     $    804,955
   Net income                                      --             --             --         83,653           83,653
   Change in unrealized capital loss               --             --             --           (154)            (154)
   Change in unrealized foreign
     exchange capital gain                         --             --             --           (597)            (597)
   Change in net deferred income tax               --             --             --         15,950           15,950
   Change in non-admitted assets                   --             --             --         (1,733)          (1,733)
   Change in surplus in separate accounts          --             --             --           (239)            (239)
   Change in asset valuation reserve               --             --             --        (14,680)         (14,680)
   Capital contribution                            --        325,000             --             --          325,000
   Dividend to stockholders                        --             --             --             --               --
   Suplus note                                     --             --             --             --               --
   Prior year reserve correction                   --             --             --        (18,032)         (18,032)
                                              --------    ----------     ----------     -----------    -------------
Balance at December 31, 2015                  $ 2,500     $  825,553     $       --     $  366,070     $  1,194,123
   Net income                                      --             --             --         83,880           83,880
   Change in unrealized capital loss               --             --             --         (3,726)          (3,726)
   Change in unrealized foreign
     exchange capital gain                         --             --             --             25               25
   Change in net deferred income tax               --             --             --         13,848           13,848
   Change in non-admitted assets                   --             --             --            907              907
   Change in surplus in separate accounts          --             --             --            227              227
   Change in asset valuation reserve               --             --             --         (7,115)          (7,115)
   Capital contribution                            --         75,000             --             --           75,000
   Dividend to stockholders                        --             --             --        (90,000)         (90,000)
   Suplus note                                     --             --        365,000             --          365,000
                                              --------    ----------     ----------     -----------    -------------
Balance as of December 31, 2016               $ 2,500     $  900,553     $  365,000     $  364,116     $  1,632,169
   NET INCOME                                      --             --             --        352,103          352,103
   CHANGE IN UNREALIZED CAPITAL GAIN               --             --             --         25,432           25,432
   CHANGE IN UNREALIZED FOREIGN
     EXCHANGE CAPITAL GAIN                         --             --             --            (14)             (14)
   CHANGE IN NET DEFERRED INCOME TAX               --             --             --        (49,602)         (49,602)
   CHANGE IN NON-ADMITTED ASSETS                   --             --             --         (1,567)          (1,567)
   CHANGE IN SURPLUS IN SEPARATE
     ACCOUNTS                                      --             --             --             69               69
   CHANGE IN ASSET VALUATION RESERVE               --             --             --        (73,831)         (73,831)
   CHANGE IN SURPLUS AS A RESULT OF
     REINSURANCE                                   --             --             --         15,124           15,124
   DIVIDEND TO STOCKHOLDERS                        --             --             --       (315,000)        (315,000)
   CHANGE IN SURPLUS DUE TO
     CEDED UNREALIZED GAINS                        --             --             --         (9,461)          (9,461)
   PRIOR YEAR RESERVE CORRECTION                   --             --             --         20,462           20,462
                                              --------    ----------     ----------     -----------    -------------
BALANCE AS OF DECEMBER 31, 2017               $ 2,500     $  900,553     $  365,000     $  327,831     $  1,595,884
                                              ========    ==========     ==========     ===========    =============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
STATUTORY STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars In thousands)


                                                                          2017              2016             2015
                                                                      --------------    -------------    -------------
CASH FROM OPERATIONS
   Premiums and annuity considerations                                $   3,499,481     $  5,406,225     $ 6,764,229
   Net investment income                                                    829,213          635,186          427,119
   Other income                                                              45,151           68,427           73,408
                                                                      --------------    -------------    -------------
              Total receipts from operations                              4,373,845        6,109,838        7,264,756
   Benefit and loss related payments                                        328,835          906,079          843,426
   Net transfers to separate accounts                                           500            2,896          949,164
   Commissions and expenses paid                                            911,185          521,897          546,009
   Federal income taxes paid                                                 61,335           64,432           43,385
                                                                      --------------    -------------    -------------
              Total payments from operations                              1,301,855        1,495,304        2,381,984
                                                                      --------------    -------------    -------------
              Net cash from operations                                    3,071,990        4,614,534        4,882,772
CASH FROM INVESTMENTS
   Proceeds from investments sold, matured or called
     Bonds                                                                7,548,957        5,238,604        4,148,343
     Stocks                                                                  19,000            4,000               --
     Other invested assets                                                  242,680          183,469          184,297
     Mortgage loans                                                         386,332          454,935           82,180
     Miscellaneous Proceeds                                                     581           93,081               --
                                                                      --------------    -------------    -------------
              Total cash proceeds from investments                        8,197,550        5,974,089        4,414,820
   Cost of investments acquired
     Bonds                                                               10,250,043       10,103,943        7,978,381
     Stocks                                                                 123,973           28,750               --
     Other invested assets                                                  574,960          411,915          175,687
     Mortgage loans                                                       1,606,373        1,259,617        1,093,540
                                                                      --------------    -------------    -------------
              Total cost of investments acquired                         12,555,349       11,804,225        9,247,608
     Net increase in policy loans and premium notes                              16              460              257
                                                                      --------------    -------------    -------------
              Net cash used for investments                              (4,357,815)      (5,830,596)      (4,833,045)
CASH FROM FINANCING AND OTHER SOURCES
     Surplus note                                                                --          365,000               --
     Capital and paid in surplus                                                 --           43,137          325,000
     Net deposits on deposit-type contracts                                 417,273          550,184             (455)
     Dividends to stockholders                                              224,240           (5,786)              --
     Net change in funds held for reinsurers                              1,489,639               --            6,169
     Net change in derivative collateral and repurchase agreements          121,657               --               --
     Other cash (applied) provided                                           92,116          (16,915)         (10,290)
                                                                      --------------    -------------    -------------
              Net cash from financing and other sources                   1,896,445          935,620          320,424
                                                                      --------------    -------------    -------------
   Net change in cash and short-term investments                            610,620         (280,442)         370,151
   Beginning of the year                                                    255,936          536,378          166,227
                                                                      --------------    -------------    -------------
   End of the year                                                    $     866,556     $    255,936     $   536,378
                                                                      ==============    =============    =============
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES
     Non-cash capital and paid in surplus                                        --           31,863               --
     Non-cash dividends to stockholders                                      90,760           84,214               --



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





1.    ORGANIZATION AND NATURE OF OPERATIONS

Forethought Life Insurance Company ("FLIC" or "the Company") is a stock life insurance company organized under the provisions of the laws of the state of Indiana. The Company is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company. GAFG is partially owned by the Goldman Sachs Group, Inc. ("GS"). Prior to December 29, 2017, the Company was owned by Commonwealth Annuity, a 95% owner, and Forethought Services LLC ("FFSI"), a 5% owner.

The Company sells preneed and final expense life insurance, variable and fixed annuities. The Company is licensed in 49 states, the District of Columbia and Puerto Rico. Since its inception, FLIC has marketed nonparticipating individual and group life insurance products used to fund prearranged funerals. FLIC's life insurance products are sold by independent agents typically associated with funeral homes or cemeteries, and other funeral home representatives. Beginning in 2007, the Company began to market fixed indexed annuities through independent marketing organizations, and in 2008 the Company began to market preneed and final expense policies. In 2010, the Company began to market Medicare supplement insurance, and prior to December 31, 2014, the Company sold Medicare Supplement Insurance.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Indiana ("Indiana SAP"), which differ in some respects from accounting principles generally accepted in the United States of America ("GAAP"). Prescribed statutory accounting practices ("SAP") include publications of the National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" ("NAIC SAP"), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

- Bonds which are "available-for-sale" or "trading" are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

- Derivatives are carried at fair value. However, changes in unrealized capital gains and losses are not recognized in net income, but as changes to surplus;

- The Asset Valuation Reserve ("AVR") is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets. The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;

- The Interest Maintenance Reserve ("IMR") is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes. The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold. In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to a non-admitted asset. Under GAAP, no such reserve is required;

- Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP. Under NAIC SAP, such items are recorded as expenses when incurred;

- Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, instead of using experience-based expense, interest, morbidity, mortality and voluntary withdrawal assumptions, with provision made for adverse deviation or the fair value method as elected with the closed block and no lapse guarantee products under GAAP;

- Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities. Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




- Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income. Deferred tax assets are also subject to an admissibility test under NAIC SAP;

- Under NAIC SAP, certain items are designated as "non-admitted" assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents' balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

- Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly. NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary's underlying statutory capital and surplus as unamortized goodwill on the parent company's books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

- Under GAAP accounting, Value of Business Acquired (VOBA) represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the purchased in-force insurance contract liabilities. For most products, VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits from surrender charges, investment income, hedges, mortality, net of reinsurance ceded and expense margins and actual realized gains and losses on investments. For UL products with secondary guarantees, VOBA is amortized in relation to the emergence of death benefits, and for most traditional life products, VOBA is amortized in relation to the pattern of U.S. GAAP reserves. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission. Ceding commission expenses are recognized in income on the date of the transaction. Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge.

- Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves. Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

- Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

- Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company has elected to carry the funds withheld assets at amortized cost;

- Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

- Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of the subsidiaries is recorded as other invested assets and investment in common stocks of affiliated entities.

- Surplus notes are instruments which have characteristics of both debt and equity, and are subject to strict control by the reporting entity's domiciliary regulator. Under NAIC SAP, surplus notes issued by a reporting entity are classified as an increase to surplus, and accrued interest payable is recognized only when approval to pay such interest has been obtained by the regulator. Under GAAP, surplus notes are classified as debt, and interest payable is incurred on a straight-line basis.

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




USE OF ESTIMATES
The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ significantly from those estimates. Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities, accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

INVESTMENTS
BONDS
The NAIC classifies bonds into six quality categories. These categories range from 1 (the highest) to 5 (the lowest) for non-defaulted bonds, and category 6 for bonds in default. Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loan-backed and structured securities ("LBASS"), are stated at amortized cost using the modified scientific method, or fair value in accordance with the "Purposes and Procedures Manual ("P & P Manual") of the NAIC Capital Markets and Investment Analysis Office" ("CMIAO"). Fair values are measured in accordance with the Statements of Statutory Accounting Principles ("SSAP") No. 100 Fair Value Measurements ("SSAP No. 100"). Short-term investments are highly liquid investments readily convertible to cash, with maturities of greater than 90 days and less than one year at time of purchase and are reported at amortized cost.

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO. Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The prospective adjustment method is used on most non-agency LBASS. Fair values are based on quoted market prices. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis. The Company reviews securities at least quarterly for other-than-temporary impairments using current cash flow assumptions.

The NAIC has contracted with PIMCO and Blackrock, for non-agency RMBS and Commercial Mortgage Backed Securities ("CMBS"), to provide expected loss information, which the Company uses to determine the appropriate NAIC designations for accounting, and risk-based capital ("RBC") calculations.

COMMON STOCK
Unaffiliated common stocks are reported at fair value based on quoted market prices or determined internally utilizing available market data and financial information pertaining to the underlying company. The related net unrealized gains or losses are reported in unassigned surplus. The related adjustment for federal income taxes is included in deferred income taxes in unassigned surplus.

MORTGAGE LOANS
Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value.

Commercial mortgage loans ("CMLs") acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the United States. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




FINANCIAL INSTRUMENTS AND DERIVATIVES
In the normal course of business, the Company enters into transactions involving various types of financial instruments including derivatives. Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded"). Exchange-traded derivatives are transacted through a regulated exchange via clearing merchants. By incorporating the clearinghouse and its guarantees of counterparty performance, credit risk is mitigated.

The Company primarily uses OTC derivatives to hedge its exposure to fixed annuity and preneed products. Some annuity products provide policy holders the potential return that is linked to the market while some preneed products provide death benefits with growth rates determined by various consumer price indexes ("CPI"). Fixed index annuity contracts credit interest based on certain indices, primarily the Standard & Poor's 500 Composite Stock Price Index. OTC call options and call spreads are purchased to hedge the growth in interest credited to the customer as a direct result of increases in the related indices. Upon exercise, the Company will receive the fair value of the call options and call spreads. For life products whose death benefit growth rate is determined by various consumer price indexes "CPI", the Company has hedged this risk by entering into CPI swaps. The Company values the OTC options utilizing the Black-Scholes and Heston models. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. The parties with whom the Company enters into OTC option contracts are highly rated financial institutions. Contracts are also fully supported by collateral, which minimizes the credit risk associated with such contracts. The Company considers these derivatives to be effective hedges in accordance with SSAP No. 86, DERIVATIVES ("SSAP 86"). Under such treatment, the equity index options are marked to market, with changes in unrealized gains or losses reported as a component of net investment income. Upon expiry, the difference between the cash proceeds and cost is also recognized as a component of net investment income. The CPI swaps are carried at book value consistent with the hedged liabilities.

The Company also owns foreign currency denominated bonds that generate exposure to FX risk. The Company has hedged this risk by entering into foreign currency swaps. Under the terms of the swaps, the Company pays fixed and floating rate terms denominated in foreign currency and receives fixed USD. The Company considers these derivatives to be cash flow hedges. Under such treatment, the unrealized gains and losses on are recorded consistent with the bonds hedged.

LOW INCOME HOUSING CREDITS
The Company holds investments in Low Income Housing Tax Credits with 10 years remaining of unexpired tax credits and with a required holding period of 15 years.

OTHER INVESTED ASSETS
Other invested assets consist of investment in a partnerships, joint ventures and LLC's. The Company values these interests based upon the investment method and their proportionate share of the underlying GAAP equity of the investment.

CASH AND SHORT-TERM INVESTMENTS
Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of 90 days or less as cash equivalents. Cash equivalent investments are stated at amortized cost. The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments. Short-term investments are stated at amortized cost.

INVESTMENT INCOME
Investment income is recognized on an accrual basis. Any investment income which is over 90 days past due is excluded from surplus. Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

CAPITAL GAINS AND LOSSES
Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The IMR establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to assets and is non-admitted. Net realized gains and losses charged to the IMR are amortized into revenue over the remaining life of the investment sold.

Changes in non-admitted asset carrying amounts of bonds and mortgages on real estate are credited directly to unassigned surplus.

The Company evaluates mortgages for impairment based on the credit quality of the borrowers ability to pay, common stocks, which are primarily affiliated companies, based on the underlying financial condition of those companies, and joint ventures, partnerships and Limited Liability Companies (LLC's) when it is probable that it will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings that would justify the carrying value of the investment.

At least quarterly, management reviews impaired securities for other-than temporarily impairment ("OTTI"). The Company considers several factors when determining if a security is other-than-temporarily impairment, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer's ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

RECOGNITION OF PREMIUM INCOME AND ACQUISITION COSTS
Preneed premiums are recognized as income over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts, such as supplemental contracts, dividend accumulations, and premium and other deposit funds are recorded as a liability when received. Considerations for inforce block liabilities assumed are recognized as premium income when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts

DEPOSIT ACCOUNTING
In accordance with SSAP No. 61R, LIFE, DEPOSIT-TYPE AND ACCIDENT AND HEALTH REINSURANCE ("SSAP 61R") and Actuarial Guidance A791 "Life and Health Reinsurance Contracts", deposits and returns of deposits are recorded directly on the balance sheet with an offset to surplus, instead of carried through the Statements of Operations. Fee income and expenses are recorded as earned / incurred. The liabilities under applicable treaties are re-categorized as deposit liabilities rather than reserves, and any unpaid settlements are categorized as other payables or receivables rather than reinsurance payables / receivables.

MODIFIED COINSURANCE AND FUNDS WITHHELD RESERVE ADJUSTMENT
In accordance with SSAP No. 61R, the cedant retains invested assets supporting ceded reserves for modified coinsurance or funds withheld coinsurance. The counterparties settle the statutory net income. The significant contributors to this settlement are premiums, transfers from separate accounts, change in statutory reserves, mark-to-market of the derivative portfolio and other investment returns.

POLICY AND CONTRACT CLAIMS
The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




INSURANCE RESERVES AND ANNUITY AND OTHER FUNDS
RESERVING PRACTICES
Reserves for life insurance policies are based on amount of insurance, issue age, duration, and premium paying pattern. Interest rates range from 3.0% to 5.5%, depending on the date of policy issue. The majority of reserves are calculated using the 1980 CSO Mortality Table. Tabular interest on funds not involving life contingencies have been determined by formula as described in the NAIC Annual Statement Instructions.

Reserves for a majority of the annuity contracts are determined in accordance with Commissioners' Annuity Reserve Valuation Method ("CARVM"). Valuation interest rates range from 3.0% to 6.25% based on the date of issue. The majority of reserves are calculated using the Annuity 2000 mortality table.

All policies issued by the Company had gross premiums in excess of net premiums.

Substandard policies are reserved in relation to net amount at risk.

FEDERAL INCOME TAXES
Deferred federal income taxes are calculated as defined by SSAP No. 101, INCOME TAXES ('SSAP No. 101"). SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax reporting. The deferred tax assets are then subject to an admissibility test, which can limit the amount of deferred tax assets that are recorded. The deferred federal income taxes result primarily from insurance reserves, policy acquisition expenses, ceding commissions, tax credit carryforwards, and net operating loss and capital loss carryforwards.

SEPARATE ACCOUNTS
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity and variable life insurance contract holders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations. The investment income gains and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected as other income. The fair value of assets and liabilities held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for separate account liabilities.

The Company receives fees for assuming mortality and certain expense risks. Such fees are included in Other Income in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method ("VACARVM") under Actuarial Guideline 43 ("AG 43").

TRANSFERS FROM SEPARATE ACCOUNTS DUE OR ACCRUED, AND ACCRUED EXPENSE
     ALLOWANCE
The Company records a negative liability due from the separate accounts which primarily represents amounts that are held for policy account values in excess of statutory reserves, and certain other policy charges, including cost of insurance charges, administrative charges and guaranteed minimum death benefit ("GMDB") charges, partially offset by associated reinsurance credits. This negative liability due from the separate accounts also includes assumed and ceded business. Amounts held in excess of the statutory reserves cannot be transferred from the separate account unless the policy is terminated or the policy account value is withdrawn.

GUARANTY FUND ASSESSMENTS
Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

RECENT ACCOUNTING STANDARDS
Effective for periods ending December 31, 2017, the Statutory Accounting Principles Working Group made amendments to SSAP 2R, CASH, CASH EQUIVALENTS, DRAFTS, AND SHORT-TERM INVESTMENTS, such that class one money market funds, which had previously been categorized as short-term investments, are prospectively categorized as cash equivalents. The Company has reflected such investments as cash equivalents in December 31, 2017 balances.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




In November, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP100 -- FAIR VALUE, to allow net asset value (NAV) per share as a practical expedient to fair value either when specifically named in a SSAP or when specific conditions exist. This revision adopts, with modification, applicable GAAP guidance, allowing consistency in reporting for when FASB allows use of NAV. This guidance is effective commencing January 1, 2018, and the Company will prepare to adopt these revisions in the 2018 financial statements.

In June, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP37 -- MORTGAGE LOANS, which requires the disclosure to include both participant and a co-lender in a mortgage loan. This guidance was effective on the adoption date. The Company has no investments which were impacted by this guidance.

In April, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP26 -- BONDS, to remove SVO-identified instruments from the definition of a bond and provide separate guidance for these instruments. The Company shall report these at fair value, unless a systematic value approach is adopted. However, once a systematic approach is adopted the Company may not return to fair value. This guidance is effective commencing December 31, 2017. For the year ended December 31, 2017, the Company has elected to not use a systematic value measurement methodology, but expects to elect a systematic value measurement methodology for such securities in 2018.

In April, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP69 -- STATEMENT OF CASH FLOW, to clarify the classification of certain cash receipts and cash payments. The Company must elect a method for classifying distributions received from Equity Method Investees including Nature of Distribution Approach. Returns on investments are classified as cash flows from operating activities and return of investments are classified as cash flows from investing activities. This guidance was effective on the adoption date. There is no impact on the Company's financial information based upon the clarified guidance.

In March, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP35R -- GUARANTY FUND AND OTHER ASSESSMENTS, which requires discounting of long-term care guaranty fund assessments and related assets. This guidance is effective for reporting periods after January 1, 2017. There is no material impact on the Company based upon the new guidance.

In June, 2016, the Statutory Accounting Principles Working Group adopted revisions to SSAP26 -- BONDS, to clarify accounting recognition of prepayment penalties or acceleration fees on callable bonds. Companies shall recognize net investment income for prepayment penalties representing the excess of consideration over the par value of the settled callable bonds. Additionally, companies shall recognize a realized gain or loss representing the difference between the par value and the carrying value of the bond. This guidance was effective commencing January 1, 2017, and the Company has implemented the clarified guidance and disclosed required information related to prepayment penalties in the 2017 financial statements.

Certain previously reported amounts have been reclassified to conform to the current year presentation.

CORRECTION OF ERRORS
The Company discovered reporting errors for the prior period during a conversion of the Company's valuation system. The impact of these errors, totaling $20,462, after tax, has been reported as an adjustment to opening surplus per SSAP No. 3, ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS.


3.    PRESCRIBED AND PERMITTED ACCOUNTING PRACTICES

The Indiana Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Indiana Insurance Law. The NAIC's Accounting Practices & Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Indiana. The commissioner of the Indiana Department (the "Commissioner") has the right to permit other specific practices that deviate from prescribed practices.

The Company, with the permission of the Commissioner, uses the Plan Type A discount rate with a guaranteed duration of less than five years under Actuarial Guideline 33 (AG33) on the entire in-force block of annuities with Guaranteed Minimum Withdrawal Benefits issued prior to October 1, 2013. By definition, AG33 would require the defined payments of the Guaranteed Lifetime Income Benefit (GLIB) benefit stream to be discounted using the Type B or Type C rate until the policy's contract value is exhausted and the additional payments to be discounted using the Type A rate.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




The differences between NAIC SAP and Indiana SAP relate to reserve valuation prescribed by AG33. The differences are reflected in "increase in reserves for future policy benefits" for net income, and in "reserves for future policy benefits" for surplus.

A reconciliation of the Company's net income and capital and surplus between the practices prescribed and permitted by the State of Indiana and NAIC SAP is shown below:

                                                                                          DECEMBER 31,
                                                                      -----------------------------------------------------
                                                                          2017                2016                2015
                                                                      -------------       -------------       -------------
Net income, Indiana basis                                             $    352,103        $     83,880        $     83,653

Indiana permitted practice:

      State permitted practices that increase /
        (decrease) NAIC SAP                                                (17,343)               (409)               (417)
                                                                      -------------       -------------       -------------
            Net income, NAIC statutory accounting practices           $    334,760        $     83,471        $    (84,070)
                                                                      =============       =============       =============

Statutory surplus, Indiana basis                                      $  1,595,884        $  1,632,169        $  1,194,123

Indiana permitted practice:

      State permitted practices that increase /
        (decrease) NAIC SAP                                                (28,256)            (10,913)            (10,660)
                                                                      -------------       -------------       -------------
            Statutory surplus, NAIC statutory
              accounting practices                                    $  1,567,628        $  1,621,256        $  1,183,463
                                                                      =============       =============       =============

4.    INVESTMENTS

BONDS
BOOK ADJUSTED/CARRYING VALUES AND FAIR VALUES
The book adjusted/carrying value and fair value of investment in bonds and short term investments are as follows:

                                                                        DECEMBER 31, 2017
                                                    -------------------------------------------------------
                                                        BOOK/
                                                      ADJUSTED         GROSS         GROSS
                                                      CARRYING      UNREALIZED    UNREALIZED
                                                        VALUE          GAINS        LOSSES      FAIR VALUE
                                                    ------------   -----------   -----------   ------------
BONDS AND SHORT TERM INVESTMENTS
  U.S. GOVERNMENT SECURITY OBLIGATIONS              $     12,165    $     485     $    (292)   $     12,358
  ALL OTHER GOVERNMENTS                                   72,381        4,314            (5)         76,690
  STATES AND POLITICAL SUBDIVISIONS                       98,819        4,421          (586)        102,653
  SPECIAL REVENUE AND SPECIAL
  ASSESSMENT OBLIGATIONS                               1,035,121       62,364        (2,510)      1,094,975
  HYBRID                                                      --           --            --              --
  INDUSTRIAL AND MISCELLANEOUS                        20,570,305      843,536       (74,068)     21,339,774
  PARENT, SUBSIDIARIES AND AFFILIATES                         --           --            --              --
  U.S. STATES, TERRITORIES AND POSSESSIONS                    --           --            --              --
  ETF BONDS                                               50,144           76            --          50,220
                                                    ------------   -----------   -----------   ------------
TOTAL BONDS                                           21,838,935      915,196       (77,461)     22,676,670
  SHORT-TERM INVESTMENTS                                 553,054        1,277            --         554,331
                                                    ------------   -----------   -----------   ------------
TOTAL BONDS AND SHORT TERM INVESTMENTS              $ 22,391,989    $ 916,473     $ (77,461)   $ 23,231,001
                                                    ============   ===========   ===========   ============

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




                                                                                December 31, 2016
                                                         --------------------------------------------------------------

                                                              Book/
                                                            Adjusted          Gross           Gross
                                                            Carrying       Unrealized      Unrealized
                                                              Value           Gains          Losses         Fair Value
                                                         -------------     -----------     -----------    -------------
Bonds and Short Term Investments
   U.S. government security obligations                  $       9,226      $     523      $     (227)    $       9,522
   All other governments                                        48,260            290            (723)           47,827
   States and political subdivisions                         1,051,760         55,592         (15,509)        1,091,843
   Special revenue and special assessment obligations        6,295,720        140,997        (110,486)        6,326,231
   Industrial and miscellaneous                             11,128,476        163,189        (191,119)       11,100,546
   ETF Bonds                                                     5,000             39              --             5,039
                                                         -------------     -----------     -----------    -------------
Total bonds                                                 18,538,442        360,630        (318,064)       18,581,008
   Short-term investments                                      168,199             --              --           168,199
                                                         -------------     -----------     -----------    -------------
Total bonds and short term investments                   $  18,706,641      $ 360,630      $ (318,064)    $  18,749,207
                                                         =============     ===========     ===========    =============

The book adjusted/carrying value and fair value of bonds by contractual maturity at December 31, 2017 are shown below. Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligations back to the issuers. Mortgage-backed securities are included in the category representing their stated maturity.

                                                                                             BOOK/
                                                                                           ADJUSTED
                                                                                           CARRYING
                                                                                             VALUE        FAIR VALUE
                                                                                        -------------    ------------
Due in one year or less                                                                 $     342,518    $    342,779
Due after one year through five years                                                       1,527,090       1,539,858
Due after five years through ten years                                                      1,721,977       1,740,262
Due after ten years                                                                         2,943,469       3,178,698
Mortgage backed and asset backed securities                                                15,856,934      16,429,403
                                                                                        -------------    ------------
              Total                                                                     $  22,391,988    $ 23,231,000
                                                                                        =============    ============

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





The following tables provide information about the Company's bonds that have been continuously in an unrealized loss position:

                                                                DECEMBER 31, 2017
                                  ----------------------------------------------------------------------------
                                   LESS THAN OR EQUAL TO          GREATER THAN
                                       TWELVE MONTHS              TWELVE MONTHS                 TOTAL
                                  ------------------------  ------------------------  ------------------------
                                                   GROSS                     GROSS                     GROSS
                                                UNREALIZED                UNREALIZED                UNREALIZED
                                  FAIR VALUE      LOSSES    FAIR VALUE      LOSSES    FAIR VALUE      LOSSES
                                  -----------  -----------  -----------  -----------  -----------  -----------
BONDS:
  UNITED STATES GOVERNMENT        $     4,907   $     (92)  $     4,814   $    (200)  $     9,721   $    (292)
  ALL OTHER GOVERNMENTS                 2,220          (5)           --          --         2,220          (5)
  STATES AND POLITICAL
    SUBDIVISIONS                        1,929         (22)       11,436        (564)       13,365        (586)
  SPECIAL REVENUE AND SPECIAL
  ASSESSMENT OBLIGATIONS              127,202      (1,865)       29,251        (645)      156,453      (2,510)
  PARENT, SUBSIDIARIES AND
    AFFILIATES                             --          --            --          --            --          --
  U.S. STATES, TERRITORIES AND
    POSSESSIONS                            --          --            --          --            --          --
  INDUSTRIAL AND MISCELLANEOUS      4,122,603     (30,315)    1,508,739     (43,752)    5,631,341     (74,068)
                                  -----------  -----------  -----------  -----------  -----------  -----------
      TOTAL BONDS                 $ 4,258,861   $ (32,300)  $ 1,554,240   $ (45,161)  $ 5,813,101   $ (77,461)
                                  ===========  ===========  ===========  ===========  ===========  ===========

                                                                       December 31, 2016
                                      -----------------------------------------------------------------------------------

                                         Less than or equal to           Greater than
                                             Twelve Months               Twelve Months                    Total
                                      --------------------------   -------------------------   --------------------------
                                                        Gross                       Gross                        Gross
                                                     Unrealized                  Unrealized                   Unrealized
                                       Fair Value      Losses      Fair Value      Losses       Fair Value      Losses
                                      -----------    -----------   -----------   -----------   ------------   -----------
Bonds:
   United States government           $     5,180    $     (198)   $       848   $      (29)   $     6,028    $     (227)
   All other governments                   32,711          (723)        32,711         (723)
   States and political subdivisions      270,622        (9,677)        41,057       (5,832)       311,679       (15,509)
   Special revenue and special
   assessment obligations               2,733,476       (97,559)       195,874      (12,928)     2,929,350      (110,487)
   Industrial and miscellaneous         3,742,341       (81,498)     2,500,784     (109,620)     6,243,125      (191,118)
                                      -----------    -----------   -----------   -----------   ------------   -----------
      Total bonds                     $ 6,784,330    $ (189,655)   $ 2,738,563   $ (128,409)   $ 9,522,893    $ (318,064)
                                      ===========    ===========   ===========   ===========   ============   ===========

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized costs basis is recovered. The Company recognized $12,999 of impairments in 2017 and no impairments in 2016.

As of December 31, 2017 and 2016, the number of securities in an unrealized loss position for over 12 months consisted of 388 and 404, respectively.

In the course of the Company's asset management, no securities have been sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio.

The Company did not hold any 5* securities as of December 31, 2017 and December 31, 2016, respectively.

SUBPRIME MORTGAGE RELATED RISK EXPOSURE
While the Company holds no direct investments in subprime mortgage loans, the Company has limited exposure to subprime borrowers, through direct investments in primarily investment grade securities with underlying subprime exposure. The Company's definition of subprime is predominantly based on borrower statistics from a residential pool of mortgages. Included in the statistics evaluated is the average credit score of the borrower, the loan-to-value ratio, the debt-to-income

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




statistics, and the diversity of all these statistics across the borrower profile. As is true for all securities in the Company's portfolio, the Company reviews the entire portfolio for impairments at least quarterly. Included in that analysis are current delinquency and default statistics, as well as the current and original levels of subordination on the security.

The Company has indirect subprime exposure through the following investments:

                                                                  DECEMBER 31, 2017
                                                -----------------------------------------------------
                                                                  BOOK /                  OTHER THAN
                                                                 ADJUSTED                  TEMPORARY
                                                              CARRYING VALUE              IMPAIRMENT
                                                                (EXCLUDING                  LOSSES
                                                 ACTUAL COST     INTEREST)    FAIR VALUE  RECOGNIZED
                                                 -----------  --------------  ----------  -----------
LOAN BACKED AND STRUCTURED SECURITIES             $514,698       $ 526,326     $602,484       $--
                                                 -----------  --------------  ----------  -----------
TOTAL                                             $514,698       $ 526,326     $602,484       $--
                                                 ===========  ==============  ==========  ===========

                                                                           December 31, 2016
                                                      ---------------------------------------------------------
                                                                         Book /                      Other Than
                                                                        Adjusted                      Temporary
                                                                     Carrying Value                  Impairment
                                                                       (excluding                      Losses
                                                       Actual Cost      interest)      Fair Value    Recognized
                                                      ------------   --------------    ----------   -----------
Loan backed and structured securities                      $--          $ 639,780      $ 658,114         $--
                                                      ------------   --------------    ----------   -----------
Total                                                      $--          $ 639,780      $ 658,114         $--
                                                      ============   ==============    ==========   ===========

MORTGAGE LOANS
MATURITIES
The maturity distribution for mortgages is as follows:

                                                             YEAR ENDED
                                                            DECEMBER 31,
                                                     -------------------------
                                                        2017        PERCENTAGE
                                                     ----------    -----------
                                2018                 $   57,001        1.56%
                                2019                    240,921        6.58%
                                2020                    442,290       12.09%
                                2021                    290,231        7.93%
                                2022 and thereafter   2,629,296       71.84%
                                                     ----------    -----------
                                Total                $3,659,739      100.00%
                                                     ==========    ===========

REGIONS AND TYPE
The Company evaluates all of its mortgage loans for impairment. This evaluation considers the borrower's ability to pay and the value of the underlying collateral. When a loan is impaired, its impaired value is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, except that as a practical expedient, the impaired value may be based on a loan's observable market price (where available), or the fair value of the collateral if the loan is a collateral-dependent loan. An allowance is established for the difference between the loan's impaired value and its current carrying value. Additional allowance amounts established for incurred but not specifically identified impairments in the mortgage portfolio, based on analysis of market loss rate data, adjusted for specific characteristics of the Company's portfolio and changes in economic conditions. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

During 2017, the Company recognized total impairments of $6,071 on mortgage loans, $4,060 of which recorded as a reduction to the carrying value of loans, and $2,011 was established as a loan loss allowance. During 2016 and 2015, no impairments were recorded but the Company had established a loan allowance for mortgage loans as of December 31, 2016 and 2015 in the amount of $4,348 and $395, respectively.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




Mortgage loans are collateralized by the underlying properties. Collateral for commercial mortgage loans and residential loans must meet or exceed 125% of the loan at the time the loan is made. The Company grants only commercial and residential loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 18.67% of our total exposure in any state at December 31, 2017. The following tables present the Company's CMLs by geographic region and property type:

                                                                 YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------
                                                     2017       PERCENTAGE       2016       PERCENTAGE
                                                  ----------    -----------   ----------    ----------
Atlantic                                          $1,073,149        29.32%     $ 786,260       32.34%
Mountain                                             221,710         6.06%       191,445        7.87%
New England                                          215,214         5.88%       139,076        5.72%
North Central                                        521,511        14.25%       196,958        8.10%
Pacific                                              862,823        23.58%       541,351       22.26%
South Central                                        765,332        20.91%       576,467       23.71%
                                                  ----------    -----------   ----------    ----------
         Total                                    $3,659,739       100.00%     $2,431,557      100.00%
                                                  ==========    ===========   ==========    ==========


The mortgage loans by type are as follows:

                                                                   YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------
                                                      2017        PERCENTAGE       2016       PERCENTAGE
                                                   -----------    ----------    ----------    ----------
Retail                                             $   311,383        8.51%     $  265,424       10.92%
Office                                                 647,478       17.69%        432,500       17.79%
Industrial                                             328,234        8.97%        182,741        7.52%
Residential                                          1,109,818       30.33%        828,724       34.08%
Other                                                1,262,826       34.50%        722,168       29.69%
                                                   -----------    ----------    ----------    ----------
         Total                                     $ 3,659,739      100.00%     $2,431,557      100.00%
                                                   ===========    ==========    ==========    ==========


In 2017 the minimum and maximum rates of interest received for commercial and residential loans were 3.00% and 5.35%. The maximum percentage of any one loan to the value of the security at the time of the loan was 86.81%. In 2016, the minimum and maximum rates of interest received for commercial loans were 1.00% and 12.75%. In 2015, the minimum and maximum rates of interested received for commercial loans were 1.00% and 9.95%.

DERIVATIVES AND HEDGING ACTIVITIES
The Company utilizes various derivative instruments to hedge risk identified in the normal course of its insurance business. The Company owns equity index options to limit its net exposure to equity market risk. The Company also owns the currency and CPI swaps to hedge the currency and inflation risk. The Company mitigates the adverse market and general business risk by entering into equity index futures and total return swaps. The Company receives collateral from its derivative counterparties to limit credit risk.

The Company's derivative portfolio consists of equity index call options and spreads to hedge equity exposure associated with Equity Indexed Annuities underwritten. The Company utilizes the CPI swaps to hedge the exposure to inflation risk associated with its prefunded funeral insurance business. The Company entered into currency swaps to limit its currency exposure from GBP denominated assets. The Company limits the adverse market and general business risk by entering into equity index futures, swaptions and total return swaps. The total carrying values of derivative assets were $213,021 and $97,586 as of December 31, 2017 and 2016, respectively.

The Company's derivatives meet the criteria for effective hedges in accordance with SSAP No.86. Under such treatment, the equity index options are marked to market, with changes in unrealized gains or losses reported as a component of net investment income. Upon expiry, the difference between the cash proceeds and cost is also recognized as a component of net investment income. The CPI swaps are carried at book value consistent with the hedged liabilities. The FX unrealized gains or losses on currency swaps are recoded consistent with the GBP bonds hedged. The total net investment income recognized from derivative instruments were $141,246 as of December 31, 2017, of which, equity index options generated $143,849 net investment income.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




The current credit exposure of the Company's over the counter derivative contracts is limited to the fair value of $188,119 as of December 31, 2017. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining full collaterals of $190,198 from counterparties as of December 31, 2017. In the event of the nonperformance by the counterparties, the Company has the right to the collaterals pledged by counterparties. The exchange-traded futures are affected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The fair value of the derivative assets and liabilities by risk hedged were as follows:

                                                                            AS OF DECEMBER 31, 2017
                                                                   ----------------------------------------
                                                                    DERIVATIVE    DERIVATIVE     NOTIONAL
RISK HEDGED                                                           ASSETS      LIABILITIES     AMOUNTS
------------------------------------------                         -----------    -----------   -----------
EQUITY/INDEX                                                        $ 211,411      $     --     $ 5,509,051
INFLATION                                                                  --        22,919         180,540
CURRENCY                                                                1,237            --           9,379
INTEREST RATES                                                            518            --         215,000
ADVERSE MARKET                                                             --           144             412
                                                                   -----------    -----------   -----------
GROSS FAIR VALUE OF DERIVATIVE INSTRUMENTS                          $ 213,166      $ 23,064     $ 5,914,382
                                                                   ===========    ===========   ===========


OFFSET PER SSAP NO. 64                                                    144          (144)
                                                                   -----------    -----------
NET FAIR VALUE OF DERIVATIVE INSTRUMENTS                            $ 213,021      $ 22,919
                                                                   ===========    ===========


                                                                                       As of December 31, 2016
                                                                              -----------------------------------------
                                                                              Derivative     Derivative      Notional
Risk Hedged                                                                     Assets       Liabilities      Amounts
------------------------------------------                                    ----------     -----------   ------------
Equity/Index                                                                   $ 95,622       $     --     $ 4,135,156
Inflation                                                                            --         23,242         194,740
Currency                                                                          1,964             --           8,638
                                                                              ----------     -----------   ------------
Gross fair value of derivative instruments                                     $ 97,586       $ 23,242     $ 4,338,534
                                                                              ==========     ===========   ============


Offset per SSAP No. 64                                                               --             --
                                                                              ----------     -----------
Net fair value of derivative instruments                                       $ 97,586       $ 23,242
                                                                              ==========     ===========


The fair value of the derivative assets and liabilities by instruments were as follows:

                                                                            AS OF DECEMBER 31, 2017
                                                                   ----------------------------------------
                                                                    DERIVATIVE    DERIVATIVE     NOTIONAL
DERIVATIVE INSTRUMENTS                                                ASSETS      LIABILITIES     AMOUNTS
------------------------------------------                         -----------    -----------   -----------
CPI SWAPS                                                           $      --      $ 22,919     $   180,540
CURRENCY SWAPS                                                          1,237            --           9,379
OTC OPTIONS                                                           209,428            --       5,434,193
SWAPTIONS                                                                 518            --         215,000
TOTAL RETURN SWAPS                                                         --           144             412
FUTURES                                                                 1,983            --          74,858
                                                                   -----------    -----------   -----------
GROSS FAIR VALUE OF DERIVATIVE INSTRUMENTS                          $ 213,166      $ 23,064     $ 5,914,382
                                                                   ===========    ===========   ===========


OFFSET PER SSAP NO. 64                                                    144          (144)
                                                                   -----------    -----------
NET FAIR VALUE OF DERIVATIVE INSTRUMENTS                            $ 213,021      $ 22,919
                                                                   ===========    ===========


FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




                                                                                        As of December 31, 2016
                                                                               -----------------------------------------
                                                                               Derivative     Derivative      Notional
Derivative Instruments                                                           Assets       Liabilities      Amounts
------------------------------------------                                     ----------     -----------   ------------
CPI Swaps                                                                       $     --       $ 23,242     $   194,740
Currency Swaps                                                                     1,964             --           8,638
OTC Options                                                                       95,622             --       4,135,156
                                                                               ----------     -----------   ------------
Gross fair value of derivative instruments                                      $ 97,586       $ 23,242     $ 4,338,534
                                                                               ==========     ===========   ============


Offset per SSAP No. 64                                                                --             --
                                                                               ----------     -----------
Net fair value of derivative instruments                                        $ 97,586       $ 23,242
                                                                               ==========     ===========


The Company's off balance sheet credit risk is the risk of nonperformance by OTC counterparties. The Company limits this risk by utilizing and managing collateral according to a Credit Support Annex agreement ("CSA"). The company negotiates the CSA agreement with each highly rated counterparty prior to trading. Collateral is managed to CSA standards by derivative custodian BNY.

As of December 31, 2017 and 2016, the Company had collateral cash on deposit at BNY with a fair value of $8,363, and $8,923 respectively.

OTHER INVESTMENTS
OTHER INVESTED ASSETS
Other invested assets on the Company's Statements of Admitted Assets, Liabilities, Capital and Surplus consist of term notes and loans, interests in LLCs and partnerships, low income housing tax credits and derivatives. The carrying value of these investments for the years ended December 31, were as follows:

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                     --------------------------
                                                                                        2017            2016
                                                                                     ---------        ---------
Term notes and loans                                                                 $  93,399        $ 146,557
LLCs and partnerships                                                                   82,128           20,255
Other                                                                                   60,242           21,381
Low income housing tax credits                                                          11,754           13,640
                                                                                     ---------        ---------
          Total                                                                      $ 247,523        $ 201,833
                                                                                     =========        =========

CASH AND SHORT-TERM INVESTMENTS
Cash and short-term investments held at December 31, were as follows:

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                    -------------------------
                                                                                       2017            2016
                                                                                    ---------        --------
Cash and cash Equivalents                                                           $ 313,502        $ 87,737
Short-term Investments                                                                553,054         168,199
                                                                                    ---------        --------
          Total                                                                     $ 866,556        $255,936
                                                                                    =========        ========

RESTRICTED ASSETS
Restricted assets at December 31, were as follows:

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                         ---------------------------
                                                                                             2017           2016
                                                                                         ------------    -----------
FHLB capital stock                                                                       $     59,175    $    41,400
Pledged collateral to FHLB                                                                  1,863,834      1,514,971
Pledged collateral, other                                                                      60,868         50,564
On deposit with states                                                                          6,181          6,482
                                                                                         ------------    -----------
          Total                                                                          $  1,990,058    $ 1,613,417
                                                                                         ============    ===========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





PROCEEDS, NET INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES
Proceeds from the sale of bonds (including maturities, paydowns and other redemptions) and related capital gains and losses were as follows:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         --------------------------------------------
                                                                             2017            2016           2015
                                                                          ------------   ------------    ------------
Proceeds                                                                  $ 5,697,627     $5,326,818     $ 4,148,343
                                                                          ============   ============    ============
Gross realized gains                                                          203,192        106,578          68,810
Gross realized losses                                                         (68,627)      (100,014)        (55,647)
                                                                          ------------   ------------    ------------
          Total realized gains                                            $   134,565     $    6,564     $    13,163
                                                                          ============   ============    ============

Major categories of net investment income are summarized below:

                                                                                   YEAR ENDED DECEMBER 31,
                                                                           ---------------------------------------
                                                                               2017          2016          2015
                                                                           -------------   ----------   ----------
Mortgage loans                                                             $    141,904    $  96,240    $  52,661
Interest on bonds and term notes and loans                                      956,457      757,205      532,466
Short-term investments                                                            7,987        1,292           94
Derivative instruments                                                          141,246       20,892      (96,511)
Other investment income                                                           9,292       17,110       17,170
                                                                           -------------   ----------   ----------
Gross investment income                                                       1,256,887      892,739      505,880
Less: investment expenses                                                       (42,454)     (10,755)     (13,449)
                                                                           -------------   ----------   ----------
Net investment income before IMR amortization                                 1,214,433      881,984      492,431
IMR amortization                                                                 17,243       29,630       31,362
                                                                           -------------   ----------   ----------
          Net investment income after IMR amortization                     $  1,231,676    $ 911,614    $ 523,793
                                                                           =============   ==========   ==========

There were no amounts excluded from investment income for bonds where collection of interest was uncertain at December 31, 2017, 2016 and 2015.

The Company did not have any due and accrued amounts over 90 days past due to exclude from capital and surplus at December 31, 2017, 2016, and 2015.

Realized gains and losses, net of amounts transferred to the IMR and federal income tax, are as follows:

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                      --------------------------------------
                                                                                         2017           2016         2015
                                                                                      -----------    ----------    ---------
Realized gains
Bonds                                                                                 $  134,565     $   6,564     $ 13,163
Other invested assets                                                                     (2,619)        2,273          509
                                                                                      -----------    ----------    ---------
Total realized gains on investments                                                      131,946         8,837       13,672
Less amount transferred to IMR (net of related taxes of of $20,751
   in 2017 and $6,961 in 2016 and $2,865 in 2015)                                         38,537        16,173       11,397
                                                                                      -----------    ----------    ---------
Total realized gains (losses) on investments                                              93,409        (7,336)       2,275
Federal income tax expense                                                                65,560        15,669        9,002
                                                                                      -----------    ----------    ---------
           Net realized gains (losses), less amount transferred to IMR                $   27,848     $ (23,005)    $ (6,727)
                                                                                      ===========    ==========    =========

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The Company evaluates: the ability and intent to hold the investment to maturity, the issuer's overall financial condition, the issuer's credit and financial strength ratings, the issuer's financial performance including earnings trends, dividend payments, and asset quality. A weakening of the general market conditions in the industry or geographic region in which the issuer operates, the length of time in which the fair value of an issuer's securities remains below cost, and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities, as necessary.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




The Company recognized total impairments of $6,071 on mortgage loans during 2017 and no impairments for the years ended December 31, 2016 and 2015. As of December 31, 2017, 2016 and 2015, the Company had no loan-backed securities where the present value of cash flows expected to be less than amortized cost. There were no loan-backed securities with a recognized other-than-temporary impairment held by the Company at December 31, 2017, 2016 and 2015, with the present value of cash flows expected to be less than amortized cost.

The following is the aggregate amount of unrealized losses and related fair value of impaired loan- backed securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2017 and 2016:

                                                             DECEMBER 31, 2017
                               ---------------------------------------------------------------------------
                                  LESS THAN 12 MONTHS        12 MONTHS OR MORE              TOTAL
                               ------------------------  -----------------------   -----------------------
                                             UNREALIZED               UNREALIZED                UNREALIZED
                                FAIR VALUE     LOSSES    FAIR VALUE     LOSSES     FAIR VALUE     LOSSES
                               -----------  -----------  ----------   ----------   ----------   ----------
Loan-Backed and Structured
  Securities                    $3,037,950    $(22,484)   $887,198     $(26,193)   $3,925,148    $(48,677)
                               ===========  ===========  ==========   ==========   ==========   ==========

                                                                          December 31, 2016
                                         ----------------------------------------------------------------------------------
                                             Less than 12 Months          12 Months or More                 Total
                                         -------------------------   -------------------------   --------------------------
                                                        Unrealized                  Unrealized                  Unrealized
                                          Fair Value      Losses      Fair Value      Losses      Fair Value      Losses
                                         ------------  -----------   -----------   -----------   ------------   -----------
Loan-Backed and Structured
   Securities                             $3,632,282     $(77,058)    $2,387,168    $(108,941)    $6,019,450    $(185,999)
                                         ============  ===========   ===========   ===========   ============   ===========

The company receives certain amounts of prepayment and acceleration fees.

                                                                      GENERAL ACCOUNT     SEPARATE ACCOUNT
                                                                     ----------------    ------------------
1.    Number of CUSIPs                                                      59                    0
2.    Aggregate Amount of Investment Income                                2991                   0

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The fair value hierarchy under SSAP 100 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

        Basis of Fair Value Measurement

                Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

                Level 2 Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

                Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




Summary of Fair Value Methodologies

The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

BONDS, PREFERRED AND COMMON STOCKS -- Fair values are based on quoted market prices. If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analysis, which utilize current interest rates for similar financial instruments having comparable terms and credit. Bonds rated a 6 in accordance with the P&P Manual of the NAIC CMIAO are carried at the lower of amortized cost or fair value.

CASH AND SHORT-TERM INVESTMENTS -- For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

MORTGAGE LOANS ON REAL ESTATE -- The fair value of mortgage is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

DERIVATIVES -- The Company values the OTC options utilizing the Black-Scholes models with index marks updated daily. The Company's OTC equity options trade in liquid markets, resulting in calculations that do not involve significant management judgment and valuations that generally can be verified. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. Such instruments are typically classified within Level 2 of the fair value hierarchy maturities.

POLICY AND CONTRACT LIABILITIES -- Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e. the cash surrender value).

OTHER INVESTED ASSETS -- The Company values these interests based upon their proportionate share of the underlying GAAP equity of the investment.

FINANCIAL INSTRUMENTS HELD AT FAIR VALUE
As of December 31, 2017 and 2016, the assets carried at fair value were unaffiliated common stock and derivative instruments on a recurring basis. The following table presents, by level within the fair value hierarchy, financial assets and liabilities held at fair value.

                                                                                 DECEMBER 31, 2017
                                                                  ----------------------------------------------
                                                                  LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
                                                                  -------    ---------    ---------    ---------
FINANCIAL ASSETS
Common stock                                                      $    --    $  59,175    $ 87,200     $ 146,375
Options                                                                --      209,427          --       209,427
Swaps                                                                  --        1,611          --         1,611
Futures                                                             1,983           --          --         1,983
                                                                  -------    ---------    ---------    ---------
         Total assets at fair value                               $ 1,983    $ 270,213    $ 87,200     $ 359,396
                                                                  =======    =========    =========    =========


                                                                                         December 31, 2016
                                                                          ----------------------------------------------
                                                                           Level 1     Level 2      Level 3       Total
                                                                          --------    ---------     -------    ---------
FINANCIAL ASSETS
Common stock                                                                $ --      $  41,400      $ --      $  41,400
Options                                                                       --         95,622        --         95,622
Swaps                                                                         --          1,964        --          1,964
                                                                          --------    ---------     -------    ---------
          Total assets at fair value                                        $ --      $ 138,986      $ --      $ 138,986
                                                                          ========    =========     =======    =========


TRANSFERS INTO OR OUT OF LEVEL 3
Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

The Company had $87,200 of Level 3 financial assets or liabilities carried at fair value for the year ended December 31, 2017. The Company did not have any level 3 financial assets or liabilities carried at fair value or transfers to level 3 for the year ended December 31, 2016.

                                                     TOTAL     TOTAL
                                                     GAINS     GAINS
                                                      AND       AND
                  BEGINNING                        (LOSSES)  (LOSSES)                                                      ENDING
                   BALANCE   TRANSFERS  TRANSFERS  INCLUDED  INCLUDED                                                      BALANCE
                     AT        INTO      OUT OF     IN NET      IN                                                           AT
                 01/01/2017   LEVEL 3    LEVEL 3    INCOME    SURPLUS   PURCHASES   ISSUANCES    SALES     SETTLEMENTS   12/31/2017
                 ----------  ---------  ---------  --------  --------  ----------  ----------  ---------  ------------  -----------
ASSETS
COMMON STOCK        $ --        $--       $ --       $ --       $--    $ 106,198      $ --     $(19,000)      $ --        $ 87,198
                 ----------  ---------  ---------  --------  --------  ----------  ----------  ---------  ------------  -----------
TOTAL ASSETS        $ --        $--       $ --       $ --       $--    $ 106,198      $ --     $(19,000)      $ --        $ 87,198
                 ==========  =========  =========  ========  ========  ==========  ==========  =========  ============  ===========


                                                         Total     Total
                                                         gains     gains
                                                          and       and
                      Beginning                        (losses)  (losses)                                                   Ending
                       Balance   Transfers  Transfers  included  included                                                   Balance
                         at        into      out of     in Net      in                                                        at
                     01/01/2016   Level 3    Level 3    Income    Surplus   Purchases   Issuances   Sales   Settlements   12/31/2016
                    -----------  ---------  ---------  --------  --------  ----------  ----------  ------  ------------  -----------
Assets
Common Stock            $--         $--       $ --       $ --       $--        $--        $ --      $--        $ --          $ --
                    -----------  ---------  ---------  --------  --------  ----------  ----------  ------  ------------  -----------
Total Assets            $--         $--       $ --       $ --       $--        $--        $ --      $--        $ --          $ --
                    ===========  =========  =========  ========  ========  ==========  ==========  ======  ============  ===========


FAIR VALUE OF ALL FINANCIAL INSTRUMENTS
The aggregate fair value of the Company's financial instruments and the level within the fair value hierarchy in which the fair value measurements fall, together with the related admitted values, are presented in the following tables. Pursuant to SSAP No. 100, insurance contracts and related policy loans have been excluded.

                                                                                                                        NOT
                                                                                                                    PRACTICABLE
                                    AGGREGATE        ADMITTED                                                        (CARRYING
DECEMBER 31, 2017                  FAIR VALUE         ASSETS         LEVEL 1         LEVEL 2          LEVEL 3         VALUE)
---------------------------    ---------------  ---------------  ------------  ----------------  --------------  --------------
Financial Assets
Bonds                           $    22,676,670  $    21,838,934  $     60,622  $     20,405,153  $    2,210,895        --
Common stock                            146,375          146,375            --            59,175          87,200        --
Preferred stock                           9,951            9,419            --             9,951              --        --
Other invested assets
   (excluding derivatives)              246,942          247,523        51,177            60,183         135,582        --
Short-term investments                  554,330          553,054         1,500                --         552,830        --
Cash and cash equivalents               313,502          313,502       313,502                --              --        --
Derivative assets                       213,021          213,021         1,983           211,038              --        --
Mortgage loans                        3,716,304        3,659,739            --         3,318,167         398,137        --

Financial Liabilities
Derivative liabilities                   22,919               --            --            22,919              --        --


FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




                                                                                                                       Not
                                                                                                                   Practicable
                                           Aggregate       Admitted                                                 (carrying
December 31, 2016                         Fair Value        Assets        Level 1        Level 2       Level 3       value)
---------------------------            --------------  --------------  -----------  --------------  -----------  ------------
Financial Assets
Bonds                                   $   18,581,007  $   18,538,442  $     6,507  $   18,058,748  $   515,752       --
Common stock                                    41,400          41,400           --          41,400           --       --
Preferred stock                                  9,838           9,419           --           9,838           --       --
Other invested assets
   (excluding derivatives)                     201,833         201,833           --              --      201,833       --
Short-term investments                         168,199         168,199      168,199              --           --       --
Cash and cash equivalents                       87,737          87,737       87,737              --           --       --
Derivative assets                               97,586          97,586           --          97,586           --       --
Mortgage loans                               2,468,229       2,431,557           --       2,468,229           --       --

Financial Liabilities
Derivative liabilities                          23,242              --           --          23,242           --       --


FINANCIAL INSTRUMENTS HELD AT CARRYING VALUE
The following is the estimated fair values of financial instruments held at carrying values:

                                                                            DECEMBER 31,
                                                    -------------------------------------------------------------
                                                                2017                             2016
                                                    -----------------------------    ----------------------------
                                                      CARRYING           FAIR          CARRYING          FAIR
                                                        VALUE            VALUE           VALUE           VALUE
                                                    ------------    -------------    ------------    ------------

FINANCIAL ASSETS
Bonds                                               $ 21,838,934    $  22,676,670    $ 18,538,442    $ 18,581,007
Common stock -- unaffiliated                             146,375          146,375          41,400          41,400
Preferred stocks                                           9,419            9,951           9,419           9,838
Mortgage loans                                         3,659,739        3,716,304       2,431,557       2,468,229
Cash, cash equivalents and short-term investments        866,556          867,832         255,936         255,936
Other invested assets, excluding derivatives             247,523          246,942         201,833         201,833
                                                    ------------    -------------    ------------    ------------
          Total                                     $ 26,768,546    $  27,664,074    $ 21,478,587    $ 21,558,243
                                                    ============    =============    ============    ============


6.     FEDERAL HOME LOAN BANK

The Company is a member of the Federal Home Loan Bank (FHLB) of Indiana. Through its membership, the Company has issued funding agreements to the FHLB Indiana in exchange for cash advances in the amount of $1,316,053 and $920,426 as of December 31, 2017 and 2016, respectively. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, DEPOSIT-TYPE CONTRACTS ("SSAP 52"), accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Indiana for use in general operations would be accounted for consistent with SSAP No. 15, DEBT AND HOLDING COMPANY OBLIGATIONS ("SSAP 15"), as borrowed money.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




The table below indicates the amount of FHLB Indiana stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Indiana.

                                                                                            DECEMBER 31,        DECEMBER 31,
                                                                                                2017                2016
                                                                                          ----------------    ----------------
FHLB stock purchased/owned as part of the agreement:
   Membership stock -- class B                                                              $     26,495         $   20,368
   Activity stock                                                                                 32,680             21,032
                                                                                          ----------------    ----------------
   Aggregate total                                                                                59,175             41,400
Collateral pledged to the FHLB:
   As of the reporting date and maximum during the reporting period                            1,863,834          1,514,971
Funding capacity currently available                                                           1,500,000          1,000,000
Total reserves related to funding agreement                                                    1,316,053            920,426
Agreement assets and liabilities
   General account assets                                                                         59,175             41,400
   General account liabilities                                                                 1,316,053            920,426

The Company invested in Class B of membership stock which is not eligible for redemption The maximum amount of aggregate borrowings from an FHLB at any time during 2017 and 2016, the actual or estimated borrowing capacity as determined by the Company in accordance with current and potential acquisitions of FHLB stock, amounts to $1,500,000 and $1,000,000, respectively.


7.    FEDERAL INCOME TAXES

Components of Net Deferred Tax Asset/ (Liability)

The net deferred tax asset/liability at December 31, 2017 and 2016 and the change is comprised of the following components:

                                                                                     DECEMBER 31, 2017
                                                                             ----------------------------------
                                                                             ORDINARY     CAPITAL      TOTAL
                                                                             ---------    --------   ----------
GROSS DEFERRED TAX ASSETS                                                    $ 125,582    $ 5,133    $ 130,715
STATUTORY VALUATION ALLOWANCE ADJUSTMENTS                                           --         --           --
                                                                             ---------    --------   ----------
ADJUSTED GROSS DEFERRED TAX ASSETS                                             125,582      5,133      130,715
DEFERRED TAX ASSETS NONADMITTED                                                     --         --           --
                                                                             ---------    --------   ----------
SUBTOTAL NET ADMITTED DEFERRED TAX ASSET                                       125,582      5,133      130,715
GROSS DEFERRED TAX LIABILITIES                                                 120,525     11,666      132,191
                                                                             ---------    --------   ----------
   NET ADMITTED DEFERRED TAX ASSET / (LIABILITY)                             $   5,057    $(6,533)   $  (1,476)
                                                                             =========    ========   ==========

                                                                                              December 31, 2016
                                                                                    ------------------------------------
                                                                                     Ordinary      Capital       Total
                                                                                    ----------    --------    ----------
Gross deferred tax assets                                                           $  110,465    $ 3,222      $ 113,687
Statutory valuation allowance adjustments                                                   --         --             --
                                                                                    ----------    --------    ----------
Adjusted gross deferred tax assets                                                     110,465      3,222        113,687
Deferred tax assets nonadmitted                                                             --         --             --
                                                                                    ----------    --------    ----------
Subtotal net admitted deferred tax asset                                               110,465      3,222        113,687
Gross deferred tax liabilities                                                          46,294        426         46,720
                                                                                    ----------    --------    ----------
   Net admitted deferred tax asset / (liability)                                    $   64,171    $ 2,796      $  66,967
                                                                                    ==========    ========    ==========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





                                                                                                     CHANGE
                                                                                     --------------------------------------
                                                                                      ORDINARY       CAPITAL        TOTAL
                                                                                     -----------    ---------    ----------
Gross deferred tax assets                                                             $  15,117     $  1,911     $  17,028
Statutory valuation allowance adjustments                                                    --           --            --
                                                                                     -----------    ---------    ----------
Adjusted gross deferred tax assets                                                       15,117        1,911        17,028
Deferred tax assets nonadmitted                                                              --           --            --
                                                                                     -----------    ---------    ----------
Subtotal net admitted deferred tax asset                                                 15,117        1,911        17,028
Gross deferred tax liabilities                                                           74,231       11,240        85,471
                                                                                     -----------    ---------    ----------
   Net admitted deferred tax asset / (liability)                                      $ (59,114)    $ (9,329)    $ (68,443)
                                                                                     ===========    =========    ==========

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss, and tax credit carryforwards. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies.

Components of Admission Calculation

The admission calculation components under SSAP 101 are as follows:

                                                                                    DECEMBER 31, 2017
                                                                            ---------------------------------
                                                                            ORDINARY     CAPITAL      TOTAL
                                                                            ---------   --------   ----------
FEDERAL INCOME TAXES PAID IN PRIOR YEARS RECOVERABLE THROUGH LOSS
   CARRYBACKS                                                               $      --    $    --   $      --
ADJUSTED GROSS DEFERRED TAX ASSETS EXPECTED TO BE REALIZED (EXCLUDING
   THRESHOLD LIMITATION)                                                       52,905      5,133      58,038
ADJUSTED GROSS DEFERRED TAX ASSETS ALLOWED PER LIMITATION                          --         --     239,604
ADJUSTED GROSS DEFERRED TAX ASSETS (EXCLUDING THE AMOUNT OF DEFERRED
   TAX ASSETS FROM ABOVE) OFFSET BY GROSS DEFERRED TAX LIABILITIES             72,677         --      72,677
                                                                            ---------   --------   ----------
DEFERRED TAX ASSETS ADMITTED AS THE RESULT OF APPLICATION OF
   SSAP NO. 101                                                             $ 125,582    $ 5,133   $ 130,715
                                                                            =========   ========   ==========

                                                                                                December 31, 2016
                                                                                     -------------------------------------
                                                                                      Ordinary       Capital       Total
                                                                                     ----------     --------     ---------
Federal income taxes paid in prior years recoverable through loss
   carrybacks                                                                        $   63,767     $ 3,221      $  66,988
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)
Adjusted gross deferred tax assets allowed per limitation                                    --          --        234,780
Adjusted gross deferred tax assets (excluding the amount of deferred
   tax assets from above) offset by gross deferred tax liabilities                       46,699          --         46,699
                                                                                     ----------     --------     ---------
Deferred tax assets admitted as the result of application of
   SSAP No. 101                                                                      $  110,466     $ 3,221      $ 113,687
                                                                                     ==========     ========     =========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





                                                                                                   CHANGE
                                                                                    --------------------------------------
                                                                                     ORDINARY       CAPITAL       TOTAL
                                                                                    ----------     ---------    ----------
Federal income taxes paid in prior years recoverable through loss
   carrybacks                                                                       $ (63,767)     $ (3,221)    $ (66,988)
Adjusted gross deferred tax assets expected to be realized (Excluding
   threshold limitation)                                                               52,905         5,133        58,038
Adjusted gross deferred tax assets allowed per limitation                                  --            --         4,824
Adjusted gross deferred tax assets (excluding the amount of deferred
   tax assets from above) offset by gross deferred tax liabilities                     25,978            --        25,978
                                                                                    ----------     ---------    ----------
Deferred tax assets admitted as the result of application of
   SSAP No. 101                                                                     $  15,116      $  1,912     $  17,028
                                                                                    ==========     =========    ==========

OTHER ADMISSIBILITY CRITERIA

                                                                                       DECEMBER 31,
                                                                               -----------------------------
                                                                                   2017            2016
                                                                               --------------  -------------
Ratio Percentage Used To Determine Recovery Period                                     1100%           985%
Ratio percentage used to determine recovery period and threshold
   limitation amount                                                             $1,750,530     $1,644,541

IMPACT OF TAX PLANNING STRATEGIES

                                                                                   DECEMBER 31, 2017
                                                                          -------------------------------------
                                                                           ORDINARY     CAPITAL       TOTAL
                                                                          -----------  ----------  ------------
DETERMINATION OF ADJUSTED GROSS DEFERRED TAX ASSETS AND NET ADMITTED
  NET ADMITTED DEFERRED TAX ASSETS, BY TAX CHARACTER AS A PERCENTAGE
ADJUSTED GROSS DTAS                                                       $ 125,582     $ 5,133     $ 130,715
PERCENTAGE OF ADJUSTED GROSS DTAS BY TAX CHARACTER ATTRIBUTABLE TO
  THE IMPACT OF TAX PLANNING STRATEGIES.                                          0%          0%            0%
NET ADMITTED ADJUSTED GROSS DTAS                                            125,582       5,133       130,715
PERCENTAGE OF NET ADMITTED ADJUSTED GROSS DTAS BY TAX CHARACTER
  ADMITTED BECAUSE OF THE IMPACT OF TAX PLANNING STRATEGIES                       0%          0%            0%

                                                                                              December 31, 2016
                                                                                   ---------------------------------------
                                                                                    Ordinary       Capital       Total
                                                                                   ------------  -----------  ------------
Determination of adjusted gross deferred tax assets and net admitted net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs                                                                $  110,465     $ 3,222     $  113,687
Percentage of adjusted Gross DTAs by tax character attributable to
   the impact of tax planning strategies.                                                  19%        100%            22%
Net Admitted Adjusted Gross DTAs                                                      110,465    3,222.48        113,687
Percentage of net admitted Adjusted Gross DTAs by tax character
   admitted because of the impact of tax planning strategies                               19%        100%            22%

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





                                                                                                  Change
                                                                                  ----------------------------------------
                                                                                   Ordinary       Capital        Total
                                                                                   -----------    ----------   -----------
Determination of adjusted gross deferred tax assets and net admitted net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs                                                                 $15,117        $1,911       $17,028
Percentage of adjusted Gross DTAs by tax character attributable to
   the impact of tax planning strategies.                                               (19)%           0%            0%
Net Admitted Adjusted Gross DTAs                                                     15,117         1,911        17,028
Percentage of net admitted Adjusted Gross DTAs by tax character
   admitted because of the impact of tax planning strategies                            (19)%        (100)%         (22)%

There are no temporary differences for which deferred tax liabilities are not recognized.


CURRENT TAX EXPENSE AND CHANGE IN DEFERRED TAX
Current income taxes incurred consist of the following categories:


                                                                                            DECEMBER 31,
                                                                                 -----------------------------------
                                                                                   2017         2016          2015
                                                                                 --------     --------      --------
Federal Income tax expense (benefit) on operations                                $20,571      $28,305       $42,201
Federal income tax on net capital gains                                            65,560       15,669         9,002
                                                                                 --------     --------      --------
Current year income tax expense                                                   $86,131      $43,974       $51,203
                                                                                 ========     ========      ========

The main components of the deferred tax amounts from book/tax differences are as follows:

                                                                                                         DECEMBER 31,
                                                                                           -----------------------------------------
                                                                                               2017          2016          CHANGE
                                                                                           ------------   -----------    -----------
Deferred tax assets
Policyholder reserves                                                                      $    58,657    $    21,062    $   37,595
Deferred acquisition costs                                                                      62,973         86,809       (23,836)
Other                                                                                            3,952          2,594         1,358
                                                                                           ------------   -----------    -----------
                                                                                               125,582        110,464        15,117

Nonadmitted                                                                                         --             --            --
                                                                                           ------------   -----------    -----------
Admitted ordinary deferred tax asset                                                           125,582        110,464        15,117

Capital                                                                                          5,133          3,222         1,911
Nonadmitted                                                                                         --             --            --
                                                                                           ------------   -----------    -----------
Admitted capital deferred tax asset                                                              5,133          3,222         1,911
                                                                                           ------------   -----------    -----------
Admitted deferred tax asset                                                                $   130,715    $   113,687    $   17,027
                                                                                           ============   ===========    ===========

Deferred tax liabilities
Investments                                                                                $    23,124    $    38,726    $  (15,602)
Fixed assets                                                                                    19,472            139        19,333
Deferred and uncollected premiums                                                                2,287          7,362        (5,075)
Policyholder reserves                                                                           75,642             68        75,574
                                                                                           ------------   -----------    -----------
                                                                                               120,525         46,295        74,230

Capital                                                                                         11,666            425        11,241
                                                                                           ------------   -----------    -----------
Deferred tax liabilities                                                                       132,191         46,720        85,470
                                                                                           ------------   -----------    -----------
Net Deferred Tax Assets                                                                    $    (1,476)   $    66,967    $  (68,443)
                                                                                           ============   ===========    ===========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





TAX CUTS AND JOBS ACT
H.R. 1 commonly referred to as the Tax Cuts and Jobs Act, or "TCJA," was enacted into U.S. law on December 22, 2017. This law includes a broad range of tax reform changes that will affect U.S. businesses, including changes to corporate tax rates, business deductions and international tax provisions.

The Company records the effect of changes in tax laws or rates at the date of enactment. In the U.S., the enactment date is considered to be the date that the President signs the legislation. TCJA reduces the corporate tax rate to 21%, effective January 1, 2018. Consequently, the Company has recorded a decrease related to gross deferred tax assets of $48,039 and gross deferred tax liabilities of $49,022 for the year ended December 31, 2017. The impact of TCJA on reserves has resulted in a deferred tax asset and liability of $75,642 being recorded related to the reserves transition adjustment.

In January 2018 the NAIC Statutory Accounting Principles (E) Working Group issued INT 18-01 to address, among other things, the application of SSAP No. 9 -- Subsequent Events to reasonable estimates recognized in the 2017 financial statements for changes made by TCJA. INT 18-01 references and is consistent with SEC Staff Accounting Bulletin 118 ("SAB 118"). In addition, INT 18-01 provides a limited time, limited scope exception to the SSAP No. 9 treatment of Type I subsequent events for reasonable estimates updated and or established after the issuance of the 2017 statutory financial statements but before the issuance of the year-end 2017 audited financial statements.

The Company has not fully completed its accounting for the tax effects of TCJA. However, the Company has recorded the effects of TCJA as reasonable estimates due to the need for further analysis of the provisions within TCJA and collection, preparation and analysis of relevant data necessary to complete the accounting. No reasonable estimates recognized in the 2017 statutory financial statements have been updated, nor have any new reasonable estimates been established.

As the company completes the collection, preparation and analysis of data relevant to TCJA, and interpret any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, the Company may make adjustments to these provisional amounts. These adjustments may materially impact our provision for income taxes in the period in which the adjustments are made.

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

                                              DECEMBER 31, 2017                         DECEMBER 31, 2016
--------------------------------------------------------------------------   -------------------------------------
                                    ORDINARY       CAPITAL        TOTAL        ORDINARY      CAPITAL       TOTAL        CHANGE
                                  -----------     ---------   ------------   -----------    --------   -----------    -----------
Total deferred tax assets
   (admitted and nonadmitted)     $   125,582     $  5,133    $   130,715     $  110,465    $  3,221    $ 113,687     $   17,028
Total deferred tax liabilities        120,525       11,666        132,191         46,294         425       46,720         85,471
                                  -----------     ---------   ------------   -----------    --------   -----------    -----------
Net deferred tax
   assets / (liabilities)         $     5,057     $ (6,533)   $    (1,476)    $   64,171    $  2,796    $  66,967     $  (68,443)
                                  ===========     =========   ============   ===========    ========   ===========
Tax effect of unrealized
   (gain) / losses                                                                                                         7,823
                                                                                                                      -----------
Change in net deferred
   income tax                                                                                                         $  (60,620)
                                                                                                                      ===========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





RECONCILIATION OF FEDERAL INCOME TAX RATE TO ACTUAL RATE
The significant items causing a difference between the statutory federal income tax rate and the Company's effective income tax rate are as follows:

                                                                                      DECEMBER 31, 2017
                                                                          -----------------------------------------
                                                                            AMOUNT     TAX EFFECT    EFFECTIVE RATE
                                                                          -----------  -----------   --------------
Provision computed at statutory rate                                      $  476,774   $  166,871       35.00%
Amortization of interest maintenance reserve                                 (17,243)      (6,035)      (1.27)%
Low income housing tax credits                                                (8,873)      (3,106)      (0.65)%
Dividend received deduction                                                   (9,867)      (3,453)      (0.72)%
Change in net deferred income tax on statutory nonadmitted assets             (1,567)        (548)      (0.12)%
Change in statutory deferred tax rate adjustment                              11,049        3,867        0.81%
Adjustments related to reinsurance                                           (64,250)     (22,488)      (4.72)%
Tax effect of prior year reserve adjustment                                   31,479       11,018        2.31%
Other, net                                                                     1,784          625        0.13%
                                                                          -----------  -----------   --------------
Total                                                                     $  419,286   $  146,751       30.78%
                                                                          ===========  ===========   ==============
Federal income taxes incurred                                                              86,131       18.07%
Change in net deferred income taxes --
   Tax effect of prior year reserve adjustment                                             11,018        2.31%
Change in net deferred income taxes                                                        49,602       10.40%
                                                                                       -----------   --------------
Total statutory income tax expense benefit                                             $  146,751       30.78%
                                                                                       ===========   ==============

As a result of recent tax reform enacted on December 22, 2017, the Company can no longer carry back future losses, therefore there are no available taxes for recoupment.

At December 31, 2017, the Company had no operating loss, capital loss, foreign tax credit, or AMT credit carry-forwards. At December 31, 2017, the Company had no deposits admitted under IRC Section 6603.

The Company will file in a consolidated federal income tax return with its parent, Commonwealth Annuity and Life Insurance Company, and its affiliates First Allmerica Financial Life Insurance Company, Accordia, Cape Verity I, Inc., Cape Verity II, Inc., Cape Verity III, Inc., Gotham Re, Inc., and Forethought National Life Insurance Company. The Company is a party to a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity within the consolidated group.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2017 and 2016, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable. The Company had no unrecognized tax benefits as of December 31, 2017 and 2016.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2013. The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.


8.    REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the ceding company retains the assets supporting the reserves while the risk is transferred to the reinsurer

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




The Company assumes certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2017 and 2016, FLIC assumed $30,138 and $32,144 of reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

Effective April 1, 2017 with approval from the Indiana DOI, the Company entered into a reinsurance agreement with Global Atlantic Re Limited, an affiliated certified reinsurer, whereby it ceded a portion of its annuity and preneed business on a funds withheld basis. As a result of the transaction, the company ceded $8.6 billion reserves to the reinsurer and continues to cede annuity business to the reinsurer on an ongoing quota share basis.

Reinsurance assumed for the years ended December 31, is as follows:

                                                                                 DECEMBER 31,
                                                                     -----------------------------------
                                                                        2017         2016         2015
                                                                     ---------     --------     --------
Reinsurance premiums assumed                                         $   1,793     $  1,543     $  5,438
Reserves assumed                                                        30,138       32,144       34,046
Modco reserves assumed                                                 361,252      394,669      413,707

Reinsurance ceded for years ended December 31, is as follows:

                                                                                               DECEMBER 31,
                                                                               -----------------------------------------
                                                                                    2017           2016          2015
                                                                               -------------    ----------    ----------
Reinsurance premiums ceded                                                       $10,904,269      $482,428     $(47,739)
Deduction for insurance liabilities including reinsurance recoverable
   on unpaid claims                                                                    5,826         3,692        4,261

The effects of reinsurance premiums for the years ended December 31, were as follows:

                                                                                         DECEMBER 31,
                                                                           ---------------------------------------
                                                                               2017          2016         2015
                                                                           -------------  -----------  -----------
Direct                                                                     $  6,439,282   $ 5,897,131  $6,719,758
Reinsurance assumed -- non-affiliated                                             1,793         1,543       5,450
Less: Reinsurance ceded -- affiliated                                        10,862,491       435,380    (101,063)
Less: Reinsurance ceded -- unaffiliated                                          41,778        47,048      53,402
                                                                           -------------  -----------  -----------
Net premiums                                                               $ (4,463,194)  $ 5,416,246  $6,772,869
                                                                           =============  ===========  ===========

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by ceding certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on the Company's review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound and there was no allowance for uncollectible amounts as of December 31, 2017 and 2016.


9.    PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. As of December 31, 2017 and 2016, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

                                                       YEAR ENDED DECEMBER 31,
                ----------------------------------------------------------------------------------------------------
                                       2017                                               2016
                --------------------------------------------------  ------------------------------------------------
                                                 NON-       NET                                    NON-       NET
                  GROSS    LOADING     NET     ADMITTED  ADMITTED    GROSS    LOADING     NET    ADMITTED  ADMITTED
                --------  --------  --------  ---------  ---------  -------  --------  -------  ---------  ---------
Ordinary new
   business     $    542  $    186  $    356     $--     $    356   $ 1,096   $   394  $   702      $--     $   702
Ordinary
   renewal
   business        3,339       920     2,419      --        2,419     6,345     1,846    4,499       --       4,499
Group life        17,020     8,918     8,102      --        8,102    33,819    17,994   15,825       --      15,825
                --------  --------  --------  ---------  ---------  -------  --------  -------  ---------  ---------
Total           $ 20,901  $ 10,024  $ 10,877     $--     $ 10,877   $41,260   $20,234  $21,026      $--     $21,026
                ========  ========  ========  =========  =========  =======  ========  =======  =========  =========

10.     ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL
CHARACTERISTICS

As December 31, 2017 and 2016, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                        YEAR ENDED DECEMBER 31, 2017
                                                   ----------------------------------------------------------------------
                                                       GENERAL         SEPARATE ACCOUNT
                                                       ACCOUNT         WITHOUT GUARANTEE         TOTAL        % OF TOTAL
                                                   ---------------  ----------------------  ---------------  ------------
Subject to discretionary withdrawal:
   With fair value adjustment                      $    5,037,265        $         --       $    5,037,265        19.7%
   At book value less current surrender
     charge of 5% or more                              14,324,644           2,692,223           17,016,867        66.7%
                                                   ---------------  ----------------------  ---------------  ------------
        Total with adjustment or at fair value         19,361,909           2,692,223           22,054,132        86.4%
   At book value without adjustment
     (minimal or no charge adjustment)                  1,508,895             596,439            2,105,334         8.3%
Not subject to discretionary withdrawal:                1,359,242                  --            1,359,242         5.3%
                                                   ---------------  ----------------------  ---------------  ------------
        Total (gross)                                  22,230,046           3,288,662           25,518,708       100.0%
Less: reinsurance ceded                                (9,143,395)                 --           (9,143,395)
                                                   ---------------  ----------------------  ---------------
        Total (net)                                $   13,086,651        $  3,288,662       $   16,375,313
                                                   ===============  ======================  ===============

                                                                          Year Ended December 31, 2016
                                                       -------------------------------------------------------------------
                                                           General       Separate Account
                                                           Account       without Guarantee        Total        % of Total
                                                       --------------  -------------------   --------------  -------------
Subject to discretionary withdrawal:
   With fair value adjustment                          $   3,471,228       $        --       $   3,471,228        13.6%
   At book value less current surrender
     charge of 5% or more                                 12,142,921         2,845,692          14,988,613        58.7%
                                                       --------------  -------------------   --------------  -------------
        Total with adjustment or at fair value            15,614,149         2,845,692          18,459,841        72.3%
   At book value without adjustment
     (minimal or no charge adjustment)                       606,178            28,187             634,365         2.5%
Not subject to discretionary withdrawal:                     944,649                --             944,649         3.7%
                                                       --------------  -------------------   --------------  -------------
        Total (gross)                                     17,164,976         2,873,879          20,038,855        78.5%
Less: reinsurance ceded                                     (355,474)               --            (355,474)
                                                       --------------  -------------------   --------------
        Total (net)                                    $  16,809,502       $ 2,873,879       $  19,683,381
                                                       ==============  ===================   ==============


FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





11.     CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The maximum amount of ordinary dividends that can be paid during a 12-month period by life insurance companies domiciled in Indiana, without prior approval of the Insurance Commissioner, is the greater of 10% of capital and surplus (excluding special unassigned funds) on the most recent preceding annual statement or the net gain from operations on the most recent preceding annual statement. Likewise, a dividend from any source of money other than earned surplus / unassigned funds must be approved before the dividend is paid. The maximum ordinary dividend the Company can pay in 2018 is $324,254.

On December 29, 2017, with the approval of the Indiana Department of Insurance, the Company paid an extraordinary dividend of $125,000 to Commonwealth Annuity. The dividend was paid in cash, bonds and accrued interest. In June 2017, with the approval of the Indiana Department of Insurance, the Company paid an extraordinary dividend of $190,000 consisting of $180,500 to Commonwealth Annuity and $9,500 to FFSI. The dividend was paid in cash. In 2016, the Company paid a dividend of $90,000 to its shareholders, consisting of $85,500 to Commonwealth Annuity and $4,500 to FFSI. The dividend was paid on December 28, 2016 in cash, bonds and accrued interest. No dividend was paid in 2015.

On October 5, 2016, the Company issued a Surplus Note (the "FLIC Surplus Note") to Global Atlantic (Fin) Company ("GA Finco"). On December 29, 2017, this note was assigned to Commonwealth Annuity. The full outstanding principal balance of $365,000 will be payable on the Maturity Date of October 5, 2021. Interest will be calculated based on a fixed interest rate of 6.50% and paid semi-annually in arrears, commencing March 31, 2017. All interest payments and the payment of principal on the Maturity require prior written approval of the Commissioner of the Indiana Department of Insurance. In October 2017, with the approval from the Commissioner of the Indiana Department of Insurance the Company made an interest payment of $11,863. There were no interest payments made in 2016.

In 2017, the Company did not receive capital contributions. In 2016, the Company received capital contributions of $71,250 from Commonwealth Annuity and $3,750 from FSSI. The Company's unassigned surplus was impacted by each item as follows:

                                                                                         DECEMBER 31,
                                                                           ----------------------------------------
                                                                               2017           2016          2015
                                                                           ------------     ---------     ---------
Unrealized gains (losses)                                                  $    21,706      $  2,097      $ (5,307)
Nonadmitted asset values                                                        (5,073)       (3,507)       (4,414)
Asset valuation reserves                                                      (153,170)      (79,339)      (72,224)

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC formula"). RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium, and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment, and was $1,749,054 at December 31, 2017.


12.     RELATED PARTY TRANSACTIONS

SERVICE AGREEMENTS
The Company and its subsidiaries entered into a Service and Expense Agreement with Global Atlantic Financial Group Limited ("GAFG") and GA Finco under which GAFG and GA Finco and their affiliates agreed to provide personnel, management services, administrative support, the use of facilities and such other services as the parties may agree to from time to time. The agreement was filed with the Insurance department of the State of Indiana. The Company recognized $174,422 and $174,641 in intercompany charges for 2017 and 2016, respectively

The Company has also entered into administrative service agreements with GSAM, a related party of Goldman Sachs Group Inc., to receive management services and investment advisory services, respectively. The administrative service agreement is to receive services which are routine in nature. The Company paid portfolio management fees to GSAM that resulted in

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




a payable of $1,429, $1,582, and $2,409 for the years ending December 31, 2017, 2016, and 2015 respectively and expenses of $5,317, $4,527, and $6,706 for the years ending December 31, 2017, 2016 and 2015 respectively.

The Company and its affiliate, Accordia Life and Annuity Company ("Accordia") are wholly-owned subsidiaries of Commonwealth Annuity. The Company and Accordia entered into a Marketing Agreement, related to Accordia independent agents selling FLIC indexed annuity products. Fees earned during 2016 and 2015 related to this agreement were $526 and $1,176 respectively. This agreement was terminated in 2017.

PAYABLE/RECEIVABLE FROM AFFILIATES
The Company reported a net payable to parent, subsidiaries and affiliates of $3,732 as of December 31, 2017. The Company reported a net receivable from parent, subsidiaries and affiliates of $2,801 as of December 31, 2016. All intercompany balances shown as payable to or from parent, subsidiaries and affiliates are settled within 30 days of their incurrence under the terms of the intercompany expense sharing agreements.

The Company has funds withheld agreements with related parties, described in footnote 8 -- Reinsurance. Amounts due to affiliates related to funds withheld agreements were $63,310 and $22,719 for the quarters ended December 31, 2017 and December 31, 2016, respectively. All intercompany balances related to funds withheld agreements are settled in the subsequent quarter.


13.     COMMITMENTS AND CONTINGENCIES

LITIGATION
Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses, or ranges of losses, for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on its financial position or results of operations.

ASSESSMENTS
Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

COMMITMENTS
The Company has an operational servicing agreement with a third party administrator for contract / policy administration of the Company's traditional life business. As of December 31, 2017, the purchase commitments relating to the agreement with the third party administrator were as follows:

                                       2018                   $ 10,628
                                       2019                      9,724
                                       2020                      8,445
                                       2021                      6,839
                                       2022                      5,363
                                       2023 and thereafter         719
                                                              --------
                                       Total                  $ 41,718
                                                              ========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





The Company has funding commitments subsequent to December 31, 2017 for the following:

                          Commercial Mortgages                                           $ 56,635
                          LIHTC Partnerships                                                  343
                          Private Equities                                                  1,826
                          Limited Partnerships                                              2,052

14.      SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2017 through April 10, 2018, the date that these financial statements were available to be issued, and determined that there are no Type -- I Recognized, or Type II, Non Recognized events.


15.      COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

                                                                                               DECEMBER 31,
                                                                                        --------------------------
                                                                                           2017             2016
                                                                                        ----------        --------
Accounts receivable revenue                                                             $    1,681        $  1,423
Guaranty funds                                                                               1,078             690
Intercompany receivable                                                                         --           2,801
Other miscellaneous assets                                                                     156              93
                                                                                        ----------        --------
          Total other assets                                                            $    2,915        $  5,007
                                                                                        ==========        ========

Other liabilities consist of the following:

                                                                                                    DECEMBER 31,
                                                                                            ----------------------------
                                                                                               2017              2016
                                                                                            ----------        ----------
Payable for securities                                                                      $   48,817        $   15,067
Derivative collateral                                                                          198,561            76,904
Remittances and items not allocated                                                             67,874            31,796
Commission payables                                                                              7,925             8,155
Other miscellaneous liabilities                                                                 35,293            20,467
                                                                                            ----------        ----------
           Total other liabilities                                                          $  358,470        $  152,389
                                                                                            ==========        ==========

Other income consists of the following:


                                                                                        DECEMBER 31,
                                                                             ---------------------------------
                                                                                2017        2016        2015
                                                                             ----------   ---------  ---------
IMR adjustment on ceded gains                                                $  69,914    $     --   $      --
Other Income on reinsurance ceded                                              (45,993)         --          --
Policy loads and fees                                                               --          --          --
Rider fees                                                                          --      17,487       4,170
Other miscellaneous income                                                           4      (3,248)     97,797
                                                                             ----------   ---------  ---------
   Total other income                                                        $  23,925    $ 14,239   $ 101,967
                                                                             ==========   =========  =========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




Other expenses consist of the following:


                                                                                        DECEMBER 31,
                                                                             ----------------------------------
                                                                                2017         2016        2015
                                                                             ----------    --------    --------
Funds withheld net investment income ceded                                   $  364,748    $  9,381    $ 11,474
Ceded reinsurance tax                                                                --       6,597          --
Funds withheld policy loan interest                                                 124          --          --
Miscellaneous expense                                                             2,625          --          --
                                                                             ----------    --------    --------
   Total other expenses                                                      $  367,497    $ 15,977    $ 11,474
                                                                             ==========    ========    ========

16.     SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2017 and 2016, the Company's separate account statement included legally insulated assets of $3,474,726 and $3,093,987 respectively. The separate account assets of $3,474,726 as of December 31, 2017, as reflected on the statutory statement of admitted assets included $401 of amounts not legally insulated (seed money). The assets legally insulated from the general account as of December 31, 2017 are attributed to the following products/transactions:

                                                                                            Separate Account Assets
Product/Transaction                                            Legally Insulated Assets     (Not Legally Insulated)
---------------------------------------------                  ------------------------    -------------------------
ForeRetirement Variable Annuity                                       $ 3,462,466                    $  --
Huntington ForeRetirement Variable Annuity                                 12,260                       --
Forethought Variable Interest Trust                                            --                      401
                                                               ------------------------    -------------------------
             Total                                                    $ 3,474,726                    $ 401
                                                               ========================    =========================

Separate account assets held by the Company relate to individual variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some variable annuities provide an incidental death benefit equal to the greater of the highest contract value on a certain date or premium paid and/or a lifetime withdrawal benefit as a portion of highest contract value on a certain date. The maximum amount associated with death benefit guarantees for 2017 was $46,654 with associated risk charges paid by the separate account to compensate for these risks of $16,712. The maximum amount associated with withdrawal benefit guarantees for 2017 was $332,928 with associated risk charges paid by the separate account of $43,702.

The maximum amount associated with death benefit guarantees for 2016 was $149,544 with associated risk charges paid by the separate account to compensate for these risks of $11,199. The maximum amount associated with withdrawal benefit guarantees for 2016 was $431,565 with associated risk charges paid by the separate account of $43,333

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




Information regarding the Separate Accounts of the Company as of December 31, 2017 and 2016 is as follows

                                                                                                   NON-GUARANTEED
                                                                                                      SEPARATE
                                                                                                      ACCOUNTS
                                                                                           ------------------------------
                                                                                               2017              2016
                                                                                           -------------     ------------
Premiums, considerations or deposits                                                       $     149,941     $    309,432
Reserves
For accounts with assets at:
      Fair value                                                                               3,288,662        2,873,879
By withdrawal characteristics
    At book value without fair value
      adjustment and with current
      surrender charge of 5% or more                                                           2,692,223        2,845,692
    At book value without fair value
      adjustment and with current
      surrender charge of less than 5%                                                           596,439           28,187
                                                                                                      --               --
                                                                                           -------------     ------------
    Total                                                                                  $   3,288,662     $  2,873,879
                                                                                           =============     ============

Reconciliation of net transfers to / (from) separate accounts as reported in the statements of operations for the year ended December 31, 2017 and December 31, 2016 is as follows:

                                                                              2017            2016             2015
                                                                           -----------     -----------      -----------
Transfers to separate accounts                                             $  367,212      $  590,775       $ 1,299,061
    Transfers from separate accounts                                          295,421         284,248           341,931
                                                                           -----------     -----------      -----------
Net transfers from separate accounts                                       $   71,791      $  306,527       $   957,130
                                                                           ===========     ===========      ===========

Reconciling adjustments:
Reinsurance                                                                   (71,727)       (306,604)          243,734
                                                                           -----------     -----------      -----------
    Transfers as reported in the statements of operations                  $       64      $      (77)      $ 1,200,864
                                                                           ===========     ===========      ===========

                    SUPPLEMENTARY INFORMATION

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
DECEMBER 31, 2017

--------------------------------------------------------------------------------
(Dollars in thousands)




INVESTMENT INCOME EARNED

     Bonds, term notes and loans                                                                            $        958,805
     Preferred stocks (unaffiliated)                                                                                   1,655
     Common stocks (unaffiliated)                                                                                        526
     Mortgage loans                                                                                                  141,904
     Premium notes, policy loans and liens                                                                               363
     Short-term investments                                                                                            7,987
     Other invested assets                                                                                             4,400
     Derivative instruments                                                                                          139,993
                                                                                                            ----------------
          Gross investment income                                                                           $      1,255,633
                                                                                                            ================

Other long term assets -- statement value                                                                   $        191,414
                                                                                                            ----------------
Bonds and Short-Term Investments by Maturity and Class
   by Maturity (weighted based on future cashflows) -- Statement Value
     Due within one year or less                                                                            $      2,048,874
     Over 1 year through 5 years                                                                                   6,500,207
     Over 5 years through 10 years                                                                                 7,227,251
     Over 10 years through 20 years                                                                                5,430,892
     Over 20 years                                                                                                 1,184,765
                                                                                                            ----------------
          Total by maturity                                                                                 $     22,391,989
                                                                                                            ================
   by Class -- Statement Value
     Class 1                                                                                                $     17,391,056
     Class 2                                                                                                       4,660,952
     Class 3                                                                                                         257,033
     Class 4                                                                                                          79,816
     Class 5                                                                                                           3,132
     Class 6                                                                                                              --
                                                                                                            ----------------
          Total by class                                                                                    $     22,391,989
                                                                                                            ================

Total bonds publicly traded                                                                                 $     14,269,956
Total bonds privately placed                                                                                       8,122,033
                                                                                                            ----------------
          Total                                                                                             $     22,391,989
                                                                                                            ================

Mortgage loans on real estate by standing (book value including nonadmittred portion):
     Commercial mortgages                                                                                   $  2,151,783,318
     Residental mortgages                                                                                      1,507,955,233
                                                                                                            ----------------
          Total                                                                                             $  3,659,738,551
                                                                                                            ================
Mortgage loans on real estate by standing (book value):
     Good standing                                                                                          $  3,629,807,894
     Interest overdue more than 90 days, not in foreclosure                                                       29,930,657
                                                                                                            ----------------
          Total                                                                                             $  3,659,738,551
                                                                                                            ================

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
DECEMBER 31, 2017

--------------------------------------------------------------------------------
(Dollars in thousands)





Collateral loans                                                                                              $          10,422
                                                                                                              -----------------
Stock of parents, subisidaries, and affiliates (book vlaue
   including nonadmitted portion) -- bonds                                                                    $              --
                                                                                                              -----------------
Preferred stocks -- statement value                                                                           $           9,419
                                                                                                              -----------------
Common stocks -- market value                                                                                 $         146,375
                                                                                                              -----------------
Options, Caps & Floors Owned -- Statement Value                                                               $         209,428
                                                                                                              -----------------

Short-term investments -- book value:                                                                         $         553,054
Cash equivalents -- book value                                                                                          204,240
Cash on deposit                                                                                                         109,262
                                                                                                              -----------------
                                                                                                              $         866,556
                                                                                                              =================
Life insurance in force
   Ordinary life                                                                                              $         390,536
   Group life                                                                                                 $       1,877,285
                                                                                                              -----------------
                                                                                                              $       2,267,821
                                                                                                              =================
Annuities
   Ordinary
     Deferred -- fully paid account balance                                                                   $      11,446,914
     Deferred -- not fully paid account balance                                                                              35
                                                                                                              -----------------
                                                                                                              $      11,446,949
                                                                                                              =================
   Group
     Fully paid account balance                                                                               $         625,268
     Not fully paid account balance                                                                                         755
                                                                                                              -----------------
                                                                                                              $         626,023
                                                                                                              =================

Accident and health insurance -- premiums in force:
   Ordinary                                                                                                   $          94,296
   Group                                                                                                                  2,235
                                                                                                              -----------------
                                                                                                              $          96,531
                                                                                                              =================

Claim payments:
     Other accident and health --
     2017                                                                                                     $          42,753
                                                                                                              -----------------
     2016                                                                                                     $          45,706
                                                                                                              -----------------

Claims reserves:
     2017                                                                                                     $           3,564
                                                                                                              -----------------
     2016                                                                                                     $           2,437
                                                                                                              -----------------

Deposit funds and dividend accumulations:
     Deposit funds -- account balance                                                                         $       1,316,053
                                                                                                              -----------------
     Dividend accumulations -- account balance                                                                $              --
                                                                                                              -----------------

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2017

--------------------------------------------------------------------------------
(Dollars in thousands)




INVESTMENT RISK INTERROGATORIES

1. The Company's admitted assets as reported in the statutory basis statements of admitted assets, liabilities and capital and surplus is $27,956,186 at December 31, 2017.

2. The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, US Government agency securities and those U.S government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company and (iii) policy loans

                                                                                             Percentage of Total
Investment Category                            Issuer                            Amount        Admitted Assets
-----------------------     ---------------------------------------------      ---------     -------------------
Short Term Investments      2.01  NRZ_FACILITY                                 $360,228            1.3%
Short Term Investments      2.02  INFINITY HOLDINGS                            $258,892            0.9%
Long Term Bonds             2.03  DUBLIN ASSET HOLDINGS                        $206,102            0.7%
Long Term Bonds             2.04  FNBM LLC                                     $200,920            0.7%
Long Term Bonds             2.05  THL CREDIT INC                               $191,257            0.7%
Mortgage Loans              2.06  MAIN STREET RENEWAL LLC                      $179,087            0.6%
Cash Equivalents            2.07  GOLDMAN SACHS FINANCIAL SQUARE
                            FUNDS PRIME OBLIGATIONS FUND                       $174,340            0.6%
Long Term Bonds             2.08  OELF_2017-1A                                 $171,249            0.6%
Long Term Bonds             2.09  MJX ASSET MANAGEMENT LLC                     $170,106            0.6%
Long Term Bonds             2.10  BLUE EAGLE                                   $160,166            0.6%

3. The amount and percentage of the Company's total admitted assets held in bonds, short-term investments and cash equivalents, and by NAIC rating is as follows:

NAIC RATING

                                                                                          Percentage
Bonds                                                                     Amount           Admitted
------------                                                            -----------       ----------
3.01 NAIC-1                                                             $17,420,956         62.3%
3.02 NAIC-2                                                               4,660,952         16.7%
3.03 NAIC-3                                                                 257,033          0.9%
3.04 NAIC-4                                                                  79,816          0.3%
3.05 NAIC-5                                                                   3,133          0.0%
3.06 NAIC-6                                                                      --          0.0%
                                                                        -----------       ----------
                                                                        $22,421,889         80.2%
                                                                        ===========       ==========
NAIC RATING

                                                                                            Percentage
Preferred Stocks                                                              Amount         Admitted
----------------                                                              -------       ----------
3.07 P/RP-1                                                                   $   --           0.0%
3.08 P/RP-2                                                                    9,419           0.0%
3.09 P/RP-3                                                                       --           0.0%
3.10 P/RP-4                                                                       --           0.0%
3.11 P/RP-5                                                                       --           0.0%
3.12 P/RP-6                                                                       --           0.0%
                                                                              -------       ----------
                                                                              $9,419          0.03%
                                                                              =======       ==========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2017

--------------------------------------------------------------------------------
(Dollars in thousands)





4.    Assets held in foreign investments are as follows:

                                                                                                  Percentage of Total
                                                                                     Amount         Admitted Assets
                                                                                   -----------   --------------------
4.02 Total admitted assets held in foreign investments                             $ 3,940,949          14.1%
4.03 Foreign-currency-denominated investments                                               --           0.0%
4.04 Insurance liabilities denominated in that same foreign currency                        --           0.0%

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                            Percentage of Total
                                                                                Amount        Admitted Assets
                                                                              ----------    -------------------
5.01 Countries rated NAIC-1                                                   $3,920,829          14.0%
5.02 Countries rated NAIC-2                                                        2,529           0.0%
5.03 Countries rated NAIC-3 or below                                          $   17,591           0.1%

6. Largest foreign investment exposure to a single country, categorized by the country's NAIC sovereign rating:

                                                                                              Percentage of Total
                                                                                  Amount        Admitted Assets
                                                                                ----------    -------------------
Countries rated NAIC-1
6.01 Cayman Islands                                                             $2,652,517           9.5%
6.02 United Kingdom                                                                232,406           0.8%
Countries rated NAIC-2
6.03 Italy                                                                           2,002           0.0%
6.04 Spain                                                                             528           0.0%
Countries rated NAIC-3 or below
6.05 Russia                                                                         17,591           0.1%

7-9. Assets held in unhedged foreign currency exposure are less than 2.5% of the Company's total admitted assets.

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                                                          NAIC             Percentage of Total
Issuer                                                                   Rating   Amount     Admitted Assets
------------------------------------------                               ------  --------  -------------------
10.01 ABPCI_17                                                              1     $99,994         0.4%
10.02 OZLM FUNDING LTD                                                      1      97,372         0.3%
10.03 NEUBERGER BERMAN CLO LIMITED                                          2      77,119         0.3%
10.04 ANCF_2                                                                1      49,671         0.2%
10.05 KSLT_06-A                                                             1      43,559         0.2%
10.06 ING GROEP NV                                                          1      42,643         0.2%
10.07 GOCAP_19R                                                             1      41,305         0.1%
10.08 GOCAP_2013-17A                                                        1      37,574         0.1%
10.09 ECAF 2015-1A A2                                                       1      36,964         0.1%
10.10 MDPK_2007-4A                                                          1      35,061         0.1%

11. Assets held in investments with contractual sales restrictions are less than 2.5% of the Company's total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5% of the Company's total admitted assets.

13. Assets held in equity interests are less than 2.5% of the Company's total admitted assets.

14. Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company's total admitted assets.

15. Assets held in general partnership interests are less than 2.5% of the Company's total admitted assets.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2017

--------------------------------------------------------------------------------
(Dollars in thousands)




16. With respect to mortgage loans reported in Schedule B, the Company's ten largest aggregate mortgage interests are as follows: The aggregate mortgage interest represents the combined value of all mortgages secured by the same group of properties:

                                                                                           Percentage of Total
Type                                                                             Amount      Admitted Assets
-----------------                                                               --------   -------------------
16.02 Commercial                                                                $ 85,052        0.304%
16.03 Residential                                                               $ 72,523        0.259%
16.04 Residential                                                               $ 63,084        0.226%
16.05 Commercial                                                                $ 61,854        0.221%
16.06 Commercial                                                                $ 60,000        0.215%
16.07 Residential                                                               $ 56,251        0.201%
16.07 Residential                                                               $ 50,313        0.180%
16.08 Commercial                                                                $ 46,245        0.165%
16.09 Commercial                                                                $ 46,124        0.165%
16.10 Commercial                                                                $ 45,942        0.164%

Amounts and percentages of the Company's total admitted assets held in the following categories of mortgage loans:

                                                                                                Percentage of Total
                                                                                     Amount       Admitted Assets
                                                                                    --------    -------------------
16.12 Construction loans                                                            $     --            --%
16.13 Mortgage loans over 90 days past due                                            24,983           0.1%
16.14 Mortgage loans in the process of foreclosure                                     5,163           0.0%
16.15 Mortgage loans foreclosed                                                           --           0.0%
16.16 Restructured mortgage loans                                                         --           0.0%

17. Aggregate mortgage loans have the following loan-to-value ratios as determined for the most current appraisal as of the statement date:

                                             Residential                  Commercial               Agricultural
                                      ------------------------    ---------------------------  ---------------------
                                                      of Total                      of Total                of Total
                                                      Admitted                      Admitted                Admitted
Loan to Value                           Amount         Assets        Amount          Assets     Amount       Assets
------------------                    -----------    ---------    -----------  --------------  --------    ---------
17.01 above 95%                       $        --      0.0%                          0.0%        $--         0.0%
17.02 91 to 95%                                --      0.0%                          0.0%         --         0.0%
17.03 81 to 90%                         1,109,820      4.0%            70,581        0.3%         --         0.0%
17.04 71 to 80%                           242,171      0.9%           274,802        1.0%         --         0.0%
17.05 below 70%                           155,966      0.6%         1,806,401        6.5%         --         0.0%
                                      -----------    ---------    -----------  --------------  --------    ---------
                                      $ 1,507,957      5.4%       $ 2,151,783        7.7%        $--         0.0%
                                      ===========    =========    ===========  ==============  ========    =========

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5% of the Company's total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5% of the Company's total admitted assets.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2017

--------------------------------------------------------------------------------
(Dollars in thousands)





20. Amounts and percentages if the reporting entity's total admitted assets subject to the following agreements:

                                                               At Year-End               At End of Each Quarter
                                                         -----------------------    ---------------------------------
                                                                                     1st Qtr     2nd Qtr      3rd Qtr
                                                          Amount     Percentage      Amount      Amount       Amount
                                                         --------    ----------     --------     -------     --------
20.01 Securities lending (do not include assets held as
      collateral for such transactions)                    $ --         0.0%          $ --         $--         $ --
20.02 Repurchase agreements                                  --         0.0%            --          --           --
20.03 Reverse repurchase agreements                          --         0.0%            --          --           --
20.04 Dollar repurchase agreements                           --         0.0%            --          --           --
20.05 Dollar reverse repurchase agreements                   --         0.0%            --          --           --

21. Amounts and percentages of the reporting entity's total admitted assets for warrants attached to other financial instruments, options, caps and floors:

                                                                       Owned                   Written
                                                              ----------------------   ----------------------
                                                                          Percentage               Percentage
                                                                           of Total                 of Total
                                                                           Admitted                 Admitted
                                                               Amount       Assets      Amount       Assets
                                                              ---------   ----------   --------    ----------
21.01 Hedging                                                 $211,038       0.7%        $ --         0.0%
21.01 Income generation                                             --       0.0%          --         0.0%
21.01 Other                                                         --       0.0%          --         0.0%
                                                              ---------   ----------   --------    ----------
                                                              $211,038      0.01%        $ --          --%
                                                              =========   ==========   ========    ==========

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps and forwards:

                                                             At Year-End              At End of Each Quarter
                                                      -----------------------    --------------------------------
                                                                                  1st Qtr     2nd Qtr     3rd Qtr
                                                        Amount    Percentage      Amount      Amount      Amount
                                                       -------    ----------     --------    --------    --------
22.01 Hedging                                          $ 1,714      0.005%       $ 1,787     $ 1,847      $1,928
22.02 Income generation                                     --      0.000%            --          --          --
22.03 Replications                                          --      0.000%            --          --          --
22.04 Other                                                 --      0.000%            --          --          --

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:

                                                             At Year-End              At End of Each Quarter
                                                      -----------------------    --------------------------------
                                                                                  1st Qtr     2nd Qtr     3rd Qtr
                                                        Amount    Percentage      Amount      Amount      Amount
                                                       -------    ----------     --------    --------    --------
23.01 Hedging                                          $ 2,712       0.0%          $--         $--         $ --
23.02 Income generation                                     --       0.0%           --          --           --
23.03 Replications                                          --       0.0%           --          --           --
23.04 Other                                                 --       0.0%           --          --           --

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2017

--------------------------------------------------------------------------------
(Dollars in thousands)




SUMMARY INVESTMENT SCHEDULE


                                                                                                            GROSS INVESTMENT
                                                                                                                HOLDINGS*
                                                                                                     -----------------------------

                                                                                                                       PERCENTAGE
                                                                                                                        OF TOTAL
                                                                                                                        ADMITTED
                                                                                                        AMOUNT           ASSETS
                                                                                                     -------------   -------------
INVESTMENT CATEGORIES
Bonds
    U.S. treasury securities                                                                         $      10,170         0.04%
    Issued by U.S. government agencies                                                                      10,114         0.04%
    Non-U.S. government (including Canada excluding mortgage-backed securities)                             72,381         0.27%
    Securities issued by states, territories and possessions and political subdivisions in the U.S.
       States, territories and possessions general obligations                                              59,533         0.22%
       Political subdivisions of states, territories and possessions                                            --         0.00%
          and political subdivisions genteral obligations                                                   39,286         0.15%
       Revenue and assessment obligations                                                                  249,705         0.93%
    Mortgage-backed securities (includes residential and commercial MBS
       Pass-through securities
          Guaranteed by GNMA                                                                                 1,989         0.01%
          Issued by FNMA and FHLMC                                                                          27,785         0.10%
       CMOs and REMICs
          Issued or guaranteed by GNMA, FNMA, FHLMC or VA                                                  640,076         2.37%
          All other                                                                                      5,212,694        19.32%
Other debt and other fixed income securities (excluding short term)
    Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)                    11,795,738        43.71%
    Unaffiliated non-U.S. securities (including Canada)                                                  3,670,109        13.60%
    Affiliated securities                                                                                   49,355         0.18%
Equity interests
    Preferred stocks
       Unaffiliated                                                                                          9,419         0.03%
    Publicly traded equity securities
       Unaffiliated                                                                                         59,175         0.22%
    Other equity securities
       Unaffiliated                                                                                         87,200         0.32%
Mortgage loans
    Single family residential properties                                                                 1,507,955         5.59%
    Multifamily residential properties                                                                          --         0.00%
    Commercial loans                                                                                     2,024,972         7.50%
    Mezzanine real Estate Loans                                                                            126,811         0.47%
Contract loans                                                                                               4,932         0.02%
Derivatives                                                                                                213,021         0.79%
Receivables for securities                                                                                  42,814         0.16%
Cash, cash equivalents and short-term investments                                                          866,556         3.21%
Other invested assets                                                                                      201,549         0.75%
                                                                                                     -------------   -------------
                                                                                                     $  26,983,339       100.00%
                                                                                                     =============   =============

                                                                                                          ADMITTED ASSETS AS
                                                                                                            REPORTED IN THE
                                                                                                           ANNUAL STATEMENT
                                                                                                     -----------------------------

                                                                                                                       PERCENTAGE
                                                                                                                        OF TOTAL
                                                                                                                        ADMITTED
                                                                                                        AMOUNT           ASSETS
                                                                                                     -------------   -------------
INVESTMENT CATEGORIES
Bonds
    U.S. treasury securities                                                                         $      10,170          0.04%
    Issued by U.S. government agencies                                                                      10,114          0.04%
    Non-U.S. government (including Canada excluding mortgage-backed securities)                             72,381          0.27%
    Securities issued by states, territories and possessions and political subdivisions in the U.S.
       States, territories and possessions general obligations                                              59,533          0.22%
       Political subdivisions of states, territories and possessions                                            --          0.00%
          and political subdivisions genteral obligations                                                   39,286          0.15%
       Revenue and assessment obligations                                                                  249,705          0.93%
    Mortgage-backed securities (includes residential and commercial MBS
       Pass-through securities
          Guaranteed by GNMA                                                                                 1,989          0.01%
          Issued by FNMA and FHLMC                                                                          27,785          0.10%
       CMOs and REMICs
          Issued or guaranteed by GNMA, FNMA, FHLMC or VA                                                  640,076          2.37%
          All other                                                                                      5,212,694         19.32%
Other debt and other fixed income securities (excluding short term)
    Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)                    11,795,738         43.71%
    Unaffiliated non-U.S. securities (including Canada)                                                  3,670,109         13.60%
    Affiliated securities                                                                                   49,355          0.18%
Equity interests
    Preferred stocks
       Unaffiliated                                                                                          9,419          0.03%
    Publicly traded equity securities
       Unaffiliated                                                                                         59,175          0.22%
    Other equity securities
       Unaffiliated                                                                                         87,200          0.32%
Mortgage loans
    Single family residential properties                                                                 1,507,955          5.59%
    Multifamily residential properties                                                                          --          0.00%
    Commercial loans                                                                                     2,024,972          7.50%
    Mezzanine real Estate Loans                                                                            126,811          0.47%
Contract loans                                                                                               4,932          0.02%
Derivatives                                                                                                213,021          0.79%
Receivables for securities                                                                                  42,814          0.16%
Cash, cash equivalents and short-term investments                                                          866,556          3.21%
Other invested assets                                                                                      199,777          0.75%
                                                                                                     -------------   -------------
                                                                                                     $  26,981,567        100.00%
                                                                                                     =============   =============

* Gross investment holdings as valued in compliance with the NAIC Accounting Practices and Procedures Manual

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part B of the Registration
     Statement.
(b)  Exhibits
     (1) Resolution of the Board of Directors of Forethought Life Insurance Company ("Forethought") authorizing the establishment of the Separate Account.(1)
     (2)   Not applicable.
     (3)   (a)   Principal Underwriter Agreement(3)
     (4)   (a)   Form of Variable Annuity Contract.(1)
     (4)   (b)   Return of Premium Death Benefit Rider.(1)
     (4)   (c)   Maximum Anniversary Value Death Benefit Rider.(1)
     (4)   (d)   Enhanced Return of Premium Death Benefit Rider.(1)
     (4)   (e)   Guaranteed Minimum Withdrawal Benefit Rider (Single Life).(1)
     (4)   (f)   Guaranteed Minimum Withdrawal Benefit Rider (Joint Life/
                 Spousal).(1)
     (4)   (g)   Enhanced Guaranteed Minimum Withdrawal Benefit Rider (Single
                 Life).(1)
     (4)   (h)   Enhanced Guaranteed Minimum Withdrawal Benefit Rider (Joint
                 Life/Spousal).(1)
     (4)   (i)   Maximum Daily Value Death Benefit rider(1)
     (4)   (j)   Fund Facilitation Fee Rider(2)
     (5)   Form of Application.(5)
     (6)   (a)   Articles of Incorporation of Forethought Life Insurance
                 Company.(1)
     (6)   (b)   Bylaws of Forethought Life Insurance Company.(1)
     (7)   Contracts of Reinsurance.
           (a)   Commonwealth Annuity and Life Insurance Company (7)
     (8)   Fund Participation Agreements.
     (8)   (a)   American Century Investment Services, Inc.(2)
     (8)   (b)   BlackRock Variable Series Funds, Inc.(2)
     (8)   (c)   Huntington Funds(2)
     (8)   (d)   Lord Abbett Series Funds, Inc.(2)
     (8)   (e)   PIMCO(2)
     (8)   (f)   Putnam Variable Trust(2)
     (8)   (g)   Northern Lights Variable Trust(2)
     (8)   (h)   American Funds(2)
     (8)   (i)   MFS Variable Insurance Trust(4)
     (8)   (j)   AIM Variable Insurance Funds (Invesco Variable Insurance
                 Funds)(4)
     (8)   (k)   Franklin Templeton Variable Insurance Products Trust(4)
     (8)   (l)   Hartford Funds Management Company(4)
     (8)   (m)   Forethought VIT Funds(5)
     (8)   (n)   Goldman Sachs Variable Insurance Trust(6)
     (9) Opinion and Consent of Sarah M. Patterson, Senior Vice President and Associate General Counsel.
     (10)  Consent of Independent Registered Public Accounting Firm
     (11)  No financial statements are omitted.
     (12)  Not applicable.
     (99)  Copy of Power of Attorney.
     (99)  (a)   John J. Fowler dated March 26, 2018
     (99)  (b)   Robert M. Arena, Jr. dated April 10, 2017 (8)
     (99)  (c)   Hanben Kim Lee dated April 13, 2017 (8)
     (99)  (d)   Peter Cai dated March 8, 2018
     (99)  (e)   Gilles Dellaert dated March 8, 2018
     (99)  (f)   David Wilken dated March 6, 2018
     (99)  (g)   Eric D. Todd dated March 29, 2018


------------

(1) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-182946, filed on July 31, 2012.
(2) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on December 31, 2012.
(3) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on February 26, 2013.
(4) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on April 16, 2013.
(5) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on September 11, 2013.
(6) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on February 6, 2015.
(7) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-209070, filed on March 22, 2016.
(8) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on April 18, 2017.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                             POSITION WITH FORETHOUGHT LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------
Robert M. Arena, Jr. (1)               President, Director (Chairman)*
Hanben Kim Lee (2)                     Executive Vice President, Director*
Peter Cai (2)                          Chief Risk Officer, Director*
Mary L. Cavanaugh (3)                  Chief Compliance Officer
Gilles M. Dellaert (2)                 Chief Investment Officer, Director*
John J. Fowler (3)                     Chief Financial Officer
Brian Hendry (2)                       Chief Audit Executive
David Jacoby (2)                       Chief Accounting Officer
Lori LaForge (1)                       Chief Marketing Officer
Daniel O'Shea (1)                      Chief Human Resources Officer
Samuel Ramos (2)                       Chief Legal Officer, General Counsel, and Secretary
Kathleen M. Redgate (2)                Chief Operating Officer
David K. Mullen (4)                    Head of Preneed
Paula G. Nelson (4)                    Head of Retirement
David Wilken (6)                       Head of Life, Director*
Mark Buono (2)                         Managing Director
Mark Elming (6)                        Managing Director
April Galda (7)                        Managing Director
Jonathan Hecht (2)                     Managing Director
Justin MacNeil (3)                     Managing Director and Assistant Treasurer
Deva Mishra (2)                        Managing Director
Paul Mistretta (Field)                 Managing Director
Philip Sherrill (2)                    Managing Director
Scott D. Silverman (7)                 Managing Director and Assistant Secretary
Eric D. Todd                           Managing Director, Director*
Paul Vambutas (2)                      Managing Director
Kenneth J. Bohrer (4)                  Senior Vice President
Debra Casey (3)                        Senior Vice President
Dennis M. Cody (1)                     Senior Vice President
Michael H. Ebmeier (5)                 Senior Vice President
Robert J. Egan (3)                     Senior Vice President, Valuation and Appointed Actuary
Mark Erickson (2)                      Senior Vice President
Susan L. Fiengo (1)                    Senior Vice President
Brenda L. Gempler (Field)              Senior Vice President
Mark E. Gempler (Field)                Senior Vice President
John Giamalis (1)                      Senior Vice President and Treasurer
Maureen Henderson (6)                  Senior Vice President, Associate General Counsel, and Assistant Secretary
Simeon R. Hernandez, III (Field)       Senior Vice President
Rodney R. Howard (1)                   Senior Vice President
Virginia Johnson (3)                   Senior Vice President, Associate General Counsel, and Assistant Secretary
Kevin Kimmerling (4)                   Senior Vice President, Associate General Counsel, and Assistant Secretary
Larry E. Mitzman                       Senior Vice President
Sarah M. Patterson (1)                 Senior Vice President, Associate General Counsel, and Assistant Secretary
Dean Pentikis (2)                      Senior Vice President
Jason M. Roach (3)                     Senior Vice President
Gary Silber (2)                        Senior Vice President, Associate General Counsel, and Assistant Secretary
Matthew P. Stone (1)                   Senior Vice President
John D. Walls II                       Senior Vice President
Cathy L. Wildt (4)                     Senior Vice President
Sarah Williams (2)                     Senior Vice President
Gregg Anderson                         Vice President
Eileen DeMayo (1)                      Vice President
Thomas Doruska (6)                     Vice President
Elizabeth Gioia (1)                    Vice President, Assistant General Counsel, and Assistant Secretary
Deborah Kohrman (4)                    Vice President
Kevin Leavey (3)                       Vice President
Tonya Maxwell (6)                      Vice President
Natalie Wagner (3)                     Vice President, SEC Rule 38a-1 Chief Compliance Officer, Privacy Officer,
                                       Anti-Money Laundering Officer, and Special Investigative Unit Officer
Margot K. Wallin (3)                   Vice President

* Denotes Board of Directors

Unless otherwise indicated, the principal business address of each of the above individuals is 10 West Market Street, Suite 2300, Indianapolis, IN 46204.

(1)  82 Hopmeadow Street, Suite 200, Simsbury, CT 06089

(2)  4 World Trade Center, 51st Floor, 150 Greenwich Street, New York, NY 10007

(3)  20 Guest Street, Brighton, MA 02135

(4)  One Forethought Center, Batesville, IN 47006

(5)  400 Berwyn Park, Suite 310, 899 Cassatt Road, Berwyn, PA 19312

(6)  Davis Brown Tower, 215 10th Street, 11th Floor, Des Moines, IA 50309

(7)  19 Par-La-Ville Road, Second Floor, Hamilton HM 11, Bermuda

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---22%--          --78%-
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%------100%----
                                                         |                  |
                                                         |                  |
                                                    ------------      ------------
                                                    |  GLOBAL  |      | ARIEL RE |
                                                    | ATLANTIC |      |(HOLDINGS)|
                                                    | FINANCIAL|      |  LIMITED |
                                                    |   LIFE   |      | (Bermuda)|
                                                    |  LIMITED |      ------------
                                                    | (Bermuda)|
                                                    ------------
                                                           |
                                                           |
                                                          100%
                                                           |
                                                           |
                                                  -------------------
                                                  | COMMONWEALTH RE |
                                                  |  MIDCO LIMITED  |
                                                  |    (Bermuda)    |
                                                  -------------------
                                                           |
                                                           |
                                                           |
          -------------------------------------------------------
          |                               |                     |
         100%                            100%                  100%
          |                               |                     |
    -------------------         ----------------------          |
    | GLOBAL ATLANTIC |         | GLOBAL ATLANTIC RE |          |
    |   RE LIMITED    |         |    II LIMITED      |          |
    |   (BERMUDA)     |         |    (BERMUDA)       |          |
    -------------------         ----------------------          |
                                                           ------------
                                                           |  GLOBAL  |
                                                           | ATLANTIC |
                          ---------------------------------|  (FIN)   |--------
                          |                                | COMPANY  |       |
                          |                                |(Delaware)|       |
                          |                                ------------       |
                          |                                           |       |
                          |                                          100%     |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
     -------------------------------------                            |       |
     |                |                  |                            |       |
    100%             100%               100%                          |       |
     |                |                  |                            |       |
--------------- ------------------ ------------------                 |       |
|  FORELIFE   | |GLOBAL ATLANTIC | |GLOBAL ATLANTIC |                 |       |
|   AGENCY,   | |   INVESTMENT   | | DISTRIBUTORS,  |                 |       |
|    INC.     | |   ADVISORS,    | |     LLC        |                 |       |
|  (Indiana)  | |      LLC       | |  (Delaware)    |                 |       |
|             | |   (Indiana)    | |                |                 |       |
--------------- ------------------ ------------------                 |       |
                                                                      |       |
                                                                      |       |
                                                                      |       |
                                                          -----------------   |
                                                          | COMMONWEALTH  |   |
                                                          |   ANNUITY &   |   |
                                                          |     LIFE      |   |
                                                          |   INSURANCE   |   |
                                                          |    COMPANY    |   |
                                                          |(Massachusetts)|   |
                                                          -----------------   |---------------------
                                                                    |                   |          |
                       --------------------------------------------------------         |          |
                       |                    |               |                 |         |          |
                      100%                 100%            100%              100%       |          |
                       |                    |               |                 |         |          |
             ---------------      ---------------   -----------------   ------------    |          |
             | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |
             |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |
             |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
             |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
             | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                   |              ---------------   ------------------        |         |          |  |   RISK   |
                   |                     |                                    |         |          |  | ADVISORS,|
         ----------------------          |                                    |         |          |  |   L.P.   |
         |                    |         100%                                  |         |          |  |(Delaware)|
        100%                 100%        |                                    |         |          |  ------------
         |                    |          |                                    |         |          |
--------------   -----------------  --------------                            |         |          |
|  CONSUMER  |   |     FLIC      |  | FORETHOUGHT |                           |         |          |
|  PIPELINE  |   |   PROPERTIES, |  |  HOLDINGS,  |                           |         |          |
|  TRUST II  |   |      LLC      |  |    LLC      |                           |         |          |
| (DELAWARE) |   |   (Indiana)   |  |  (Indiana)  |                           |         |          |
--------------   -----------------  ---------------                           |         |          |
                                                                              |        10%         |  ------------
                                                                              |         |        100% | GA RISK  |
                                                                              |         |          |  | ADVISORS,|
                                                                              |         |          ---|   INC.   |
                                                                              |         |          |  |(Delaware)|
                                                                              |         |          |  ------------
                                                                              |         |          |
                                                                              |         |          |  ------------
          ---------------------------------------------------------------------         |        100% | GLOBAL   |
          |           |             |           |           |             |             |          |  | ATLANTIC |
         100%        100%          100%        100%        100%          90%            |          ---| FINANCIAL|
          |           |             |           |           |             |             |          |  | COMPANY  |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |     |  -------------------
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------   100% |     GLOBAL      |
                               ----------  -----------  ------------                               |  |     ATLANTIC    |
                                                                                                   ---|    EQUIPMENT    |
                                                                                                      | MANAGEMENT, LLC |
                                                                                                      |    (Delaware)   |
                                                                                                      -------------------

------------------------------------------------------------------------------------------------------------------------------------
LEGAL ENTITY NAME          BUSINESS DESCRIPTION    PARENT 1                 OWNERSHIP INTEREST  PARENT 2          OWNERSHIP INTEREST
------------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                   100%
Company                                            and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Former holding company  Global Atlantic                        100%
Limited                    of divested P&C         Financial Group Limited
                           business
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Global Atlantic                        100%
Life Insurance Company                             (Fin) Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                        100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Consumer Pipeline          Invests in loan assets  Forethought Life                       100%
Trust II                                           Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                   100%
Life Insurance Company                             and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
FLIC Properties            Title holder of         Forethought Life                       100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
------------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Global Atlantic                        100%
                           preneed permit          (Fin) Company
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
------------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                   100%
                           affiliates' products    Life Insurance Company
                           and services
------------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                   100%
Insurance Company          insurance and           and Life Insurance
                           annuities contracts     Company
------------------------------------------------------------------------------------------------------------------------------------
Forethought National Life  Issuer of life          Commonwealth Annuity                   100%
Insurance Company          insurance and           and Life Insurance
                           reinsurer of annuity    Company
                           contracts
------------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                  100%
                           Global Atlantic Risk    Company
                           Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Securities              Global Atlantic                        100%
Distributors, LLC          Broker-dealer           (Fin) Company
                           registered with SEC
                           and FINRA
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Service Company         Global Atlantic (Fin)                  100%
Equipment Management,                              Company
LLC
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Commonwealth Re MidCo                  100%
Company                    company for L&A         Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                  100%
Company                    common employer for     Company
                           the L&A business of
                           GAFG
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                       22%  Third-party                      78%
Group Limited              holding company         Group, Inc.                                  Investors
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                        100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Investment advisor      Global Atlantic (Fin)                  100%
Investment                 registered with SEC     Company
Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Re         Reinsurance company     Commonwealth Re Midco                  100%
Limited                                            Limited
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Re II      Reinsurance company     Commonwealth Re Midco                  100%
Limited                                            Limited
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                  100%
Advisors, L.P.             intermediary            Company
------------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         Limited liability       Accordia Life and                       90%  Global Atlantic (Fin)            10%
                           company with limited    Annuity Company                              Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                      100%
                           purpose financial       Annuity Company
                           insurance company
------------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2018 there were 6,060 Contract Owners.

ITEM 28.  INDEMNIFICATION

     The Company may indemnify any person who is or was a director, officer, employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or other enterprise against expenses reasonably incurred by such person in connection with the defense of any action, suit or proceeding, civil or criminal, in which he is made or threatened to be made, a party by reason of being or having been in any such capacity, or arising out of his status as such, except in relation to matters as to which he is adjudged in such action, suit or proceeding, civil or criminal, to be liable for negligence or misconduct in the performance of duty to the Company; provided however, that such indemnification shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any provision of the Articles of Incorporation, By-Laws, resolution, or other authorization heretofore or hereafter adopted, after notice by a majority vote of all the voting shares then issued and outstanding.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29.  PRINCIPAL UNDERWRITER

       (a) Global Atlantic Distributors, LLC acts as principal underwriter for the following investment companies:

            Forethought Life Insurance Company Separate Account A

       (b)  Managers and Officers of Global Atlantic Distributors, LLC

NAME                                         POSITION
------------------------------------------------------------------------
Robert M. Arena, Jr. (1)      President, Manager (Chairman)
Jeffrey Harpel (4)            Chief Financial Officer
Paula G. Nelson (1)           Head of Distribution, Manager
Margot K. Wallin (3)          Senior Vice President, Chief Compliance Officer
Samuel Ramos (5)              General Counsel and Secretary
John J. Fowler (5)            Treasurer
Ronald Hensel (1)             Vice President
Dean Siegel (1)               Vice President
Justin MacNeil (3)            Assistant Treasurer
Virginia H. Johnson (3)       Assistant Secretary
Sarah M. Patterson (1)        Assistant Secretary
Eric D. Todd (2)              Manager

(1) 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089
(2) 10 West Market Street, Suite 2300, Indianapolis, IN 46204
(3) 20 Guest Street, Brighton, MA 02135
(4) 587 Grahams Woods Road, Carlisle, PA 17015
(5) 4 World Trade Center, 51st Floor, 150 Greenwich Street, New York, NY 10007

       (c) Commissions received by Global Atlantic Distributors, LLC with respect to all variable annuities issued by Forethought Life Insurance Company during 2017.

                              Net Underwriting
Name of Principal               Discounts and         Compensation on        Brokerage
Underwriter                      Commissions             Redemption         Commissions    Compensation
--------------------------------------------------------------------------------------------------------
Global Atlantic
Distributors, LLC          $           23,654,086*   $                0   $            0   $           0

* Global Atlantic Distributors, LLC in its role as Principal Underwriter, did not receive, and therefore did not retain any underwriting commissions for the fiscal year ended December 31, 2017 with regard to the Contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Forethought Life Insurance Company at 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Forethought Life Insurance Company hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Forethought Life Insurance Company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury and State of Connecticut on this 17th day of April, 2018.

FORETHOUGHT LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A
(Registrant)

By:    John J. Fowler                         *By:   /s/ Sarah M. Patterson
       -----------------------------------         -----------------------------------
       John J. Fowler                                Sarah M. Patterson
       Chief Financial Officer*                      Attorney-in-Fact

FORETHOUGHT INSURANCE COMPANY
(Depositor)

By:    John J. Fowler
       -----------------------------------
       John J. Fowler
       Chief Financial Officer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Robert M. Arena, Jr., Director (Chairman),               *By:   /s/ Sarah M. Patterson
 President                                                      -----------------------------------
Hanben Kim Lee, Director, Executive Vice                        Sarah M. Patterson
 President                                                      Attorney-in-Fact
Peter Cai, Director, Chief Risk Officer                  Date:  April 17, 2018
Gilles M. Dellaert, Director, Chief Investment
 Officer
David Wilken, Director, Head of Life
Eric D. Todd, Director, Managing Director

                                 EXHIBIT INDEX

(9) Opinion and Consent of Sarah M. Patterson, Senior Vice President and Associate General Counsel
(10)     Consent of Independent Registered Public Accounting Firm
(99) (a) John J. Fowler dated March 26, 2018
(99) (d) Peter Cai dated March 8, 2018
(99) (e) Gilles Dellaert dated March 8, 2018
(99) (f) David Wilken dated March 6, 2018
(99) (g) Eric D. Todd dated March 29, 2018